FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583
                                  -----------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (650) 312-2000
                                                     --------------
Date of fiscal year end:   12/31
                          -------

Date of reporting period:  9/30/09
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                          SHARES            VALUE
                                                       ------------   -----------------
       COMMON STOCKS 95.2%
       AUTOMOBILES & COMPONENTS 1.3%
       Johnson Controls Inc.                                210,000   $       5,367,600
                                                                      -----------------
       BANKS 0.9%
       Wells Fargo & Co.                                    130,000           3,663,400
                                                                      -----------------
       CAPITAL GOODS 4.6%
       Danaher Corp.                                         80,000           5,385,600
       Flowserve Corp.                                       35,000           3,448,900
(a)    Jacobs Engineering Group Inc.                         65,000           2,986,750
       Precision Castparts Corp.                             50,000           5,093,500
       United Technologies Corp.                             35,000           2,132,550
                                                                      -----------------
                                                                             19,047,300
                                                                      -----------------
       COMMERCIAL & PROFESSIONAL SERVICES 1.1%
(a)    Stericycle Inc.                                       95,000           4,602,750
                                                                      -----------------
       CONSUMER DURABLES & APPAREL 1.0%
       NIKE Inc., B                                          65,000           4,205,500
                                                                      -----------------
       DIVERSIFIED FINANCIALS 2.3%
       BlackRock Inc.                                        20,000           4,336,400
       JPMorgan Chase & Co.                                  46,260           2,027,113
       T. Rowe Price Group Inc.                              65,000           2,970,500
                                                                      -----------------
                                                                              9,334,013
                                                                      -----------------
       ENERGY 7.3%
       Devon Energy Corp.                                    60,000           4,039,800
(a)    FMC Technologies Inc.                                 98,000           5,119,520
       Occidental Petroleum Corp.                            65,000           5,096,000
(a)    Petrohawk Energy Corp.                               160,000           3,873,600
       Range Resources Corp.                                 80,000           3,948,800
       Smith International Inc.                             130,000           3,731,000
       XTO Energy Inc.                                      100,000           4,132,000
                                                                      -----------------
                                                                             29,940,720
                                                                      -----------------
       FOOD & STAPLES RETAILING 2.1%
       CVS Caremark Corp.                                   240,000           8,577,600
                                                                      -----------------
       FOOD, BEVERAGE & TOBACCO 1.8%
(a)    Hansen Natural Corp.                                  90,000           3,306,600
       PepsiCo Inc.                                          70,000           4,106,200
                                                                      -----------------
                                                                              7,412,800
                                                                      -----------------
       HEALTH CARE EQUIPMENT & SERVICES 8.9%
       Aetna Inc.                                            65,000           1,808,950
       Baxter International Inc.                             70,000           3,990,700
       C. R. Bard Inc.                                       50,000           3,930,500
(a)    DaVita Inc.                                           60,000           3,398,400
(a)    Express Scripts Inc.                                  80,000           6,206,400
(a)    Intuitive Surgical Inc.                               20,000           5,245,000
       Stryker Corp.                                         65,000           2,952,950
(a)    Varian Medical Systems Inc.                           75,000           3,159,750
(a)    VCA Antech Inc.                                      215,000           5,781,350
                                                                      -----------------
                                                                             36,474,000
                                                                      -----------------
       HOUSEHOLD & PERSONAL PRODUCTS 1.9%
       Clorox Co.                                            45,000           2,646,900
       Mead Johnson Nutrition Co., A                         30,000           1,353,300
       The Procter & Gamble Co.                              70,000           4,054,400
                                                                      -----------------
                                                                              8,054,600
                                                                      -----------------
       INSURANCE 2.2%
       Aflac Inc.                                           140,000           5,983,600

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Assurant Inc.                                        100,000   $       3,206,000
                                                                      -----------------
                                                                              9,189,600
                                                                      -----------------
       MATERIALS 4.7%
       Celanese Corp., A                                    110,000           2,750,000
       Ecolab Inc.                                          160,000           7,396,800
       Praxair Inc.                                         115,000           9,394,350
                                                                      -----------------
                                                                             19,541,150
                                                                      -----------------
       MEDIA 0.8%
(a)    The DIRECTV Group Inc.                                75,000           2,068,500
       The Walt Disney Co.                                   50,000           1,373,000
                                                                      -----------------
                                                                              3,441,500
                                                                      -----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
          SCIENCES 9.5%
       Abbott Laboratories                                   50,000           2,473,500
(a)    Celgene Corp.                                        115,000           6,428,500
(a)    Gilead Sciences Inc.                                 130,000           6,055,400
       Johnson & Johnson                                     75,000           4,566,750
(a)    Life Technologies Corp.                               70,000           3,258,500
(a)    Onyx Pharmaceuticals Inc.                             35,000           1,048,950
       Schering-Plough Corp.                                340,000           9,605,000
(b)    Talecris Biotherapeutics Holdings Corp.               62,100           1,313,415
(a)    Waters Corp.                                          75,000           4,189,500
                                                                      -----------------
                                                                             38,939,515
                                                                      -----------------
       RETAILING 2.2%
(a)    Amazon.com Inc.                                       40,000           3,734,400
(a)    Kohl's Corp.                                          37,000           2,110,850
(a)    Priceline.com Inc.                                    20,000           3,316,400
                                                                      -----------------
                                                                              9,161,650
                                                                      -----------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
       Altera Corp.                                         150,000           3,076,500
       Analog Devices Inc.                                  100,000           2,758,000
       Intel Corp.                                          100,000           1,957,000
(a)    Lam Research Corp.                                   125,000           4,270,000
       Microchip Technology Inc.                            180,000           4,770,000
                                                                      -----------------
                                                                             16,831,500
                                                                      -----------------
       SOFTWARE & SERVICES 17.5%
(a)    Activision Blizzard Inc.                             325,000           4,026,750
(a)    Adobe Systems Inc.                                   145,000           4,790,800
(a)    Alliance Data Systems Corp.                           70,000           4,275,600
(a)    Autodesk Inc.                                         85,000           2,023,000
(a)    Concur Technologies Inc.                              55,000           2,186,800
       FactSet Research Systems Inc.                         50,000           3,312,000
(a)    Google Inc., A                                        20,000           9,917,000
       MasterCard Inc., A                                    42,000           8,490,300
(a)    McAfee Inc.                                          100,000           4,379,000
(a)    Nuance Communications Inc.                           275,000           4,114,000
       Oracle Corp.                                         350,000           7,294,000
       Paychex Inc.                                         105,000           3,050,250
(a)    SAIC Inc.                                            100,000           1,754,000
(a)    Salesforce.com Inc.                                   40,000           2,277,200
(a)    Sybase Inc.                                           96,210           3,742,569
       Visa Inc., A                                          90,000           6,219,900
                                                                      -----------------
                                                                             71,853,169
                                                                      -----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 16.2%
(a)    Apple Inc.                                            67,000          12,419,790
(a)    Cisco Systems Inc.                                   480,000          11,299,200
(a)    FLIR Systems Inc.                                    210,000           5,873,700
       Hewlett-Packard Co.                                  175,000           8,261,750
(a)    Juniper Networks Inc.                                115,000           3,107,300
       National Instruments Corp.                            75,000           2,072,250
(a)    NetApp Inc.                                          207,000           5,522,760

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       QUALCOMM Inc.                                        265,000   $      11,919,700
(a)    Research In Motion Ltd. (Canada)                      50,000           3,377,500
(a)    Trimble Navigation Ltd.                              115,000           2,749,650
                                                                      -----------------
                                                                             66,603,600
                                                                      -----------------
       TELECOMMUNICATION SERVICES 2.4%
(a)    American Tower Corp., A                              195,000           7,098,000
(a)    NIL Holdings Inc.                                     90,000           2,698,200
                                                                      -----------------
                                                                              9,796,200
                                                                      -----------------
       TRANSPORTATION 2.4%
       C.H. Robinson Worldwide Inc.                          80,000           4,620,000
       Expeditors International of Washington Inc.          150,000           5,272,500
                                                                      -----------------
                                                                              9,892,500
                                                                      -----------------
       TOTAL COMMON STOCKS (COST $361,633,986)                              391,930,667
                                                                      -----------------
       SHORT TERM INVESTMENTS (COST $17,702,795) 4.3%
       MONEY MARKET FUNDS 4.3%
(c)    Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                               17,702,795          17,702,795
                                                                      -----------------
       TOTAL INVESTMENTS (COST $379,336,781) 99.5%                          409,633,462
       OTHER ASSETS, LESS LIABILITIES 0.5%                                    1,922,237
                                                                      -----------------
       NET ASSETS 100.0%                                              $     411,555,699
                                                                      =================

(a)  Non-income producing.

(b)  Security purchased on a delayed delivery basis.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                           COUNTRY           SHARES          VALUE
                                                       ---------------   -------------   ---------------
       COMMON STOCKS 98.6%
       DIVERSIFIED REAL ESTATE ACTIVITIES 1.0%
(a)    The St. Joe Co.                                  United States           60,200       $ 1,753,024
       Sun Hung Kai Properties Ltd.                        Hong Kong           153,000         2,254,529
                                                                                         ---------------
                                                                                               4,007,553
                                                                                         ---------------
       DIVERSIFIED REITS 16.1%
       British Land Co. PLC                             United Kingdom       1,253,600         9,519,160
       Canadian REIT                                        Canada              63,200         1,523,817
       Dexus Property Group                               Australia          5,145,190         3,834,659
       Goodman Property Trust                            New Zealand         2,197,401         1,586,853
       H&R Real Estate Investment Trust                     Canada             168,900         2,197,176
       Kenedix Realty Investment Corp.                      Japan                  387         1,453,055
       Kiwi Income Property Trust                        New Zealand         1,886,091         1,443,763
(b)    Kiwi Income Property Trust, 144A                  New Zealand           988,000           756,293
       Land Securities Group PLC                        United Kingdom         432,562         4,320,078
       Liberty Property Trust                           United States          202,500         6,587,325
       Mirvac Group                                       Australia          2,078,728         3,080,176
       Premier Investment Co.                               Japan                  348         1,446,203
       Shaftesbury PLC                                  United Kingdom         221,300         1,265,275
       Stockland                                          Australia          1,332,914         4,796,571
(b)    Stockland, 144A                                    Australia            695,724         2,503,605
       United Urban Investment Corp.                        Japan                  122           714,968
       Vornado Realty Trust                             United States          207,646        13,374,479
       Wereldhave NV                                     Netherlands            10,490         1,032,915
                                                                                         ---------------
                                                                                              61,436,371
                                                                                         ---------------
       INDUSTRIAL REITS 6.3%
       AMB Property Corp.                               United States          193,600         4,443,120
       Ascendas REIT                                      Singapore          1,930,000         2,644,493
       Goodman Group                                      Australia          7,998,086         4,691,117
       Japan Logistics Fund Inc.                            Japan                  223         1,813,715
       ProLogis                                         United States          539,500         6,430,840
       Segro PLC                                        United Kingdom         727,670         4,273,218
                                                                                         ---------------
                                                                                              24,296,503
                                                                                         ---------------
       MORTGAGE REITS 0.5%
(a)    Starwood Property Trust Inc.                     United States           90,300         1,828,575
                                                                                         ---------------
       OFFICE REITS 17.2%
       Alexandria Real Estate Equities Inc.             United States           92,800         5,043,680
       Befimmo SCA                                         Belgium              22,500         2,041,025
       Boston Properties Inc.                           United States          212,400        13,922,820
       CapitaCommercial Trust                             Singapore          4,495,000         3,318,874
       Champion REIT                                      Hong Kong          6,879,196         2,867,071
       Corporate Office Properties Trust                United States           91,300         3,367,144
       Derwent London PLC                               United Kingdom          86,800         1,690,778
       Digital Realty Trust Inc.                        United States           81,200         3,711,652
       Great Portland Estates PLC                       United Kingdom         540,236         2,285,076
       Highwoods Properties Inc.                        United States          115,300         3,626,185
       ING Office Fund                                    Australia          6,355,644         3,139,180
       Japan Prime Realty Investment Co.                    Japan                  584         1,419,740
       Japan Real Estate Investment Corp.                   Japan                  287         2,347,034
       Mack-Cali Realty Corp.                           United States           89,800         2,903,234
(a)    Macquarie Office Trust                             Australia          7,965,276         2,107,612
       Nippon Building Fund Inc.                            Japan                  361         3,221,670
       Nomura Real Estate Office Fund Inc.                  Japan                  160         1,064,230
       ORIX JREIT Inc.                                      Japan                  445         2,305,443
       Silic                                                France              28,460         3,670,134
       SL Green Realty Corp.                            United States           37,100         1,626,835
                                                                                         ---------------
                                                                                              65,679,417
                                                                                         ---------------
       REAL ESTATE DEVELOPMENT 0.5%
       Helical Bar PLC                                  United Kingdom         292,009         1,753,542
                                                                                         ---------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       REAL ESTATE OPERATING COMPANIES 0.8%
       Hongkong Land Holdings Ltd.                        Hong Kong            692,000   $     3,010,200
                                                                                         ---------------
       RESIDENTIAL REITS 9.1%
       AvalonBay Communities Inc.                       United States           96,790         7,039,537
       Boardwalk REIT                                      Canada               39,800         1,433,849
       Camden Property Trust                            United States           79,700         3,211,910
       Equity Lifestyle Properties Inc.                 United States           81,900         3,504,501
       Equity Residential                               United States          347,700        10,674,390
       Nippon Accommodations Fund Inc.                      Japan                  351         1,951,412
       Nippon Residential Investment Corp.                  Japan                  440         1,131,435
       UDR Inc.                                         United States          376,070         5,919,342
                                                                                         ---------------
                                                                                              34,866,376
                                                                                         ---------------
       RETAIL REITS 33.5%
       CBL & Associates Properties Inc.                 United States           67,600           655,720
       CFS Retail Property Trust                          Australia          1,456,562         2,582,222
       Corio NV                                          Netherlands           101,230         6,980,406
       Developers Diversified Realty Corp.              United States          137,976         1,274,898
       Eurocommercial Properties NV                      Netherlands            61,650         2,440,815
       Federal Realty Investment Trust                  United States           78,400         4,811,408
       Frontier Real Estate Investment Corp.                Japan                  358         2,772,102
       Glimcher Realty Trust                            United States          198,450           728,311
       Hammerson PLC                                   United Kingdom          904,060         5,697,671
       Japan Retail Fund Investment Corp.                   Japan                  405         2,197,482
       Kimco Realty Corp.                               United States          399,100         5,204,264
       Klepierre                                           France               62,690         2,486,118
       The Link REIT                                      Hong Kong          3,175,600         6,990,418
       The Macerich Co.                                 United States           83,749         2,540,107
       National Retail Properties Inc.                  United States          177,500         3,810,925
       Realty Income Corp.                              United States          222,800         5,714,820
       Regency Centers Corp.                            United States           55,700         2,063,685
       RioCan REIT                                         Canada              292,800         4,925,377
       Simon Property Group Inc.                        United States          244,110        16,948,557
       Suntec REIT                                        Singapore          2,925,000         2,201,200
       Tanger Factory Outlet Centers Inc.               United States           86,100         3,214,974
       Taubman Centers Inc.                             United States           32,100         1,158,168
       Unibail-Rodamco SE                                  France               84,463        17,541,870
       Westfield Group                                    Australia          1,521,847        18,657,541
(b)    Westfield Group, 144A                              Australia            392,800         4,815,650
                                                                                         ---------------
                                                                                             128,414,709
                                                                                         ---------------
       SPECIALIZED REITS 13.6%
       CDL Hospitality Trusts                             Singapore            914,000           934,408
       HCP Inc.                                         United States          284,500         8,176,530
       Health Care REIT Inc.                            United States          114,100         4,748,842
       Host Hotels & Resorts Inc.                       United States          864,314        10,172,976
       LaSalle Hotel Properties                         United States          138,400         2,720,944
       Nationwide Health Properties Inc.                United States          172,200         5,336,478
       Public Storage                                   United States          130,100         9,788,724
       Ventas Inc.                                      United States          268,100        10,321,850
                                                                                         ---------------
                                                                                              52,200,752
                                                                                         ---------------
       TOTAL COMMON STOCKS (COST $321,517,757)                                               377,493,998
                                                                                         ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

                                                                           PRINCIPAL
                                                           COUNTRY           AMOUNT           VALUE
                                                       ---------------   -------------   ---------------
       SHORT TERM INVESTMENTS (COST $7,380,919) 1.9%
       REPURCHASE AGREEMENTS 1.9%
(c)    Joint Repurchase Agreement, 0.029%, 10/01/09
          (Maturity Value $7,380,924)                   United States    $   7,380,919   $     7,380,919
       Banc of America Securities LLC (Maturity
          Value $930,735)
       Barclays Capital Inc. (Maturity Value
          $1,093,558)
       BNP Paribas Securities Corp. (Maturity Value
          $1,861,394)
       Credit Suisse Securities (USA) LLC (Maturity
          Value $1,163,381)
       Deutsche Bank Securities Inc. (Maturity Value
          $703,181)
       HSBC Securities (USA) Inc. (Maturity Value
          $698,014)
       Morgan Stanley & Co. Inc. (Maturity Value
          $698,014)
       UBS Securities LLC (Maturity Value $232,647)
          Collateralized by U.S. Government Agency
             Securities, 0.50% - 5.00%, 3/19/10 -
             2/13/17; (d)U.S. Government Agency
             Discount Notes, 12/31/09 - 4/26/10;
             (d)U.S. Treasury Bills, 6/10/20; and
             U.S. Treasury Notes, 1.50% - 4.125%,
             7/15/10 - 8/31/14
                                                                                         ---------------
       TOTAL INVESTMENTS (COST $328,898,676) 100.5%                                          384,874,917
       OTHER ASSETS, LESS LIABILITIES (0.5)%                                                  (2,039,237)
                                                                                         ---------------
       NET ASSETS 100.0%                                                                 $   382,835,680
                                                                                         ===============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $8,075,548, representing 2.11% of net assets.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2009, all repurchase agreements had been entered into on that date.

(d)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                          CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY            COUNTERPARTY   TYPE     QUANTITY       AMOUNT        DATE      APPRECIATION   DEPRECIATION
--------            ------------   ----   -----------   -----------   ----------   ------------   ------------
Australian Dollar       DBAB       Sell     4,187,481   $ 3,227,250    10/15/09    $         --   $   (461,633)
Japanese Yen            DBAB       Sell   398,805,578     4,260,443    10/16/09              --       (183,302)
Japanese Yen            DBAB       Buy    178,027,200     1,902,000    10/16/09          81,692             --
Euro                    JPHQ       Sell     4,803,953     6,795,384    10/20/09              --       (233,193)
Australian Dollar       UBSW       Sell    17,016,599    14,032,774    10/21/09              --       (950,417)
Australian Dollar       HSBC       Sell     8,031,708     6,404,484    10/21/09              --       (667,471)
Australian Dollar       JPHQ       Sell     3,394,834     2,706,565    10/21/09              --       (282,601)
Australian Dollar       UBSW       Buy      5,357,794     4,468,000    10/21/09         249,561             --
British Pound           UBSW       Buy      3,389,775     5,463,000    10/21/09              --        (46,827)
British Pound           UBSW       Sell    10,833,678    17,902,121    10/21/09         592,099             --
British Pound           BZWS       Sell     2,379,507     3,871,624    10/21/09          69,654             --
Canadian Dollar         UBSW       Sell     2,012,239     1,805,184    10/21/09              --        (75,394)
Euro                    UBSW       Sell     8,724,766    12,345,633    10/21/09              --       (419,406)
Japanese Yen            CITI       Sell   343,273,797     3,650,296    10/21/09              --       (174,807)
Singapore Dollar        BZWS       Sell       349,896       241,075    10/21/09              --         (7,292)
Singapore Dollar        CITI       Sell       214,605       148,004    10/21/09              --         (4,330)
Canadian Dollar         DBAB       Sell     2,482,598     2,295,196    10/28/09              --        (24,995)
Australian Dollar       JPHQ       Sell     7,784,563     6,348,467    11/20/09              --       (488,737)
Australian Dollar       BOFA       Sell     2,966,881     2,419,254    11/20/09              --       (186,566)
British Pound           BOFA       Sell     2,266,408     3,725,453    11/20/09         104,526             --
Euro                    BZWS       Sell     2,771,063     3,902,253    11/20/09              --       (151,922)
Japanese Yen            BZWS       Sell   328,128,712     3,470,425    11/20/09              --       (186,597)
Japanese Yen            JPHQ       Sell   100,796,081     1,065,501    11/20/09              --        (57,880)
Singapore Dollar        BOFA       Sell     4,133,949     2,892,021    11/20/09              --        (41,790)
Canadian Dollar         DBAB       Sell     3,477,957     3,236,784    11/27/09              --        (13,810)
Euro                    DBAB       Sell     3,965,527     5,817,032    12/21/09          15,672             --
Australian Dollar       HSBC       Sell     5,878,471     5,073,708    12/22/09              --        (73,718)
Australian Dollar       BZWS       Sell     3,574,502     3,089,070    12/22/09              --        (40,908)
Australian Dollar       CITI       Sell     1,241,456     1,072,556    12/22/09              --        (14,513)
Australian Dollar       DBAB       Sell     6,118,348     5,316,320    12/22/09              --         (8,995)
British Pound           BZWS       Sell     1,616,274     2,662,340    12/22/09          80,236             --
British Pound           DBAB       Sell     3,984,548     6,557,331    12/22/09         191,756             --
British Pound           CITI       Sell     2,460,287     4,048,932    12/22/09         118,462             --
Canadian Dollar         DBAB       Sell     1,909,256     1,792,224    12/22/09           7,705             --
Euro Hong Kong          DBAB       Sell     1,431,201     2,107,000    12/22/09          13,232             --
Dollar                  HSBC       Sell    94,013,112    12,131,522    12/22/09              --         (6,038)
Japanese Yen            HSBC       Sell   526,797,231     5,782,943    12/22/09              --        (89,818)
Japanese Yen            CITI       Sell   255,028,605     2,798,401    12/22/09              --        (44,671)
Japanese Yen            DBAB       Sell   215,629,570     2,365,682    12/22/09              --        (38,167)
New Zealand Dollar      DBAB       Sell     2,431,357     1,714,253    12/22/09              --        (31,347)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

New Zealand Dollar      UBSW       Sell       553,646       390,122    12/22/09              --         (7,370)
Singapore Dollar        DBAB       Sell     8,314,094     5,877,720    12/22/09              --        (21,795)
Australian Dollar       BOFA       Sell     1,959,408     1,698,630    12/29/09              --        (15,920)
Euro                    BOFA       Sell     3,621,888     5,347,428    12/29/09          48,896             --
Japanese Yen            BOFA       Sell   273,118,545     3,027,989    12/29/09              --        (16,947)
                                                                                   ------------   ------------
                        Unrealized appreciation (depreciation)                        1,573,491     (5,069,177)
                                                                                   ------------   ------------
                           Net unrealized appreciation (depreciation)              $         --   $ (3,495,686)
                                                                                   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

BZWS Barclays Bank PLC

DBAB Deutsche Bank AG

BOFA Bank of America N.A.

CITI Citibank N.A.

JPHQ JP Morgan Chase Bank, N.A

HSBC HSBC Bank USA

UBSW UBS AG

SELECTED PORTFOLIO

REIT Real Estate Investment Trust

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GROWTH AND INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                      COUNTRY           SHARE           VALUE
                                                                                   --------------   -------------   ----------------
       COMMON STOCKS 67.2%
       CONSUMER DISCRETIONARY 3.3%
       Best Buy Co. Inc                                                            United States          139,600   $      5,237,792
       The Home Depot Inc.                                                         United States          193,500          5,154,840
                                                                                                                    ----------------
                                                                                                                          10,392,632
                                                                                                                    ----------------
       CONSUMER STAPLES 6.8%
       The Coca-Cola Co.                                                           United States          154,300          8,285,910
       Diageo PLC, ADR                                                             United Kingdom         106,900          6,573,281
       Unilever NV, N.Y. shs.                                                      Netherlands            232,700          6,715,722
                                                                                                                    ----------------
                                                                                                                          21,574,913
                                                                                                                    ----------------
       ENERGY 9.7%
       Chevron Corp.                                                               United States          115,300          8,120,579
       ConocoPhillips                                                              United States          131,600          5,943,056
       Exxon Mobil Corp.                                                           United States           66,444          4,558,723
       Halliburton Co.                                                             United States          212,900          5,773,848
       Spectra Energy Corp.                                                        United States          332,900          6,305,126
                                                                                                                    ----------------
                                                                                                                          30,701,332
                                                                                                                    ----------------
       FINANCIALS 5.8%
       Aflac Inc.                                                                  United States           99,100          4,235,534
       JPMorgan Chase & Co.                                                        United States          118,170          5,178,209
       Marsh & McLennan Cos. Inc.                                                  United States          171,000          4,228,830
       Wells Fargo & Co.                                                           United States          160,100          4,511,618
                                                                                                                    ----------------
                                                                                                                          18,154,191
                                                                                                                    ----------------
       HEALTH CARE 8.1%
       Abbott Laboratories                                                         United States          130,700          6,465,729
       Johnson & Johnson                                                           United States          144,200          8,780,338
       Merck & Co. Inc.                                                            United States          161,300          5,101,919
       Pfizer Inc.                                                                 United States          320,300          5,300,965
                                                                                                                    ----------------
                                                                                                                          25,648,951
                                                                                                                    ----------------
       INDUSTRIALS 13.9%
       3M Co.                                                                      United States          100,200          7,394,760
       Caterpillar Inc.                                                            United States          124,400          6,385,452
       General Dynamics Corp.                                                      United States          101,700          6,569,820
       General Electric Co.                                                        United States          281,100          4,615,662
       J.B. Hunt Transport Services Inc.                                           United States          132,200          4,247,586
       Pitney Bowes Inc.                                                           United States          157,700          3,918,845
       Republic Services Inc.                                                      United States          203,400          5,404,338
       United Parcel Service Inc., B                                               United States           94,800          5,353,356
                                                                                                                    ----------------
                                                                                                                          43,889,819
                                                                                                                    ----------------
       INFORMATION TECHNOLOGY 10.9%
       Intel Corp.                                                                 United States          395,800          7,745,806
       International Business Machines Corp.                                       United States           65,200          7,798,572
       Microsoft Corp.                                                             United States          348,800          9,030,432
       Nokia Corp., ADR                                                               Finland             250,100          3,656,462
       Paychex Inc.                                                                United States          209,000          6,071,450
                                                                                                                    ----------------
                                                                                                                          34,302,722
                                                                                                                    ----------------
       TELECOMMUNICATION SERVICES 3.8%
       AT&T Inc.                                                                   United States          288,597          7,795,005
       Verizon Communications Inc.                                                 United States          135,900          4,113,693
                                                                                                                    ----------------
                                                                                                                          11,908,698
                                                                                                                    ----------------
       UTILITIES 4.9%
       PG&E Corp.                                                                  United States          122,300          4,951,927
       Sempra Energy                                                               United States           93,842          4,674,270
       The Southern Co.                                                            United States          189,500          6,001,465
                                                                                                                    ----------------
                                                                                                                          15,627,662
                                                                                                                    ----------------
       TOTAL COMMON STOCKS (COST $202,228,411)                                                                           212,200,920
                                                                                                                    ----------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GROWTH AND INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       PREFERRED STOCKS (COST $8,133,100) 0.2%
       FINANCIALS 0.2%
(a)    Fannie Mae, 8.25%, pfd                                                      United States          325,000   $        523,250
                                                                                                                    ----------------
       CONVERTIBLE PREFERRED STOCKS 13.7%
       CONSUMER DISCRETIONARY 1.0%
       Autoliv Inc., 8.00%, cvt. pfd                                               Sweden                  66,000          3,152,292
                                                                                                                    ----------------
       FINANCIALS 4.6%
       Bank of America Corp., 7.25%, cvt. pfd., L                                  United States            9,500          8,074,905
       Wells Fargo & Co., 7.50%, cvt. pfd., A                                      United States            7,100          6,340,300
                                                                                                                    ----------------
                                                                                                                          14,415,205
                                                                                                                    ----------------
       HEALTH CARE 4.1%
       Schering-Plough Corp., 6.00%, cvt. pfd                                      United States           39,800          9,661,450
       Tenet Healthcare Corp., 7.00%, cvt. pfd                                     United States            3,200          3,280,000
                                                                                                                    ----------------
                                                                                                                          12,941,450
                                                                                                                    ----------------
       MATERIALS 2.0%
       Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd                        United States           63,200          6,509,600
                                                                                                                    ----------------
       UTILITIES 2.0%
       Great Plains Energy Inc., 12.00%, cvt. pfd                                  United States          100,000          6,309,000
                                                                                                                    ----------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $37,300,967)                                                              43,327,547
                                                                                                                    ----------------
       EQUITY-LINKED SECURITIES 2.9%
       CONSUMER DISCRETIONARY 1.6%
(b)    Morgan Stanley into Comcast Corp., 10.00%, 144A                             United States          300,000          4,946,460
                                                                                                                    ----------------
       ENERGY 1.3%
       Credit Suisse into Weatherford International Ltd.,11.00%, 3(A)2             United States          200,000          4,164,660
                                                                                                                    ----------------
       TOTAL EQUITY-LINKED SECURITIES (COST $8,494,850)                                                                    9,111,120
                                                                                                                    ----------------

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(c)
                                                                                                    -------------
       CORPORATE BONDS 6.1%
       FINANCIALS 6.1%
       Aflac Inc., senior note, 8.50%, 5/15/19                                     United States    $   4,000,000          4,766,988
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13               United States        7,000,000          7,772,184
(d)    JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual                 United States        7,000,000          6,741,679
                                                                                                                    ----------------
       TOTAL CORPORATE BONDS (COST $17,278,574)                                                                           19,280,851
                                                                                                                    ----------------
       CONVERTIBLE BONDS 7.3%
       CONSUMER DISCRETIONARY 1.1%
       Carnival Corp., cvt., senior deb., 2.00%, 4/15/21                           United States        3,156,000          3,369,030
                                                                                                                    ----------------
       HEALTH CARE 2.0%
(b)    Mylan Inc., cvt., 144A, 3.75%, 9/15/15                                      United States        4,500,000          6,283,125
                                                                                                                    ----------------
       INFORMATION TECHNOLOGY 2.9%
       Microchip Technology Inc., cvt., 2.125%, 12/15/37                           United States       10,000,000          9,300,000
                                                                                                                    ----------------
       MATERIALS 1.3%                                                                Luxembourg         2,750,000          3,975,620
       ArcelorMittal, cvt., senior note, 5.00%, 5/15/14

Franklin Templeton Variable Insurance Products Trust
Franklin Growth and Income Securities Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       TOTAL CONVERTIBLE BONDS (COST $17,638,543)                                                                   $     22,927,775
                                                                                                                    ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $291,074,445)                                               307,371,463
                                                                                                                    ----------------
       SHORT TERM INVESTMENTS (COST $67,962) 0.0%(e)

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(0)
                                                                                                    -------------
REPURCHASE AGREEMENTS (COST $67,962) 0.0%E
(f)    joint Repurchase Agreement, 0.029%, 10/01/09 (Maturity Value
       $67,962)                                                                    United States    $      67,962   $         67,962

       Bane of America Securities LLC (Maturity Value $8,570)
       Barclays Capital Inc. (Maturity Value $10,069)
       BNP Paribas Securities Corp. (Maturity Value $17,140)
       Credit Suisse Securities (USA) LLC (Maturity Value $10,712)
       Deutsche Bank Securities Inc. (Maturity Value $6,475)
       HSBC Securities (USA) Inc. (Maturity Value $6,427)
       Morgan Stanley & Co. Inc. (Maturity Value $6,427)
       UBS Securities LLC (Maturity Value $2,142)
          Collateralized by U.S. Government Agency Securities, 0.50%-5.00%,
       3/19/10-2/13/17; (g)U.S. Government Agency Discount Notes, 12/31/09 -
       4/26/10; (g)U.S. Treasury Bills, 6/10/20; and U.S. Treasury Notes,
       1.50% - 4.125%, 7/15/10 - 8/31/14
                                                                                                                    ----------------
TOTAL INVESTMENTS (COST $291,142,407) 97.4%                                                                              307,439,425
OTHER ASSETS, LESS LIABILITIES 2.6%                                                                                        8,287,379
                                                                                                                    ----------------
NET ASSETS 100.0%                                                                                                   $    315,726,804
                                                                                                                    ----------------

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $11,229,585, representing 3.56% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  Perpetual security with no stated maturity date.

(e)  Rounds to less than 0.1% of net assets.

(f) investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2009, all repurchase agreements had been entered into on that date.

(g)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN GROWTH AND INCOME SECURITIES FUND

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR   American Depository Receipt

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                                    PRINCIPAL(a)
                                                                                      COUNTRY           AMOUNT           VALUE
                                                                                   --------------   -------------   ----------------
(b)    SENIOR FLOATING RATE INTERESTS 1.8%

       CONSUMER SERVICES 0.2%
       OSI Restaurant Partners LLC (Outback),
           Pre-Funded Revolving Credit, 0.119% - 2.563%, 6/14/13                   United States    $      54,086   $         46,199
           Term Loan B, 2.563%, 6/14/14                                            United States          637,378            544,427
                                                                                                                    ----------------
                                                                                                                             590,626
                                                                                                                    ----------------
       MATERIALS 0.6%
       Novelis Corp., U.S. Term Loan, 2.25% - 2.29%, 7/07/14                       United States        1,591,909          1,463,988
                                                                                                                    ----------------
       MEDIA 0.4%
       Univision Communications Inc., Initial Term Loan, 2.533%, 9/29/14           United States        1,000,000            849,375
                                                                                                                    ----------------
       UTILITIES 0.6%
       Dynegy Holdings Inc.,
           Term Loan B, 4.00%, 4/02/13                                             United States          112,154            108,264
           Term L/C Facility, 4.00%, 4/02/13                                       United States        1,386,133          1,338,053
                                                                                                                    ----------------
                                                                                                                           1,446,317
                                                                                                                    ----------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $4,360,591)                                                              4,350,306
                                                                                                                    ----------------
       Corporate Bonds 93.1%
       AUTOMOBILES & COMPONENTS 2.6%
       Ford Motor Credit Co. LLC,
           7.80%, 6/01/12                                                          United States        1,500,000          1,450,640
           senior note, 9.875%, 8/10/11                                            United States        3,200,000          3,280,000
(c)    TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17                      United States        1,700,000          1,504,500
                                                                                                                    ----------------
                                                                                                                           6,235,140
                                                                                                                    ----------------
       BANKS 0.9%
(d)    Wells Fargo Capital XV, pfd., 9.75%, Perpetual                              United States        2,000,000          2,090,000
                                                                                                                    ----------------
       CAPITAL GOODS 3.4%
(c)    Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15              United States        2,200,000          2,167,000
       Case New Holland Inc., senior note, 7.125%, 3/01/14                         United States        2,000,000          1,970,000
          (c)144A, 7.75%, 9/01/13                                                  United States          300,000            300,000
       L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15                 United States        2,000,000          2,000,000
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14                     United States        2,000,000          1,950,000
                                                                                                                    ----------------
                                                                                                                           8,387,000
                                                                                                                    ----------------
       COMMERCIAL & PROFESSIONAL SERVICES 2.6%
(c)    Acco Brands Corp., senior secured note, 144A, 10.625%, 3/15/15              United States          800,000            840,000
       ARAMARK Corp., senior note, 8.50%, 2/01/15                                  United States        2,000,000          2,027,500
(c)    Casella Waste Systems Inc., senior secured note, 144A, 11.00%, 7/15/14      United States          900,000            959,625
(c)    Clean Harbors Inc., senior secured note, 144A, 7.625%, 8/15/16              United States          500,000            514,375
(e, f) Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05               United States        1,912,374                191
       JohnsonDiversey Holdings Inc., senior disc, note, 10.67%, 5/15/13           United States        2,000,000          1,930,000
                                                                                                                    ----------------
                                                                                                                           6,271,691
                                                                                                                    ----------------
       CONSUMER DURABLES & APPAREL 2.4%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17                              United States        2,200,000          2,150,500
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12                        United States        2,100,000          2,113,125
       KB Home, senior note, 6.25%, 6/15/15                                        United States        1,600,000          1,536,000
                                                                                                                    ----------------
                                                                                                                           5,799,625
                                                                                                                    ----------------
       CONSUMER SERVICES 5.4%
(c,f)  Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15                              United States        1,700,000             55,250
(c)    Harrah's Operating Co. Inc., senior secured note, 144A, 11.25%, 6/01/17     United States          500,000            507,500
(c)    Harrah's Operating Escrow, senior secured note, 144A, 11.25%, 6/01/17       United States        2,500,000          2,581,250

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       MGM MIRAGE, senior note,
           6.625%, 7/15/15                                                         United States    $   2,500,000   $      1,943,750
           6.875%, 4/01/16                                                         United States          600,000            474,000
(c)    Pinnacle Entertainment Inc., senior note, 144A, 8.625%, 8/01/17             United States        2,200,000          2,222,000
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18                   United States        1,800,000          1,575,000
(c)    Speedway Motorsports Inc., senior note, 144A, 8.75%, 6/01/16                United States        1,900,000          1,985,500
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
       5/15/18                                                                     United States        1,500,000          1,423,125
(f)    Station Casinos Inc.,
           senior note, 6.00%, 4/01/12                                             United States          300,000             90,000
           senior note, 7.75%, 8/15/16                                             United States          800,000            244,000
           senior sub. note, 6.50%, 2/01/14                                        United States          100,000              4,000
           senior sub. note, 6.875%, 3/01/16                                       United States        1,000,000             40,000
                                                                                                                    ----------------
                                                                                                                          13,145,375
                                                                                                                    ----------------
       DIVERSIFIED FINANCIALS 3.8%
       Citigroup Inc., senior note, 6.375%, 8/12/14                                United States        2,000,000          2,070,786
(c)    GMAC LLC, senior note, 144A, 6.875%, 8/28/12                                United States        4,049,000          3,765,570
(d)    JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual                 United States        1,500,000          1,444,646
(f)    Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14                  United States        2,300,000            402,500
       Merrill Lynch & Co. Inc., 6.875%, 4/25/18                                   United States        1,500,000          1,580,098
                                                                                                                    ----------------
                                                                                                                           9,263,600
                                                                                                                    ----------------
       ENERGY 13.2%
(c)    Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16                           United States          400,000            414,000
       Berry Petroleum Co., senior note, 10.25%, 6/01/14                           United States        1,400,000          1,501,500
       Bill Barrett Corp., senior note, 9.875%, 7/17/16                            United States          400,000            423,000
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18                        United States        3,700,000          3,330,000
       Compagnie Generale de Geophysique-Veritas, senior note,
           7.50%, 5/15/15                                                              France             800,000            800,000
           7.75%, 5/15/17                                                              France           1,200,000          1,197,000
       Concho Resources Inc., senior note, 8.625%, 10/01/17                        United States          800,000            824,000
       El Paso Corp., senior note,
           12.00%, 12/12/13                                                        United States          400,000            458,000
           6.875%, 6/15/14                                                         United States        2,000,000          1,970,624
(b)    Enterprise Products Operating LLP, junior sub. note, FRN,
       7.034%, 1/15/68                                                             United States        1,900,000          1,664,996
       Mariner Energy Inc., senior note, 7.50%, 4/15/13                            United States        2,100,000          2,037,000
       MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14                  United States        2,200,000          2,079,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13                       United States        2,000,000          2,030,000
       Petrohawk Energy Corp., senior note, 7.875%, 6/01/15                        United States        1,800,000          1,782,000
(c)    Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14                   Switzerland          2,100,000          1,947,750
       Plains Exploration & Production Co., senior note, 7.625%, 6/01/18           United States        2,200,000          2,167,000
       Quicksilver Resources Inc., senior note,
           8.25%, 8/01/15                                                          United States        2,000,000          1,960,000
           9.125%, 8/15/19                                                         United States          300,000            299,625
(c)    SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18                    United States        2,000,000          1,935,000
       Tesoro Corp., senior note, 6.50%, 6/01/17                                   United States        2,000,000          1,820,000
       The Williams Cos. Inc., senior note,
           7.875%, 9/01/21                                                         United States        1,200,000          1,300,948
           8.75%, 3/15/32                                                          United States          300,000            345,010
                                                                                                                    ----------------
                                                                                                                          32,286,453
                                                                                                                    ----------------
       FOOD & STAPLES RETAILING 1.5%
(c)    Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16                   United States        1,500,000          1,627,500
       SUPERVALU Inc., senior note, 8.00%, 5/01/16                                 United States        2,000,000          2,080,000
                                                                                                                    ----------------
                                                                                                                           3,707,500
                                                                                                                    ----------------
       FOOD, BEVERAGE & TOBACCO 2.3%
(c)    Alliance One International Inc., senior note, 144A, 10.00%, 7/15/16         United States          400,000            415,000
(c)    Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14                      United States        1,700,000          2,001,750
(c)    JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                            United States        2,100,000          2,268,000
       Tyson Foods Inc., senior note, 10.50%, 3/01/14                              United States          900,000          1,023,750
                                                                                                                    ----------------
                                                                                                                           5,708,500
                                                                                                                    ----------------
       HEALTH CARE EQUIPMENT & SERVICES 8.1%

       DaVita Inc., senior sub. note, 7.25%, 3/15/15                               United States        2,000,000          1,990,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       FMC Finance III SA, senior note, 6.875%, 7/15/17                               Germany       $   2,200,000   $      2,145,000
(c)    Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15                     Germany           1,000,000          1,095,000
       HCA Inc., senior secured note,
           9.125%, 11/15/14                                                        United States        4,000,000          4,140,000
           (c) 144A, 7.875%, 2/15/20                                               United States        1,500,000          1,509,375
       Tenet Healthcare Corp., senior note, 7.375%, 2/01/13                        United States        2,400,000          2,388,000
(g)    United Surgical Partners International Inc., senior sub. note, PIK,
          9.25%, 5/01/17                                                           United States        2,300,000          2,196,500
(b,g)  US Oncology Holdings Inc., senior note, PIK, FRN, 6.428%,
          3/15/12                                                                  United States        2,688,888          2,352,777
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14                                                                 United States        2,000,000          2,050,000
                                                                                                                    ----------------
                                                                                                                          19,866,652
                                                                                                                    ----------------
       MATERIALS 10.5%
(c)    Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14              United Kingdom       1,100,000          1,282,701
       ArcelorMittal, senior note, 9.85%, 6/01/19                                    Luxembourg         1,900,000          2,247,387
       Ball Corp., senior note,
           7.125%, 9/01/16                                                         United States          300,000            307,500
           7.375%, 9/01/19                                                         United States          300,000            306,000
(c)    Clearwater Paper Corp., senior note, 144A, 10.625%, 6/15/16                 United States        1,900,000          2,063,875
       Crown Americas Inc., senior note, 7.75%, 11/15/15                           United States        1,900,000          1,942,750
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
          4/01/17                                                                  United States        1,700,000          1,810,896
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14              United States        2,000,000          1,870,000
(c)    lneos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16                                                                  United Kingdom       1,800,000            864,000
(c)    MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17                      United States        2,200,000          2,035,000
       Nalco Co.,
           (c) senior note, 144A, 8.25%, 5/15/17                                   United States          100,000            105,500
           senior sub. note, 8.875%, 11/15/13                                      United States        1,700,000          1,755,250
       NewPage Corp., senior secured note,
           10.00%, 5/01/12                                                         United States          900,000            598,500
           (c)144A, 11.375%, 12/31/14                                              United States          900,000            888,750
(c)    Novelis Inc., senior note, 144A, 11.50%, 2/15/15                            Canada                 700,000            710,500
       Owens-Illinois Inc., senior note, 7.80%, 5/15/18                            United States        2,000,000          2,015,000
       Solo Cup Co.,
           (c) senior secured note, 144A, 10.50%, 11/01/13                         United States          400,000            428,000
           senior sub. note, 8.50%, 2/15/14                                        United States          900,000            864,000
       Teck Resources Ltd., senior secured note, 10.75%, 5/15/19                       Canada           1,700,000          1,984,750
       Weyerhaeuser Co., senior note, 7.375%, 10/01/19                             United States        1,400,000          1,399,003
                                                                                                                    ----------------
                                                                                                                          25,479,362
                                                                                                                    ----------------
       MEDIA 10.0%
       Cablevision Systems Corp., senior note,
           (c) 144A, 8.625%, 9/15/17                                               United States        1,000,000          1,037,500
           B, 8.00%, 4/15/12                                                       United States          700,000            733,250
(f)    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12                        Canada               1,700,000          1,343,000
(f,h)  CCH II LLC, senior note, 10.25%, 9/15/10                                    United States        3,500,000          3,955,000
(c)    CSC Holdings Inc., senior note, 144A, 8.50%, 4/15/14                        United States          500,000            527,500
           (f,h) Dex Media Inc.,
           senior disc, note, 9.00%, 11/15/13                                      United States          700,000            122,500
           senior note, B, 8.00%, 11/15/13                                         United States        2,300,000            402,500
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16                          United States        1,800,000          1,935,000
       EchoStar DBS Corp., senior note, 7.125%, 2/01/16                            United States        2,500,000          2,493,750
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13                         United States        2,000,000          1,977,500
       Liberty Media Corp., senior note, 5.70%, 5/15/13                            United States        2,000,000          1,905,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13                      United States        2,000,000          1,820,000
       Quebecor Media Inc., senior note, 7.75%, 3/15/16                            Canada               2,000,000          1,990,000
       Radio One Inc., senior sub. note, 6.375%, 2/15/13                           United States        2,000,000            705,000
(c,g)  Univision Communications Inc., senior note, 144A, PIK, 10.50%,
          3/15/15                                                                  United States          315,750            244,706
(c)    UPC Holding BV, senior note, 144A, 9.875%, 4/15/18                           Netherlands         1,500,000          1,582,500
(c)    WMG Acquisition Corp., senior secured note, 144A, 9.50%,
          6/15/16                                                                  United States        1,600,000          1,696,000
                                                                                                                    ----------------
                                                                                                                          24,470,706
                                                                                                                    ----------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

REAL ESTATE 1.5%
(c, i) FelCor Lodging Trust Inc., senior secured note, 144A, 10.00%,
       10/01/14                                                                     United States   $   1,900,000   $      1,847,750
       Forest City Enterprises Inc., senior note,
          7.625%, 6/01/15                                                           United States       2,000,000          1,630,000
          6.50%, 2/01/17                                                            United States         300,000            193,500
                                                                                                                    ----------------
                                                                                                                           3,671,250
                                                                                                                    ----------------
       RETAILING 1.7%
       Dollar General Corp., senior note, 10.625%, 7/15/15                          United States       2,000,000          2,220,000
       Michaels Stores Inc., senior note, 10.00%, 11/01/14                          United States       2,000,000          1,980,000
                                                                                                                    ----------------
                                                                                                                           4,200,000
                                                                                                                    ----------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14                  United States       1,300,000          1,001,000
                                                                                                                    ----------------
       SOFTWARE & SERVICES 1.5%
       First Data Corp., senior note, 9.875%, 9/24/15                               United States       1,100,000          1,021,625
       SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15                 United States       2,600,000          2,665,000
                                                                                                                    ----------------
                                                                                                                           3,686,625
                                                                                                                    ----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 2.2%
       Celestica Inc., senior sub. note,
          7.875%, 7/01/11                                                              Canada           1,000,000          1,022,500
          7.625%, 7/01/13                                                              Canada           1,000,000          1,022,500
       Jabil Circuit Inc., senior note, 7.75%, 7/15/16                              United States       1,200,000          1,224,000
       Sanmina-SCI Corp.,
          (b, c) senior note, 144A, FRN, 3.049%, 6/15/14                            United States       1,000,000            905,000
          senior sub. note, 6.75%, 3/01/13                                          United States       1,200,000          1,146,000
                                                                                                                    ----------------
                                                                                                                           5,320,000
                                                                                                                    ----------------
       TELECOMMUNICATION SERVICES 9.5%
   (c) CC Holdings GS V LLC, senior secured note, 144A, 7.75%,
       5/01/17                                                                      United States         200,000            208,000
       Centennial Communications Corp., senior note, 10.00%, 1/01/13                United States       1,000,000          1,046,250
       Crown Castle International Corp., senior note, 9.00%, 1/15/15                United States       2,000,000          2,105,000
   (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15                          Jamaica          2,000,000          1,870,000
       Inmarsat Finance PLC, senior note, 10.375%, 11/15/12                        United Kingdom       2,000,000          2,080,000
       Intelsat Subsidiary Holding Co. Ltd., senior note,
          8.50%, 1/15/13                                                               Bermuda          2,000,000          2,035,000
          (c) 144A, 8.875%, 1/15/15                                                    Bermuda          1,000,000          1,017,500
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                         United States       2,000,000          2,055,000
       Millicom International Cellular SA, senior note, 10.00%, 12/01/13              Luxembourg        2,200,000          2,293,500
       Qwest Communications International Inc., senior note, B, 7.50%,
       2/15/14                                                                      United States       2,200,000          2,183,500
   (c) Qwest Corp., senior note, 144A, 8.375%, 5/01/16                              United States         800,000            832,000
   (c) SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19               United States         800,000            828,000
       Sprint Nextel Corp., senior note, 8.375%, 8/15/17                            United States       1,500,000          1,500,000
   (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15                Italy            2,025,000          2,237,625
(c, i) Windstream Corp., senior note, 144A, 7.875%, 11/01/17                        United States         900,000            886,779
                                                                                                                    ----------------
                                                                                                                          23,178,154
                                                                                                                    ----------------
       TRANSPORTATION 1.0%
   (c) Ceva Group PLC,
          senior note, 144A, 10.00%, 9/01/14                                       United Kingdom       1,700,000          1,521,500
          (i) senior secured note, 144A, 11.625%, 10/01/16                         United Kingdom         100,000             97,127
   (c) Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14              United States         700,000            714,000
                                                                                                                    ----------------
                                                                                                                           2,332,627
                                                                                                                    ----------------
       UTILITIES 8.6%
       The AES Corp., senior note, 8.00%, 10/15/17                                  United States       2,000,000          2,022,500
       Ameren Corp., senior note, 8.875%, 5/15/14                                   United States       1,900,000          2,138,138
       Aquila Inc., senior note, 11.875%, 7/01/12                                   United States       1,300,000          1,502,300
       CMS Energy Corp., senior note, 8.75%, 6/15/19                                United States       2,000,000          2,186,158
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                           United States       1,000,000            940,000
       Edison Mission Energy, senior note, 7.00%, 5/15/17                           United States       2,400,000          2,016,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)(CONTINUED)

   (c) INTERGEN NV, senior secured note, 144A, 9.00%, 6/30/17                        Netherlands     $  2,000,000   $      2,070,000
       Mirant North America LLC, senior note, 7.375%, 12/31/13                      United States       1,900,000          1,900,000
       NRG Energy Inc., senior note,
          7.25%, 2/01/14                                                            United States         700,000            689,500
          7.375%, 2/01/16                                                           United States       2,600,000          2,522,000
       Texas Competitive Electric Holdings Co. LLC, senior note, A,
          10.25%, 11/01/15                                                          United States       4,000,000          2,900,000
                                                                                                                    ----------------
                                                                                                                          20,886,596
                                                                                                                    ----------------
       TOTAL CORPORATE BONDS (COST $227,222,191)                                                                         226,987,856
                                                                                                                    ----------------

                                                                                                       SHARES
                                                                                                    -------------
       PREFERRED STOCKS (COST $214,420) 0.1%
       DIVERSIFIED FINANCIALS 0.1%
   (c) Preferred Blocker Inc., 7.00%, pfd., 144A                                    United States             604            351,283
                                                                                                                    ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $231,797,202)                                               231,689,445
                                                                                                                    ----------------


                                                                                                     PRINCIPAL(a)
                                                                                                       AMOUNT
                                                                                                    -------------
       SHORT TERM INVESTMENTS (COST $11,231,685) 4.6%
       REPURCHASE AGREEMENTS 4.6%
   (j) Joint Repurchase Agreement, 0.029%, 10/01/09 (Maturity Value                 United States   $  11,231,685         11,231,685
          $11,231,694)
       Banc of America Securities LLC (Maturity Value $1,416,317)
       Barclays Capital Inc. (Maturity Value $1,664,088)
       BNP Paribas Securities Corp. (Maturity Value $2,832,521)
       Credit Suisse Securities (USA) LLC (Maturity Value $1,770,340)
       Deutsche Bank Securities Inc. (Maturity Value $1,070,043)
       HSBC Securities (USA) Inc. (Maturity Value $1,062,181)
       Morgan Stanley & Co. Inc. (Maturity Value $1,062,181)
       UBS Securities LLC (Maturity Value $354,023)
          Collateralized by U.S. Government Agency Securities, 0.50% - 5.00%,
          3/19/10-2/13/17; (k)U.S. Government Agency Discount Notes, 12/31/09
          - 4/26/10; (k)U.S. Treasury Bills, 6/10/20; and U.S. Treasury Notes,
          1.50% - 4.125%, 7/15/10-8/31/14

                                                                                                                    ----------------
       TOTAL INVESTMENTS (COST $243,028,887) 99.6%                                                                       242,921,130
       OTHER ASSETS, LESS LIABILITIES 0.4%                                                                                   968,570
                                                                                                                    ----------------
       NET ASSETS 100.0%                                                                                            $    243,889,700
                                                                                                                    ----------------

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $59,469,041, representing 24.38% of net assets.

(d)  Perpetual security with no stated maturity date.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2009, the value of this security was $191, representing less than 0.01% of net assets.

(f) Defaulted security or security for which income has been deemed uncollectible.

(g)  Income may be received in additional securities and/or cash.

(h)  See Note 8 regarding other considerations.

(i)  Security purchased on a when-issued basis.

(j) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2009, all repurchase agreements had been entered into on that date.

(k)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN HIGH INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

     SELECTED PORTFOLIO

     FRN   Floating Rate Note
     L/C   Letter of Credit
     PIK   Payment-In-Kind

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                               COUNTRY            SHARES           VALUE
                                                                            ---------------   -------------    --------------
       COMMON STOCKS 26.2%
       CONSUMER STAPLES 0.3%
       Diageo PLC                                                           United Kingdom        1,150,000    $   17,641,368
                                                                                                               --------------
       ENERGY 2.6%
       Canadian Oil Sands Trust                                                 Canada            2,338,950        67,214,347
       ConocoPhillips                                                       United States         1,500,000        67,740,000
       Spectra Energy Corp.                                                 United States         2,243,200        42,486,208
                                                                                                               --------------
                                                                                                                  177,440,555
                                                                                                               --------------
       FINANCIALS 5.8%
       Bank of America Corp.                                                United States         6,800,000       115,056,000
   (a) Barclays PLC                                                         United Kingdom        2,000,000        11,824,830
       Capital One Financial Corp.                                          United States         1,963,702        70,163,073
       Citigroup Inc.                                                       United States         5,000,000        24,200,000
       Duke Realty Corp.                                                    United States           750,000         9,007,500
       HSBC Holdings PLC                                                    United Kingdom        3,500,000        40,033,442
   (a) iStar Financial Inc.                                                 United States           968,800         2,945,152
       JPMorgan Chase & Co.                                                 United States         1,100,000        48,202,000
       Legg Mason Inc.                                                      United States           333,037        10,334,138
       Wells Fargo & Co.                                                    United States         2,500,000        70,450,000
                                                                                                               --------------
                                                                                                                  402,216,135
                                                                                                               --------------
       HEALTH CARE 2.1%
       ABBOTT LABORATORIES                                                  United States           200,000         9,894,000
       JOHNSON & JOHNSON                                                    United States           600,000        36,534,000
       MERCK & Co. INC.                                                     United States         3,000,000        94,890,000
                                                                                                               --------------
                                                                                                                  141,318,000
                                                                                                               --------------
       INFORMATION TECHNOLOGY 1.5%
       Intel Corp.                                                          United States         3,000,000        58,710,000
       Maxim Integrated Products Inc.                                       United States         2,500,000        45,350,000
                                                                                                               --------------
                                                                                                                  104,060,000
                                                                                                               --------------
       MATERIALS 0.7%
       Barrick Gold Corp.                                                       Canada               62,200         2,357,380
       Newmont Mining Corp.                                                 United States         1,100,000        48,422,000
                                                                                                               --------------
                                                                                                                   50,779,380
                                                                                                               --------------
       TELECOMMUNICATION SERVICES 1.2%
       AT&T Inc.                                                            United States         2,000,000        54,020,000
       Verizon Communications Inc.                                          United States           560,600        16,969,362
       Vodafone Group PLC                                                   United Kingdom        5,000,000        11,201,630
                                                                                                               --------------
                                                                                                                   82,190,992
                                                                                                               --------------
       UTILITIES 12.0%
       AGL Resources Inc.                                                   United States           550,000        19,398,500
       Ameren Corp.                                                         United States         1,800,000        45,504,000
       American Electric Power Co. Inc.                                     United States         1,523,800        47,222,562
       CenterPoint Energy Inc.                                              United States           350,000         4,350,500
       Consolidated Edison Inc.                                             United States         1,000,000        40,940,000
       Dominion Resources Inc.                                              United States         1,600,000        55,200,000
       DTE Energy Co.                                                       United States           260,500         9,153,970
       Duke Energy Corp.                                                    United States         5,000,000        78,700,000
       FirstEnergy Corp.                                                    United States           600,000        27,432,000
       FPL Group Inc.                                                       United States           750,000        41,422,500
       NiSource Inc.                                                        United States           600,000         8,334,000
       PG&E Corp.                                                           United States         2,000,000        80,980,000
       Pinnacle West CapitalCorp.                                           United States           300,000         9,846,000
       Portland General Electric Co.                                        United States         1,400,000        27,608,000
       Progress Energy Inc.                                                 United States         1,400,000        54,684,000
       Public Service Enterprise Group Inc.                                 United States         2,500,000        78,600,000
       Sempra Energy                                                        United States           875,900        43,628,579
       The Southern Co.                                                     United States         2,201,800        69,731,006
       TECO Energy Inc.                                                     United States         2,500,000        35,200,000

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Xcel Energy Inc.                                                     United States         2,670,464    $   51,379,727
                                                                                                               --------------
                                                                                                                  829,315,344
                                                                                                               --------------
       TOTAL COMMON STOCKS (COST $1,865,795,306)                                                                1,804,961,774
                                                                                                               --------------
       CONVERTIBLE PREFERRED STOCKS 2.5%
       CONSUMER DISCRETIONARY 0.1%
(a)    General Motors Corp., 6.25%, cvt. pfd., C                            United States         1,400,000         4,550,000
                                                                                                               --------------
       ENERGY 0.4%
       McMoRan Exploration Co., 8.00%, cvt. pfd                             United States             4,400         5,772,448
(a,b)  SandRidge Energy Inc., 8.50%, cvt. pfd., 144A                        United States           100,000        18,000,000
                                                                                                               --------------
                                                                                                                   23,772,448
                                                                                                               --------------
       FINANCIALS 1.7%
       Bank of America Corp., 7.25%, cvt. pfd., L                           United States            84,000        71,399,160
(a)    Fannie Mae, 5.375%, cvt. pfd                                         United States               600         3,675,000
(a)    Fannie Mae, 8.75%, cvt. pfd                                          United States         1,060,400         2,544,960
(a)    Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A                       United States           400,000         4,892,000
       Wells Fargo & Co., 7.50%, cvt. pfd., A                               United States            40,000        35,720,000
                                                                                                               --------------
                                                                                                                  118,231,120
                                                                                                               --------------
       HEALTH CARE 0.2%
       Tenet Healthcare Corp., 7.00%, cvt. pfd                              United States            13,500        13,837,500
                                                                                                               --------------
       MATERIALS 0.1%
       Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd                 United States            86,500         8,909,500
                                                                                                               --------------
       Total Convertible Preferred Stocks (Cost $279,460,620)                                                     169,300,568
                                                                                                               --------------
       EQUITY-LINKED SECURITIES 1.8%
       CONSUMER DISCRETIONARY 0.1%
(b)    Morgan Stanley into Comcast Corp., 10.00%, 144A                      United States           400,000         6,846,000
       Retail Ventures Inc. into DSW Inc., 6.625%                           United States            49,330         1,560,061
                                                                                                               --------------
                                                                                                                    8,406,061
                                                                                                               --------------
       ENERGY 1.0%
       Credit Suisse into Halliburtun Co., 12.00%, 3(A)2                    United States           300,000         7,054,770
       Credit Suisse into Weatherford International Ltd.,11.00%, 3(A)2      United States         1,000,000        20,823,300
(b)    The Goldman Sachs Group Inc. into Devon Energy Corp., 10.55%, 144A   United States           200,000        11,700,000
(b)    The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%, 144A       United States           750,000        31,096,200
                                                                                                               --------------
                                                                                                                   70,674,270
                                                                                                               --------------
       INFORMATION TECHNOLOGY 0.1%
(b)    The Goldman Sachs Group Inc. into Intel Corp., 10.00%, 144A          United States           350,000         6,301,400
                                                                                                               --------------
       MATERIALS 0.6%
(b)    The Goldman Sachs Group Inc. into Barrick Gold Corp., 12.5%, 144A    United States         1,000,000        40,361,000
                                                                                                               --------------
       TOTAL EQUITY-LINKED SECURITIES (COST $118,751,460)                                                         125,742,731
                                                                                                               --------------
       PREFERRED STOCKS 0.4%
       FINANCIALS 0.4%
(a)    Fannie Mae, 6.75%, pfd.                                              United States           500,000           785,000
(a)    Fannie Mae, 7.625%, pfd., R                                          United States           800,000         1,320,000
(a)    Fannie Mae, 8.25%, pfd.                                              United States           851,500         1,370,915
(a)    FreddieMac, 8.375%, pfd., Z                                          United States         1,549,200         2,804,052
(b)    Preferred Blocker Inc., 7.00%, pfd., 144A                            United States            36,265        21,091,499
                                                                                                               --------------
       Total Preferred Stocks (Cost $105,391,575)                                                                  27,371,466
                                                                                                               --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

                                                                                                PRINCIPAL
                                                                                                AMOUNT(c)
                                                                                              -------------
(d)    SENIOR FLOATING RATE INTERESTS 5.8%
       CONSUMER DISCRETIONARY 1.4%
       Clear Channel Communications Inc., Term Loan B, 3.896%,
          11/13/15                                                          United States        88,500,000    $   67,407,530
       Dex Media West LLC, Term Loan B, 7.00%, 10/24/14                     United States         7,533,170         6,478,526
(e)    ldearc Inc., Term Loan A, 5.75%, 11/17/13                            United States         7,766,201         3,352,413
       Jarden Corp., Term Loan B-3, 2.783%, 1/24/12                         United States        18,935,110        18,728,849
                                                                                                               --------------
                                                                                                                   95,967,318
                                                                                                               --------------
       HEALTH CARE 0.4%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 3.496% - 3.533%, 4/28/15                  United States         1,666,867         1,595,788
          Parent Term Loan, 3.533%, 4/28/15                                 United States         6,864,000         6,571,305
       HCA Inc.,
          Term Loan A-1, 1.783%, 11 /19/12                                  United States        15,215,577        14,270,310
          Term Loan B-1, 2.533%, 11 /18/13                                  United States         3,767,696         3,561,181
                                                                                                               --------------
                                                                                                                   25,998,584
                                                                                                               --------------
       INDUSTRIALS 0.9%
       Allison Transmission Inc., Term Loan B, 3.00%, 8/07/14               United States        28,935,745        25,367,013
       Altegrity Inc., Term Loan B, 3.292%, 2/21/15                         United States        19,598,998        18,354,461
       Ceva Group PLC,
          Dollar Pre-Refunded L/C Commitment, 3.283%, 8/01/12               United States         2,105,263         1,729,825
          EGL Term Loans, 3.246%, 8/01/12                                   United States        17,492,105        14,700,663
                                                                                                               --------------
                                                                                                                   60,151,962
                                                                                                               --------------
       INFORMATION TECHNOLOGY 1.9%
       First Data Corp.,
          Term Loan B-2, 3.033% - 3.036%, 9/24/14                           United States        53,900,000        46,540,548
          Term Loan B-3, 3.033% - 3.036%, 9/24/14                           United States        22,571,930        19,474,316
       Freescale Semiconductor Inc.,
          Incremental Term Loan, 12.50%, 12/15/14                           United States        60,635,982        61,242,341
          Term Loan, 2.011%, 12/01/13                                       United States         3,274,921         2,638,870
                                                                                                               --------------
                                                                                                                  129,896,075
                                                                                                               --------------
       MATERIALS 0.3%
       Novelis Corp., U.S. Term Loan, 2.25% - 2.29%, 7/07/14                United States        26,517,320        24,386,467
                                                                                                               --------------
       UTILITIES 0.9%
       Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-2, 3.754% - 3.783%, 10/10/14                          United States        52,163,104        41,430,545
          Term Loan B-3, 3.754% - 3.783%, 10/10/14                          United States        24,500,000        19,355,000
                                                                                                               --------------
                                                                                                                   60,785,545
                                                                                                               --------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $483,390,431)                                                   397,185,951
                                                                                                               --------------
       CORPORATE BONDS 55.1%
       CONSUMER DISCRETIONARY 13.4%
       Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12            United States        45,000,000        47,137,500
       CBS Corp., senior note, 8.875%, 5/15/19                              United States        10,000,000        11,047,500
(e,f)  CCH I Holdings LLC, senior note,
          13.50%, 1/15/14                                                   United States        60,000,000         1,200,000
          11.75%, 5/15/14                                                   United States        63,000,000           945,000
(e,f)  CCH I LLC, senior secured note, 11.00%, 10/01/15                     United States       113,000,000        21,470,000
(e,f)  CCH II LLC, senior note, 10.25%, 9/15/10                             United States        58,400,000        65,992,000
(e,f)  CCO Holdings LLC, senior note, 8.75%, 11/15/13                       United States        30,000,000        30,600,000
(b)    Cinemark USA Inc., senior note, 144A, 8.625%, 6/15/19                United States         5,000,000         5,193,750
(e,f)  Dex Media Inc.,
          senior disc, note, 9.00%, 11/15/13                                United States        35,000,000         6,125,000
          senior note, B, 8.00%, 11/15/13                                   United States        25,800,000         4,515,000
(e,f)  Dex Media West Finance,
          senior note, B, 8.50%, 8/15/10                                    United States        42,675,000        36,700,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          senior sub. note, 9.875%, 8/15/13                                 United States        51,296,000    $    9,361,520
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16                   United States        18,400,000        19,780,000
(b)    DISH DBS Corp., senior note, 144A, 7.875%, 9/01/19                   United States        45,000,000        45,675,000
       Dollar General Corp.,
          senior note, 10.625%, 7/15/15                                     United States        65,000,000        72,150,000
          (g) senior sub. note, PIK, 11.875%, 7/15/17                       United States        26,500,000        29,945,000
       EchoStar DBS Corp., senior note,
          6.375%, 10/01/11                                                  United States         2,750,000         2,811,875
          7.75%, 5/31/15                                                    United States        25,000,000        25,625,000
          7.125%, 2/01/16                                                   United States        27,500,000        27,431,250
       Ford Motor Credit Co. LLC,
          7.375%, 2/01/11                                                   United States        50,000,000        49,875,000
          8.00%, 6/01/14                                                    United States        25,000,000        24,056,825
          senior note, 9.75%, 9/15/10                                       United States        19,500,000        19,931,281
          senior note, 9.875%, 8/10/11                                      United States        22,000,000        22,550,000
          senior note, 7.25%, 10/25/11                                      United States        12,000,000        11,661,828
          senior note, 7.50%, 8/01/12                                       United States        37,500,000        36,034,612
          senior note, 12.00%, 5/15/15                                      United States        15,000,000        16,650,000
          (d) seniornote, FRN, 3.26%, 1/13/12                               United States        20,000,000        18,050,000
(e)    General Motors Corp., senior deb., 8.25%, 7/15/23                    United States        25,000,000         4,000,000
(b)    Harrah's Operating Escrow, senior secured note, 144A, 11.25%,
       6/01/17                                                              United States        10,000,000        10,325,000
       Host Hotels & Resorts LP, senior note,
          (b) 144A, 9.00%, 5/15/17                                          United States        12,900,000        13,738,500
          M, 7.00%, 8/15/12                                                 United States         3,000,000         3,041,250
          0,6.375%, 3/15/15                                                 United States        15,000,000        14,287,500
          Q, 6.75%, 6/01/16                                                 United States        30,000,000        28,650,000
          S, 6.875%, 11/01/14                                               United States        16,635,000        16,343,887
       Jarden Corp., senior note, 8.00%, 5/01/16                            United States         3,600,000         3,708,000
       KB Home, senior note,
          6.375%, 8/15/11                                                   United States         1,044,000         1,059,660
          5.75%, 2/01/14                                                    United States         6,500,000         6,272,500
          6.25%, 6/15/15                                                    United States         9,500,000         9,120,000
          7.25%, 6/15/18                                                    United States        10,600,000        10,388,000
       Lamar Media Corp., senior note, 9.75%, 4/01/14                       United States         8,700,000         9,461,250
(b)    Limited Brands Inc., senior note, 144A, 8.50%, 6/15/19               United States         5,000,000         5,239,310
       MGM MIRAGE,
          senior note, 8.50%, 9/15/10                                       United States         3,223,000         3,214,943
          senior note, 6.75%, 4/01/13                                       United States        10,000,000         8,250,000
          (b) senior secured note, 144A, 13.00%, 11/15/13                   United States        14,000,000        16,100,000
(e)    R.H. Donnelley Corp.,
          senior disc, note, A-1, 6.875%, 1/15/13                           United States        30,000,000         1,875,000
          senior disc, note, A-2, 6.875%, 1/15/13                           United States        70,125,000         4,382,813
          senior note, 6.875%, 1/15/13                                      United States        11,089,000           693,063
          senior note, 8.875%, 10/15/17                                     United States        83,000,000         5,187,500
          senior note, A-3, 8.875%, 1/15/16                                 United States       125,000,000         7,812,500
(b)    Regal Cinemas Corp., senior note, 144A, 8.625%, 7/15/19              United States         4,300,000         4,472,000
(b)    Univision Communications Inc.,
          (g) senior note, 144A, PIK, 10.50%, 3/15/15                       United States        42,100,000        32,627,500
          senior secured note, 144A, 12.00%, 7/01/14                        United States         2,600,000         2,827,500
          Visant Holding Corp., senior note, 8.75%, 12/01/13                United States        17,000,000        17,382,500
(b)    Wendy's/Arby's Group Inc., senior note, 144A, 10.00%, 7/15/16        United States         6,000,000         6,405,000
       Wyndham Worldwide Corp., senior note, 9.875%, 5/01/14                United States        15,000,000        16,138,005
                                                                                                               --------------
                                                                                                                  925,518,622
                                                                                                               --------------
       CONSUMER STAPLES 0.7%
(b)    Alliance One International Inc., senior note, 144A, 10.00%,
          7/15/16                                                           United States         4,500,000         4,668,750
       Altria Group Inc., senior note, 8.50%, 11/10/13                      United States        10,000,000        11,612,690
(b)    JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                     United States        11,000,000        11,880,000
       SUPERVALU Inc., senior note, 8.00%, 5/01/16                          United States        11,200,000        11,648,000
       Tyson Foods Inc., senior note, 10.50%, 3/01/14                       United States         7,000,000         7,962,500
                                                                                                               --------------
                                                                                                                   47,771,940
                                                                                                               --------------
       ENERGY 8.7%
(b)    Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16                    United States         5,025,000         5,200,875
       Bill Barrett Corp., senior note, 9.875%, 7/17/16                     United States         2,200,000         2,326,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Callon Petroleum Co., senior note, 9.75%, 12/08/10                   United States        20,869,000    $    8,243,255
       Chesapeake Energy Corp., senior note,
          7.625%, 7/15/13                                                   United States        15,000,000        14,981,250
          9.50%, 2/15/15                                                    United States        30,000,000        31,725,000
          6.50%, 8/15/17                                                    United States        29,000,000        26,752,500
          6.25%, 1/15/18                                                    United States        20,000,000        18,000,000
          7.25%, 12/15/18                                                   United States        31,000,000        29,450,000
       El Paso Corp., senior note,
          12.00%, 12/12/13                                                  United States         2,000,000         2,290,000
          8.25%, 2/15/16                                                    United States        14,000,000        14,420,000
          7.25%, 4/01/18                                                    United States         9,000,000         8,899,524
          MTN, 7.75%, 1/15/32                                               United States        22,000,000        20,270,404
(b)    Forest Oil Corp., senior note, 144A, 8.50%, 2/15/14                  United States        11,000,000        11,137,500
(b)    Holly Corp., senior note, 144A, 9.875%, 6/15/17                      United States        10,000,000        10,275,000
       Mariner Energy Inc., senior note,
          7.50%, 4/15/13                                                    United States        10,000,000         9,700,000
          11.75%, 6/30/16                                                   United States         7,000,000         7,551,250
       Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16          United States        18,200,000        17,927,000
       OPTI Canada Inc., senior note, 7.875%, 12/15/14                         Canada             7,500,000         5,775,000
       Petrohawk Energy Corp., senior note,
          7.875%, 6/01/15                                                   United States        26,000,000        25,740,000
          (b) 144A, 10.50%, 8/01/14                                         United States        20,200,000        21,816,000
(b)    Petroplus Finance Ltd., senior note, 144A,
          6.75%, 5/01/14                                                     Switzerland          3,500,000         3,246,250
          7.00%, 5/01/17                                                     Switzerland         20,000,000        18,200,000
       Pioneer Natural Resources Co.,
          6.65%, 3/15/17                                                    United States         5,000,000         4,784,220
          senior bond, 6.875%, 5/01/18                                      United States        18,165,000        17,430,298
       Plains Exploration & Production Co., senior note,
          7.75%, 6/15/15                                                    United States        15,000,000        14,962,500
          10.00%, 3/01/16                                                   United States        10,000,000        10,825,000
       Pride International Inc., senior note, 8.50%, 6/15/19                United States        10,000,000        11,050,000
       Quicksilver Resources Inc., senior note,
          11.75%, 1/01/16                                                   United States         7,800,000         8,638,500
          9.125%, 8/15/19                                                   United States        20,000,000        19,975,000
       Range Resources Corp., senior sub. note, 8.00%, 5/15/19              United States        10,000,000        10,300,000
       Sabine Pass LNG LP, senior secured note,
          7.25%, 11/30/13                                                   United States        10,000,000         8,975,000
          7.50%, 11/30/16                                                   United States        40,000,000        34,350,000
(b)    SandRidge Energy Inc., senior note, 144A,
          9.875%, 5/15/16                                                   United States        12,200,000        12,779,500
          8.00%, 6/01/18                                                    United States         6,000,000         5,805,000
       SEACOR Holdings Inc., senior note, 7.375%, 10/01/19                  United States         4,000,000         4,024,984
       SESI LLC, senior note, 6.875%, 6/01/14                               United States        18,500,000        17,760,000
       Tesoro Corp., senior note, 9.75%, 6/01/19                            United States        10,400,000        10,868,000
(b)    W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14                 United States        40,000,000        36,600,000
       Weatherford International Ltd.,
          senior bond, 9.875%, 3/01/39                                      United States         7,500,000        10,082,993
          senior note, 9.625%, 3/01/19                                      United States         5,000,000         6,269,400
(b)    Western Refining Inc.,
          (d) senior note, 144A, FRN, 10.75%, 6/15/14                       United States         5,000,000         4,725,000
          senior secured note, 144A, 11.25%, 6/15/17                        United States         5,000,000         4,725,000
       The Williams Cos. Inc., senior note, 8.75%, 1/15/20                  United States         9,000,000        10,367,811
(b)    Woodside Finance Ltd.,
          144A, 8.75%, 3/01/19                                                Australia           5,500,000         6,496,364
          senior note, 144A, 8.125%, 3/01/14                                  Australia          10,400,000        11,687,603
                                                                                                               --------------
                                                                                                                  597,409,481
                                                                                                               --------------
       FINANCIALS 7.5%
       Aflac Inc., senior note, 8.50%, 5/15/19                              United States        20,000,000        23,834,941
       American Express Co., senior note, 7.00%, 3/19/18                    United States        10,000,000        11,018,530
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13        United States        20,000,000        22,206,240
(h)    Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual         United States         5,000,000         4,451,450
(b)    CB Richard Ellis Services Inc., senior sub. note, 144A, 11.625%,
       6/15/17                                                              United States         5,000,000         5,337,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Duke Realty LP, senior note,
          5.625%, 8/15/11                                                   United States         4,000,000    $    4,048,832
          7.375%, 2/15/15                                                   United States        15,200,000        15,697,967
          5.95%, 2/15/17                                                    United States         1,950,000         1,764,876
(b, i) FelCor Lodging Trust Inc., senior secured note, 144A, 10.00%,
       10/01/14                                                             United States         8,400,000         8,169,000
(b)    GMAC LLC, senior note, 144A,
          7.75%, 1/19/10                                                    United States        23,000,000        23,057,500
          7.25%, 3/02/11                                                    United States         7,650,000         7,439,625
          6.875%, 9/15/11                                                   United States        70,000,000        66,850,000
          6.875%, 8/28/12                                                   United States        10,094,000         9,387,420
          6.75%, 12/01/14                                                   United States        15,479,000        13,311,940
       HCP Inc., senior note, 6.70%, 1/30/18                                United States        10,000,000         9,808,072
       iStar Financial Inc.,
          8.625%, 6/01/13                                                   United States        46,500,000        29,760,000
          senior note, 5.15%, 3/01/12                                       United States        20,000,000        12,100,000
          (b) senior secured note, 144A, 10.00%, 6/15/14                    United States         5,500,000         4,523,750
(h)    JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual          United States       110,000,000       105,940,670
(b,d)  Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
       6/15/88                                                              United States        25,000,000        24,157,070
       Merrill Lynch & Co. Inc., 6.875%, 4/25/18                            United States         5,000,000         5,266,995
       Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13                     United States        35,000,000        36,714,055
       Simon Property Group LP, senior note, 10.35%, 4/01/19                United States        10,000,000        12,484,335
(h)    Wells Fargo Capital XIII, pfd., 7.70%, Perpetual                     United States         5,600,000         4,956,000
(h)    Wells Fargo Capital XV, pfd., 9.75%, Perpetual                       United States        55,000,000        57,475,000
                                                                                                               --------------
                                                                                                                  519,761,768
                                                                                                               --------------
       HEALTH CARE 6.7%
       Community Health Systems Inc., senior sub. note, 8.875%,
       7/15/15                                                              United States        55,000,000        56,512,500
       DaVita Inc.,
          senior note, 6.625%, 3/15/13                                      United States        15,205,000        15,128,975
          senior sub. note, 7.25%, 3/15/15                                  United States        19,500,000        19,402,500
       HCA Inc.,
          6.75%, 7/15/13                                                    United States         2,000,000         1,925,000
          6.375%, 1/15/15                                                   United States         5,000,000         4,475,000
          senior note, 6.30%, 10/01/12                                      United States        14,910,000        14,388,150
          senior note, 6.50%, 2/15/16                                       United States        20,000,000        17,850,000
          senior secured note, 9.25%, 11/15/16                              United States        20,000,000        20,725,000
          (b) senior secured note, 144A, 8.50%, 4/15/19                     United States        27,500,000        28,875,000
          (b) senior secured note, 144A, 7.875%, 2/15/20                    United States        44,900,000        45,180,625
          (g) senior secured note, PIK, 9.625%, 11/15/16                    United States        12,622,000        13,158,435
       Tenet Healthcare Corp., senior note,
          7.375%, 2/01/13                                                   United States        65,000,000        64,675,000
          (b) 144A, 9.00%, 05/01/15                                         United States        50,000,000        52,500,000
          (b) 144A, 10.00%, 5/01/18                                         United States        41,250,000        45,684,375
          (d) FRN, 9.25%, 2/01/15                                           United States        13,500,000        14,158,125
(d, g) US Oncology Holdings Inc., senior note, PIK, FRN, 6.428%,
       3/15/12                                                              United States        23,245,532        20,339,841
       US Oncology Inc.,
          senior note, 10.75%, 8/15/14                                      United States         9,220,000         9,681,000
          (b) senior secured note, 144A, 9.125%, 8/15/17                    United States         6,000,000         6,345,000
       Vanguard Health Holding Co. I LLC, senior disc, note, zero cpn. to
       10/01/09, 11.25% thereafter, 10/01/15                                United States         7,200,000         7,524,000
                                                                                                               --------------
                                                                                                                  458,528,526
                                                                                                               --------------
       INDUSTRIALS 5.5%
       Allied Waste North America Inc.,
          senior note, B, 7.375%, 4/15/14                                   United States        22,500,000        23,439,397
          senior note, B, 7.125%, 5/15/16                                   United States        17,500,000        18,486,860
          senior secured note, 6.125%, 2/15/14                              United States        14,945,000        15,330,686
(b, i) American Airlines Inc., senior secured note, 144A, 10.50%,
       10/15/12                                                             United States         7,500,000         7,725,000
       Browning-Ferris Industries Inc., 7.40%, 9/15/35                      United States         4,500,000         5,177,930
(b)    Case New Holland Inc., senior note, 144A, 7.75%, 9/01/13             United States        30,000,000        30,000,000
(b)    Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14                   United Kingdom       25,000,000        22,375,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)(CONTINUED)

(b)    Delta Air Lines Inc., senior secured note, 144A,
          9.50%, 9/15/14                                                     United States       12,100,000    $   12,342,000
          11.75%, 3/15/15                                                    United States       20,000,000        19,100,000
       Hertz Corp.,
          senior note, 8.875%, 1/01/14                                       United States       61,835,000        62,762,525
          senior sub. note, 10.50%, 1/01/16                                  United States       17,000,000        17,765,000
       Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
       4/15/14                                                               United States        9,700,000        11,476,894
       JohnsonDiversey Holdings Inc., senior disc, note, 10.67%, 5/15/13     United States       20,000,000        19,300,000
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12            United States       23,000,000        23,460,000
       Nortek Inc., senior note, 10.00%, 12/01/13                            United States        4,800,000         4,920,000
       RBS Global & Rexnord Corp.,
(b)       144A, 9.50%, 8/01/14                                               United States       22,560,000        21,996,000
          senior note, 9.50%, 8/01/14                                        United States       13,000,000        12,675,000
          senior sub. note, 11.75%, 8/01/16                                  United States       13,500,000        12,285,000
       Terex Corp., senior sub. note, 8.00%, 11/15/17                        United States       45,000,000        41,512,500
                                                                                                               --------------
                                                                                                                  382,129,792
                                                                                                               --------------
       INFORMATION TECHNOLOGY 2.2%
       Ceridian Corp., senior note, 11.50%, 11/15/15                         United States       20,000,000        18,025,000
       First Data Corp., senior note, 9.875%, 9/24/15                        United States       43,000,000        39,936,250
       Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14       Singapore         10,000,000         9,675,000
       Freescale Semiconductor Inc., senior note,
          8.875%, 12/15/14                                                   United States        3,000,000         2,310,000
          10.125%, 12/15/16                                                  United States       18,000,000        12,060,000
       Lucent Technologies Inc., 6.45%, 3/15/29                              United States        4,100,000         3,141,625
       Sanmina-SCI Corp., senior sub. note,
          6.75%, 3/01/13                                                     United States       22,000,000        21,010,000
          8.125%, 3/01/16                                                    United States       18,100,000        17,014,000
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13                                       United States        8,100,000         8,221,500
(b)       senior note, 144A, 10.625%, 5/15/15                                United States        7,500,000         7,987,500
          senior sub. note, 10.25%, 8/15/15                                  United States       14,500,000        14,862,500
                                                                                                               --------------
                                                                                                                  154,243,375
                                                                                                               --------------
       MATERIALS 2.6%
(b)    Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14        United Kingdom      14,000,000        16,325,288
       ArcelorMittal, senior note, 9.85%, 6/01/19                              Luxembourg        15,000,000        17,742,525
       Ball Corp., senior note,
          7.125%, 9/01/16                                                    United States        3,800,000         3,895,000
          7.375%, 9/01/19                                                    United States        3,700,000         3,774,000
       Freeport-McMoRan Copper & Gold Inc., senior note,
          8.25%, 4/01/15                                                     United States        5,000,000         5,324,615
          8.375%, 4/01/17                                                    United States       10,000,000        10,652,330
(b)    ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
       2/15/16                                                               United Kingdom      25,000,000EUR     17,831,531
(b)    Nalco Co., senior note, 144A, 8.25%, 5/15/17                          United States        5,500,000         5,802,500
       Nalco Finance Holdings, senior note, 9.00%, 2/01/14                   United States       36,829,000        38,210,087
       NewPage Corp., senior secured note,
          10.00%, 5/01/12                                                    United States       13,000,000         8,645,000
(b)       144A, 11.375%, 12/31/14                                            United States        3,900,000         3,851,250
       Rio Tinto Finance USA Ltd., senior note,
          8.95%, 5/01/14                                                       Australia         15,000,000        17,723,175
          9.00%, 5/01/19                                                       Australia          5,000,000         6,157,336
       Teck Resources Ltd.,
          senior note, 9.75%, 5/15/14                                            Canada          11,700,000        12,928,500
          senior secured note, 10.75%, 5/15/19                                   Canada          10,900,000        12,725,750
                                                                                                               --------------
                                                                                                                  181,588,887
                                                                                                               --------------
       TELECOMMUNICATION SERVICES 0.9%
(b)    CC Holdings GS V LLC, senior secured note, 144A, 7.75%,
       5/01/17                                                               United States       10,800,000        11,232,000
       Crown Castle International Corp., senior note, 9.00%, 1/15/15         United States       15,000,000        15,787,500
(b)    Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15                   Jamaica          12,000,000        11,220,000
(b)    Qwest Corp., senior note, 144A, 8.375%, 5/01/16                       United States        9,300,000         9,672,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(b)    Wind Acquisition Finance SA, senior note, 144A, 11.75%, 7/15/17         Italy              9,200,000    $   10,373,000
                                                                                                               --------------
                                                                                                                   58,284,500
                                                                                                               --------------
       UTILITIES 6.9%
       Ameren Corp., senior note, 8.875%, 5/15/14                           United States        17,100,000        19,243,246
       Arizona Public Service Co., senior note, 8.75%, 3/01/19              United States        12,500,000        15,163,575
(b)    Calpine Construction Finance, senior secured note, 144A, 8.00%,
       6/01/16                                                              United States        17,500,000        18,025,000
       CMS Energy Corp., senior note, 8.75%, 6/15/19                        United States        14,400,000        15,740,338
       Dynegy Holdings Inc., senior note,
          6.875%, 4/01/11                                                   United States        53,000,000        54,060,000
          8.75%, 2/15/12                                                    United States        50,985,000        52,259,625
          7.50%, 6/01/15                                                    United States         8,460,000         7,867,800
          8.375%, 5/01/16                                                   United States        58,000,000        54,520,000
          7.75%, 6/01/19                                                    United States         3,000,000         2,572,500
       Energy Future Holdings Corp., senior note,
          10.875%, 11/01/17                                                 United States        37,500,000        28,500,000
          P, 5.55%, 11/15/14                                                United States        27,000,000        18,564,822
(g)       PIK, 12.00%, 11/01/17                                             United States        67,500,000        44,887,500
(b)    intergen NV, senior secured note, 144A, 9.00%, 6/30/17               Netherlands          7,500,000          7,762,500
       Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18        United States        12,500,000        12,629,937
       Reliant Energy Inc., senior note,
          7.625%, 6/15/14                                                   United States        19,500,000        19,231,875
          7.875%, 6/15/17                                                   United States        17,500,000        17,171,875
       Texas Competitive Electric Holdings Co. LLC, senior note,
          A, 10.25%, 11/01/15                                               United States        80,200,000        58,145,000
          B, 10.25%, 11/01/15                                               United States        10,800,000         7,830,000
(g)    PIK, 10.50%, 11/01/16                                                United States        31,687,500        21,389,062
                                                                                                               --------------
                                                                                                                  475,564,655
                                                                                                               --------------
       TOTAL CORPORATE BONDS (COST $3,982,224,338)                                                              3,800,801,546
                                                                                                               --------------
       CONVERTIBLE BONDS 2.3%
       CONSUMER DISCRETIONARY 0.1%
(b)    Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24            United States         7,390,000         7,426,950
                                                                                                               --------------
       FINANCIALS 1.0%
(d)    iStar Financial Inc., cvt., senior note, FRN, 1.097%, 10/01/12       United States        70,000,000        35,350,000
       Vornado Realty Trust, cvt., senior bond,
          3.625%, 11/15/26                                                  United States        12,000,000        11,715,000
          2.85%, 4/01/27                                                    United States        27,000,000        25,818,750
                                                                                                               --------------
                                                                                                                   72,883,750
                                                                                                               --------------
       HEALTH CARE 0.4%
(b)    Mylan Inc., cvt., 144A, 3.75%, 9/15/15                               United States        20,000,000        27,925,000
                                                                                                               --------------
       INFORMATION TECHNOLOGY 0.6%
(b)    Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
       8/15/12                                                              United States        50,000,000        42,187,500
                                                                                                               --------------
       UTILITIES 0.2%
       CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29                  United States        10,000,000        11,487,500
                                                                                                               --------------
       TOTAL CONVERTIBLE BONDS (COST $166,036,109)                                                                161,910,700
                                                                                                               --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $7,001,049,839)                                                                                 6,487,274,736
                                                                                                               --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       SHORT TERM INVESTMENTS (COST $348,064,826) 5.1%
       REPURCHASE AGREEMENTS 5.1%
(j)    Joint Repurchase Agreement, 0.029%, 10/01/09 (Maturity Value         United States       348,064,826    $  348,064,826
          $348,065,105)
       Banc of America Securities LLC (Maturity Value $43,891,010)
       Barclays Capital Inc. (Maturity Value $51,569,326)
       BNP Paribas Securities Corp. (Maturity Value $87,778,538)
       Credit Suisse Securities (USA) LLC (Maturity Value $54,862,022)
       Deutsche Bank Securities Inc. (Maturity Value $33,160,163)
       HSBC Securities (USA) Inc. (Maturity Value $32,916,517)
       Morgan Stanley & Co. Inc. (Maturity Value $32,916,517)
       UBS Securities LLC (Maturity Value $10,971,012)
          Collateralized by U.S. Government Agency Securities,
       0.50%-5.00%, 3/19/10-2/13/17; kU.S. Government Agency
       Discount Notes, 12/31/09 - 4/26/10; kU.S. Treasury Bills, 6/10/20;
       and U.S. Treasury Notes, 1.50% - 4.125%, 7/15/10 - 8/31/14

       TOTAL INVESTMENTS (COST $7,349,114,665) 99.2%                                                            6,835,339,562
       OTHER ASSETS, LESS LIABILITIES 0.8%                                                                         56,575,356
                                                                                                               --------------
       NET ASSETS 100.0%                                                                                       $6,891,914,918
                                                                                                               ==============

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $1,099,221,325, representing 15.95% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  The coupon rate shown represents the rate at period end.

(e) Defaulted security or security for which income has been deemed uncollectible.

(f)  See Note 8 regarding other considerations.

(g)  lncome may be received in additional securities and/or cash.

(h)  Perpetual security with no stated maturity date.

(i)  Security purchased on a when-issued basis.

(j) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2009, all repurchase agreements had been entered into on that date.

(k)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

Currency

EUR   Euro

SELECTED PORTFOLIO

FRN   Floating Rate Note
MTN   Medium Term Note
PIK   Payment-In-Kind

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                     COUNTRY        SHARES      VALUE
                                                  --------------   -------   -----------
    COMMON STOCKS 95.3%
    CONSUMER DISCRETIONARY 3.0%
    Burger King Holdings Inc.                      United States   271,400   $ 4,773,926
    CBS Corp., B                                   United States   325,900     3,927,095
    NIKE Inc., B                                   United States    35,800     2,316,260
    The Walt Disney Co.                            United States    61,200     1,680,552
                                                                             -----------
                                                                              12,697,833
                                                                             -----------
    CONSUMER STAPLES 12.0%
    CVS Caremark Corp.                             United States   203,300     7,265,942
    Diageo PLC, ADR                               United Kingdom    33,500     2,059,915
    PepsiCo Inc.                                   United States    86,600     5,079,956
    Philip Morris International Inc.               United States   141,600     6,901,584
    The Procter & Gamble Co.                       United States    94,200     5,456,064
    Safeway Inc.                                   United States   199,300     3,930,196
    Wal-Mart Stores Inc.                           United States   241,300    11,845,417
    Walgreen Co.                                   United States   223,354     8,369,074
                                                                             -----------
                                                                              50,908,148
                                                                             -----------
    ENERGY 8.8%
    ConocoPhillips                                 United States   154,200     6,963,672
    Devon Energy Corp.                             United States    50,000     3,366,500
    Exxon Mobil Corp.                              United States   199,600    13,694,556
    Marathon Oil Corp.                             United States   224,200     7,151,980
(a) National Oilwell Varco Inc.                    United States    43,900     1,893,407
    Schlumberger Ltd.                              United States    73,900     4,404,440
                                                                             -----------
                                                                              37,474,555
                                                                             -----------
    FINANCIALS 10.8%
    The Allstate Corp.                             United States   178,109     5,453,698
(a) Berkshire Hathaway Inc., B                     United States     2,000     6,646,000
    Invesco Ltd.                                   United States   186,100     4,235,636
    JPMorgan Chase & Co.                           United States   224,140     9,821,815
    T. Rowe Price Group Inc.                       United States    64,600     2,952,220
    U.S. Bancorp                                   United States   328,927     7,190,344
    Wells Fargo & Co.                              United States   333,700     9,403,666
                                                                             -----------
                                                                              45,703,379
                                                                             -----------
    HEALTH CARE 22.6%
    Abbott Laboratories                            United States   209,890    10,383,258
    Aetna Inc.                                     United States   135,500     3,770,965
(a) Amgen Inc.                                     United States    58,000     3,493,340
    Baxter International Inc.                      United States    39,400     2,246,194
(a) Celgene Corp.                                  United States    82,200     4,594,980
(a) Covance Inc.                                   United States    62,600     3,389,790
(a) Express Scripts Inc.                           United States    59,400     4,608,252
(a) Genzyme Corp.                                  United States    90,600     5,139,738
(a) Gilead Sciences Inc.                           United States    83,600     3,894,088
    Johnson & Johnson                              United States   130,100     7,921,789
    Medtronic Inc.                                 United States   150,600     5,542,080
    Merck & Co. Inc.                               United States    89,400     2,827,722
(a) Myriad Genetics Inc.                           United States   111,500     3,055,100
(a) Onyx Pharmaceuticals Inc.                      United States    39,034     1,169,849
    Pharmaceutical Product Development Inc.        United States   158,220     3,471,347
    Roche Holding AG, ADR                           Switzerland    201,600     8,184,960
    Schering-Plough Corp.                          United States   369,300    10,432,725
    Teva Pharmaceutical Industries Ltd., ADR          Israel       166,500     8,418,240
(a) Waters Corp.                                   United States    66,600     3,720,276
                                                                             -----------
                                                                              96,264,693
                                                                             -----------
    INDUSTRIALS 8.0%
    The Boeing Co.                                 United States    66,900     3,622,635
    Expeditors International of Washington Inc.    United States    69,400     2,439,410
    FedEx Corp.                                    United States    53,900     4,054,358
    Flowserve Corp.                                United States    47,960     4,725,979
    General Electric Co.                           United States   376,800     6,187,056

       Quarterly Statement of Investments See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Pitney Bowes Inc.                             United States    180,000   $  4,473,000
    Precision Castparts Corp.                     United States     37,400      3,809,938
    United Technologies Corp.                     United States     76,900      4,685,517
                                                                             ------------
                                                                               33,997,893
                                                                             ------------
    INFORMATION TECHNOLOGY 22.5%
(a) Agilent Technologies Inc.                     United States    239,900      6,676,417
(a) Apple Inc.                                    United States     30,200      5,598,174
(a) Avago Technologies Ltd.                         Singapore       88,900      1,517,523
(a) Cisco Systems Inc.                            United States    305,300      7,186,762
(a) Dell Inc.                                     United States    404,400      6,171,144
(a) EMC Corp                                      United States    234,800      4,000,992
(a) FLIR Systems Inc.                             United States    141,200      3,949,364
(a) Google Inc., A                                United States     11,900      5,900,615
    Hewlett-Packard Co.                           United States    195,900      9,248,439
    Intel Corp.                                   United States    364,900      7,141,093
    International Business Machines Corp.         United States     95,100     11,374,911
    Microsoft Corp.                               United States    416,600     10,785,774
(a) NetApp Inc.                                   United States    284,400      7,587,792
    QUALCOMM Inc.                                 United States    158,800      7,142,824
    Visa Inc., A                                  United States     21,500      1,485,865
                                                                             ------------
                                                                               95,767,689
                                                                             ------------
    MATERIALS 1.9%
    Gold Fields Ltd., ADR                          South Africa    187,400      2,582,372
    Praxair Inc.                                  United States     26,400      2,156,616
    Randgold Resources Ltd., ADR                  United Kingdom    21,100      1,474,468
    Weyerhaeuser Co.                              United States     47,800      1,751,870
                                                                             ------------
                                                                                7,965,326
                                                                             ------------
    TELECOMMUNICATION SERVICES 1.9%
    AT&T Inc.                                     United States    157,300      4,248,673
(a) NII Holdings Inc.                             United States    124,550      3,734,009
                                                                             ------------
                                                                                7,982,682
                                                                             ------------
    UTILITIES 3.8%
    Allegheny Energy Inc.                         United States     80,700      2,140,164
    CenterPoint Energy Inc.                       United States    198,500      2,467,355
    Constellation Energy Group                    United States     98,050      3,173,878
    Exelon Corp.                                  United States    172,280      8,548,534
                                                                             ------------
                                                                               16,329,931
                                                                             ------------
    TOTAL COMMON STOCKS (COST $321,250,900)                                   405,092,129
                                                                             ------------
    CONVERTIBLE PREFERRED STOCKS
       (COST $1,726,851) 0.6%
    FINANCIALS 0.6%
    Bank of America Corp., 7.25%, cvt. pfd., L    United States      2,958      2,514,270
                                                                             ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM
       INVESTMENTS (COST $322,977,751)                                        407,606,399
                                                                             ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

                                                                    PRINCIPAL
                                                                     AMOUNT
                                                                   -----------
    SHORT TERM INVESTMENTS
       (COST $17,801,212) 4.2%
    REPURCHASE AGREEMENTS 4.2%
(b) Joint Repurchase Agreement, 0.029%,
       10/01/09 (Maturity Value $17,801,227)       United States   $17,801,212   $ 17,801,212
    Banc of America Securities LLC
       (Maturity Value $2,244,735)
    Barclays Capital Inc.
       (Maturity Value $2,637,430)
    BNP Paribas Securities Corp.
       (Maturity Value $4,489,291)
    Credit Suisse Securities (USA) LLC
       (Maturity Value $2,805,829)
    Deutsche Bank Securities Inc.
       (Maturity Value $1,695,923)
    HSBC Securities (USA) Inc.
       (Maturity Value $1,683,462)
    Morgan Stanley & Co. Inc.
       (Maturity Value $1,683,462)
    UBS Securities LLC
       (Maturity Value $561,095)
       Collateralized by U.S. Government Agency
       Securities, 0.50% - 5.00%,
       3/19/10-2/13/17; (c)U.S. Government Agency
       Discount Notes, 12/31/09 - 4/26/10;
       (c)U.S. Treasury Bills, 6/10/20; and U.S.
       Treasury Notes, 1.50% - 4.125%,
       7/15/10-8/31/14

                                                                                 ------------
    TOTAL INVESTMENTS (COST $340,778,963) 100.1%                                  425,407,611
    OTHER ASSETS, LESS LIABILITIES (0.1)%                                            (228,235)
                                                                                 ------------
    NET ASSETS 100.0%                                                            $425,179,376
                                                                                 ============

(a)  Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2009, all repurchase agreements had been entered into on that date.

(c)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR   American Depository Receipt

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                          SHARES            VALUE
                                                      -------------   -----------------
       COMMON STOCKS 95.7%
       BANKS 1.1%
       U.S. Bancorp                                          17,400   $         380,364
                                                                      -----------------
       CAPITAL GOODS 14.7%
       3M Co.                                                 8,800             649,440
       Dover Corp.                                           16,700             647,292
       Eaton Corp.                                           11,400             645,126
       General Electric Co.                                  63,300           1,039,386
       Illinois Tool Works Inc.                              15,000             640,650
       Masco Corp.                                           29,100             375,972
       Parker Hannifin Corp.                                  7,000             362,880
       United Technologies Corp.                             11,700             712,881
                                                                      -----------------
                                                                              5,073,627
                                                                      -----------------
       CONSUMER DURABLES & APPAREL 6.9%
       D.R. Horton Inc.                                      87,400             997,234
       Fortune Brands Inc.                                   17,600             756,448
       NIKE Inc., B                                           9,400             608,180
                                                                      -----------------
                                                                              2,361,862
                                                                      -----------------
       CONSUMER SERVICES 1.5%
       McDonald's Corp.                                       8,800             502,216
                                                                      -----------------
       DIVERSIFIED FINANCIALS 5.3%
       Bank of America Corp.                                 12,400             209,808
       The Bank of New York Mellon Corp.                     14,600             423,254
       Citigroup Inc.                                        13,500              65,340
       Morgan Stanley                                         5,500             169,840
       State Street Corp.                                    18,300             962,580
                                                                      -----------------
                                                                              1,830,822
                                                                      -----------------
       ENERGY 10.7%
       Apache Corp.                                           5,900             541,797
       Chesapeake Energy Corp.                                9,300             264,120
       ConocoPhillips                                         7,000             316,120
       Devon Energy Corp.                                     7,600             511,708
       Exxon Mobil Corp.                                     12,000             823,320
       Occidental Petroleum Corp.                             8,900             697,760
       Peabody Energy Corp.                                  14,600             543,412
                                                                      -----------------
                                                                              3,698,237
                                                                      -----------------
       FOOD & STAPLES RETAILING 2.0%
       Wal-Mart Stores Inc.                                  13,700             672,533
                                                                      -----------------
       HEALTH CARE EQUIPMENT & SERVICES 1.7%
       Becton Dickinson and Co.                               6,700             467,325
       Stryker Corp.                                          2,300             104,489
                                                                      -----------------
                                                                                571,814
                                                                      -----------------
       HOUSEHOLD & PERSONAL PRODUCTS 4.8%
       Kimberly-Clark Corp.                                  14,700             867,006
       The Procter & Gamble Co.                              13,500             781,920
                                                                      -----------------
                                                                              1,648,926
                                                                      -----------------
       INSURANCE 9.3%
       Aflac Inc.                                            25,100           1,072,774
       The Allstate Corp.                                    11,300             346,006
       Ambac Financial Group Inc.                             7,600              12,768
   (a) Berkshire Hathaway Inc., A                                 3             303,000
       Chubb Corp.                                           12,200             615,002
       MetLife Inc.                                          22,200             845,154
                                                                      -----------------
                                                                              3,194,704
                                                                      -----------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN LARGE CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       MATERIALS 11.3%
       Air Products and Chemicals Inc.                        1,800   $         139,644
       Alcoa Inc.                                            54,600             716,352
       The Dow Chemical Co.                                  25,700             669,999
       Nucor Corp.                                           29,000           1,363,290
       Praxair Inc.                                          12,300           1,004,787
                                                                      -----------------
                                                                              3,894,072
                                                                      -----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
          SCIENCES 7.0%
       Abbott Laboratories                                    7,600             375,972
       Merck & Co. Inc.                                      28,400             898,292
       Pfizer Inc.                                           43,700             723,235
       Schering-Plough Corp.                                 15,200             429,400
                                                                      -----------------
                                                                              2,426,899
                                                                      -----------------
       RETAILING 6.6%
       The Home Depot Inc.                                   28,000             745,920
       J.C. Penney Co. Inc.                                  17,800             600,750
       Nordstrom Inc.                                        17,100             522,234
   (a) Office Depot Inc.                                     61,800             409,116
                                                                      -----------------
                                                                              2,278,020
                                                                      -----------------
       SOFTWARE & SERVICES 3.0%
       Microsoft Corp.                                       40,300           1,043,367
                                                                      -----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 6.7%
       Hewlett-Packard Co.                                   19,500             920,595
       International Business Machines Corp.                 11,700           1,399,437
                                                                      -----------------
                                                                              2,320,032
                                                                      -----------------
       TRANSPORTATION 1.2%
       Norfolk Southern Corp.                                 9,600             413,856
                                                                      -----------------
       UTILITIES 1.9%
       Entergy Corp.                                          5,200             415,272
       Sempra Energy                                          4,900             244,069
                                                                      -----------------
                                                                                659,341
                                                                      -----------------
       TOTAL COMMON STOCKS (COST $34,052,587)                                32,970,692
                                                                      -----------------
       SHORT TERM INVESTMENTS (COST $1,467,704) 4.3%
       MONEY MARKET FUNDS 4.3%
   (b) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                                1,467,704           1,467,704
                                                                      -----------------
       TOTAL INVESTMENTS (COST $35,520,291) 100.0%                           34,438,396
       OTHER ASSETS, LESS LIABILITIES 0.0%(c)                                    15,664
                                                                      -----------------
       NET ASSETS 100.0%                                              $      34,454,060
                                                                      =================

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN RISING DIVIDENDS SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                          SHARES            VALUE
                                                      -------------   -----------------
       COMMON STOCKS 96.0%
       AEROSPACE & DEFENSE 5.5%
       United Technologies Corp.                          1,319,600   $      80,403,228
                                                                      -----------------
       BANKS 0.5%
       Peoples Bancorp Inc.                                 159,977           2,087,700
       TrustCo Bank Corp. NY                                328,588           2,053,675
       U.S. Bancorp                                         166,449           3,638,575
                                                                      -----------------
                                                                              7,779,950
                                                                      -----------------
       COMMERCIAL & PROFESSIONAL SERVICES 2.7%
       ABM Industries Inc.                                  951,288          20,015,100
       Cintas Corp.                                         583,200          17,676,792
       Superior Uniform Group Inc.                          237,100           1,844,638
                                                                      -----------------
                                                                             39,536,530
                                                                      -----------------
       CONSUMER DURABLES & APPAREL 1.2%
   (a) Kid Brands Inc.                                      306,081           1,897,702
       Leggett & Platt Inc.                                 852,300          16,534,620
                                                                      -----------------
                                                                             18,432,322
                                                                      -----------------
       CONSUMER SERVICES 1.6%
       Hillenbrand Inc.                                   1,191,300          24,266,781
                                                                      -----------------
       DIVERSIFIED FINANCIALS 1.2%
       State Street Corp.                                   339,000          17,831,400
                                                                      -----------------
       ELECTRICAL EQUIPMENT 8.9%
       Brady Corp., A                                     1,873,879          53,817,805
       Roper Industries Inc.                              1,523,050          77,645,089
                                                                      -----------------
                                                                            131,462,894
                                                                      -----------------
       FOOD & STAPLES RETAILING 5.0%
       Wal-Mart Stores Inc.                               1,491,600          73,222,644
                                                                      -----------------
       FOOD, BEVERAGE & TOBACCO 3.8%
       McCormickS Co. Inc.                                1,647,695          55,922,768
                                                                      -----------------
       HEALTH CARE EQUIPMENT & SERVICES 12.9%
       Becton Dickinson and Co.                           1,089,943          76,023,524
       Hill-Rom Holdings Inc.                             1,049,103          22,849,463
       Stryker Corp.                                        414,500          18,830,735
       Teleflex Inc.                                        513,753          24,819,408
       West Pharmaceutical Services Inc.                  1,165,600          47,335,016
                                                                      -----------------
                                                                            189,858,146
                                                                      -----------------
       HOUSEHOLD & PERSONAL PRODUCTS 7.2%
       Alberto-Culver Co.                                   948,850          26,264,168
       The Procter & Gamble Co.                           1,369,600          79,327,232
                                                                      -----------------
                                                                            105,591,400
                                                                      -----------------
       INDUSTRIAL CONGLOMERATES 1.6%
       Carlisle Cos. Inc.                                   702,161          23,810,280
                                                                      -----------------
       INSURANCE 12.3%
       Aflac Inc.                                           976,900          41,752,706
       Arthur J. Gallagher & Co.                            753,000          18,350,610
       Erie Indemnity Co., A                              1,456,733          54,569,218
       Mercury General Corp.                                154,200           5,578,956
       Old Republic International Corp.                   3,587,208          43,692,194
       RLI Corp                                             335,848          17,726,057
                                                                      -----------------
                                                                            181,669,741
                                                                      -----------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN RISING DIVIDENDS SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       MACHINERY 6.3%
       Donaldson Co. Inc.                                   392,000   $      13,574,960
       Dover Corp.                                        1,504,500          58,314,420
       Graco Inc.                                           270,112           7,528,022
       Nordson Corp.                                        231,591          12,989,939
                                                                      -----------------
                                                                             92,407,341
                                                                      -----------------
       MATERIALS 12.3%
       Air Products and Chemicals Inc.                      429,500          33,320,610
       Bemis Co. Inc.                                     1,231,300          31,902,983
       Nucor Corp.                                          763,802          35,906,332
       Praxair Inc.                                         977,500          79,851,975
                                                                      -----------------
                                                                            180,981,900
                                                                      -----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
          SCIENCES 5.7%
       Abbott Laboratories                                  897,300          44,389,431
       Pfizer Inc.                                        2,431,100          40,234,705
                                                                      -----------------
                                                                             84,624,136
                                                                      -----------------
       RETAILING 5.2%
       Family Dollar Stores Inc.                          2,803,630          74,015,832
   (a) Sally Beauty Holdings Inc.                           349,150           2,482,456
                                                                      -----------------
                                                                             76,498,288
                                                                      -----------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
          0.0%(b)
       Cohu Inc.                                             50,300             682,068
                                                                      -----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 2.1%
       International Business Machines Corp.                253,100          30,273,291
                                                                      -----------------
       Total Common Stocks (Cost $1,173,744,042)                          1,415,255,108
                                                                      -----------------
       SHORT TERM INVESTMENTS 4.1%
       MONEY MARKET FUNDS 4.1%
   (a) Bank of New York Institutional Cash Reserve
          Fund, Series B                                    632,226             505,781
   (c) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                               59,683,824          59,683,824
                                                                      -----------------
       TOTAL MONEY MARKET FUNDS (COST $60,316,050)                           60,189,605
                                                                      -----------------
       TOTAL INVESTMENTS (COST $1,234,060,092) 100.1%                     1,475,444,713
       OTHER ASSETS, LESS LIABILITIES (0.1)%
                                                                             (1,484,366)
                                                                      -----------------
       NET ASSETS 100.0%                                              $   1,473,960,347
                                                                      =================

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                          SHARES            VALUE
                                                      -------------   -----------------
       COMMON STOCKS 90.2%
       AUTOMOBILES & COMPONENTS 4.8%
       Autoliv Inc. (Sweden)                                384,900   $      12,932,640
   (a) Drew Industries Inc.                                  90,700           1,967,283
       Gentex Corp.                                         714,000          10,103,100
       Thor Industries Inc.                                 754,900          23,364,155
   (a) Winnebago Industries Inc.                            600,000           8,826,000
                                                                      -----------------
                                                                             57,193,178
                                                                      -----------------
       BANKS 2.1%
       Chemical Financial Corp.                             485,854          10,586,759
       Peoples Bancorp Inc.                                 199,400           2,602,170
   (b) TrustCo Bank Corp. NY                              1,931,400          12,071,250
                                                                      -----------------
                                                                             25,260,179
                                                                      -----------------
       CAPITAL GOODS 20.7%
       A.O. Smith Corp.                                     112,500           4,286,250
   (b) American Woodmark Corp.                              359,310           6,949,055
       Apogee Enterprises Inc.                              864,000          12,977,280
       Applied Industrial Technologies Inc.                 227,100           4,805,436
   (a) Astec Industries Inc.                                123,000           3,132,810
       Brady Corp., A                                       474,100          13,616,152
       Briggs & Stratton Corp.                              472,600           9,173,166
       Carlisle Cos. Inc.                                   433,000          14,683,030
       CIRCOR International Inc.                            141,000           3,984,660
   (a) CNH Global NV (Netherlands)                           84,000           1,434,720
   (a) EMCOR Group Inc.                                     264,000           6,684,480
       Franklin Electric Co. Inc.                           246,732           7,073,807
   (a) Gardner Denver Inc.                                  323,800          11,294,144
       Gibraltar Industries Inc.                          1,079,800          14,328,946
       Graco Inc.                                           458,200          12,770,034
       Kennametal Inc.                                      542,300          13,346,003
       Lincoln Electric Holdings Inc.                       216,000          10,249,200
       Mueller Industries Inc.                              539,500          12,877,865
       Nordson Corp.                                        252,000          14,134,680
   (a) Powell Industries Inc.                                62,600           2,403,214
       Roper Industries Inc.                                202,000          10,297,960
       Simpson Manufacturing Co. Inc.                       412,284          10,414,294
       Timken Co.                                           120,000           2,811,600
       Trinity Industries Inc.                              612,000          10,520,280
       Universal Forest Products Inc.                       488,800          19,288,048
   (a) Wabash National Corp.                              1,259,200           3,425,024
       Watts Water Technologies Inc., A                     341,300          10,324,325
                                                                      -----------------
                                                                            247,286,463
                                                                      -----------------
       COMMERCIAL & PROFESSIONAL SERVICES 2.1%
       ABM Industries Inc.                                  649,000          13,654,960
       Mine Safety Appliances Co.                           402,100          11,061,771
                                                                      -----------------
                                                                             24,716,731
                                                                      -----------------
       CONSUMER DURABLES & APPAREL 7.0%
       Bassett Furniture Industries Inc.                    230,900             988,252
       Brunswick Corp.                                      906,000          10,853,880
       D.R. Horton Inc.                                     874,000           9,972,340
       Ethan Allen Interiors Inc.                           470,000           7,755,000
   (c) Hooker Furniture Corp.                               555,100           7,493,850
       La-Z-Boy Inc.                                      1,095,700           9,477,805
   (a) M/l Homes Inc.                                       593,700           8,068,383
       M.D.C. Holdings Inc.                                 287,700           9,994,698
   (a) Timberland Co., A                                    250,700           3,489,744
   (a) The Warnaco Group Inc.                               341,000          14,956,260
                                                                      -----------------
                                                                             83,050,212
                                                                      -----------------
       CONSUMER SERVICES 0.6%
       Regis Corp.                                          476,400           7,384,200
                                                                      -----------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       ENERGY 9.8%
       Arch Coal Inc.                                       111,500   $       2,467,495
   (a) Atwood Oceanics Inc.                                 249,800           8,810,446
   (a) Bristow Group Inc.                                   378,813          11,246,958
       CARBO Ceramics Inc.                                   23,000           1,185,650
       CONSOL Energy Inc.                                    87,000           3,924,570
   (a) Global Industries Ltd.                             1,297,200          12,323,400
   (a) Helix Energy Solutions Group Inc.                    780,300          11,688,894
   (a) Oil States International Inc.                        346,500          12,172,545
       Overseas Shipholding Group Inc.                      169,900           6,349,163
       Peabody Energy Corp.                                 114,000           4,243,080
       Rowan Cos. Inc.                                      793,300          18,301,431
       Teekay Corp. (Bahamas)                               286,431           6,264,246
       Tidewater Inc.                                       113,325           5,336,474
   (a) Unit Corp.                                           295,000          12,168,750
                                                                      -----------------
                                                                            116,483,102
                                                                      -----------------
       FOOD & STAPLES RETAILING 1.2%
       Casey's General Stores Inc.                          462,000          14,497,560
                                                                      -----------------
       HEALTH CARE EQUIPMENT & SERVICES 2.2%
       STERIS Corp.                                         253,000           7,703,850
       Teleflex Inc.                                        195,600           9,449,436
       West Pharmaceutical Services Inc.                    215,800           8,763,638
                                                                      -----------------
                                                                             25,916,924
                                                                      -----------------
       INSURANCE 10.7%
       American National Insurance Co.                       86,000           7,327,200
       Arthur J. Gallagher & Co.                            294,900           7,186,713
       Aspen Insurance Holdings Ltd.                        594,800          15,744,356
       Erie Indemnity Co., A                                194,000           7,267,240
       Montpelier Re Holdings Ltd. (Bermuda)                776,200          12,667,584
       Old Republic International Corp.                   1,562,000          19,025,160
       Protective Life Corp.                              1,065,100          22,814,442
       RLI Corp.                                            151,100           7,975,058
       StanCorp Financial Group Inc.                        232,000           9,365,840
(a, b) Syncora Holdings Ltd.                              1,132,175             543,444
       Validus Holdings Ltd. (Bermuda)                      488,295          12,598,011
       Zenith National Insurance Corp.                      148,100           4,576,290
                                                                      -----------------
                                                                            127,091,338
                                                                      -----------------
       MATERIALS 10.6%
       Airgas Inc.                                          297,700          14,399,749
       AptarGroup Inc.                                      250,700           9,366,152
       Cabot Corp.                                          384,000           8,874,240
       Gerdau Ameristeel Corp. (Canada)                   1,316,000          10,422,720
       Glatfelter                                           724,500           8,317,260
       Reliance Steel & Aluminum Co.                        449,600          19,134,976
       RPM International Inc.                               865,000          15,993,850
       Steel Dynamics Inc.                                1,071,400          16,435,276
       United States Steel Corp.                             49,000           2,174,130
       Westlake Chemical Corp.                              840,221          21,593,680
                                                                      -----------------
                                                                            126,712,033
                                                                      -----------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
          SCIENCES 2.1%
   (a) Mettler-Toledo International Inc.                    150,000          13,588,500
       Pharmaceutical Product Development Inc.              521,800          11,448,292
                                                                      -----------------
                                                                             25,036,792
                                                                      -----------------
       RETAILING 8.1%
       Brown Shoe Co. Inc.                                  967,843           7,762,101
       Christopher & Banks Corp.                          1,420,000           9,613,400
       Fred's Inc.                                          672,600           8,562,198
       Group 1 Automotive Inc.                              447,600          12,018,060
   (a) Gymboree Corp.                                       146,200           7,073,156
       J.C. Penney Co. Inc.                                 273,000           9,213,750

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       The Men's Wearhouse Inc.                             671,100   $      16,576,170
   (a) Pier 1 Imports Inc.                                  770,000           2,979,900
   (a) Saks Inc.                                            777,548           5,302,877
   (a) Tuesday Morning Corp.                              1,227,000           5,104,320
   (a) West Marine Inc.                                     845,600           6,646,416
   (a) Zale Corp.                                           853,000           6,098,950
                                                                      -----------------
                                                                             96,951,298
                                                                      -----------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
          0.9%
       Cohu Inc.                                            659,500           8,942,820
   (a) OmniVision Technologies Inc.                         124,000           2,018,720
                                                                      -----------------
                                                                             10,961,540
                                                                      -----------------
       TECHNOLOGY HARDWARE & EQUIPMENT 2.4%
   (a) BENCHMARK Electronics INC.                         1,068,000          19,224,000
       DIEBOLD INC.                                          46,400           1,527,952
   (a) ROFIN-SINAR Technologies INC.                        334,089           7,670,683
                                                                      -----------------
                                                                             28,422,635
                                                                      -----------------
       TRANSPORTATION 2.2%
   (a) Genesee & Wyoming Inc.                               372,700          11,300,264
   (a) Kansas City Southern                                 139,400           3,692,706
       SkyWest Inc.                                         719,195          11,924,253
                                                                      -----------------
                                                                             26,917,223
                                                                      -----------------
       UTILITIES 2.7%
       Atmos Energy Corp.                                   170,100           4,793,418
       Energen Corp.                                        257,000          11,076,700
       NV Energy Inc.                                     1,375,000          15,936,250
                                                                      -----------------
                                                                             31,806,368
                                                                      -----------------
       TOTAL COMMON STOCKS (COST $1,066,305,634)                          1,075,687,776
                                                                      -----------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                      -------------
       CORPORATE BONDS (COST $1,480,886) 0.1%
       CAPITAL GOODS 0.1%
       Mueller Industries Inc., 6.00%, 11/01/14       $   1,494,000           1,355,805
                                                                      -----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $1,067,786,520)                               1,077,043,581
                                                                      -----------------

                                                          SHARES
                                                      -------------
       SHORT TERM INVESTMENTS 10.0%
       MONEY MARKET FUNDS (COST $116,198,829) 9.7%
   (d) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                              116,198,829         116,198,829
                                                                      -----------------
       INVESTMENTS FROM CASH COLLATERAL RECEIVED
          FOR LOANED SECURITIES 0.3%
       MONEY MARKET FUNDS (COST $2,536,889) 0.2%
   (a) Bank of New York Institutional Cash Reserve
          Fund, Series B                                  2,536,889           2,029,511
                                                                      -----------------
   (e) REPURCHASE AGREEMENTS 0.1%
       Banc of America Securities LLC, 0.05%,
          10/1/09 (Maturity Value $643,001)
          Collateralized by U.S. Government Agency
          Securities, 4.50% -6.00%, 9/01/24-1/01/39         643,000             643,000
       Deutsche Bank Securities Inc., 0.06%,
          10/1/09 (Maturity Value $611,001)
          Collateralized by U.S. Government Agency
          Securities, 1.625% - 4.75%, 3/12/10
          - 5/15/14                                         611,000             611,000
                                                                      -----------------
       TOTAL REPURCHASE AGREEMENTS
          (COST $1,254,000)                                                   1,254,000
                                                                      -----------------
       TOTAL INVESTMENTS FROM CASH COLLATERAL
          RECEIVED FOR LOANED SECURITIES
          (COST $3,790,889)                                                   3,283,511
                                                                      -----------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP VALUE SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       TOTAL INVESTMENTS (COST $1,187,776,238)
          100.3%                                                          1,196,525,921
       OTHER ASSETS, LESS LIABILITIES (0.3)%
                                                                             (4,045,370)
                                                                      -----------------
       NET ASSETS 100.0%                                              $   1,192,480,551
                                                                      =================

(a)  Non-income producing.

(b)  A portion or all of the security is on loan at September 30, 2009.

(c)  See Note 6 regarding holdings of 5% voting securities.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e) At September 30, 2009, all repurchase agreements had been entered into on that date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                          SHARES            VALUE
                                                      -------------   -----------------
       COMMON STOCKS 98.7%
       CONSUMER DISCRETIONARY 16.2%
       Advance Auto Parts Inc.                              167,000   $       6,559,760
   (a) Apollo Group Inc., A                                 107,600           7,926,892
       BorgWarner Inc.                                      278,400           8,424,384
   (a) Buffalo Wild Wings Inc.                              155,000           6,449,550
   (a) Capella Education Co.                                 84,700           5,703,698
   (a) Chipotle Mexican Grill Inc., A                        64,200           6,230,610
   (a) Chipotle Mexican Grill Inc., B                        30,000           2,496,600
   (a) Dick's Sporting Goods Inc.                           322,500           7,224,000
       Guess? Inc.                                          353,900          13,108,456
       Jarden Corp.                                         188,900           5,302,423
       Johnson Controls Inc.                                450,000          11,502,000
   (a) Kohl's Corp.                                         130,000           7,416,500
       NIKE Inc., B                                         103,700           6,709,390
   (a) Priceline.com Inc.                                    37,000           6,135,340
       Starwood Hotels & Resorts Worldwide Inc.             115,000           3,798,450
   (a) Under Armour Inc., A                                 176,330           4,907,264
   (a) Urban Outfitters Inc.                                460,400          13,890,268
   (a) WMS Industries Inc.                                  150,000           6,684,000
       Wolverine World Wide Inc.                            378,000           9,389,520
                                                                      -----------------
                                                                            139,859,105
                                                                      -----------------
       CONSUMER STAPLES 2.6%
       Clorox Co.                                           109,600           6,446,672
   (a) Hansen Natural Corp.                                 168,700           6,198,038
       Mead Johnson Nutrition Co., A                        216,200           9,752,782
                                                                      -----------------
                                                                             22,397,492
                                                                      -----------------
       ENERGY 8.0%
   (a) Cameron International Corp.                          293,400          11,096,388
   (a) Concho Resources Inc.                                273,579           9,936,389
   (a) FMC Technologies Inc.                                261,900          13,681,656
       Peabody Energy Corp.                                 165,000           6,141,300
   (a) Petrohawk Energy Corp.                               381,500           9,236,115
       Range Resources Corp.                                128,700           6,352,632
       Smith International Inc.                             221,000           6,342,700
   (a) Weatherford International Ltd.                       306,600           6,355,818
                                                                      -----------------
                                                                             69,142,998
                                                                      -----------------
       FINANCIALS 5.4%
   (a) Affiliated Managers Group Inc.                       232,700          15,127,827
       BlackRock Inc.                                        20,000           4,336,400
       The Charles Schwab Corp.                             425,700           8,152,155
       FelCor Lodging Trust Inc.                            390,800           1,770,324
   (a) iStar Financial Inc.                                 824,991           2,507,973
       Lazard Ltd., LP                                      120,000           4,957,200
       T. Rowe Price Group Inc.                             197,865           9,042,430
       W. R. Berkley Corp.                                   44,600           1,127,488
                                                                      -----------------
                                                                             47,021,797
                                                                      -----------------
       HEALTH CARE 21.9%
       Aetna Inc.                                           300,000           8,349,000
       Allscripts-Misys Healthcare Solutions Inc.           264,600           5,363,442
   (a) Athenahealth Inc.                                    103,000           3,952,110
   (a) BioMarin Pharmaceutical Inc.                         271,000           4,899,680
       C. R. Bard Inc.                                      124,000           9,747,640
   (a) Cerner Corp.                                         116,000           8,676,800
   (a) Community Health Systems Inc.                        410,400          13,104,072
   (a) DaVita Inc.                                          117,500           6,655,200
   (a) Dendreon Corp.                                        80,000           2,239,200
   (a) Edwards Lifesciences Corp.                            65,000           4,544,150
   (a) Express Scripts Inc.                                 212,400          16,477,992
   (a) Intuitive Surgical Inc.                               48,100          12,614,225
   (a) Life Technologies Corp.                              207,600           9,663,780
   (a) Masimo Corp.                                         207,500           5,436,500

                     See Notes to Statements of Investments

                       Quarterly Statement of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

   (a) Mettler-Toledo International Inc.                    146,400   $      13,262,376
   (a) Myriad Genetics Inc.                                 287,300           7,872,020
   (a) Onyx Pharmaceuticals Inc.                             39,400           1,180,818
   (a) OSI Pharmaceuticals Inc.                              39,900           1,408,470
       Perrigo Co.                                          202,606           6,886,578
       Pharmaceutical Product Development Inc.              315,000           6,911,100
   (a) QIAGEN NV (Netherlands)                              350,700           7,462,896
   (a) Savient Pharmaceuticals Inc.                         160,000           2,432,000
   (a) Sequenom Inc.                                        267,400             863,702
   (b) Talecris Biotherapeutics Holdings Corp.              131,200           2,624,000
   (a) Varian Medical Systems Inc.                          319,040          13,441,155
   (a) Waters Corp.                                         241,500          13,490,190
                                                                      -----------------
                                                                            189,559,096
                                                                      -----------------
       INDUSTRIALS 12.1%
   (a) Allegiant Travel Co.                                 121,000           4,608,890
       AMETEK Inc.                                          199,600           6,968,036
       C.H. Robinson Worldwide Inc.                         112,500           6,496,875
   (a) Copart Inc.                                          145,000           4,815,450
       Danaher Corp.                                         94,400           6,355,008
       Expeditors International of Washington Inc.          125,000           4,393,750
   (a) First Solar Inc.                                      10,000           1,528,600
       Flowserve Corp.                                      130,000          12,810,200
       Heico Corp.                                           21,193             918,929
       J.B. Hunt Transport Services Inc.                    140,000           4,498,200
   (a) Jacobs Engineering Group Inc.                        136,100           6,253,795
       Knight Transportation Inc.                           100,000           1,678,000
       Precision Castparts Corp.                            127,700          13,008,799
       Robert Half International Inc.                       240,000           6,004,800
       Rockwell Collins Inc.                                265,000          13,462,000
   (a) Ryanair Holdings PLC, ADR (Ireland)                  316,100           9,179,544
   (a) Tetra Tech Inc.                                       60,000           1,591,800
                                                                      -----------------
                                                                            104,572,676
                                                                      -----------------
       INFORMATION TECHNOLOGY 28.7%
   (a) Activision Blizzard Inc.                             527,200           6,532,008
   (a) Affiliated Computer Services Inc., A                 179,600           9,728,932
   (a) Alliance Data Systems Corp.                          225,400          13,767,432
       Analog Devices Inc.                                  145,000           3,999,100
   (a) ANSYS Inc.                                           255,700           9,581,079
   (a) Avago Technologies Ltd. (Singapore)                  177,100           3,023,097
   (a) Citrix Systems Inc.                                  170,000           6,669,100
   (a) Concur Technologies Inc.                             126,200           5,017,712
       FactSet Research Systems Inc.                        187,100          12,393,504
   (a) FLIR Systems Inc.                                    567,000          15,858,990
   (a) FormFactor Inc.                                      342,300           8,187,816
   (a) Hittite Microwave Corp.                              179,200           6,590,976
   (a) Juniper Networks Inc.                                400,000          10,808,000
   (a) Lam Research Corp.                                   249,400           8,519,504
       MasterCard Inc., A                                    77,000          15,565,550
   (a) McAfee Inc.                                          180,000           7,882,200
   (a) NetApp Inc.                                          432,800          11,547,104
   (a) Netlogic Microsystems Inc.                            62,200           2,799,000
   (a) Nuance Communications Inc.                         1,132,290          16,939,058
   (a) SAIC Inc.                                            541,300           9,494,402
   (a) Silicon Laboratories Inc.                            351,400          16,290,904
   (a) Sybase Inc.                                          115,000           4,473,500
       Tandberg ASA (Norway)                                611,800          14,643,811
   (a) Trimble Navigation Ltd.                              358,300           8,566,953
   (a) Varian Semiconductor Equipment Associates
          Inc.                                              265,000           8,702,600
   (a) ViaSat Inc.                                          161,101           4,282,065
       Xilinx Inc.                                          275,000           6,440,500
                                                                      -----------------
                                                                            248,304,897
                                                                      -----------------
       MATERIALS 1.7%
       Celanese Corp., A                                    250,000           6,250,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Ecolab Inc.                                          186,900   $       8,640,387
                                                                      -----------------
                                                                             14,890,387
                                                                      -----------------
       TELECOMMUNICATION SERVICES 2.1%
   (a) American Tower Corp., A                              190,600           6,937,840
   (a) SBA Communications Corp.                             424,900          11,485,047
                                                                      -----------------
                                                                             18,422,887
                                                                      -----------------
       TOTAL COMMON STOCKS (COST $710,740,503)                              854,171,335
                                                                      -----------------

                                                        PRINCIPAL
                                                          AMOUNT
                                                      -------------
       CONVERTIBLE BONDS (COST $790,524) 0.1%
       INFORMATION TECHNOLOGY 0.1%
   (c) Alliance Data Systems Corp., cvt., senior
          note, 144A, 4.75%, 5/15/14                  $     781,000           1,132,450
                                                                      -----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $711,531,027)                                   855,303,785
                                                                      -----------------

                                                          SHARES
                                                      -------------
       SHORT TERM INVESTMENTS (COST $10,739,225)
          1.2%
       MONEY MARKET FUNDS 1.2%
   (d) Institutional Fiduciary Trust Money Market
          Portfolio, 0.00%                               10,739,225          10,739,225
                                                                      -----------------
       TOTAL INVESTMENTS (COST $722,270,252) 100.0%                         866,043,010
       OTHER ASSETS, LESS LIABILITIES 0.0%(e)                                    36,080
                                                                      -----------------
       NET ASSETS 100.0%                                              $     866,079,090
                                                                      =================

(a)  Non-income producing.

(b)  Security purchased on a delayed delivery basis.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $1,132,450, representing 0.13% of net assets.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e)  Rounds to less than 0.1% of net assets.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR American Depository Receipt

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                             COUNTRY/
                                                                           ORGANIZATION       SHARES                     VALUE
                                                                         ---------------  -------------             --------------
       CONVERTIBLE PREFERRED STOCKS (COST $2,200,000) 0.0%(a)
       BANKS 0.0%(a)
   (b) Fannie Mae, 8.75%, cvt. PFD.                                       United States          44,000             $      105,600
                                                                                                                    --------------
       PREFERRED STOCKS 0.0%A
       BANKS 0.0%(a)
   (b) Freddie Mac, 8.375%, pfd., Z                                       United States          70,000                    126,700
                                                                                                                    --------------
       DIVERSIFIED FINANCIALS 0.0%(a)
   (c) Preferred BLOCKER INC., 7.00%, pfd., 144(a)                        United States             804                    467,601
                                                                                                                    --------------
       TOTAL PREFERRED STOCKS (COST $2,035,420)                                                                            594,301
                                                                                                                    --------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT(d)
                                                                                          -------------
   (e) SENIOR FLOATING RATE INTERESTS 12.2%
       AUTOMOBILES & COMPONENTS 0.4%

   (f) Dayco Products LLC (Mark IV), Replacement Term Loan, 6.75%,
       6/23/11                                                            United States         854,002                    401,381
       Federal-Mogul Corp., Term Loan B, 2.178% - 2.198%, 12/27/14        United States       5,618,539                  4,316,909
       Key Safety Systems Inc., Term Loan B, 2.533% - 4.50%, 3/10/14      United States         535,980                    329,404
                                                                                                                    --------------
                                                                                                                         5,047,694
                                                                                                                    --------------
       CAPITAL GOODS 0.6%
       RBS Global Inc. (Rexnord),
      (g) incremental Tranche B-2, 2.50%, 7/22/13                         United States       2,339,322                  2,245,750
          Tranche B-1 Term B Loan, 2.75% - 3.063%, 7/22/13                United States       3,041,497                  2,938,847
   (g) TransDigm Inc., Term Loan B, 2.289%, 6/23/13                       United States       2,344,449                  2,274,115
                                                                                                                    --------------
                                                                                                                         7,458,712
                                                                                                                    --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.9%
       ARAMARK Corp.,
          Synthetic L/C, 2.140%, 1/26/14                                  United States         385,429                    360,195
          Term Loan B, 2.121% - 2.158%, 1/26/14                           United States       5,874,197                  5,489,602
   (g) Duratek Inc. (EnergySolutions), Term Loan B, 4.05%, 6/07/13        United States       1,111,391                  1,091,941
       EnergySolutions LLC,
          Synthetic L/C, 4.00%, 6/07/13                                   United States         165,084                    163,433
          Synthetic L/C (Add-On), 4.00%, 6/07/13                          United States          44,385                     43,941
      (g) Term Loan B, 4.05%, 6/07/13                                     United States       2,316,482                  2,275,944
   (h) EnviroSolutions Inc., Initial Term Loan, PIK, 11.00%, 7/07/12      United States       1,615,400                  1,211,550
       JohnsonDiversey Inc.,
          Delay Draw, 2.483%, 12/16/10                                    United States         227,562                    223,011
          Term Loan B, 2.483%, 12/16/11                                   United States       1,014,990                    994,690
                                                                                                                    --------------
                                                                                                                        11,854,307
                                                                                                                    --------------
       CONSUMER DURABLES & APPAREL 0.4%
       Jarden Corp.,
          Term Loan B1, 2.033%, 1/24/12                                   United States         697,844                    680,223
          Term Loan B2, 2.033%, 1/24/12                                   United States       1,080,039                  1,051,237
          Term Loan B4, 3.533%, 1/26/15                                   United States       2,024,172                  2,017,290
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.322%,
       10/04/11                                                           United States       1,650,997                  1,642,742
                                                                                                                    --------------
                                                                                                                         5,391,492
                                                                                                                    --------------
       CONSUMER SERVICES 0.9%
       Education Management LLC, Term Loan C, 2.063%, 6/01/13             United States       5,067,437                  4,833,772
(f, h) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, PIK,
       9.00%, 9/30/10                                                     United States      12,942,153                  3,575,270
       Penn National Gaming Inc., Term Loan B, 2.00% - 2.21%,
       10/03/12                                                           United States       3,826,792                  3,717,969
                                                                                                                    --------------
                                                                                                                        12,127,011
                                                                                                                    --------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)(CONTINUED)

       DIVERSIFIED FINANCIALS 0.1%
       TD Ameritrade Holding Corp., Term Loan B, 1.74%, 12/31/12          United States       2,011,610             $    1,977,652
                                                                                                                    --------------
       ENERGY 0.2%
   (g) ATP Oil and Gas Corp.,
          Tranche B-1, 8.50%, 7/15/14                                     United States       2,505,837                  2,306,936
          Tranche B-2, 9.00%, 1/15/11                                     United States         547,189                    503,756
                                                                                                                    --------------
                                                                                                                         2,810,692
                                                                                                                    --------------
       FOOD & STAPLES RETAILING 0.3%
   (g) SUPERVALU Inc., Term Loan B, 1.496%, 6/02/12                       United States       3,987,967                  3,825,956
                                                                                                                    --------------
       FOOD, BEVERAGE & TOBACCO 0.5%
       Constellation Brands Inc., Term Loan B, 1.75% - 1.813%, 6/05/13    United States         795,540                    780,250
       Dean Foods Co., Term Loan B, 1.625% - 1.665%, 4/02/14              United States       2,654,350                  2,500,897
   (g) Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14                  United States       4,050,018                  4,120,387
                                                                                                                    --------------
                                                                                                                         7,401,534
                                                                                                                    --------------
       HEALTH CARE EQUIPMENT & SERVICES 1.8%
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 2.496%, 7/25/14                         United States         384,697                    362,289
          Term Loan, 2.496% - 2.622%, 7/25/14                             United States       7,539,491                  7,100,316
       DaVita Inc., Term Loan B-1, 1.75% - 2.10%, 10/05/12                United States       1,624,769                  1,573,233
       DJO Finance LLC, Term Loan B, 3.246% - 3.283%, 5/20/14             United States       4,077,886                  3,940,258
       Fresenius Medical Care Holdings Inc., Term Loan B, 1.658% -
          1.885%, 3/31/13                                                    Germany          1,354,185                  1,309,046
       HCA Inc,
          Term Loan A-1, 1.783%, 11 /19/12                                United States       1,508,562                  1,414,842
          Term Loan B-1, 2.533%, 11 /18/13                                United States       5,314,685                  5,023,376
   (g) LifePoint Hospitals Inc., Term Loan B, 2.015%, 4/15/12             United States       3,328,974                  3,247,830
                                                                                                                    --------------
                                                                                                                        23,971,190
                                                                                                                    --------------
       INSURANCE 0.3%
   (g) Conseco Inc., Term Loan, 6.50%, 10/10/13                           United States       5,428,078                  4,288,182
                                                                                                                    --------------
       MATERIALS 1.8%
       Celanese U.S. Holdings LLC, Dollar Term Loan, 2.345%, 4/02/14      United States       5,663,926                  5,380,021
       Georgia-Pacific LLC,
          Additional Term Loan, 2.283% - 2.464%, 12/20/12                 United States         764,965                    738,192
          Term Loan B, 2.283% - 2.464%, 12/20/12                          United States       2,572,420                  2,482,385
          Term Loan C, 3.533% - 3.714%, 12/23/14                          United States       1,837,966                  1,834,138
   (g) Hexion Specialty Chemicals BV, Term Loan C-2, 2.563%, 5/03/13       Netherlands          980,412                    821,445
   (g) Hexion Specialty Chemicals Inc., Term Loan C-1, 2.875%, 5/03/13     Netherlands        4,518,866                  3,786,164
       Nalco Co.,
          Term Loan, 6.50%, 5/13/16                                       United States         793,805                    810,177
          Term Loan B, 2.00%, 11/04/10                                    United States         405,869                    406,594
       Novelis Corp., U.S. Term Loan, 2.25% - 2.29%, 7/07/14              United States       2,393,901                  2,201,534
   (g) Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14       United States       5,117,130                  5,180,454
                                                                                                                    --------------
                                                                                                                        23,641,104
                                                                                                                    --------------
       MEDIA 2.1%
       Cinemark USA Inc., Term Loan, 2.00% - 2.21%, 10/05/13              United States       1,543,452                  1,491,040
   (g) CSC Holdings Inc.(Cablevision), Incremental Term Loan B-2,
       2.049%-2.194%, 3/29/16                                             United States       4,869,418                  4,792,724
       DIRECTV Holdings LLC, Term Loan B, 1.746%, 4/13/13                 United States       1,579,309                  1,554,772
       Discovery Communications Inc., Term Loan B, 2.283%, 5/14/14        United States         980,098                    955,595
   (g) Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%,4/08/12              United States       7,193,569                  4,103,931
       R.H. Donnelley Inc.,
          Term Loan D-1, 3.75%, 6/30/11                                   United States         548,692                    470,503
          (g) Term Loan D-2, 4.00%, 6/30/11                               United States       2,784,491                  2,383,023
       Regal Cinemas Corp., Term Loan, 4.033%, 10/27/13                   United States       1,365,533                  1,362,867
(f, g) Tribune Co., Incremental Term Loan, 5.25%, 5/14/14                 United States      10,218,372                  4,943,137
       UPC Financing Partnership,
         Term Loan N, 2.011%, 12/31/14                                     Netherlands        2,875,426                  2,702,901

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)(CONTINUED)

         (g) Term Loan T, 3.761%, 12/31/16                                 Netherlands        2,892,130             $    2,793,798
                                                                                                                    --------------
                                                                                                                        27,554,291
                                                                                                                    --------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.5%
       Mylan Inc., Term Loan B, 3.50% - 3.563%, 10/02/14                  United States       6,461,245                  6,306,304
                                                                                                                    --------------
       SOFTWARE & SERVICES 0.3%
       Affiliated Computer Services Inc., Additional Term Loan, 2.246%,
          3/20/13                                                         United States       1,354,712                  1,350,903
       Lender Processing Services Inc., Term Loan B, 2.746%, 7/02/14      United States         378,913                    377,255
       SunGard Data Systems Inc., Tranche A U.S. Term Loan, 2.004%,
          2/28/14                                                         United States       2,842,111                  2,678,689
                                                                                                                    --------------
                                                                                                                         4,406,847
                                                                                                                    --------------
       TELECOMMUNICATION SERVICES 0.7%
   (h) Hawaiian Telecom Communications Inc., Term Loan C, PIK,
       5.75%, 6/01/14                                                     United States       1,524,820                    953,012
       Intelsat Corp. (Panamsat),
          Incremental Term Loan B-2-A, 2.753%, 1/03/14                    United States          96,708                     92,220
          Incremental Term Loan B-2-B, 2.753%, 1/03/14                    United States          96,678                     92,192
          Incremental Term Loan B-2-C, 2.753%, 1/03/14                    United States          96,678                     92,192
   (g) Tranche B-2-A, 2.753%, 1/03/14                                     United States       1,810,007                  1,726,012
   (g) Tranche B-2-B, 2.753%, 1/03/14                                     United States       1,809,454                  1,725,485
   (g) Tranche B-2-C, 2.753%, 1/03/14                                     United States       1,809,454                  1,725,485
       NTELOS Inc., Term Loan B, 5.75%, 8/07/15                           United States       1,160,260                  1,168,478
       Windstream Corp., Tranche B-1, 1.75% - 2.02%, 7/17/13              United States       1,214,568                  1,185,830
                                                                                                                    --------------
                                                                                                                         8,760,906
                                                                                                                    --------------
       UTILITIES 0.4%
   (g) NRG Energy Inc.,
          Credit Link, 2.03%, 2/01/13                                     United States      2,086,481                   1,985,635
          Term Loan, 1.996% - 2.033%, 2/01/13                             United States      3,883,000                   3,695,323
                                                                                                                    --------------
                                                                                                                         5,680,958
                                                                                                                    --------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $160,092,595)                                                        162,504,832
                                                                                                                    --------------
       CORPORATE BONDS 43.6%
       AUTOMOBILES & COMPONENTS 0.6%
       Ford Motor Credit Co. LLC, senior note,
         9.75%, 9/15/10                                                   United States       2,000,000                  2,044,234
         9.875%, 8/10/11                                                  United States       3,500,000                  3,587,500
   (c) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17             United States       2,900,000                  2,566,500
                                                                                                                    --------------
                                                                                                                         8,198,234
                                                                                                                    --------------
       BANKS 1.7%
       BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77            United States       3,300,000                  2,714,160
       BB&T Corp., senior note, 6.85%, 4/30/19                            United States       1,000,000                  1,120,596
(c, i) BNP Paribas, 144A, 7.195%, Perpetual                                  France           3,500,000                  3,080,000
       HSBC Holdings PLC, sub. note, 6.50%, 9/15/37                      United Kingdom       3,500,000                  3,880,559
       Svensk Exportkredit AB, senior note, 7.625%, 6/30/14                  Sweden           1,335,000 NZD              1,014,059
       UBS AG Stamford, senior note, 5.875%, 12/20/17                     United States       3,500,000                  3,588,659
       Wells Fargo & Co., senior note, 5.625%, 12/11/17                   United States       1,500,000                  1,578,171
       (i) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual               United States       2,900,000                  2,566,500
       (i) Wells Fargo Capital XV, pfd., 9.75%, Perpetual                 United States       2,300,000                  2,403,500
                                                                                                                    --------------
                                                                                                                        21,946,204
                                                                                                                    --------------
       CAPITAL GOODS 1.2%
   (c) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15     United States       3,200,000                  3,152,000
       Case New Holland Inc., senior note,
         7.125%, 3/01/14                                                  United States       3,200,000                  3,152,000
         (c) 144A, 7.75%, 9/01/13                                         United States         500,000                    500,000
       L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15                                                  United States       2,000,000                  2,000,000
         6.375%, 10/15/15                                                 United States       1,000,000                  1,015,000
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14            United States       3,700,000                  3,607,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)(CONTINUED)

       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14            United States       3,400,000             $    3,298,000
                                                                                                                    --------------
                                                                                                                        16,724,500
                                                                                                                    --------------
       COMMERCIAL & PROFESSIONAL SERVICES 0.8%
   (c) Acco Brands Corp., senior secured note, 144A, 10.625%, 3/15/15     United States       1,100,000                  1,155,000
       ARAMARK Corp., senior note, 8.50%, 2/01/15                         United States       3,400,000                  3,446,750
   (c) Casella Waste Systems Inc., senior secured note, 144A, 11.00%,
       7/15/14                                                            United States       1,400,000                  1,492,750
   (c) Clean Harbors Inc., senior secured note, 144A, 7.625%, 8/15/16     United States         800,000                    823,000
       Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18               United States       1,000,000                  1,045,000
       JohnsonDiversey Holdings Inc., senior disc, note, 10.67%,
       5/15/13                                                            United States       1,300,000                  1,254,500
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12         United States       1,900,000                  1,938,000
                                                                                                                    --------------
                                                                                                                        11,155,000
                                                                                                                    --------------
       CONSUMER DURABLES & APPAREL 0.7%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17                     United States       3,400,000                  3,323,500
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12               United States       3,400,000                  3,421,250
       KB Home, senior note,
         6.25%, 6/15/15                                                   United States       2,000,000                  1,920,000
         7.25%, 6/15/18                                                   United States         500,000                    490,000
                                                                                                                    --------------
                                                                                                                         9,154,750
                                                                                                                    --------------
       CONSUMER SERVICES 2.0%
(c, f) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15                     United States       2,500,000                     81,250
   (c) Harrah's Operating Co. Inc., senior secured note, 144A, 11.25%,
       6/01/17                                                            United States         800,000                    812,000
   (c) Harrah's Operating Escrow, senior secured note, 144A, 11.25%,
       6/01/17                                                            United States       4,000,000                  4,130,000
       Host Hotels & Resorts LP, senior note,
          K, 7.125%, 11/01/13                                             United States       2,300,000                  2,282,750
          M, 7.00%, 8/15/12                                               United States       1,100,000                  1,115,125
          S, 6.875%, 11/01/14                                             United States         200,000                    196,500
       MGM MIRAGE, senior note, 6.625%, 7/15/15                           United States       5,000,000                  3,887,500
   (c) New York City IDA, 144A, 11.00%, 3/01/29                           United States         600,000                    639,672
       Pinnacle Entertainment Inc.,
          (c) senior note, 144A, 8.625%, 8/01/17                          United States       2,400,000                  2,424,000
          senior sub. note, 8.25%, 3/15/12                                United States         129,000                    129,645
          senior sub. note, 7.50%, 6/15/15                                United States         900,000                    801,000
       Royal Caribbean Cruises Ltd.,
          senior deb., 7.25%, 3/15/18                                     United States       3,500,000                  3,062,500
          senior note, 11.875%, 7/15/15                                   United States         300,000                    339,000
       Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
       5/15/18                                                            United States       3,500,000                  3,320,625
   (f) Station Casinos Inc.,
          senior note, 6.00%, 4/01/12                                     United States         700,000                    210,000
          senior note, 7.75%, 8/15/16                                     United States         700,000                    213,500
          senior sub. note, 6.50%, 2/01/14                                United States         300,000                     12,000
          senior sub. note, 6.875%, 3/01/16                               United States       1,000,000                     40,000
       Yum! Brands Inc., senior note, 5.30%, 9/15/19                      United States       2,400,000                  2,415,434
                                                                                                                    --------------
                                                                                                                        26,112,501
                                                                                                                    --------------
       DIVERSIFIED FINANCIALS 4.9%
       American Express Co., senior note, 7.00%, 3/19/18                  United States       3,000,000                  3,305,559
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13      United States       1,200,000                  1,332,374
       Bank of America Corp.,
          (i) pfd., sub. bond, M, 8.125%, Perpetual                       United States       5,000,000                  4,451,450
          senior note, 5.65%, 5/01/18                                     United States       1,500,000                  1,483,569
       Capital One Capital V, pfd., 10.25%, 8/15/39                       United States       1,700,000                  1,883,238
       Capital One Financial Corp., senior note, 7.375%, 5/23/14          United States       3,100,000                  3,464,439
       Citigroup Inc.,
          senior note, 6.125%, 11/21/17                                   United States       1,800,000                  1,789,958
          senior note, 8.125%, 7/15/39                                    United States       2,000,000                  2,254,343
          sub. note, 5.00%, 9/15/14                                       United States       4,500,000                  4,288,576
       The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14       South Korea        2,770,000                  3,176,486
       General Electric Capital Corp., senior note, A, 8.50%, 4/06/18     United States      64,000,000 MXN              4,008,378
   (c) GMAC LLC, senior note, 144A,
          7.25%, 3/02/11                                                  United States       1,583,000                  1,539,468

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          6.875%, 9/15/11                                                 United States       1,400,000                  1,337,000
          6.875%, 8/28/12                                                 United States       1,139,000             $    1,059,270
       The Goldman Sachs Group Inc.,
          senior note, 6.00%, 5/01/14                                     United States         300,000                    326,720
          sub. note, 6.75%, 10/01/37                                      United States       4,500,000                  4,658,953
       Jefferies Group Inc., senior bond, 8.50%, 7/15/19                  United States       4,000,000                  4,240,540
       JPMorgan Chase & Co.,
          6.00%, 1/15/18                                                  United States       1,500,000                  1,612,628
          junior sub. note, 1, 7.90%, Perpetual                           United States       1,800,000                  1,733,575
       JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37             United States       5,000,000                  4,514,645
      Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14          United States       5,500,000                    962,500
       Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17              United States       3,500,000                  3,600,587
       Morgan Stanley, senior note,
          6.00%, 4/28/15                                                  United States       4,500,000                  4,771,957
          7.30%, 5/13/19                                                  United States         600,000                    661,321
       Raymond James Financial Inc., senior note, 8.60%, 8/15/19          United States       3,400,000                  3,761,879
                                                                                                                    --------------
                                                                                                                        66,219,413
                                                                                                                    --------------
       ENERGY 5.9%
       Anadarko Petroleum Corp., senior note, 6.95%, 6/15/19              United States       2,300,000                  2,568,833
   (c) Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16                  United States         600,000                    621,000
       Berry Petroleum Co., senior note, 10.25%, 6/01/14                  United States       2,200,000                  2,359,500
       Bill Barrett Corp., senior note, 9.875%, 7/17/16                   United States         600,000                    634,500
       Canadian Natural Resources Ltd., 5.90%, 2/01/18                       Canada           3,500,000                  3,739,039
       Chesapeake Energy Corp., senior note,
          7.625%, 7/15/13                                                 United States         700,000                    699,125
          6.625%, 1/15/16                                                 United States         100,000                     95,000
          6.25%, 1/15/18                                                  United States       3,300,000                  2,970,000
          7.25%, 12/15/18                                                 United States         300,000                    285,000
       Compagnie Generale de Geophysique-Veritas, senior note,
         7.50%, 5/15/15                                                      France           2,300,000                  2,300,000
         7.75%, 5/15/17                                                      France             900,000                    897,750
         (c) 144A, 9.50%, 5/15/16                                            France             100,000                    106,875
       Concho Resources Inc., senior note, 8.625%, 10/01/17               United States       1,200,000                  1,236,000
       Copano Energy LLC, senior note,
          8.125%, 3/01/16                                                 United States       3,200,000                  3,136,000
          7.75%, 6/01/18                                                  United States         200,000                    191,000
       El Paso Corp., senior note,
          12.00%, 12/12/13                                                United States       3,100,000                  3,549,500
          7.00%, 6/15/17                                                  United States         600,000                    591,250
   (g) Enterprise Products Operating LP, note, 5.25%, 1/31/20             United States       1,300,000                  1,301,639
   (e) Enterprise Products Operating LLP, junior sub. note, FRN,
       7.034%, 1/15/68                                                    United States       3,400,000                  2,979,468
       Mariner Energy Inc., senior note,
          7.50%, 4/15/13                                                  United States       2,900,000                  2,813,000
          11.75%, 6/30/16                                                 United States         500,000                    539,375
       MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14         United States       3,200,000                  3,024,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13              United States       3,400,000                  3,451,000
   (c) Petrohawk Energy Corp., senior note, 144A, 10.50%, 8/01/14         United States       3,300,000                  3,564,000
   (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14           Switzerland        2,700,000                  2,504,250
       Plains All Amer Pipeline LP, senior note, 5.75%, 1/15/20           United States       4,000,000                  4,038,712
       Plains Exploration & Production Co., senior note,
          10.00%, 3/01/16                                                 United States         500,000                    541,250
          7.625%, 6/01/18                                                 United States       3,200,000                  3,152,000
       Quicksilver Resources Inc., senior note,
          8.25%, 8/01/15                                                  United States       3,200,000                  3,136,000
          11.75%, 1/01/16                                                 United States         100,000                    110,750
          9.125%, 8/15/19                                                 United States         300,000                    299,625
   (c) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18           United States       3,400,000                  3,289,500
       Smith International Inc., senior note, 9.75%, 3/15/19              United States       3,500,000                  4,325,482
       Tesoro Corp., senior note, 6.50%, 6/01/17                          United States       3,800,000                  3,458,000
       Weatherford International Ltd., senior note,
          6.00%, 3/15/18                                                  United States       3,000,000                  3,113,454
          9.625%, 3/01/19                                                 United States         600,000                    752,328
       The Williams Cos. Inc., senior note,
          7.625%, 7/15/19                                                 United States       1,000,000                  1,082,042

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          7.875%, 9/01/21                                                 United States       1,600,000                  1,734,597
   (c) Woodside Finance Ltd., 144A, 8.75%, 3/01/19                          Australia         3,400,000             $    4,015,934
                                                                                                                    --------------
                                                                                                                        79,206,778
                                                                                                                    --------------
       FOOD & STAPLES RETAILING 0.9%
   (c) Duane Reade Inc., senior secured note, 144A, 11.75%, 8/01/15       United States       1,400,000                  1,477,000
       The Kroger Co.,
          6.15%, 1/15/20                                                  United States       2,000,000                  2,216,000
          senior note, 7.50%, 1/15/14                                     United States       1,600,000                  1,846,256
   (c) Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16          United States       2,300,000                  2,495,500
       SUPERVALU Inc., senior note, 8.00%, 5/01/16                        United States       3,400,000                  3,536,000
                                                                                                                    --------------
                                                                                                                        11,570,756
                                                                                                                    --------------
       FOOD, BEVERAGE & TOBACCO 1.8%
   (c) Alliance One International Inc., senior note, 144A, 10.00%,
       7/15/16                                                            United States         500,000                    518,750
       Altria Group Inc.,
          senior bond, 9.25%, 8/06/19                                     United States       1,000,000                  1,224,032
          senior note, 9.70%, 11/10/18                                    United States       2,900,000                  3,607,707
   (c) Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19         United States       4,300,000                  5,096,721
   (c) Cargill Inc.,
          144A, 5.20%, 1/22/13                                            United States         500,000                    524,853
          144A, 6.00%, 11/27/17                                           United States       2,000,000                  2,169,192
          senior note, 144A, 7.35%, 3/06/19                               United States       1,000,000                  1,159,675
   (c) Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14             United States       3,200,000                  3,768,000
   (C) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                   United States       3,100,000                  3,348,000
       Tyson Foods Inc., senior note, 10.50%, 3/01/14                     United States       2,400,000                  2,730,000
                                                                                                                    --------------
                                                                                                                        24,146,930
                                                                                                                    --------------
       HEALTH CARE EQUIPMENT & SERVICES 3.0%
   (c) CareFusion Corp., senior note, 144A, 6.375%, 8/01/19               United States       4,000,000                  4,346,232
       Coventry Health Care Inc., senior note,
          6.30%, 8/15/14                                                  United States       1,500,000                  1,474,994
          5.95%, 3/15/17                                                  United States       1,300,000                  1,167,709
       DaVita Inc., senior sub. note, 7.25%, 3/15/15                      United States       3,400,000                  3,383,000
       FMC Finance III SA, senior note, 6.875%, 7/15/17                      Germany          2,500,000                  2,437,500
       Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11              Germany          1,000,000                  1,022,500
   (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15            Germany          2,400,000                  2,628,000
       HCA Inc,
          senior note, 6.50%, 2/15/16                                     United States         800,000                    714,000
          senior secured note, 9.125%, 11/15/14                           United States       4,000,000                  4,140,000
   (h)    senior secured note, PIK, 9.625%, 11/15/16                      United States       1,051,000                  1,095,668
       Medco Health Solutions Inc., 7.125%, 3/15/18                       United States       3,500,000                  3,972,251
   (c) Tenet Healthcare Corp.,
          senior note, 144A, 9.00%, 5/01/15                               United States       1,150,000                  1,207,500
          senior note, 144A, 10.00%, 5/01/18                              United States       1,500,000                  1,661,250
          senior secured note, 144A, 8.875%, 7/01/19                      United States         900,000                    958,500
   (h) United Surgical Partners International Inc., senior sub. note,
       PIK, 9.25%, 5/01/17                                                United States       3,000,000                  2,865,000
(e, h) US Oncology Holdings Inc., senior note, PIK, FRN, 6.428%,
       3/15/12                                                            United States       3,369,159                  2,948,014
   (c) US Oncology Inc., senior secured note, 144A, 9.125%, 8/15/17       United States         200,000                    211,500
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
       10/01/14                                                           United States       3,400,000                  3,485,000
                                                                                                                    --------------
                                                                                                                        39,718,618
                                                                                                                    --------------
       INSURANCE 1.4%
       Aflac Inc., senior note, 8.50%, 5/15/19                            United States       4,000,000                  4,766,988
       American International Group Inc., senior note, 5.60%,
       10/18/16                                                           United States       4,000,000                  2,970,000
       Lincoln National Corp., senior note, 8.75%, 7/01/19                United States       4,000,000                  4,634,096
(c, e) MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68   United States         800,000                    834,143
       MetLife Inc.,
          7.717%, 2/15/19                                                 United States       1,000,000                  1,179,302
          (e) juniorsub. note, FRN, 6.40%, 12/15/66                       United States       2,000,000                  1,688,989
          senior note, A, 6.817%, 8/15/18                                 United States       1,000,000                  1,114,881
       Willis North America Inc., senior note, 7.00%, 9/29/19             United States       1,500,000                  1,545,089
                                                                                                                    --------------
                                                                                                                        18,733,488
                                                                                                                    --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       MATERIALS 3.6%
   (c) Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14    United Kingdom       3,000,000             $    3,498,276
       ArcelorMittal, senior note, 9.85%, 6/01/19                          Luxembourg         4,100,000                  4,849,623
       Ball Corp., senior note,
          7.125%, 9/01/16                                                 United States         500,000                    512,500
          7.375%, 9/01/19                                                 United States         500,000                    510,000
   (c) Clearwater Paper Corp., senior note, 144A, 10.625%, 6/15/16        United States       2,600,000                  2,824,250
       Crown Americas Inc., senior note, 7.75%, 11/15/15                  United States       3,100,000                  3,169,750
   (c) Crown Americas LLC and Crown Americas Capital Corp. II, senior
       note, 144A, 7.625%, 5/15/17                                        United States         100,000                    101,500
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
       4/01/17                                                            United States       3,000,000                  3,195,699
       Huntsman International LLC,
   (c) senior note, 144A, 5.50%, 6/30/16                                  United States         200,000                    171,000
          senior sub. note, 7.875%, 11/15/14                              United States       3,400,000                  3,179,000
   (c) lneos Group Holdings PLC, senior secured note, 144A, 8.50%,
       2/15/16                                                           United Kingdom       2,800,000                  1,344,000
   (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17             United States       3,100,000                  2,867,500
       Nalco Co.,
   (c) senior note, 144A, 8.25%, 5/15/17                                  United States         300,000                    316,500
          senior sub. note, 8.875%, 11/15/13                              United States       3,100,000                  3,200,750
       NewPage Corp., senior secured note,
          10.00%, 5/01/12                                                 United States       2,400,000                  1,596,000
          (c) 144A, 11.375%, 12/31/14                                     United States       1,400,000                  1,382,500
   (c) Novelis Inc., senior note, 144A, 11.50%, 2/15/15                      Canada           1,000,000                  1,015,000
       Owens-Brockway Glass Container Inc., senior note,
          6.75%, 12/01/14                                                 United States       2,800,000                  2,786,000
          7.375%, 5/15/16                                                 United States         500,000                    510,000
       Solo Cup Co.,
   (c) senior secured note, 144A, 10.50%, 11/01/13                        United States         500,000                    535,000
          senior sub. note, 8.50%, 2/15/14                                United States       2,300,000                  2,208,000
       Teck Resources Ltd., senior secured note, 10.75%, 5/15/19             Canada           2,500,000                  2,918,750
       Weyerhaeuser Co., senior note, 7.375%, 10/01/19                    United States       2,200,000                  2,198,434
   (c) Xstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16                United Kingdom       3,400,000                  3,349,272
                                                                                                                    --------------
                                                                                                                        48,239,304
                                                                                                                    --------------
       MEDIA 4.4%
   (c) British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
       2/15/18                                                           United Kingdom       3,500,000                  3,777,578
   (c) Cablevision Systems Corp., senior note, 144A, 8.625%, 9/15/17      United States         500,000                    518,750
(f, J) CanWest Media Inc., senior sub. note, 8.00%, 9/15/12                  Canada           2,700,000                  2,133,000
(f, J) CCH I LLC, senior secured note, 11.00%, 10/01/15                   United States       1,400,000                    266,000
(f, J) CCH II LLC, senior note, 10.25%, 9/15/10                           United States       3,700,000                  4,181,000
(f, J) CCO Holdings LLC, senior note, 8.75%, 11/15/13                     United States       1,000,000                  1,020,000
       Comcast Corp., senior note, 6.30%, 11/15/17                        United States       3,600,000                  3,951,454
       CSC Holdings Inc.,
          senior deb., 7.625%, 7/15/18                                    United States       2,100,000                  2,142,000
          senior note, 6.75%, 4/15/12                                     United States         300,000                    310,500
          (c) senior note, 144A, 8.50%, 4/15/14                           United States       1,000,000                  1,055,000
(f, J) Dex Media Inc.,
         senior disc, note, 9.00%, 11/15/13                               United States         600,000                    105,000
         senior note, B, 8.00%, 11/15/13                                  United States       1,600,000                    280,000
(f, J) Dex Media West Finance, senior sub. note, 9.875%, 8/15/13          United States       2,200,000                    401,500
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16                 United States       2,700,000                  2,902,500
       EchoStar DBS Corp., senior note,
          6.375%, 10/01/11                                                United States       2,900,000                  2,965,250
          7.125%, 2/01/16                                                 United States       1,500,000                  1,496,250
   (f) idearc Inc., senior note, 8.00%, 11/15/16                          United States       2,400,000                    120,000
       Lamar Media Corp.,
          senior note, 9.75%, 4/01/14                                     United States         300,000                    326,250
          senior sub. note, 7.25%, 1/01/13                                United States       2,800,000                  2,768,500
          senior sub. note, B, 6.625%, 8/15/15                            United States         400,000                    368,000
       Liberty Media Corp., senior note, 5.70%, 5/15/13                   United States       3,400,000                  3,238,500
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13             United States       3,300,000                  3,003,000
       Quebecor Media Inc., senior note, 7.75%, 3/15/16                      Canada           3,400,000                  3,383,000
       Radio One Inc., senior sub. note, 6.375%, 2/15/13                  United States       2,800,000                    987,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       Reed Elsevier PLC, senior note, 8.625%, 1/15/19                   United Kingdom       3,400,000             $    4,195,719
       Time Warner Inc., 7.625%, 4/15/31                                  United States       3,200,000                  3,597,142
   (c) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18                  Netherlands          800,000                    844,000
       Viacom Inc., senior note, 6.875%, 4/30/36                          United States       4,000,000                  4,236,179
   (c) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
       6/15/16                                                            United States       3,400,000                  3,604,000
                                                                                                                    --------------
                                                                                                                        58,177,072
                                                                                                                    --------------
       REAL ESTATE 2.0%
(c, g) Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14                  Australia         4,000,000                  4,001,170
       Duke Realty LP, senior note, 8.25%, 8/15/19                        United States       4,000,000                  4,183,524
       ERP Operating LP, 5.75%, 6/15/17                                   United States       1,100,000                  1,098,826
(c, g) FelCor Lodging Trust Inc., senior secured note, 144A, 10.00%,
       10/01/14                                                           United States       3,100,000                  3,014,750
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15         United States       2,800,000                  2,282,000
       Kimco Realty Corp., senior note, 6.875%, 10/01/19                  United States       3,200,000                  3,278,717
       Simon Property Group LP, senior note, 10.35%, 4/01/19              United States       4,200,000                  5,243,421
       (c) WEA Finance/WT Finance Australia, senior note, 144A, 6.75%,
       9/02/19                                                            United States       4,000,000                  4,054,412
                                                                                                                    --------------
                                                                                                                        27,156,820
                                                                                                                    --------------
       RETAILING 0.6%
       Dollar General Corp., senior note, 10.625%, 7/15/15                United States       3,000,000                  3,330,000
   (c) QVC Inc., senior secured note, 144A, 7.50%, 10/01/19               United States       1,400,000                  1,408,750
       Michaels Stores Inc., senior note, 10.00%, 11/01/14                United States       3,300,000                  3,267,000
                                                                                                                    --------------
                                                                                                                         8,005,750
                                                                                                                    --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14        United States       2,400,000                  1,848,000
                                                                                                                    --------------
       SOFTWARE & SERVICES 0.3%
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13                                    United States       2,100,000                  2,131,500
          senior sub. note, 10.25%, 8/15/15                               United States       1,900,000                  1,947,500
                                                                                                                    --------------
                                                                                                                         4,079,000
                                                                                                                    --------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
       Jabil Circuit Inc., senior note, 7.75%, 7/15/16                    United States       1,800,000                  1,836,000
       Sanmina-SCI Corp.,
          (c, e) senior note, 144A, FRN, 3.049%, 6/15/14                  United States         500,000                    452,500
          senior sub. note, 6.75%, 3/01/13                                United States       2,300,000                  2,196,500
                                                                                                                    --------------
                                                                                                                         4,485,000
                                                                                                                    --------------
       TELECOMMUNICATION SERVICES 3.1%
   (c) CC Holdings GS V LLC, senior secured note, 144A, 7.75%,
       5/01/17                                                            United States         500,000                    520,000
       Crown Castle International Corp., senior note, 9.00%, 1/15/15      United States       2,800,000                  2,947,000
   (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15                Jamaica          3,400,000                  3,179,000
       Inmarsat Finance PLC, senior note, 10.375%, 11/15/12              United Kingdom       3,400,000                  3,536,000
       Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16                   Bermuda          1,200,000                  1,290,000
       Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13     Bermuda          3,500,000                  3,561,250
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14               United States       3,400,000                  3,493,500
       Millicom International Cellular SA, senior note, 10.00%, 12/01/13   Luxembourg         3,400,000                  3,544,500
       Qwest Communications International Inc., senior note, 7.50%,
       2/15/14                                                            United States       2,700,000                  2,679,750
   (c) Qwest Corp., senior note, 144A, 8.375%, 5/01/16                    United States       1,600,000                  1,664,000
   (c) SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19     United States       1,400,000                  1,449,000
       Telecom Italia Capital SA, senior note,
          4.95%, 9/30/14                                                      Italy           3,500,000                  3,634,172
          6.999%, 6/04/18                                                     Italy             500,000                    553,599
       Verizon New York Inc., senior deb.,
          A, 6.875%, 4/01/12                                              United States       2,700,000                  2,938,680
          B, 7.375%, 4/01/32                                              United States         400,000                    439,956
   (c) Wind Acquisition Finance SA, senior note, 144A,
          10.75%, 12/01/15                                                    Italy           3,400,000                  3,757,000
          11.75%, 7/15/17                                                     Italy             400,000                    451,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(c, g) Windstream Corp., senior note, 144A, 7.875%, 11/01/17              United States       1,300,000             $    1,280,903
                                                                                                                    --------------
                                                                                                                        40,919,310
                                                                                                                    --------------
       TRANSPORTATION 0.3%
   (c) Ceva Group PLC,
          senior note, 144A, 10.00%, 9/01/14                             United Kingdom       3,100,000                  2,774,500
          (g) senior secured note, 144A, 11.625%, 10/01/16               United Kingdom         100,000                     97,127
   (c) Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14    United States       1,100,000                  1,122,000
                                                                                                                    --------------
                                                                                                                         3,993,627
                                                                                                                    --------------
       UTILITIES 4.0%
       The AES Corp., senior note, 8.00%,
          10/15/17                                                        United States       2,900,000                  2,932,625
          6/01/20                                                         United States         600,000                    598,500
       Ameren Corp., senior note, 8.875%, 5/15/14                         United States       3,400,000                  3,826,142
   (c) Cenovus Energy Inc., senior note, 144A, 6.75%, 11/15/39               Canada           4,000,000                  4,325,748
       CenterPoint Energy Inc., senior note,
          6.125%, 11/01/17                                                United States       1,800,000                  1,892,799
          6.50%, 5/01/18                                                  United States       1,000,000                  1,001,236
   (c) Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%,
       7/30/09                                                               Brazil           4,000,000                  4,340,000
       CMS Energy Corp., senior note, 8.75%, 6/15/19                      United States       1,800,000                  1,967,542
       Dominion Resources Inc., 6.40%, 6/15/18                            United States       2,900,000                  3,252,701
       Duke Energy Corp., senior note,
          6.30%, 2/01/14                                                  United States       3,500,000                  3,876,400
          5.05%, 9/15/19                                                  United States         500,000                    506,620
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                 United States       3,500,000                  3,290,000
       Edison Mission Energy, senior note, 7.00%, 5/15/17                 United States       2,800,000                  2,352,000
   (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17              Netherlands        3,400,000                  3,519,000
       Mirant North America LLC, senior note, 7.375%, 12/31/13            United States       3,400,000                  3,400,000
       NRG Energy Inc., senior note,
          7.25%, 2/01/14                                                  United States         700,000                    689,500
          7.375%, 2/01/16                                                 United States       3,500,000                  3,395,000
       Sempra Energy, senior note, 9.80%, 2/15/19                         United States       3,400,000                  4,362,802
       Texas Competitive Electric Holdings Co. LLC, senior note, A,
       10.25%, 11/01/15                                                   United States       5,500,000                  3,987,500
                                                                                                                    --------------
                                                                                                                        53,516,115
                                                                                                                    --------------
       TOTAL CORPORATE BONDS (COST $562,194,733)                                                                       583,307,170
                                                                                                                    --------------
       CONVERTIBLE BONDS (COST $1,778,885) 0.2%
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
       Mylan Inc., cvt., senior note, 1.25%, 3/15/12                      United States       2,000,000                  1,967,500
                                                                                                                    --------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-
       BACKED SECURITIES 6.7%
       BANKS 4.4%
   (e) Banc of America Commercial Mortgage Inc., 2005-6, A4, FRN,
       5.179%, 9/10/47                                                    United States       2,000,000                  1,949,441
   (e) Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN, 0.316%,
       4/24/14                                                            United States       1,000,000                    984,307
       Citigroup Commercial Mortgage Trust,
          (e) 2007-C6, AM, FRN, 5.70%, 6/10/17                            United States       1,200,000                    860,429
          2008-C7, A4, 6.095%, 12/10/49                                   United States       8,700,000                  7,855,895
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
          (e) 2005-CD1, A4, FRN, 5.399%, 7/15/44                          United States       2,700,000                  2,667,236
          2006-CD3, A5, 5.617%, 10/15/48                                  United States       9,800,000                  9,067,068
       Countrywide Asset-Backed Certificates,
          2004-7, AF4, 4.774%, 8/25/32                                    United States          20,918                     20,855
          2005-11, AF4, 5.21 %, 3/25/34                                   United States       1,275,000                    582,805
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
       1/10/38                                                            United States         934,225                    958,033
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36                                   United States       3,005,000                  3,044,789
          2005-GG5, A5, 5.224%, 4/10/37                                   United States       4,995,000                  4,708,898

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          (e) 2006-GG7, A4, FRN, 5.918%, 7/10/38                          United States       4,000,000             $    3,669,364
       GS Mortgage Securities Corp. II,
          2003-C1, A3, 4.608%, 1/10/40                                    United States       1,100,000                  1,095,657
          (e) 2006-GG6, A4, FRN, 5.553%, 4/10/38                          United States       4,000,000                  3,621,880
       LB-UBS Commercial Mortgage Trust,
          (e) 2002-C2, A4, FRN, 5.594%, 6/15/31                           United States       1,000,000                  1,043,949
          2005-C5, A4, 4.954%, 9/15/30                                    United States       3,500,000                  3,399,712
          2006-C1.A4, 5.156%, 2/15/31                                     United States       5,700,000                  5,375,400
   (e) Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.402%,
       6/15/38                                                            United States       4,000,000                  3,973,114
(c, e) Schiller Park CLO Ltd., 2007-1A, A2, 144A, FRN, 0.744%, 4/25/21    United States       4,400,000                  3,680,512
                                                                                                                    --------------
                                                                                                                        58,559,344
                                                                                                                    --------------
       DIVERSIFIED FINANCIALS 2.3%
   (e) Advanta Business Card Master Trust, 2007-A4, A4, FRN, 0.276%,
       4/22/13                                                            United States       2,413,072                  2,341,336
   (e) American Express Credit Account Master Trust, 2008-1, A, FRN,
       0.693%, 8/15/13                                                    United States       2,800,000                  2,794,690
   (e) Chase Issuance Trust,
          2007-A9, A9, FRN, 0.273%, 6/16/14                               United States       5,000,000                  4,916,657
          sub. note, 2006-A7, A, FRN, 0.253%, 2/15/13                     United States         800,000                    796,134
       JPMorgan Chase Commercial Mortgage Securities Corp.,
          (e) 2004-CB9, A4, FRN, 5.377%, 6/12/41                          United States       5,096,445                  5,024,787
          2004-LN2, A2, 5.115%, 7/15/41                                   United States         412,616                    396,030
          2005-LDP2, AM, 4.78%, 7/15/42                                   United States         775,000                    655,719
          (e) 2005-LDP5, A4, FRN, 5.179%, 12/15/44                        United States       3,400,000                  3,337,761
   (e) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN, 0.283%,
       11/15/12                                                           United States       1,000,000                    996,237
   (e) MBNA Master Credit Card Trust II, 1997-B, A, FRN, 0.403%,
       8/15/14                                                            United States      10,000,000                  9,789,685
       Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
       4/25/32                                                            United States         122,525                    111,354
                                                                                                                    --------------
                                                                                                                        31,160,390
                                                                                                                    --------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES (COST $91,288,625)                                                                                    89,719,734
                                                                                                                    --------------
       MORTGAGE-BACKED SECURITIES 7.1%
   (e) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0%(a)
       FHLMC, 4.057%, 1/01/33                                             United States         139,882                    141,161
                                                                                                                    --------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.9%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 - 6/01/19                      United States       2,161,485                  2,279,004
       FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19                      United States       2,603,344                  2,764,144
       FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19                       United States         709,185                    758,635
       FHLMC Gold 15 Year, 6.00%, 5/01/17                                 United States          25,826                     27,700
       FHLMC Gold 15 Year, 6.50%, 5/01/16                                 United States           9,778                     10,453
       FHLMC Gold 30 Year, 5.00%, 4/01/34 - 9/01/38                       United States       9,400,374                  9,736,242
       FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36                       United States       7,620,454                  8,005,510
       FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/38                       United States       7,743,448                  8,205,909
       FHLMC Gold 30 Year, 6.50%, 12/01/23 - 4/01/38                      United States       6,437,983                  6,875,147
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32                       United States         121,507                    134,722
       FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31                       United States           2,611                      2,934
                                                                                                                    --------------
                                                                                                                        38,800,400
                                                                                                                    --------------
       (e) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
       RATE 0.1%
       FNMA, 4.241%, 4/01/20                                              United States         119,968                    122,206
       FNMA, 4.246%, 12/01/34                                             United States         680,014                    702,960
                                                                                                                    --------------
                                                                                                                           825,166
                                                                                                                    --------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 3.7%
       FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20                             United States         548,961                    577,588
       FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18                            United States         621,657                    660,603
       FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21                            United States         488,267                    518,516
       FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16                             United States          17,380                     18,675
       FNMA 15 Year, 7.00%, 5/01/12                                       United States           1,435                      1,492

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       FNMA 30 Year, 4.50%, 4/01/39                                       United States       6,385,118             $    6,470,104
       FNMA 30 Year, 5.00%, 4/01/34 - 5/01/38                             United States      10,664,861                 11,040,607
       FNMA 30 Year, 5.50%, 8/01/33 - 5/01/36                             United States      11,375,830                 11,950,320
       FNMA 30 Year, 6.00%, 6/01/34 - 5/01/36                             United States      10,691,979                 11,334,632
       FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37                            United States       7,230,040                  7,748,612
       FNMA 30 Year, 7.50%, 9/01/31                                       United States           1,427                      1,600
                                                                                                                    --------------
                                                                                                                        50,322,749
                                                                                                                    --------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.4%
       GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34                       United States       1,535,590                  1,599,454
       GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36                       United States       1,997,051                  2,108,360
       GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32                       United States          15,181                     16,380
       GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32                       United States         108,614                    119,741
       GNMA I SF 30 Year, 7.50%, 9/15/30                                  United States           2,258                      2,533
       GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33                      United States         436,065                    454,469
       GNMA II SF 30 Year, 6.00%, 11/20/34                                United States         504,044                    537,330
       GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34                       United States         188,071                    201,725
       GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32                       United States          55,661                     62,199
                                                                                                                    --------------
                                                                                                                         5,102,191
                                                                                                                    --------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $90,752,749)                                                              95,191,667
                                                                                                                    --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 6.1%
       FHLMC,
          3.75%, 6/28/13                                                  United States       3,000,000                  3,187,047
          5.625%, 3/15/11                                                 United States       2,700,000                  2,892,664
          senior note, 4.75%, 3/05/12                                     United States         700,000                    758,615
       FNMA,
          1.375%, 4/28/11                                                 United States       5,500,000                  5,550,969
          4.125%, 4/15/14                                                 United States         700,000                    751,076
       U.S. Treasury Bond,
          4.50%, 2/15/16                                                  United States       5,600,000                  6,182,316
          4.50%, 5/15/17                                                  United States       1,000,000                  1,098,282
          7.125%, 2/15/23                                                 United States       1,980,000                  2,656,604
          7.875%, 2/15/21                                                 United States       2,600,000                  3,627,000
       U.S. Treasury Note,
          3.50%, 12/15/09                                                 United States       2,500,000                  2,517,873
          4.125%, 5/15/15                                                 United States       6,700,000                  7,258,512
          4.625%, 2/15/17                                                 United States         600,000                    664,547
          4.75%, 8/15/17                                                  United States       2,900,000                  3,233,274
          (k) Index Linked, 1.625%, 1/15/15                               United States       9,925,306                 10,120,715
          (k) Index Linked, 1.875%, 7/15/15                               United States       6,532,519                  6,757,074
          (k) Index Linked, 2.00%, 1/15/14                                United States       7,925,697                  8,220,438
          (k) Index Linked, 2.00%, 7/15/14                                United States       4,570,103                  4,754,333
          (k) Index Linked, 2.00%, 1/15/16                                United States       4,448,797                  4,621,188
          (k) Index Linked, 2.50%, 7/15/16                                United States       5,865,233                  6,290,462
                                                                                                                    --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $77,901,053)                                                   81,142,989
                                                                                                                    --------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 20.2%
       Corporacion Andina De Fomento, 8.125%, 6/04/19                     Supranational(l)    3,810,000                  4,482,274
   (c) Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                      United Arab Emirates   3,210,000                  3,598,715
       European Investment Bank, senior note, 1612/37, 6.50%, 9/10/14     Supranational(l)    4,555,000 NZD              3,392,611
(e, m) Government of Argentina, senior bond, FRN, 0.943%, 8/03/12           Argentina        36,637,000                 11,137,648
       Government of Hungary,
          3.50%, 7/18/16                                                     Hungary             60,000 EUR                 78,898
          4.375%, 7/04/17                                                    Hungary            225,000 EUR                308,573
          5.75%, 6/11/18                                                     Hungary            160,000 EUR                241,507
          senior note, 3.875%, 2/24/20                                       Hungary             95,000 EUR                118,300
       Government of Indonesia,
          FR19, 14.25%, 6/15/13                                             Indonesia    35,480,000,000 IDR              4,285,558
          FR20, 14.275%, 12/15/13                                           Indonesia    23,637,000,000 IDR              2,897,953
          FR26, 11.00%, 10/15/14                                            Indonesia     1,800,000,000 IDR                201,555
          FR34, 12.80%, 6/15/21                                             Indonesia    39,455,000,000 IDR              4,771,826
          FR42, 10.25%, 7/15/27                                             Indonesia    28,000,000,000 IDR              2,786,935
          FR44, 10.00%, 9/15/24                                             Indonesia    23,400,000,000 IDR              2,316,951

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       (c) senior bond, 144A, 6.625%, 2/17/37                               Indonesia           330,000             $      322,988
       (c) senior bond, 144A, 7.75%, 1/17/38                                Indonesia         4,000,000                  4,440,300
       (c) senior bond, 144A, 8.50%, 10/12/35                               Indonesia           360,000                    437,057
       (c) senior note, 144A, 11.625%, 3/04/19                              Indonesia           840,000                  1,185,600
   (n) Government of Iraq, Reg S, 5.80%, 1/15/28                              Iraq            1,190,000                    899,045
       Government of Israel, 2680, 7.00%, 4/29/11                            Israel           7,510,000 ILS              2,140,421
       Government of Malaysia,
          2.509%, 8/27/12                                                   Malaysia          3,600,000 MYR              1,029,315
          3.461%, 7/31/13                                                   Malaysia          6,400,000 MYR              1,860,745
          3.756%, 4/28/11                                                   Malaysia         40,605,000 MYR             11,988,002
          3.814%, 2/15/17                                                   Malaysia         11,400,000 MYR              3,264,705
          3.833%, 9/28/11                                                   Malaysia         23,700,000 MYR              7,019,726
          3.869%, 4/13/10                                                   Malaysia          8,750,000 MYR              2,553,089
          4.24%, 2/07/18                                                    Malaysia          6,600,000 MYR              1,932,847
       Government of Mexico,
          M 10,8.00%, 12/17/15                                               Mexico             350,000(degree) MXN      2,645,723
          M 20, 10.00%, 12/05/24                                             Mexico           1,516,000(degree) MXN     12,984,483
   (g) Government of Norway, 6.00%, 5/16/11                                  Norway          72,850,000  NOK            13,262,533
       Government of Poland,
          4.75%, 4/25/12                                                     Poland          11,700,000 PLN              4,040,544
          5.75%, 4/25/14                                                     Poland           8,010,000 PLN              2,789,712
          5.75%, 9/23/22                                                     Poland          19,100,000 PLN              6,359,836
          6.25%, 10/24/15                                                    Poland           9,100,000 PLN              3,229,411
          senior note, 6.375%, 7/15/19                                       Poland           6,000,000                  6,714,348
       (c) Government of Qatar, senior note, 144A, 6.55%, 4/09/19             Qatar           3,270,000                  3,656,187
       Government of Russia,
          (c) 144A, 7.50%, 3/31/30                                           Russia          21,804,240                 23,785,155
          (n) senior bond, Reg S, 7.50%, 3/31/30                             Russia           2,115,000                  2,307,148
       Government of South Africa,
          6.875%, 5/27/19                                                 South Africa        3,245,000                  3,642,513
          senior note, 5.875%, 5/30/22                                    South Africa        4,755,000                  4,921,425
       Government of Sri Lanka, A,
          8.50%, 1/15/13                                                    Sri Lanka        50,900,000 LKR                411,511
          11.00%, 8/01/15                                                   Sri Lanka       200,400,000 LKR              1,721,882
          11.25%, 7/15/14                                                   Sri Lanka       176,100,000 LKR              1,533,612
          13.50%, 2/01/13                                                   Sri Lanka        59,500,000 LKR                551,112
       Government of Sweden,
          5.25%, 3/15/11                                                     Sweden         153,900,000 SEK             23,478,655
          5.50%, 10/08/12                                                    Sweden          13,990,000 SEK              2,206,164
       Government of Venezuela,
          10.75%, 9/19/13                                                   Venezuela         2,710,000                  2,696,450
          (n) senior bond, Reg S, 5.375%, 8/07/10                           Venezuela         3,035,000                  2,965,954
       KfW Bankengruppe, senior note, 6.50%, 11/15/11                        Germany          3,588,000 NZD              2,667,057
       Korea Development Bank, senior note, 8.00%, 1/23/14                 South Korea        4,100,000                  4,691,097
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                        South Korea    7,639,610,000 KRW              6,429,183
          0475-1112,4.75%, 12/10/11                                        South Korea    9,591,350,000 KRW              8,213,861
          0525-1209, 5.25%, 9/10/12                                        South Korea    2,850,000,000 KRW              2,465,835
          0525-1303, 5.25%, 3/10/13                                        South Korea      346,570,000 KRW                299,560
          0550-1106, 5.50%, 6/10/11                                        South Korea    3,511,820,000 KRW              3,042,433
          0550-1709, 5.50%, 9/10/17                                        South Korea    2,403,910,000 KRW              2,064,061
          senior note, 7.125%, 4/16/19                                     South Korea        4,190,000                  4,933,281
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17          Australia         3,540,000 AUD              3,059,454
       Nota Do Tesouro Nacional,
          9.609%, 1/01/12                                                    Brazil               1,710 (p) BRL            936,487
          9.609%, 1/01/14                                                    Brazil               2,700 (p) BRL          1,413,987
          9.609%, 1/01/17                                                    Brazil              23,200 (p) BRL         11,478,923
          (q) Index Linked, 6.00%, 5/15/15                                   Brazil               4,340 (p) BRL          4,449,698
          (q) Index Linked, 6.00%, 5/15/45                                   Brazil               1,725 (P) BRL          1,728,438
       Province of Ontario, 6.25%, 6/16/15                                   Canada             997,000 NZD                721,778
       Queensland Treasury Corp.,
          11, 6.00%, 6/14/11                                                Australia           890,000 AUD                801,750
          13, 6.00%, 8/14/13                                                Australia           600,000 AUD                538,649
          17, 6.00%, 9/14/17                                                Australia         1,200,000 AUD              1,068,906

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

         (c) 144A, 7.125%, 9/18/17                                          Australia         5,640,000 NZD         $    4,239,891
                                                                                                                    --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $253,845,354)                                                                                             270,841,831
                                                                                                                    --------------
       MUNICIPAL BONDS 2.5%
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay
       Area, Refunding, Series F1, 5.00%, 4/01/39                         United States         315,000                    335,850
       California State GO,
          Refunding, 5.00%, 4/01/38                                       United States      12,000,000                 12,032,880
          Various Purpose, 6.00%, 4/01/38                                 United States       7,000,000                  7,684,530
          Various Purpose, Refunding, 5.25%, 3/01/38                      United States       2,335,000                  2,380,976
       Clovis USD, GO, Capital Appreciation, Election of 2004, Series A,
          FGIC Insured, zero cpn., 8/01/27                                United States       1,720,000                    699,799
          NATL Insured, zero cpn., 8/01/25                                United States       2,500,000                  1,153,300
          NATL Insured, zero cpn., 8/01/26                                United States       1,290,000                    559,305
          NATL Insured, zero cpn., 8/01/29                                United States       1,720,000                    613,369
       District of Columbia University Revenue, Georgetown University,
       Refunding, Series D, BHAC Insured, 5.50%, 4/01/36                  United States         805,000                    919,576
       Kentucky State Municipal Power Agency Power System Revenue,
       Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42      United States       1,250,000                  1,326,238
       Las Vegas Valley Water District GO, Refunding, Series A, NATL
       Insured, 5.00%, 6/01/26                                            United States         205,000                    213,692
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26                United States         285,000                    316,937
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26                                                         United States          95,000                    103,154
          7/01/27                                                         United States         100,000                    107,911
       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20                     United States         355,000                    405,091
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21          United States         335,000                    396,660
       Palomar Pomerado Health GO, Election of 2004, Series A, NATL
       Insured, 5.125%, 8/01/37                                           United States       1,085,000                  1,100,624
       Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%,
       8/01/32                                                            United States       1,250,000                  1,346,812
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27                                                         United States         370,000                    141,174
          8/01/30                                                         United States         370,000                    114,574
          8/01/32                                                         United States         460,000                    125,033
          8/01/33                                                         United States         245,000                     61,889
       Regional Transportation District Sales Tax Revenue, Fastracks
       Project, Series A, AMBAC Insured, 5.00%, 11/01/27                  United States         305,000                    330,059
       San Bernardino Community College District GO, Election of 2002,
          Series A,
          6.375%, 8/01/26                                                 United States         210,000                    254,054
          6.50%, 8/01/27                                                  United States         305,000                    372,362
          6.50%, 8/01/28                                                  United States         125,000                    152,290
       San Mateo County Community College District GO, Election of
          2001, Series C, NATL Insured, zero cpn.,
          9/01/30                                                         United States         895,000                    304,765
          3/01/31                                                         United States         245,000                     79,961
                                                                                                                    --------------
       TOTAL MUNICIPAL BONDS (COST $30,977,553)                                                                         33,632,865
                                                                                                                    --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,273,066,967)                                                                                      1,319,008,489
                                                                                                                    --------------
       SHORT TERM INVESTMENTS (COST $34,514,427) 2.6%

                                                                                              SHARES
                                                                                          -------------
       MONEY MARKET FUNDS 2.6%
   (r) Institutional Fiduciary Trust Money Market Portfolio, 0.00%        United States      34,514,427                 34,514,427
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,307,581,394) 101.2%                                                                1,353,522,916
       OTHER ASSETS, LESS LIABILITIES (1.2)%                                                                           (15,831,529)
                                                                                                                    --------------
       NET ASSETS 100.0%                                                                                            $1,337,691,387
                                                                                                                    ==============

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $185,727,277, representing 13.88% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f) Defaulted security or security for which income has been deemed uncollectible.

(g) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(h)  lncome may be received in additional securities and/or cash.

(i)  Perpetual security with no stated maturity date.

(j)  See Note 8 regarding other considerations.

(k)  Principal amount of security is adjusted for inflation.

(l) A supranational organization is an entity formed by two or more central governments through international treaties.

(m) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(n) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $6,172,147, representing 0.46% of net assets.

(o)  Principal amount is stated in 100 Mexican Peso Units.

(p)  Principal amount is stated in 1,000 Brazilian Real Units.

(q)  Redemption price at maturity is adjusted for inflation.

(r) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                               CONTRACT          SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY               COUNTERPARTY   TYPE      QUANTITY        AMOUNT*             DATE      APPRECIATION   DEPRECIATION
--------               ------------   ----   --------------   ----------         ----------   ------------   ------------
Vietnamese Dong            HSBC       Buy     9,689,431,018      786,825   AUD    10/07/09     $       --    $  (151,124)
Chinese Yuan               HSBC       Buy         3,198,979      691,178   AUD    10/13/09             --       (140,229)
Chinese Yuan               HSBC       Buy         3,285,166      697,590   AUD    10/19/09             --       (132,889)
Chinese Yuan               HSBC       Buy         4,344,052      628,025          10/23/09          8,650             --
Chinese Yuan               HSBC       Buy         7,365,718    1,059,186          10/26/09         20,422             --
Chinese Yuan               HSBC       Buy         4,405,928      628,969          10/27/09         16,830             --
Swiss Franc                UBSW       Buy         8,080,000    5,454,852   EUR    10/27/09             --       (184,493)
Swiss Franc                UBSW       Sell        8,080,000    5,467,587   EUR    10/27/09        203,125             --
New Zealand Dollar         CITI       Sell        1,568,941      964,332          11/30/09             --       (163,773)
New Zealand Dollar         UBSW       Sell          590,051      362,085          11/30/09             --        (62,176)
New Zealand Dollar         DBAB       Sell          586,497      360,901          11/30/09             --        (60,804)
Euro                       UBSW       Sell        3,920,000    5,459,776          12/01/09             --       (275,255)
Mexican Peso               CITI       Sell        3,870,000      285,662          12/01/09          1,415             --
New Zealand Dollar         DBAB       Sell        1,189,026      723,249          12/02/09             --       (131,573)
New Zealand Dollar         BZWS       Sell          978,196      604,525          12/02/09             --        (98,726)
New Zealand Dollar         FBCO       Sell          392,380      242,675          12/02/09             --        (39,417)
Euro                       CITI       Sell        3,868,000    5,417,637          12/16/09             --       (241,114)
Mexican Peso               DBAB       Sell       27,600,000    2,000,797          12/17/09             --        (21,418)
Mexican Peso               DBAB       Sell       36,540,000    2,698,073           1/04/10         28,077             --
Euro                       DBAB       Sell        2,187,000    2,971,040           1/12/10             --       (228,233)
United States Dollar       JPHQ       Buy         2,500,000    1,792,564   EUR     1/13/10             --       (122,261)
Euro                       BZWS       Sell        2,912,410    4,108,449           1/20/10             --       (151,895)
Mexican Peso               CITI       Sell        3,907,000      286,605           1/29/10          2,151             --
New Zealand Dollar         UBSW       Sell          394,863      257,016           1/29/10             --        (25,718)
Euro                       DBAB       Sell        3,556,000    5,033,020           2/04/10             --       (168,552)
Euro                       UBSW       Sell        2,151,000    3,051,387           2/11/10             --        (94,943)
Singapore Dollar           HSBC       Sell        7,535,000    5,000,000           2/17/10             --       (345,214)
Singapore Dollar           BZWS       Sell        7,527,500    5,000,000           2/17/10             --       (339,894)
Singapore Dollar           HSBC       Buy         7,535,000    5,298,502           2/17/10         46,712             --
Singapore Dollar           BZWS       Buy         7,527,500    5,293,228           2/17/10         46,666             --
Mexican Peso               CITI       Sell        5,244,070      387,722           3/22/10          8,770             --
Singapore Dollar           UBSW       Sell        2,278,000    1,499,819           3/23/10             --       (115,889)
Singapore Dollar           UBSW       Buy         2,278,000    1,601,406           3/23/10         14,302             --
Indian Rupee               DBAB       Buy        20,841,000      402,771           4/09/10         26,937             --
Indian Rupee               DBAB       Buy        44,691,000      863,094           4/12/10         58,089             --
Indian Rupee               JPHG       Buy        30,019,000      575,407           4/13/10         43,291             --
Indian Rupee               JPHG       Buy        29,466,000      575,395           4/15/10         31,785             --
Indian Rupee               DBAB       Buy        10,360,000      201,949           4/19/10         11,446             --
Indian Rupee               JPHG       Buy        14,719,000      288,495           4/19/10         14,687             --
Indian Rupee               DBAB       Buy        20,931,000      403,906           4/26/10         26,932             --
Chilean Peso               CITI       Buy       235,141,000      400,410           4/27/10         32,282             --
Chilean Peso               JPHQ       Buy       234,301,000      400,412           4/27/10         30,735             --
Indian Rupee               JPHG       Buy         2,986,000       57,700           4/27/10          3,756             --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Chilean Peso               CITI       Buy       377,668,000      640,658           4/28/10         54,308             --
Chilean Peso               UBSW       Buy        47,289,000       80,083           4/28/10          6,936             --
Indian Rupee               JPHG       Buy        14,815,000      288,510           4/28/10         16,377             --
Indian Rupee               JPHG       Buy        14,829,000      288,502           4/30/10         16,613             --
Indian Rupee               DBAB       Buy        28,359,000      577,824           6/01/10          3,839             --
Indian Rupee               HSBC       Buy           841,000       17,340           6/02/10             --            (92)
Indian Rupee               HSBC       Buy         4,160,000       86,667           6/03/10             --         (1,359)
Indian Rupee               HSBC       Buy        27,770,000      577,819           6/04/10             --         (8,406)
Indian Rupee               DBAB       Buy        13,885,000      288,910           6/07/10             --         (4,287)
Indian Rupee               DBAB       Buy         7,004,000      145,311           6/08/10             --         (1,753)
Indian Rupee               HSBC       Buy         5,576,000      115,565           6/08/10             --         (1,276)
Indian Rupee               DBAB       Buy         5,655,000      116,238           6/10/10             --           (353)
Indian Rupee               BZWS       Buy         8,457,000      174,371           6/11/10             --         (1,083)
Indian Rupee               HSBC       Buy         5,667,000      116,246           6/11/10             --           (127)
Indian Rupee               DBAB       Buy        14,156,000      290,618           6/16/10             --           (697)
Indian Rupee               DBAB       Buy        12,894,000      261,542           6/21/10          2,403             --
Euro                       UBSW       Sell        4,274,000    5,960,264           6/29/10             --       (289,810)
New Zealand Dollar         DBAB       Sell        9,750,548    6,000,000           7/06/10             --       (899,270)
New Zealand Dollar         DBAB       Buy         8,720,000    6,042,960           7/06/10        127,117             --
New Zealand Dollar         DBAB       Sell          979,356      630,215           7/30/10             --        (61,354)
New Zealand Dollar         DBAB       Sell          975,630      626,696           8/03/10             --        (62,010)
New Zealand Dollar         BZWS       Sell          381,918      245,192           8/03/10             --        (24,408)
New Zealand Dollar         DBAB       Sell          386,535      246,957           8/04/10             --        (25,878)
New Zealand Dollar         BZWS       Sell          352,796      226,495           8/04/10             --        (22,526)
New Zealand Dollar         HSBC       Sell       10,696,000    6,918,173           8/05/10             --       (630,962)
New Zealand Dollar         CITI       Sell          968,880      632,703           8/05/10             --        (51,123)
New Zealand Dollar         DBAB       Sell          526,935      343,456           8/05/10             --        (28,449)
Indonesian Rupiah          HSBC       Buy    41,320,000,000    4,000,000           8/06/10         12,083             --
New Zealand Dollar         CITI       Sell          695,629      454,604           8/06/10             --        (36,323)
New Zealand Dollar         FBCO       Sell          347,171      226,095           8/06/10             --        (18,914)
New Zealand Dollar         CITI       Sell          686,387      451,272           8/09/10             --        (33,010)
New Zealand Dollar         DBAB       Sell          689,485      453,543           8/09/10             --        (32,925)
New Zealand Dollar         FBCO       Sell          678,558      447,136           8/09/10             --        (31,623)
New Zealand Dollar         FBCO       Sell          679,748      451,441           8/11/10             --        (28,076)
New Zealand Dollar         DBAB       Sell        3,696,487    2,408,776           8/12/10             --       (198,632)
New Zealand Dollar         DBAB       Sell        1,940,000    1,259,254           8/13/10             --       (109,058)
New Zealand Dollar         DBAB       Sell        2,046,000    1,350,565           8/16/10             --        (92,147)
Brazilian Real             DBAB       Buy           231,000   11,218,977   JPY     8/17/10             --         (2,891)
Israeli Shekel             CITI       Buy         2,500,000      659,735           8/17/10          3,243             --
Japanese Yen               UBSW       Sell       32,055,000      337,933           8/17/10             --        (20,689)
Brazilian Real             DBAB       Buy           171,000    8,233,650   JPY     8/18/10             --         (1,365)
Chilean Peso               JPHQ       Buy     1,543,470,600    2,820,000           8/18/10         24,315             --
Japanese Yen               JPHQ       Sell       15,928,000      168,961           8/18/10             --         (9,242)
Brazilian Real             DBAB       Buy           256,000   12,033,536   JPY     8/19/10          1,201             --
Chilean Peso               JPHQ       Buy       509,866,000      922,000           8/19/10         17,602             --
Israeli Shekel             CITI       Buy         2,501,000      658,896           8/19/10          4,333             --
Israeli Shekel             DBAB       Buy           250,000       65,859           8/19/10            438             --
Japanese Yen               HSBC       Sell       15,854,000      168,516           8/19/10             --         (8,864)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Euro                       BZWS       Sell        2,124,000    3,001,318           8/20/10             --       (104,581)
Euro                       UBSW       Sell        1,750,000    2,466,888           8/20/10             --        (92,116)
Israeli Shekel             CITI       Buy           959,500      251,040           8/20/10          3,402             --
Japanese Yen               DBAB       Sell       15,915,000      168,523           8/20/10             --         (9,544)
Japanese Yen               BZWS       Sell       15,895,000      168,776           8/20/10             --         (9,068)
Euro                       UBSW       Sell        1,750,000    2,475,305           8/23/10             --        (83,693)
Israeli Shekel             CITI       Buy         1,637,500      429,429           8/23/10          4,792             --
Japanese Yen               CITI       Sell       31,757,000      337,544           8/23/10             --        (17,804)
Japanese Yen               FBCO       Sell       31,524,000      337,543           8/23/10             --        (15,198)
Japanese Yen               JPHG       Sell       31,689,000      337,539           8/24/10             --        (17,058)
Japanese Yen               BZWS       Sell       31,584,000      337,544           8/24/10             --        (15,878)
New Zealand Dollar         FBCO       Sell        1,598,800    1,054,217           8/24/10             --        (72,399)
Japanese Yen               DBAB       Sell       15,708,000      168,776           8/25/10             --         (7,000)
New Zealand Dollar         DBAB       Sell        1,591,000    1,063,584           8/27/10             --        (57,253)
Brazilian Real             DBAB       Buy           171,000    7,989,633   JPY     8/31/10          1,081             --
Euro                       DBAB       Sell        1,390,000    1,993,260           9/01/10             --        (39,301)
Japanese Yen               JPHG       Sell       15,743,000      168,771           9/01/10             --         (7,431)
Mexican Peso               DBAB       Sell       26,215,919    1,880,491           9/01/10         30,956             --
Brazilian Real             DBAB       Buy           256,000   11,836,672   JPY     9/02/10          2,945             --
Japanese Yen               HSBC       Sell       15,578,000      168,770           9/02/10             --         (5,590)
Euro                       BZWS       Sell        2,785,000    3,966,954           9/07/10             --       (105,460)
Japanese Yen               HSBC       Sell       23,462,000      253,156           9/09/10             --         (9,498)
Japanese Yen               HSBC       Sell       23,382,000      253,162           9/10/10             --         (8,604)
Japanese Yen               DBAB       Sell       19,230,000      209,486           9/10/10             --         (5,797)
Japanese Yen               UBSW       Sell       15,974,000      174,572           9/13/10             --         (4,275)
Brazilian Real             DBAB       Buy           384,000   17,904,883   JPY     9/15/10          2,105             --
Japanese Yen               HSBC       Sell       12,709,000      139,656           9/15/10             --         (2,643)
Japanese Yen               UBSW       Sell       18,929,000      209,482           9/15/10             --         (2,461)
Japanese Yen               BZWS       Sell       12,568,000      139,652           9/15/10             --         (1,068)
Japanese Yen               HSBC       Sell       18,851,000      209,479           9/16/10             --         (1,597)
Japanese Yen               DBAB       Sell        6,319,000       69,823           9/16/10             --           (931)
Japanese Yen               DBAB       Sell      634,550,000    7,000,000           9/17/10             --       (105,280)
United States Dollar       UBSW       Buy         3,000,000    2,044,850  EUR      9/20/10          9,913             --
Japanese Yen               JPHG       Sell       12,639,000      139,657           9/21/10             --         (1,882)
Japanese Yen               HSBC       Sell        6,266,000       69,824           9/21/10             --           (346)
Japanese Yen               JPHG       Sell        3,050,000       33,704           9/24/10             --           (455)
Japanese Yen               JPHG       Sell          302,000        3,356           9/27/10             --            (27)
Euro                       UBSW       Sell        2,850,000    4,164,990          10/04/10         27,923             --
                                                                                               ----------    -----------
   Unrealized appreciation (depreciation)                                                       1,050,985     (6,838,810)
                                                                                               ----------    -----------
      Net unrealized appreciation (depreciation)                                                             $(5,787,825)
                                                                                                             -----------

*    In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

COUNTERPARTY

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN STRATEGIC INCOME SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

BZWS    Barclays Bank Pic
cm      Citibank N.A.
DBAB    Deutsche Bank AG
FBCO    Credit Suisse International
HSBC    HSBC Bank USA
JPHQ    JP Morgan Chase Bank, N.A
UBSW    UBSAG

CURRENCY

AUD     Australian Dollar
BRL     Brazilian Real
EUR     Euro
IDR     Indonesian Rupiah
ILS     New Israeli Shekel
JPY     Japanese Yen
KRW     South Korean Won
LKR     Sri Lankan Rupee
MXN     Mexican Peso
MYR     Malaysian Ringgit
NOK     Norwegian Krone
NZD     New Zealand Dollar
PLN     Polish Zloty
SEK     Swedish Krona

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
CLO     Collateralized Loan Obligation
FGIC    Financial Guaranty Insurance Co.
FRN     Floating Rate Note
FSA     Financial Security Assurance Inc.
GO      General Obligation
ID      Improvement District
IDA     Industrial Development Authority/Agency
ISD     Independent School District
L/C     Letter of Credit
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
PIK     Payment-In-Kind
SF      Single Family
USD     Unified/Union School District

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                       SHARES          VALUE
                                                                     ----------   --------------
INVESTMENTS IN UNDERLYING FUNDS(a)

DOMESTIC EQUITY 33.2%
Mutual Shares Securities Fund, Class 1                               35,215,430   $  497,946,181
                                                                                  --------------
DOMESTIC HYBRID 33.1%
Franklin Income Securities Fund, Class 1                             36,732,662      496,625,585
                                                                                  --------------
FOREIGN EQUITY 33.2%
Templeton Growth Securities Fund, Class 1                            49,130,803      498,677,652
                                                                                  --------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,450,606,584) 99.5%                  1,493,249,418
OTHER ASSETS, LESS LIABILITIES 0.5%                                                    7,216,830
                                                                                  --------------
NET ASSETS 100.0%                                                                 $1,500,466,248
                                                                                  ==============

(a)  See Note 7 regarding investments in Underlying Funds.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MORTGAGE-BACKED SECURITIES 63.2%
(a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
    FHLMC, 3.962%, 2/01/19                                                         $       143,132   $       145,706
    FHLMC, 4.396%, 6/01/22                                                                 204,677           205,716
                                                                                                     ---------------
                                                                                                             351,422
                                                                                                     ---------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.7%
    FHLMC Gold 30 Year, 5.00%, 9/01/33 - 6/01/37                                        12,707,444        13,178,130
    FHLMC Gold 30 Year, 5.50%, 11/01/34                                                  7,364,240         7,744,342
    FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35                                         3,332,419         3,505,477
    FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35                                         8,100,048         8,616,543
    FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35                                        2,949,695         3,169,935
    FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32                                        1,108,690         1,223,790
    FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24                                           63,722            71,492
    FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22                                            45,043            50,746
    FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31                                         1,549,635         1,781,072
    FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17                                               8,367             9,065
    FHLMC PC 30 Year, 8.50%, 9/01/20                                                         2,079             2,270
                                                                                                     ---------------
                                                                                                          39,352,862
                                                                                                     ---------------
(a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.3%
    FNMA, 3.079%, 2/01/19                                                                  168,816           170,511
    FNMA, 3.447%, 9/01/18                                                                  401,447           407,470
    FNMA, 3.469%, 1/01/18                                                                1,199,083         1,214,098
    FNMA, 4.773%, 7/01/19                                                                  131,574           134,269
    FNMA, 6.262%, 3/01/20                                                                  115,579           118,837
                                                                                                     ---------------
                                                                                                           2,045,185
                                                                                                     ---------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.5%
    FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17                                              1,221,400         1,308,542
    FNMA 15 Year, 6.00%, 8/01/17- 9/01/17                                                1,320,375         1,418,304
    FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35                                               7,482,706         7,760,137
    FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35                                             13,709,495        14,414,704
    FNMA 30 Year, 6.00%, 3/01/36                                                        10,066,530        10,653,849
    FNMA 30 Year, 6.00%, 1/01/24 - 2/01/37                                              20,793,642        22,013,858
    FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36                                               8,721,040         9,362,958
    FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25                                                 128,194           143,242
    FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25                                                 232,067           261,968
    FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21                                                  4,362             4,793
    FNMA 30 Year, 9.00%, 10/01/26                                                          511,077           585,243
    FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20                                               64,393            70,278
    FNMA PL 30 Year, 5.50%, 4/01/34                                                      5,020,559         5,265,904
                                                                                                     ---------------
                                                                                                          73,263,780
                                                                                                     ---------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 46.6%
    GNMA I SF 30 Year, 4.50%, 1/15/39 - 3/15/39                                         15,226,418        15,479,611
    GNMA I SF 30 Year, 4.50%, 3/15/39                                                    7,875,860         8,011,226
    GNMA I SF 30 Year, 4.50%, 3/15/39                                                    7,805,770         7,939,932
    GNMA I SF 30 Year, 4.50%, 9/15/39                                                   10,000,000        10,171,875
    GNMA I SF 30 Year, 5.00%, 8/15/39                                                   12,442,046        12,902,780
    GNMA I SF 30 Year, 5.00%, 6/15/30 - 9/15/39                                         44,787,058        46,562,773
    GNMA I SF 30 Year, 5.50%, 11/15/28 - 12/15/38                                       59,809,841        63,027,993
    GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38                                       37,090,564        39,320,989
    GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38                                          9,161,149         9,840,674
    GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32                                          2,371,438         2,613,145
    GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33                                          2,192,919         2,442,560
    GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24                                            645,686           725,225
    GNMA I SF 30 Year, 8.25%, 4/15/25                                                       20,469            23,317
    GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24                                           208,751           239,211
    GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20                                             79,729            89,318
    GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21                                            251,953           281,475
    GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21                                          150,019           168,347
    GNMA II SF 30 Year, 5.00%, 9/20/33                                                   7,674,261         8,000,893
    GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33                                       4,298,335         4,479,101
    GNMA II SF 30 Year, 5.00%, 8/20/35                                                   6,830,877         7,100,653

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    GNMA II SF 30 Year, 5.50%, 2/20/36                                             $    17,408,103   $    18,352,463
    GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38                                        28,834,300        30,431,283
    GNMA II SF 30 Year, 6.00%, 1/20/36                                                   7,866,437         8,352,085
    GNMA II SF 30 Year, 6.00%, 11/20/23 - 12/20/38                                      22,845,317        24,317,525
    GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34                                        2,447,527         2,638,499
    GNMA II SF 30 Year, 7.00%, 5/20/32                                                      41,981            45,741
    GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33                                           487,187           540,717
    GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26                                            43,327            48,157
    GNMA II SF 30 Year, 9.50%, 4/20/25                                                       3,222             3,704
                                                                                                     ---------------
                                                                                                         324,151,272
                                                                                                     ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $421,602,637)                                                 439,164,521
                                                                                                     ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 31.7%
    FFCB, 4.45%, 8/27/10                                                                15,000,000        15,537,390
    FHLB,
       2.75%, 6/18/10                                                                    6,000,000         6,101,376
       3.625%, 5/29/13                                                                   4,500,000         4,754,457
       4.875%, 5/14/10                                                                  10,000,000        10,281,220
       5.125%, 8/14/13                                                                  11,000,000        12,221,209
       5.375%, 8/19/11                                                                  12,000,000        12,974,952
    FHLMC,
       3.75%, 3/27/19                                                                   13,000,000        13,032,136
       5.125%, 11/17/17                                                                 10,000,000        11,135,980
(b) FICO,
       15, Strip, 3/07/16                                                               15,000,000        11,746,335
       16, Strip, 10/05/10                                                               4,745,000         4,692,729
    FNMA,
       1.75%, 3/23/11                                                                    7,000,000         7,108,052
       2.875%, 10/12/10                                                                 29,500,000        30,205,670
    HUD, 96-A,
       7.63%, 8/01/14                                                                    2,010,000         2,038,379
       7.66%, 8/01/15                                                                    2,120,000         2,149,587
    SBA,
    (a) FRN, 2.85%, 6/25/19                                                                421,089           422,015
    (a) FRN, 3.125%, 3/25/18                                                               639,790           643,607
       PC, 1995-20L, 1, 6.45%, 12/01/15                                                    589,973           636,645
       PC, 1996-20L, 1, 6.70%, 12/01/16                                                    624,615           679,643
       PC, 1997-20G, 1, 6.85%, 7/01/17                                                     676,935           727,086
       PC, 1998-201, 1, 6.00%, 9/01/18                                                   1,910,715         2,054,299
    TVA,
       5.88%, 4/01/36                                                                   10,000,000        11,543,310
       zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42                                   6,000,000         5,808,030
    U.S. Treasury Bond, 2.75%, 2/15/19                                                  20,500,000        19,577,521
    U.S. Treasury Note,
       2.375%, 8/31/14                                                                   8,000,000         8,034,376
       3.125%, 8/31/13                                                                  12,000,000        12,582,192
       3.125%, 5/15/19                                                                   5,000,000         4,923,050
       4.75%, 5/15/14                                                                    8,000,000         8,921,880
                                                                                                     ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $208,356,271)                                      220,533,126
                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $629,958,908)                                  659,697,647
                                                                                                     ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    SHORT TERM INVESTMENTS (COST $32,979,568) 4.7%
    REPURCHASE AGREEMENTS 4.7%
(c) Joint Repurchase Agreement, 0.029%, 10/01/09 (Maturity Value                   $    32,979,568   $    32,979,568
    $32,979,594)
    Banc of America Securities LLC (Maturity Value $4,158,727)
    Barclays Capital Inc. (Maturity Value $4,886,257)
    BNP Paribas Securities Corp. (Maturity Value $8,317,123)
    Credit Suisse Securities (USA) LLC (Maturity Value $5,198,244)
    Deutsche Bank Securities Inc. (Maturity Value $3,141,966)
    HSBC Securities (USA) Inc. (Maturity Value $3,118,880)
    Morgan Stanley & Co. Inc. (Maturity Value $3,118,880)
    UBS Securities LLC (Maturity Value $1,039,517)
       Collateralized by U.S. Government Agency Securities, 0.50% - 5.00%,
       3/19/10 - 2/13/17; (b) U.S. Government Agency Discount Notes,
       12/31/09 - 4/26/10; (b) U.S. Treasury Bills, 6/10/20; and U.S.
       Treasury Notes, 1.50% - 4.125%, 7/15/10 - 8/31/14
                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $662,938,476) 99.6%                                                          692,677,215
    OTHER ASSETS, LESS LIABILITIES 0.4%                                                                    3,108,105
                                                                                                     ---------------
    NET ASSETS 100.0%                                                                                $   695,785,320
                                                                                                     ===============

(a)  The coupon rate shown represents the rate at period end.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2009, all repurchase agreements had been entered into on that date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

FFCB   Federal Farm Credit Bank
FHLB   Federal Home Loan Bank
FICO   Financing Corp.
FRN    Floating Rate Note
GL     Government Loan
HUD    Housing and Urban Development
PC     Participation Certificate
PL     Project Loan
SBA    Small Business Administration
SF     Single Family
TVA    Tennessee Valley Authority

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN ZERO COUPON FUND - 2010
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 98.2%
    FHLMC, Strip,
       7/15/10                                                                     $    11,150,000   $    11,084,226
       1/15/11                                                                          10,629,000        10,460,105
    FICO, Strip,
       19, 6/06/10                                                                       9,800,000         9,747,227
       A, 8/08/10                                                                        7,000,000         6,942,656
    FNMA, Strip,
       8/01/10                                                                           8,250,000         8,164,250
       8/12/10                                                                           1,230,000         1,221,254
    International Bank for Reconstruction & Development (Supranational(a)),
       2, zero cpn., 2/15/11                                                               500,000           493,216
       zero cpn., 2/15/11                                                                1,392,000         1,373,113
       zero cpn., 2/15/12                                                                2,800,000         2,701,524
       zero cpn., 2/15/13                                                                3,287,000         3,062,794
       zero cpn., 8/15/13                                                                4,100,000         3,744,940
    Resolution Funding, Strip, 10/15/10                                                 10,000,000         9,924,860
    TVA, Strip,
       1/01/10                                                                             412,000           411,200
       4/15/10                                                                          12,000,000        11,958,024
       10/15/10                                                                          1,320,000         1,305,888
       1/15/11                                                                          10,669,000        10,509,381
       10/15/11                                                                          7,295,000         7,088,668
    U.S. Treasury, Strip,
       2/15/11                                                                          17,000,000        16,865,887
       2/15/11                                                                           1,000,000           992,091
                                                                                                     ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $111,418,921)                                      118,051,304
                                                                                                     ---------------
    SHORT TERM INVESTMENTS (COST $2,231,597) 1.9%
    REPURCHASE AGREEMENTS 1.9%
(b) Joint Repurchase Agreement, 0.029%, 10/01/09 (Maturity Value $2,231,599)             2,231,597         2,231,597
       Banc of America Securities LLC (Maturity Value $281,405)
       Barclays Capital Inc. (Maturity Value $330,634)
       BNP Paribas Securities Corp. (Maturity Value $562,787)
       Credit Suisse Securities (USA) LLC (Maturity Value $351,745)
       Deutsche Bank Securities Inc. (Maturity Value $212,604)
       HSBC Securities (USA) Inc. (Maturity Value $211,042)
       Morgan Stanley & Co. Inc. (Maturity Value $211,042)
       UBS Securities LLC (Maturity Value $70,340)
          Collateralized by U.S. Government Agency Securities, 0.50% - 5.00%,
          3/19/10 - 2/13/17; (c)U.S. Government Agency Discount Notes, 12/31/09 -
          4/26/10; (c)U.S. Treasury Bills, 6/10/20; and U.S. Treasury Notes, 1.50% -
          4.125%, 7/15/10 - 8/31/14
                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $113,650,518) 100.1%                                                         120,282,901
    OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                   (145,237)
                                                                                                     ---------------
    NET ASSETS 100.0%                                                                                $   120,137,664
                                                                                                     ===============

(a) A supranational organization is an entity formed by two or more central governments through international treaties.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2009, all repurchase agreements had been entered into on that date.

(c)  The security is traded on a discount basis with no stated coupon rate.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN ZERO COUPON FUND - 2010
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

FHLMC   -  Federal Home Loan Mortgage Corp.

FICO    -  Financing Corp.

FNMA    -  Federal National Mortgage Association

TVA     -  Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                       SHARES/
                                                                                      WARRANTS/
                                                                                      CONTRACTS/
                                                                      COUNTRY          RIGHTS               VALUE
                                                                  ---------------  ---------------      ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 75.0%
          AIRLINES 0.0%(a)
      (b) ACE Aviation Holdings Inc., A                               Canada                62,691      $       295,278
      (b) Delta Air Lines Inc.                                     United States             1,377               12,338
(b, c)    Northwest Airlines Corp., Contingent Distribution        United States         8,167,000                4,900
                                                                                                        ---------------
                                                                                                                312,516
                                                                                                        ---------------
          AUTO COMPONENTS 0.1%
(b, c, d) Collins & Aikman Products Co., Contingent Distribution   United States           218,708                2,187
(b, c, d) Dana Holding Corp., Contingent Distribution              United States         2,673,000                   --
   (b, e) IACNA Investor LLC                                       United States            47,271                  473
(b, e, f) lnternational Automotive Components Group Brazil LLC        Brazil               424,073              452,304
(b, e, f) lnternational Automotive Components Group Japan LLC          Japan                74,174              246,385
(b, e, f) lnternational Automotive Components Group LLC             Luxembourg           1,512,200              485,567
(b, e, f) lnternational Automotive Components Group NA LLC, A      United States         1,353,608               11,370
                                                                                                        ---------------
                                                                                                              1,198,286
                                                                                                        ---------------
          BEVERAGES 5.9%
          Brown-Forman Corp., B                                    United States             1,850               89,207
          Carlsberg AS, A                                             Denmark                7,100              520,560
          Carlsberg AS, B                                             Denmark              442,162           32,027,499
      (b) Dr. Pepper Snapple Group Inc.                            United States           398,777           11,464,839
          Fomento Economico Mexicano SAB de CV, ADR                   Mexico               259,600            9,877,780
          Lion Nathan Ltd.                                           Australia             270,288            2,729,611
          Pernod Ricard SA                                            France               351,400           27,902,016
                                                                                                        ---------------
                                                                                                             84,611,512
                                                                                                        ---------------
          CAPITAL MARKETS 1.6%
          Deutsche Bank AG (EUR Traded)                               Germany              131,611           10,199,906
          Deutsche Bank AG (USD Traded)                               Germany                5,900              452,943
          Man Group PLC                                           United Kingdom           904,960            4,787,974
      (b) UBS AG                                                    Switzerland            364,656            6,673,282
                                                                                                        ---------------
                                                                                                             22,114,105
                                                                                                        ---------------
          CHEMICALS 1.2%
(b, c, d) Dow Corning Corp., Contingent Distribution               United States           300,000                   --
          Sika AG                                                   Switzerland             12,390           16,721,599
                                                                                                        ---------------
                                                                                                             16,721,599
                                                                                                        ---------------
          COMMERCIAL BANKS 3.9%
(b, e, g) The Bankshares Inc.                                      United States           800,000            2,989,317
      (b) Barclays PLC                                             United Kingdom        3,661,201           21,646,540
          BNP Paribas                                                 France               219,488           17,533,855
      (b) BNP Paribas, rts., 10/13/09                                 France               219,488              475,277
   (b, e) Elephant Capital Holdings Ltd.                               Japan                 1,903                   --
      (b) lntesa Sanpaolo SpA                                          Italy             2,854,636           12,623,827
   (b, e) NCB Warrant Holdings Ltd., A                                 Japan                 9,306                   --
                                                                                                        ---------------
                                                                                                             55,268,816
                                                                                                        ---------------
          COMMERCIAL SERVICES & SUPPLIES 0.0%(a)
      (b) Comdisco Holding Co. Inc.                                United States                44                  363
   (b, c) Comdisco Holding Co. Inc., Contingent Distribution       United States         1,863,000                   --
                                                                                                        ---------------
                                                                                                                    363
                                                                                                        ---------------
          COMPUTERS & PERIPHERALS 1.4%
   (b, e) DecisionOne Corp.                                        United States            21,716               28,014
   (b, e) DecisionOne Corp., wts., 6/08/17                         United States            11,923                   --
      (b) Dell Inc.                                                United States           166,275            2,537,356
      (b) Sun Microsystems Inc.                                    United States         1,908,700           17,350,083
                                                                                                        ---------------
                                                                                                             19,915,453
                                                                                                        ---------------
          CONSTRUCTION MATERIALS 0.2%
          Ciments Francais SA                                         France                22,650            2,543,435
                                                                                                        ---------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          CONSUMER FINANCE 0.1%
   (b, e) Cerberus CG Investor I LLC                               United States         2,161,828      $       410,747
   (b, e) Cerberus CG Investor II LLC                              United States         2,161,828              410,747
   (b, e) Cerberus CG Investor III LLC                             United States         1,080,914              205,374
   (b, e) Cerberus FIM Investors Holdco LLC                        United States         2,077,368              169,306
                                                                                                        ---------------
                                                                                                              1,196,174
                                                                                                        ---------------
          DIVERSIFIED FINANCIAL SERVICES 1.5%
          Deutsche Boerse AG                                          Germany              268,739           21,959,774
   (b, c) Marconi Corp., Contingent Distribution                   United Kingdom        1,739,100                   --
                                                                                                        ---------------
                                                                                                             21,959,774
                                                                                                        ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
   (b, e) AboveNet Inc.                                            United States            36,827            1,795,685
   (b, e) AboveNet Inc., stock grant, grant price $10.475,
          expiration date 9/09/13                                  United States                23                3,522
   (b, e) AboveNet Inc., stock grant, grant price $30,
          expiration date 9/07/18                                  United States                 5                  375
   (b, e) AboveNet Inc., wts., 9/08/10                             United States               739               51,730
(b, c, d) Global Crossing Holdings Ltd., Contingent Distribution   United States         2,236,777                   --
      (h) Kninklijke KPN NV                                         Netherlands            980,420           16,259,519
                                                                                                        ---------------
                                                                                                             18,110,831
                                                                                                        ---------------
          ELECTRIC UTILITIES 0.7%
          E.ON AG                                                     Germany              221,860            9,439,466
                                                                                                        ---------------
          ENERGY EQUIPMENT & SERVICES 4.2%
          Bourbon SA                                                   France              132,625            6,112,374
      (b) BW Offshore Ltd.                                             Norway            3,825,934            4,383,469
      (b) Compagnie Generale de Geophysique SA                         France              345,440            8,058,814
      (b) Dockwise Ltd.                                                Norway            1,450,420            1,945,440
   (b, e) MPF Corp. Ltd.                                              Norway             1,460,000                   --
      (b) Pride International Inc.                                 United States           319,600            9,728,624
      (b) Seadrill Ltd.                                               Bermuda              941,356           19,648,241
      (b) Transocean Ltd.                                          United States           117,343           10,036,347
                                                                                                        ---------------
                                                                                                             59,913,309
                                                                                                        ---------------
          FOOD & STAPLES RETAILING 1.4%
          Carrefour SA                                                 France              448,729           20,352,597
                                                                                                        ---------------
          FOOD PRODUCTS 10.2%
          Cadbury PLC                                              United Kingdom        2,072,776           26,580,345
      (b) Cermaq ASA                                                   Norway              113,664              920,643
          CSM NV                                                     Netherlands           462,612           11,675,621
      (h) Danone                                                       France              721,986           43,499,986
          Farmer Brothers Co.                                       United States           61,700            1,277,190
      (b) Lighthouse Caledonia ASA                                     Norway              161,457                7,265
          Lotte Confectionary Co. Ltd.                               South Korea               198              208,350
   (b, i) Marine Harvest                                               Norway           16,240,743           11,785,641
          Nestle SA                                                  Switzerland           815,931           34,759,322
          Nong Shim Co. Ltd.                                         South Korea            24,215            5,238,179
      (b) Premier Foods PLC                                        United Kingdom        9,500,906            6,380,983
          Rieber & Son ASA                                             Norway              400,605            2,807,979
                                                                                                        ---------------
                                                                                                            145,141,504
                                                                                                        ---------------
          HEALTH CARE PROVIDERS & SERVICES 1.1%
      (b) Kindred Healthcare Inc.                                   United States           38,527              625,293
          Rhoen-Klinikum AG                                            Germany             608,573           15,484,111
                                                                                                        ---------------
                                                                                                             16,109,404
                                                                                                        ---------------
          HOTELS, RESTAURANTS & LEISURE 0.0%(a)
      (b) Trump Entertainment Resorts Inc.                          United States            8,104                1,313
                                                                                                        ---------------
          INDUSTRIAL CONGLOMERATES 4.0%
          Jardine Matheson Holdings Ltd.                              Hong Kong            398,522           12,115,069
          Jardine Strategic Holdings Ltd.                             Hong Kong          1,157,650           19,633,744
          Keppel Corp. Ltd.                                           Singapore          1,865,494           10,727,700

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

      (f) Orkla ASA                                                    Norway            1,494,240      $    14,081,233
                                                                                                        ---------------
                                                                                                             56,557,746
                                                                                                        ---------------
          INSURANCE 3.2%
          ACE Ltd.                                                 United States            89,490            4,784,136
      (b) Alleghany Corp.                                          United States             4,067            1,053,556
      (b) Berkshire Hathaway Inc., A                               United States                45            4,545,000
      (b) Berkshire Hathaway Inc., B                               United States             6,822           22,669,506
          E-L Financial Corp. Ltd.                                     Canada                8,478            3,882,267
   (b, e) lmagine Group Holdings Ltd.                                 Bermuda              451,787            4,303,994
   (b, e) Olympus Re Holdings Ltd.                                 United States             2,140                4,667
          Zurich Financial Services AG                              Switzerland             20,860            4,960,438
                                                                                                        ---------------
                                                                                                             46,203,564
                                                                                                        ---------------
          IT SERVICES 0.2%
      (b) Perot Systems Corp., A                                   United States           109,900            3,264,030
                                                                                                        ---------------
          MACHINERY 1.5%
(b, e, f) Motor Coach Industries International Inc.                United States               383                   --
          Schindler Holding AG, PC                                  Switzerland            266,386           18,258,465
          Schindler Holding AG, Registered                          Switzerland             42,060            2,961,972
                                                                                                        ---------------
                                                                                                             21,220,437
                                                                                                        ---------------
          MEDIA 2.7%
      (b) Adelphia Recovery Trust                                  United States         5,379,562              134,489
   (b, c) Adelphia Recovery Trust, Arahova Contingent Value
          Vehicle, Contingent Distribution                         United States           386,774               79,289
   (b, c) Century Communications Corp., Contingent Distribution    United States         1,074,000                   --
          CJ CGV Co. Ltd.                                           South Korea             92,310            1,569,231
          Daekyo Co. Ltd.                                           South Korea              5,820               28,197
          Eutelsat Communications                                      France              938,736           28,526,860
      (b) JC Decaux SA                                                 France               86,520            1,873,493
    (b,d) TVMAX Holdings Inc.                                      United States             8,935                   --
          Virgin Media Inc.                                        United Kingdom          420,638            5,855,281
                                                                                                        ---------------
                                                                                                             38,066,840
                                                                                                        ---------------
          MULTI-UTILITIES 0.0%(a)
          GDF Suez                                                     France                6,584              292,315
   (b, c) Northwestern Corp., Contingent Distribution              United States           550,000                   --
          Suez Environnement SA                                        France               11,316              258,446
                                                                                                        ---------------
                                                                                                                550,761
                                                                                                        ---------------
          OIL, GAS & CONSUMABLE FUELS 1.7%
          BP PLC                                                   United Kingdom          233,063            2,059,499
      (h) Royal Dutch Shell PLC, A                                 United Kingdom          283,000            8,094,820
      (h) Total SA, B                                                  France              211,296           12,552,921
          Total SA, B, ADR                                             France               19,340            1,146,088
                                                                                                        ---------------
                                                                                                             23,853,328
                                                                                                        ---------------
          PERSONAL PRODUCTS 0.2%
          L'Oreal SA                                                   France               26,750            2,659,422
                                                                                                        ---------------
          PHARMACEUTICALS 7.1%
          Schering-Plough Corp.                                    United States         1,801,350           50,888,138
          Wyeth                                                    United States         1,029,890           50,032,056
                                                                                                        ---------------
                                                                                                            100,920,194
                                                                                                        ---------------
          PROFESSIONAL SERVICES 0.5%
          Teleperformance                                              France              216,676            7,270,823
                                                                                                        ---------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) 1.6%
          The LinkREIT                                               Hong Kong          10,505,000           23,124,555
          Ventas Inc.                                              United States               200                7,700
                                                                                                        ---------------
                                                                                                             23,132,255
                                                                                                        ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 1.4%
   (b, d) Canary Wharf Group PLC                                   United Kingdom          185,900              695,118
          Great Eagle Holdings Ltd.                                  Hong Kong           1,613,524            3,984,884

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          Jelmoli Holding AG                                        Switzerland             11,425      $     4,915,638
          Swire Pacific Ltd., A                                      Hong Kong             463,430            5,447,545
          Swire Pacific Ltd., B                                      Hong Kong           2,440,700            5,322,300
                                                                                                        ---------------
                                                                                                             20,365,485
                                                                                                        ---------------
          SOFTWARE 0.6%
          Microsoft Corp.                                         United States            352,698            9,131,351
                                                                                                        ---------------
          TOBACCO 14.7%
          Altria Group Inc.                                       United States            604,821           10,771,862
      (h) British American Tobacco PLC                            United Kingdom         2,165,988           67,942,189
      (h) lmperial Tobacco Group PLC                              United Kingdom         1,514,860           43,765,724
          ITC Ltd.                                                    India              1,453,259            7,060,035
          Japan Tobacco Inc.                                          Japan                  6,184           21,220,790
          KT&G Corp.                                              South Korea              201,576           12,233,342
          Lorillard Inc.                                          United States            311,020           23,108,786
          Philip Morris International Inc.                        United States            204,981            9,990,774
          Reynolds American Inc.                                  United States            314,950           14,021,574
                                                                                                        ---------------
                                                                                                            210,115,076
                                                                                                        ---------------
          TRADING COMPANIES & DISTRIBUTORS 0.8%
   (b, i) Kloeckner & Co. SE                                         Germany               467,280           10,767,918
                                                                                                        ---------------
          TRANSPORTATION INFRASTRUCTURE 0.0%(a)
          Groupe Eurotunnel SA                                        France                 1,099               11,241
                                                                                                        ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $904,603,607)                                                                             1,069,000,928
                                                                                                        ---------------
          PREFERRED STOCKS 0.1%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(a)
   (b, e) PTV Inc., 10.00%, pfd., A                               United Kingdom             4,289                  558
                                                                                                        ---------------
          MACHINERY 0.1%
   (e, f) Motor Coach Industries International Inc., pfd.         United States              2,813            1,735,667
                                                                                                        ---------------
          TOTAL PREFERRED STOCKS (COST $2,815,412)                                                            1,736,225
                                                                                                        ---------------
          OPTIONS PURCHASED 0.1%
          PUT OPTIONS 0.1%
      (b) Dow Jones EUROSTOXX 50, exercise price $2,350,
          expiration date 12/18/09, contracts                     United States              5,850              365,533
      (b) Dow Jones EUROSTOXX 50, exercise price $2,350,
          expiration date 12/18/09, contracts                     United States              4,100               95,972
      (b) Dow Jones EUROSTOXX 50, exercise price $2,350,
          expiration date 12/19/09, contracts                     United States              5,850              130,839
      (b) Dow Jones EUROSTOXX 50, exercise price $2,350,
          expiration date 3/19/10, contracts                      United States              4,100              257,897
      (b) S&P 500 Index, exercise price $875, expiration date
          12/19/09, contracts                                     United States                 94               67,680
      (b) S&P 500 Index, exercise price $875, expiration date
          3/20/10, contracts                                      United States                 94              210,560
                                                                                                        ---------------
          TOTAL OPTIONS PURCHASED (COST $2,935,049)                                                           1,128,481
                                                                                                        ---------------

                                                                                    PRINCIPAL(j)
                                                                                       AMOUNT
                                                                                   ---------------
          CORPORATE BONDS AND NOTES 3.4%
          American General Finance Corp.,
             5.85%, 6/01/13                                       United States             95,000               72,936
             senior note, J, 6.90%, 12/15/17                      United States          1,340,000              943,863
      (k) BP Capital Markets PLC, FRN, 1.293%, 3/17/11            United Kingdom         9,894,000           10,048,703
      (k) Calpine Corp., Exit Term Loan, FRN, 3.165%, 3/29/14     United States          2,097,190            1,917,094
   (e, l) Cerberus CG Investor I LLC, 12.00%, 7/31/14             United States          1,897,400              360,506
   (e, l) Cerberus CG Investor II LLC, 12.00%, 7/31/14            United States          1,897,400              360,506
   (e, l) Cerberus CG Investor III LLC, 12.00%, 7/31/14           United States            948,700              180,253

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

   (e, l) Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13       United States        6,148,028      $       501,064
          CIT Group Inc.,
             (k) FRN, 13.00%, 1/20/12                               United States          445,000              457,794
             senior bond, 6.00%, 4/01/36                            United States          246,000              142,680
             senior note, 4.75%, 12/15/10                           United States          175,000              120,923
             senior note, 5.60%, 4/27/11                            United States          184,000              125,328
             senior note, 5.40%, 2/13/12                            United States          219,000              143,813
             senior note, 7.625%, 11/30/12                          United States          506,000              329,850
             senior note, 5.80%, 10/01/36                           United States          718,000              431,339
             (k) senior note, FRN, 0.773%, 11/03/10                 United States          129,000               89,132
          ConocoPhillips, senior note, 8.75%, 5/25/10               United States          796,000              840,437
          DecisionOne Corp.,
             (e) senior secured note, 15.00%, 11/30/13              United States           28,632               34,023
             (d) Term Loan B, 15.00%, 8/29/13                       United States            5,008                5,951
      (k) First Data Corp., Term Loan B-1, FRN, 2.996%, 9/24/14     United States        5,098,519            4,408,802
          Groupe Eurotunnel SA, cvt., sub. bond, NRS I, T3,
             3.00%, 7/28/10                                            France              394,500 EUR          779,211
             3.00%, 7/28/10                                            France              267,617 GBP          684,221
(d, f, k) lnternational Automotive Components Group NA Inc.,
          Revolver, FRN, 6.25%, 1/18/14                             United States          268,430              268,430
(e, f, l) International Automotive Components Group NA LLC,
          9.00%, 4/01/17                                            United States          407,500              350,204
   (k, m) Roche Holdings Inc., 144A, FRN, 1.393%, 2/25/10            Switzerland         9,322,000            9,324,321
          Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12           Bermuda           1,400,000            1,291,500
          Telecom Italia Capital,
             4.875%, 10/01/10                                           Italy            2,309,000            2,371,665
             senior note, 4.00%, 1/15/10                                Italy            4,389,000            4,419,328
   (d, n) TVMAX Holdings Inc., PIK,
             11.50%, 12/31/09                                       United States           35,401                8,900
             14.00%, 12/31/09                                       United States           66,328               15,543
          Vodafone Group PLC, senior note, 7.75%, 2/15/10          United Kingdom        7,253,000            7,434,767
                                                                                                        ---------------
          TOTAL CORPORATE BONDS AND NOTES (COST $56,832,290)                                                 48,463,087
                                                                                                        ---------------
          CORPORATE BONDS AND NOTES IN REORGANIZATION 0.0%(a)
   (k, j) Charter Communications Operating LLC, Term Loan B,
          FRN, 6.25%, 3/06/14                                       United States          448,274              429,316
   (d, l) Safety Kleen Services, senior sub. note,
          9.25%, 6/01/08                                            United States            3,000                   15
                                                                                                        ---------------
          TOTAL CORPORATE BONDS AND NOTES IN REORGANIZATION
          (COST $346,304)                                                                                       429,331
                                                                                                        ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $967,532,662)                                                                             1,120,758,052
                                                                                                        ---------------
          SHORT TERM INVESTMENTS 20.9%
          CORPORATE BONDS (COST $211,351) 0.0%A
      (k) Lyondell Chemical Co., DIP Delayed Draw Term Loan,
          FRN, 13.00%, 2/03/10                                      United States          208,165              219,523
                                                                                                        ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 18.9%
      (o) FHLB, 10/01/09                                            United States        5,000,000            5,000,000
      (o) U.S. Treasury Bills,
             10/01/09                                               United States       15,000,000           15,000,000
             (p) 10/15/09                                           United States       20,000,000           19,999,880
             11/19/09                                               United States       20,000,000           19,998,640
             11/27/09                                               United States       20,000,000           19,998,680
             1/07/10                                                United States       15,000,000           14,996,730
             1/28/10                                                United States       25,000,000           24,992,550
             (p) 2/04/10                                            United States       15,000,000           14,995,020
             2/18/10                                                United States       25,000,000           24,988,325
             (p) 10/08/09 - 5/06/10                                 United States      109,000,000          108,966,681
                                                                                                        ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $268,840,526)                                                                            268,936,506
                                                                                                        ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
          REPURCHASE AGREEMENTS (COST $1,236,584,539)                                                     1,389,914,081
                                                                                                        ---------------
          REPURCHASE AGREEMENTS (COST $26,600,000) 1.9%
(q)       Credit Suisse Securities (USA) LLC, 0.03%, 10/01/09
          (Maturity Value $26,600,022)
             (o) Collateralized by U.S. Treasury Bills, 12/24/09  United States        26,600,000           26,600,000
                                                                                                        ---------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
          SECURITIES 0.1%
          MONEY MARKET FUNDS (COST $1,307,954) 0.1%

                                                                                        SHARES
                                                                                   ---------------
(r)       Bank of New York Institutional Cash Reserve Fund,
             Series A, 0.08%                                       United States         1,276,000      $     1,276,000
(b)       Bank of New York Institutional Cash Reserve Fund,
             Series B                                              United States            31,953               25,562
                                                                                                        ---------------
                                                                                                              1,301,562
                                                                                                        ---------------
          TOTAL INVESTMENTS (COST $1,264,492,493) 99.5%                                                   1,417,815,643
          OPTIONS WRITTEN (0.3)%                                                                             (4,477,635)
          SECURITIES SOLD SHORT (3.8)%                                                                      (53,676,716)
          OTHER ASSETS, LESS LIABILITIES 4.6%                                                                66,103,667
                                                                                                        ---------------
          NET ASSETS 100.0%                                                                             $ 1,425,764,959
                                                                                                        ---------------

                                                                                      CONTRACTS
                                                                                   ---------------
          OPTIONS WRITTEN 0.3%
          CALL OPTIONS 0.3%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(a)
          Koninklijke KNV, Jun. 10 Calls, 6/18/10                   Netherlands            315,000      $       707,653
                                                                                                        ---------------
          FOOD PRODUCTS 0.1%
          Danone, Jun. 37.74 Calls, 6/19/10                           France               126,000              944,944
                                                                                                        ---------------
          OIL, GAS & CONSUMABLE FUELS 0.1%
          Royal Dutch Shell PLC, Jun. 19 Calls, 6/18/10           United Kingdom           283,000              640,547
          Total SA, Jun. 40 Calls,
             6/18/10                                                  France                82,000              351,354
             6/19/10                                                  France                80,000              337,613
                                                                                                        ---------------
                                                                                                              1,329,514
                                                                                                        ---------------
          TOBACCO 0.1%
          British American Tobacco PLC, Mar. 18 Calls, 3/19/10    United Kingdom           370,000            1,022,549
          Imperial Tobacco Group PLC, Mar. 17 Calls, 3/19/10      United Kingdom           195,000              472,975
                                                                                                        ---------------
                                                                                                              1,495,524
                                                                                                        ---------------
          TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $4,138,040)                                          $     4,477,635
                                                                                                        ---------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

SECURITIES SOLD SHORT 3.8%

                                                                                        SHARES
                                                                                   ---------------
          FOOD PRODUCTS 0.3%
          Kraft Foods Inc., A                                     United States            153,306      $     4,027,349
          PHARMACEUTICALS 3.5%
          Merck & Co. Inc.                                        United States          1,038,836           32,858,383
          Pfizer Inc.                                             United States          1,014,561           16,790,984
                                                                                                        ---------------
          TOTAL SECURITIES SOLD SHORT (PROCEEDS $43,492,808)                                            $    53,676,716
                                                                                                        ---------------

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2009, the aggregate value of these securities was $996,144, representing 0.07% of net assets.

(e)  See Note 5 regarding restricted securities.

(f)  See Note 8 regarding other considerations.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h) A portion or all of the security is held in connection with written option contracts open at period end.

(i)  A portion or all of the security is on loan at September 30, 2009.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)  The coupon rate shown represents the rate at period end.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $9,324,321, representing 0.65% of net assets.

(n)  Income may be received in additional securities and/or cash.

(o)  The security is traded on a discount basis with no stated coupon rate.

(p) Security or a portion of the security has been segregated as collateral for securities sold short and open option contracts. At September 30, 2009, the value of securities and/or cash pledged amounted to $336,012,180.

(q) At September 30, 2009, all repurchase agreements had been entered into on that date.

(r)  The rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                                             SETTLEMENT     UNREALIZED     UNREALIZED
     CURRENCY       COUNTERPARTY   TYPE      QUANTITY      CONTRACT AMOUNT      DATE      APPRECIATION   DEPRECIATION
     --------       ------------   ----   --------------   ---------------   ----------   ------------   ------------
British Pound       BBU            Sell       13,800,000   $    22,397,400    10/13/09    $    346,994   $         --
British Pound       DBFX           Sell        9,200,000        14,950,000    10/13/09         249,729             --
Euro                BBU            Sell       13,590,000        19,042,894    10/13/09              --       (840,476)
Euro                DBFX           Sell        6,336,919         9,023,151    10/13/09              --       (248,321)
Euro                BANT           Sell        1,860,000         2,638,056    10/13/09              --        (83,289)
Euro                SSBT           Sell          105,902           149,837    10/13/09              --         (5,106)
Euro                SSBT           Buy           359,748           528,934    10/13/09              --         (2,591)
South Korean Won    BANT           Sell   22,989,360,000        18,300,000    10/13/09              --     (1,237,229)
South Korean Won    BBU            Sell    5,709,000,000         4,500,000    10/13/09              --       (351,725)
South Korean Won    BANT           Buy     7,058,500,000         5,738,596    10/13/09         259,985             --
Japanese Yen        SSBT           Sell    1,582,122,135        16,013,382    10/20/09              --     (1,616,101)
Japanese Yen        HSBC           Sell      173,664,960         1,830,000    10/20/09              --       (105,137)
Japanese Yen        AESX           Sell      129,520,492         1,350,000    10/20/09              --        (93,238)
Japanese Yen        BBU            Sell      139,309,090         1,480,000    10/20/09              --        (72,312)
Japanese Yen        DBFX           Sell       65,367,150           690,000    10/20/09              --        (38,382)
Japanese Yen        BANT           Sell       30,571,200           320,000    10/20/09              --        (20,653)
Japanese Yen        SSBT           Buy       379,645,200         3,949,365    10/20/09         280,996             --
Japanese Yen        BANT           Buy       172,266,500         1,815,000    10/20/09         104,554             --
Japanese Yen        DBFX           Buy        64,646,400           700,000    10/20/09          20,351             --
Danish Krone        HAND           Sell      146,685,521        26,034,209    10/23/09              --     (2,788,272)
Danish Krone        BANT           Sell       23,357,056         4,137,165    10/23/09              --       (452,301)
Danish Krone        SSBT           Sell        6,725,824         1,153,291    10/23/09              --       (168,278)
Danish Krone        BBU            Sell       10,137,478         1,850,000    10/23/09              --       (141,930)
Danish Krone        HAND           Buy        18,097,241         3,280,556    10/23/09         270,825             --
Danish Krone        BBU            Buy         3,226,290           610,000    10/23/09          23,939             --
Canadian Dollar     SSBT           Sell        3,384,015         3,126,400    10/30/09              --        (36,249)
Canadian Dollar     BANT           Sell          193,131           180,000    10/30/09              --           (497)
Euro                SSBT           Sell       37,187,067        54,202,358    10/30/09              --       (205,035)
Euro                BANT           Sell          860,000         1,260,158    10/30/09           1,915             --
Euro                DBFX           Sell        1,935,000         2,838,176    10/30/09           7,130             --
Euro                BBU            Sell        2,840,000         4,160,333    10/30/09           5,206             --
British Pound       DBFX           Sell       12,512,002        20,727,095    11/12/09         736,902             --
British Pound       BANT           Sell       10,692,042        17,719,952    11/12/09         641,422             --
Euro                SSBT           Sell       30,791,512        42,910,753    11/13/09              --     (2,138,787)
Euro                BANT           Sell        8,006,467        10,312,330    11/13/09              --     (1,401,537)
Euro                HSBC           Sell        1,160,000         1,550,920    11/13/09              --       (146,219)
Euro                SSBT           Buy           649,049           950,953    11/13/09              --         (1,361)
Norwegian Krone     HAND           Sell       70,779,111        11,854,236    11/16/09              --       (377,233)
Norwegian Krone     BBU            Sell       70,741,176        11,872,313    11/16/09              --       (352,601)
Norwegian Krone     DBFX           Sell        2,294,040           390,000    11/16/09              --         (6,437)
Australian Dollar   SSBT           Sell        3,188,816         2,723,249    11/17/09              --        (78,208)
Australian Dollar   BANT           Buy            96,720            83,405    11/17/09           1,566             --
Euro                BBU            Sell       59,741,508        84,471,934    11/30/09              --     (2,931,179)
Euro                BONY           Sell        4,181,893         5,804,885    11/30/09              --       (313,314)
Euro                SSBT           Buy        14,848,142        21,789,230    11/30/09              --        (66,079)
Euro                SSBT           Sell       30,000,000        43,722,900     1/14/10              --       (162,613)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Euro                BBU            Sell        2,760,000         4,053,440     1/14/10          15,973             --
Euro                DBFX           Sell          700,000         1,032,430     1/14/10           8,435             --
British Pound       BBU            Sell          690,000         1,142,654     2/10/10          40,393             --
British Pound       DBFX           Sell       45,820,000        75,677,271     2/10/10       2,480,748             --
Singapore Dollar    SSBT           Sell       11,987,776         8,478,397     3/24/10              --        (24,082)
Singapore Dollar    BANT           Sell          331,444           235,000     3/24/10              --            (81)
Swiss Franc         DBFX           Sell       23,078,362        21,736,470     5/10/10              --       (579,588)
Swiss Franc         SSBT           Sell       24,938,804        23,610,071     5/10/10              --       (504,977)
Swiss Franc         BBU            Sell       13,849,205        13,075,009     5/10/10              --       (316,742)
Swiss Franc         BANT           Sell        4,382,868         4,146,481     5/10/10              --        (91,616)
Swiss Franc         AESX           Sell          295,171           285,000     5/10/10              --           (421)
                                                                                          ------------   ------------
                          Unrealized appreciation (depreciation)                             5,497,063    (18,000,197)
                                                                                          ------------   ------------
                             Net unrealized appreciation (depreciation)                                  $(12,503,134)
                                                                                                         ============

ABBREVIATIONS

COUNTERPARTY
BOFA - Bank of America N.A.
BONY - Bank of New York Mellon
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse International
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA
SSBT - State Street Bank and Trust Co., N.A

CURRENCY
EUR - Euro
GBP - British Pound

SELECTED PORTFOLIO
ADR  - American Depository Receipt
DIP  - Debtor-ln-Possession
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
PC   - Participation Certificate
PIK  - Payment-In-Kind

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                                       SHARES/
                                                                                      COUNTRY           RIGHTS          VALUE
                                                                                   --------------   -------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 93.6%
       AIR FREIGHT & LOGISTICS 1.0%
       TNT NV                                                                       Netherlands               930   $         24,955
                                                                                                                    ----------------
       AUTOMOBILES 1.3%
       Daimler AG                                                                     Germany                 638             32,316
                                                                                                                    ----------------
       BEVERAGES 3.0%
       Carlsberg AS, B                                                                Denmark                 399             28,901
       Lion Nathan Ltd.                                                              Australia              2,182             22,036
       Pernod Ricard SA                                                                France                 270             21,439
                                                                                                                    ----------------
                                                                                                                              72,376
                                                                                                                    ----------------
       CAPITAL MARKETS 1.5%
       Deutsche Bank AG                                                               Germany                  59              4,573
       Man Group PLC                                                               United Kingdom           4,832             25,565
   (a) UBS AG                                                                       Switzerland               403              7,375
                                                                                                                    ----------------
                                                                                                                              37,513
                                                                                                                    ----------------
       CHEMICALS 1.7%
       BASF SE                                                                        Germany                 180              9,571
       Linde AG                                                                       Germany                 296             32,082
                                                                                                                    ----------------
                                                                                                                              41,653
                                                                                                                    ----------------
       COMMERCIAL BANKS 11.2%
   (a) Allied Irish Banks PLC                                                         Ireland               8,767             41,136
   (a) Bank of Ireland                                                                Ireland               8,150             40,781
   (a) Barclays PLC                                                                United Kingdom           6,111             36,131
       BNP Paribas                                                                     France                 447             35,709
   (a) BNP Paribas, rts., 10/13/09                                                     France                 447                968
   (a) Intesa Sanpaolo SpA                                                             Italy                7,596             33,591
       Intesa Sanpaolo SpA, di Risp                                                    Italy                3,977             14,125
   (a) Jyske Bank AS                                                                  Denmark                 720             30,004
   (a) KBC Groep NV                                                                   Belgium                 790             39,674
                                                                                                                    ----------------
                                                                                                                             272,119
                                                                                                                    ----------------
       COMPUTERS & PERIPHERALS 1.2%
       China Digital TV Holding Co., ADR                                               China                3,990             28,728
                                                                                                                    ----------------
       CONSTRUCTION MATERIALS 3.0%
       CRH PLC                                                                        Ireland               1,148             31,753
       SA des Ciments Vicat                                                            France                 542             41,498
                                                                                                                    ----------------
                                                                                                                              73,251
                                                                                                                    ----------------
       DIVERSIFIED FINANCIAL SERVICES 3.1%
       Bolsas Y Mercados Espanoles                                                     Spain                  397             15,457
       Deutsche Boerse AG                                                             Germany                 328             26,802
   (b) Guoco Group Ltd.                                                              Hong Kong              2,000             21,161
   (a) Resolution Ltd.                                                             United Kingdom           8,120             12,132
                                                                                                                    ----------------
                                                                                                                              75,552
                                                                                                                    ----------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 3.9%
       Cable & Wireless PLC                                                        United Kingdom          11,070             25,420
       Koninklijke KPN NV                                                           Netherlands             2,036             33,766
       Telefonica SA                                                                   Spain                1,301             35,890
                                                                                                                    ----------------
                                                                                                                              95,076
                                                                                                                    ----------------
       ELECTRIC UTILITIES 1.9%
       E.ON AG                                                                        Germany                 821             34,931
       Iride SpA                                                                       Italy                5,718             11,194
                                                                                                                    ----------------
                                                                                                                              46,125
                                                                                                                    ----------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.6%
   (a) Hollysis Automation Technologies Ltd.                                       United States            1,500   $         14,235
                                                                                                                    ----------------
       FOOD & STAPLES RETAILING 6.5%
       AWB Ltd.                                                                      Australia             25,887             29,111
       Carrefour SA                                                                    France                 577             26,170
       Familymart Co. Ltd.                                                             Japan                  725             23,344
       Koninklijke Ahold NV                                                         Netherlands             2,404             28,912
       Lawson Inc.                                                                     Japan                  556             25,832
       Shinsegae Food System Co. Ltd.                                               South Korea               439             25,859
                                                                                                                    ----------------
                                                                                                                             159,228
                                                                                                                    ----------------
       FOOD PRODUCTS 9.5%
       Cadbury PLC                                                                 United Kingdom           2,970             38,086
   (a) China Fishery Group Ltd.                                                        China               40,132             41,313
       China Foods Ltd.                                                                China               23,148             15,980
       Danone                                                                          France                 594             35,789
       First Pacific Co. Ltd.                                                        Hong Kong             33,125             22,183
       Lotte Confectionary Co. Ltd.                                                 South Korea                31             32,620
       Nestle SA                                                                    Switzerland               801             34,123
       Nong Shim Co. Ltd.                                                           South Korea                57             12,330
                                                                                                                    ----------------
                                                                                                                             232,424
                                                                                                                    ----------------
       HOTELS, RESTAURANTS & LEISURE 3.4%
       Accor SA                                                                        France                 428             23,821
   (a) Home Inns & Hotels Management Inc., ADR                                         China                  800             23,880
   (a) REXLot Holdings Ltd., fgn                                                      Bermuda             390,918             34,804
                                                                                                                    ----------------
                                                                                                                              82,505
                                                                                                                    ----------------
       HOUSEHOLD DURABLES 1.5%
   (a) Berkeley Group Holdings PLC                                                 United Kingdom           2,524             35,714
                                                                                                                    ----------------
       INDUSTRIAL CONGLOMERATES 3.2%
       Jardine Matheson Holdings Ltd.                                                Hong Kong                473             14,379
       Jardine Strategic Holdings Ltd.                                               Hong Kong                864             14,654
       Siemens AG                                                                     Germany                 517             48,214
                                                                                                                    ----------------
                                                                                                                              77,247
                                                                                                                    ----------------
       INSURANCE 10.4%
       Austbrokers Holdings Ltd.                                                     Australia              6,367             27,236
       AXA SA                                                                          France               1,388             37,569
       Brit Insurance Holdings PLC                                                 United Kingdom           7,286             23,728
       Catlin Group Ltd.                                                           United Kingdom           4,631             25,989
   (c) CNinsure Inc., ADR                                                              China                  810             18,598
       Irish Life & Permanent PLC                                                     Ireland               4,821             39,641
       Lancashire Holdings Ltd.                                                    United Kingdom           2,925             23,861
       Tower Australia Group Ltd.                                                    Australia              5,077             12,673
       Zurich Financial Services AG                                                 Switzerland               185             43,992
                                                                                                                    ----------------
                                                                                                                             253,287
                                                                                                                    ----------------
       LIFE SCIENCES TOOLS & SERVICES 0.5%
   (a) WuXi Pharmatech Cayman Inc., ADR                                                China                1,010             12,049
                                                                                                                    ----------------
       MACHINERY 1.3%
       Schindler Holding AG, PC                                                     Switzerland               456             31,255
                                                                                                                    ----------------
       MARINE 1.4%
       A.P. Moller - Maersk AS                                                        Denmark                   5             34,399
                                                                                                                    ----------------
       MEDIA 7.4%
       Eutelsat Communications                                                         France                 978             29,720
       Reed Elsevier PLC                                                           United Kingdom           3,488             26,096
       Seven Network Ltd.                                                            Australia              5,437             30,116
       Sinomedia Holding Ltd.                                                          China              204,017             39,487

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

   (a) Visionchina Media Inc., ADR                                                     China                4,050   $         32,238
       Vivendi SA                                                                      France                 760             23,512
                                                                                                                    ----------------
                                                                                                                             181,169
                                                                                                                    ----------------
       METALS & MINING 0.4%
   (c) BHP Billiton PLC, ADR                                                       United Kingdom             160              8,816
                                                                                                                    ----------------
       MULTI-UTILITIES 3.5%
       Enia SpA                                                                        Italy                2,807             22,013
       GDF Suez                                                                        France                 758             33,654
       RWE AG                                                                         Germany                 326             30,373
                                                                                                                    ----------------
                                                                                                                              86,040
                                                                                                                    ----------------
       OIL, GAS & CONSUMABLE FUELS 2.4%
       Eni SpA                                                                         Italy                1,175             29,363
       Total SA, B                                                                     France                 480             28,516
                                                                                                                    ----------------
                                                                                                                              57,879
                                                                                                                    ----------------
       PHARMACEUTICALS 1.8%
       China Pharmaceutical Group Ltd.                                                 China               44,308             24,927
       Novartis AG                                                                  Switzerland               386             19,307
                                                                                                                    ----------------
                                                                                                                              44,234
                                                                                                                    ----------------
       REAL ESTATE INVESTMENT TRUST (REIT) 0.6%
       The Link REIT                                                                 Hong Kong              7,000             15,409
                                                                                                                    ----------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
       Parkway Life REIT                                                             Singapore             30,000             24,706
                                                                                                                    ----------------
       SOFTWARE 1.2%
   (a) RCG Holdings Ltd.                                                             Hong Kong             22,000             28,103
                                                                                                                    ----------------
       TOBACCO 1.9%
       British American Tobacco PLC                                                United Kingdom             741             23,244
       Japan Tobacco Inc.                                                              Japan                    7             24,021
                                                                                                                    ----------------
                                                                                                                              47,265
                                                                                                                    ----------------
       WIRELESS TELECOMMUNICATION SERVICES 2.3%
       MobileOne Ltd.                                                                Singapore             14,000             17,592
       Vodafone Group PLC                                                          United Kingdom          17,696             39,645
                                                                                                                    ----------------
                                                                                                                              57,237
                                                                                                                    ----------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $1,893,619)                                                    2,282,865
                                                                                                                    ----------------
       PREFERRED STOCKS (COST $22,242) 1.2%
       AUTOMOBILES 1.2%
       Porsche Automobile Holding SE, pfd                                             Germany                 357             28,164
                                                                                                                    ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,915,861)                                                   2,311,029
                                                                                                                    ----------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

                                                                 PRINCIPAL
                                                                 AMOUNT(d)
                                                                 ---------
    SHORT TERM INVESTMENTS (COST $20,226) 0.6%
    CORPORATE BONDS & NOTES 0.6%
(e) Aiful Corp., senior note, 144A, 4.45%, 2/16/10     Japan        24,000       15,961
                                                                             ----------
    TOTAL INVESTMENTS (COST $1,936,087) 95.4%                                 2,326,990
    SECURITIES SOLD SHORT (0.4)%                                                 (9,241)
    OTHER ASSETS, LESS LIABILITIES 5.0%                                         122,097
                                                                             ----------
    NET ASSETS 100.0%                                                        $2,439,846
                                                                             ----------

                                                                   SHARES
                                                                 ---------
    SECURITIES SOLD SHORT (PROCEEDS $9,284) 0.4%
    METALS & MINING 0.4%
    BHP Billiton Ltd., ADR                           Australia         140   $    9,241
                                                                             ----------

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c) Security or a portion of the security has been segregated as collateral for securities sold short. At September 30, 2009, the aggregate value of these securities amounted to $27,414.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $15,961, representing 0.65% of net assets.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
MUTUAL INTERNATIONAL SECURITIES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                     Contract   Settlement    Unrealized     Unrealized
 Currency           Counterparty   Type   Quantity    Amount       Date      Appreciation   Depreciation
-----------------   ------------   ----   --------   --------   ----------   ------------   ------------
Euro                DBAB           Sell    540,000   $763,471   10/13/09        $   --        $(26,597)
Euro                BOFA           Sell     88,000    128,128   10/13/09            --            (624)
British Pound       DBAB           Sell    116,350    192,804   11/12/09         6,913              --
British Pound       BOFA           Sell     41,000     67,850   11/12/09         2,345              --
Australian Dollar   SSBT           Sell    141,983    121,253   11/17/09            --          (3,482)
Swiss Franc         SSBT           Sell     98,500     92,750   5/10/10             --          (2,497)
                                                                                ------        --------
Unrealized appreciation (depreciation)                                           9,258         (33,200)
                                                                                ------        --------
Net unrealized appreciation (depreciation)                                                    $(23,942)
                                                                                              --------

       ABBREVIATIONS

       COUNTERPARTY

BOFA   Bank of America N.A.
DBAB   Deutsche Bank AG
SSBT   State Street Bank and Trust Co., N.A.

       SELECTED PORTFOLIO

ADR    American Depository Receipt
PC     Participation Certificate
REIT   Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                              SHARES/
                                                                                             WARRANTS/
                                                                     COUNTRY                 CONTRACTS                  VALUE
                                                         -------------------------------  ---------------          ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 83.6%
          AEROSPACE & DEFENSE 0.7%
      (a) GenCorp Inc.                                            United States                   494,180          $     2,648,805
          United Technologies Corp.                               United States                   460,757               28,073,924
                                                                                                                   ---------------
                                                                                                                        30,722,729
                                                                                                                   ---------------
          AIR FREIGHT & LOGISTICS 0.5%
          TNT NV                                                   Netherlands                    868,685               23,309,645
                                                                                                                   ---------------
          AIRLINES 0.0% (b)
      (a) ACE Aviation Holdings Inc., A                              Canada                       214,613                1,010,840
      (a) Delta Air Lines Inc.                                    United States                     2,378                   21,307
    (a,c) Northwest Airlines Corp., Contingent
             Distribution                                         United States                27,670,000                   16,602
                                                                                                                   ---------------
                                                                                                                         1,048,749
                                                                                                                   ---------------
          AUTO COMPONENTS 0.2%
  (a,c,d) Collins & Aikman Products Co., Contingent
             Distribution                                         United States                   929,505                    9,295
  (a,c,d) Dana Holding Corp., Contingent Distribution             United States                10,339,000                       --
      (a) Goodyear Tire & Rubber Co.                              United States                   210,944                3,592,375
    (a,e) IACNA Investor LLC                                      United States                   168,957                    1,690
  (a,e,f) International Automotive Components Group
             Brazil LLC                                              Brazil                     1,730,515                1,845,719
  (a,e,f) International Automotive Components Group
             Japan LLC                                               Japan                       269,643                   895,676
  (a,e,f) International Automotive Components Group LLC            Luxembourg                   6,170,474                1,981,339
  (a,e,f) International Automotive Components Group
             NA LLC, A                                            United States                 4,838,053                   40,640
                                                                                                                   ---------------
                                                                                                                         8,366,734
                                                                                                                   ---------------
          AUTOMOBILES 0.4%
          Daimler AG                                                 Germany                      403,252               20,425,730
                                                                                                                   ---------------
          BEVERAGES 4.7%
          Brown-Forman Corp., A                                   United States                     7,455                  380,727
          Brown-Forman Corp., B                                   United States                   107,219                5,170,100
          Carlsberg AS, B                                            Denmark                      296,066               21,445,202
      (a) Dr. Pepper Snapple Group Inc.                           United States                 2,647,917               76,127,614
          Lion Nathan Ltd.                                          Australia                     830,527                8,387,409
          Pepsi Bottling Group Inc.                               United States                 1,132,080               41,252,995
          PepsiAmericas Inc.                                      United States                   367,000               10,481,520
          Pernod Ricard SA                                           France                       684,286               54,333,975
                                                                                                                   ---------------
                                                                                                                       217,579,542
                                                                                                                   ---------------
          BUILDING PRODUCTS 0.4%
      (a) Owens Corning Inc.                                      United States                   820,981               18,431,023
                                                                                                                   ---------------
          CAPITAL MARKETS 0.8%
          Deutsche Bank AG (EUR Traded)                              Germany                      284,319               22,034,837
          Deutsche Bank AG (USD Traded)                              Germany                       18,400                1,412,568
      (a) UBS AG                                                   Switzerland                    778,038               14,238,261
                                                                                                                   ---------------
                                                                                                                        37,685,666
                                                                                                                   ---------------
          CHEMICALS 1.2%
  (a,c,d) Dow Corning Corp., Contingent Distribution              United States                  650,000                    25,000
          Linde AG                                                   Germany                     492,261                53,354,420
                                                                                                                   ---------------
                                                                                                                        53,379,420
                                                                                                                   ---------------
          COMMERCIAL BANKS 1.5%
      (a) Barclays PLC                                           United Kingdom                 6,522,742               38,565,158
    (a,e) Elephant Capital Holdings Ltd.                              Japan                        11,728                       --
      (a) Guaranty Bancorp                                        United States                 1,288,316                1,906,708
      (a) Intesa Sanpaolo SpA                                         Italy                     5,663,270               25,044,224
    (a,e) NCB Warrant Holdings Ltd., A                                Japan                        57,295                       --
    (a,e) State Bank and Trust Co.                                United States                   433,000                4,416,438
                                                                                                                   ---------------
                                                                                                                        69,932,528
                                                                                                                   ---------------

                                              Quarterly Statement of Investments

                                          See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          COMMERCIAL SERVICES & SUPPLIES 0.0%(b)
      (a) Comdisco Holding Co. Inc.                               United States                       180          $         1,483
    (a,c) Comdisco Holding Co. Inc., Contingent
             Distribution                                         United States                 7,473,000                       --
                                                                                                                   ---------------
                                                                                                                             1,483
                                                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 0.8%
          Motorola Inc.                                           United States                 4,081,783               35,062,516
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 1.5%
    (a,e) DecisionOne Corp.                                       United States                   108,227                  139,613
    (a,e) DecisionOne Corp., wts., 6/08/17                        United States                    59,425                       --
      (a) Dell Inc.                                               United States                 3,017,965               46,054,145
      (a) Sun Microsystems Inc.                                   United States                 2,511,539               22,829,890
                                                                                                                   ---------------
                                                                                                                        69,023,648
                                                                                                                   ---------------
          CONSUMER FINANCE 0.5%
(a,e,f,g) CB FIM Coinvestors LLC                                  United States                 6,400,507               16,321,294
    (a,e) Cerberus CG Investor I LLC                              United States                 8,172,654                1,552,804
    (a,e) Cerberus CG Investor II LLC                             United States                 8,172,654                1,552,804
    (a,e) Cerberus CG Investor III LLC                            United States                 4,086,327                  776,402
    (a,e) Cerberus FIM Investors Holdco LLC                       United States                 8,006,950                  652,566
                                                                                                                   ---------------
                                                                                                                        20,855,870
                                                                                                                   ---------------
          CONTAINERS & PACKAGING 0.0% (b)
          Temple-Inland Inc.                                      United States                    48,929                  803,414
                                                                                                                   ---------------
          DIVERSIFIED CONSUMER SERVICES 0.3%
          H&R Block Inc.                                          United States                   455,224                8,367,018
          Hillenbrand Inc.                                        United States                   342,585                6,978,456
                                                                                                                   ---------------
                                                                                                                        15,345,474
                                                                                                                   ---------------
          DIVERSIFIED FINANCIAL SERVICES 1.0%
          Bank of America Corp.                                   United States                   775,900               13,128,228
          Deutsche Boerse AG                                        Germany                       413,230               33,766,731
    (a,c) Marconi Corp., Contingent Distribution                 United Kingdom                 9,945,700                       --
                                                                                                                   ---------------
                                                                                                                        46,894,959
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
    (a,e) AboveNet Inc.                                           United States                   124,923                6,091,245
    (a,e) AboveNet Inc., stock grant, grant price
             $10.475, expiration date 9/09/13                     United States                        78                   11,945
    (a,e) AboveNet Inc., stock grant, grant price $30,
             expiration date 9/07/18                              United States                        17                    1,276
    (a,e) AboveNet Inc., wts., 9/08/10                            United States                     2,995                  209,650
          Cables Wireless PLC                                    United Kingdom                 9,638,538               22,132,533
  (a,c,d) Global Crossing Holdings Ltd., Contingent
             Distribution                                         United States                 9,005,048                       --
          Koninklijke KPN NV                                       Netherlands                  4,240,036               70,317,766
          Qwest Communications International Inc.                 United States                 4,013,709               15,292,231
          Telefonica SA                                               Spain                     1,502,812               41,457,699
                                                                                                                   ---------------
                                                                                                                       155,514,345
                                                                                                                   ---------------
          ELECTRIC UTILITIES 2.6%
          E.ON AG                                                    Germany                    1,645,663               70,017,936
          Entergy Corp.                                           United States                   260,290               20,786,759
          Exelon Corp.                                            United States                   571,467               28,356,193
                                                                                                                   ---------------
                                                                                                                       119,160,888
                                                                                                                   ---------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.5%
          Tyco Electronics Ltd.                                   United States                 1,054,832               23,501,657
                                                                                                                   ---------------
          ENERGY EQUIPMENT & SERVICES 2.3%
          Baker Hughes Inc.                                       United States                   294,972               12,583,506
      (a) Exterran Holding Inc.                                   United States                   613,890               14,573,749
      (a) Pride International Inc.                                United States                   453,060               13,791,146
      (a) Transocean Ltd.                                         United States                   753,747               64,467,980
                                                                                                                   ---------------
                                                                                                                       105,416,381
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          FOOD & STAPLES RETAILING 5.3%
          Carrefour SA                                               France                       936,985          $    42,497,984
          CVS Caremark Corp.                                      United States                 2,726,355               97,439,928
          Kroger Co.                                              United States                 2,403,826               49,614,969
          SUPERVALU Inc.                                          United States                 1,641,840               24,726,110
          Wal-Mart Stores Inc.                                    United States                   588,754               28,901,934
                                                                                                                   ---------------
                                                                                                                       243,180,925
                                                                                                                   ---------------
          FOOD PRODUCTS 5.9%
          Cadbury PLC                                            United Kingdom                 4,902,200               62,863,601
          Danone                                                     France                       545,331               32,856,442
          General Mills Inc.                                      United States                   517,410               33,310,856
          Kraft Foods Inc., A                                     United States                 2,269,151               59,610,597
          Nestle SA                                                Switzerland                  1,920,943               81,833,728
                                                                                                                   ---------------
                                                                                                                       270,475,224
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
          Becton Dickinson and Co.                                United States                   468,510               32,678,573
                                                                                                                   ---------------
          HEALTH CARE PROVIDERS & SERVICES 1.8%
      (a) Community Health Systems Inc.                           United States                 1,277,022               40,775,312
      (a) Kindred Healthcare Inc.                                 United States                   167,311                2,715,458
      (a) Tenet Healthcare Corp.                                  United States                 6,379,987               37,514,324
                                                                                                                   ---------------
                                                                                                                        81,005,094
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 0.1%
  (a,e,g) GLCP Harrah's Investment LP                             United States                 5,565,600                       --
          Thomas Cook Group PLC                                  United Kingdom                   795,064                2,953,849
      (a) Trump Entertainment Resorts Inc.                        United States                    44,938                    7,280
                                                                                                                   ---------------
                                                                                                                         2,961,129
                                                                                                                   ---------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
          Constellation Energy Group                              United States                   683,726               22,132,211
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 3.8%
          Keppel Corp. Ltd.                                         Singapore                   3,905,323               22,457,929
          Koninklijke Philips Electronics NV                       Netherlands                    245,710                5,982,052
      (f) Orkla ASA                                                  Norway                     5,362,549               50,534,924
          Siemens AG                                                 Germany                      638,515               59,546,626
          Tyco International Ltd.                                 United States                   986,415               34,011,589
                                                                                                                   ---------------
                                                                                                                       172,533,120
                                                                                                                   ---------------
          INSURANCE 5.8%
          ACE Ltd.                                                United States                   797,505               42,634,617
      (a) Alleghany Corp.                                         United States                    23,818                6,170,053
      (a) Berkshire Hathaway Inc., A                              United States                       149               15,049,000
      (a) Berkshire Hathaway Inc., B                              United States                    21,970               73,006,310
      (a) Conseco Inc.                                            United States                 1,091,457                5,741,064
          Genworth Financial Inc., A                              United States                   308,800                3,690,160
          Old Republic International Corp.                        United States                 2,329,142               28,368,950
    (a,e) Olympus Re Holdings Ltd.                                United States                    16,280                   35,505
          The Travelers Cos. Inc.                                 United States                   320,496               15,778,018
          White Mountains Insurance Group Ltd.                    United States                   140,935               43,268,454
          Zurich Financial Services AG                             Switzerland                    137,066               32,593,835
                                                                                                                   ---------------
                                                                                                                       266,335,966
                                                                                                                   ---------------
          IT SERVICES 0.2%
      (a) Perot Systems Corp., A                                  United States                   355,100               10,546,470
                                                                                                                   ---------------
          LEISURE EQUIPMENT & PRODUCTS 1.7%
          Eastman Kodak Co.                                       United States                 2,112,040               10,095,551
          Mattel Inc.                                             United States                 3,654,069               67,454,114
                                                                                                                   ---------------
                                                                                                                        77,549,665
                                                                                                                   ---------------
          LIFE SCIENCES TOOLS & SERVICES 0.1%
      (a) MDS Inc.
                                                                     Canada                       825,217                6,763,378
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          MACHINERY 0.1%
          Federal Signal Corp.                                     United States                  930,921          $     6,693,322
(a,e,f,g) Motor Coach Industries International Inc.                United States                    2,219                       --
                                                                                                                   ---------------
                                                                                                                         6,693,322
                                                                                                                   ---------------
          MARINE 1.1%
          A.P. Moller - Maersk AS                                     Denmark                       7,009               48,220,112
                                                                                                                   ---------------
          MEDIA 4.9%
      (a) Adelphia Recovery Trust                                  United States               29,283,354                  732,084
    (a,c) Adelphia Recovery Trust, Arahova Contingent
             Value Vehicle, Contingent Distribution                United States                1,955,453                  400,868
    (a,c) Century Communications Corp., Contingent
             Distribution                                          United States                5,487,000                       --
          Comcast Corp., A                                         United States                3,795,653               61,034,100
          News Corp., A                                            United States                6,371,079               76,389,237
          Reed Elsevier PLC                                       United Kingdom                  836,508                6,258,420
          Time Warner Cable Inc.                                   United States                  682,949               29,428,272
    (a,d) TVMAX Holdings Inc.                                      United States                   35,609                       --
          Virgin Media Inc.                                       United Kingdom                3,778,439               52,595,871
                                                                                                                   ---------------
                                                                                                                       226,838,852
                                                                                                                   ---------------
          METALS & MINING 0.6%
      (a) Anglo American PLC                                      United Kingdom                  800,870               25,499,023
                                                                                                                   ---------------
          MULTI-UTILITIES 0.7%
          GDF Suez                                                    France                      746,422               33,139,471
    (a,c) Northwestern Corp., Contingent Distribution              United States                3,348,000                       --
                                                                                                                   ---------------
                                                                                                                        33,139,471
                                                                                                                   ---------------
          OFFICE ELECTRONICS 0.3%
          Xerox Corp.                                              United States                1,508,390               11,674,939
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 3.3%
          Marathon Oil Corp.                                       United States                1,632,214               52,067,626
          Noble Energy Inc.                                        United States                  222,579               14,681,311
          Royal Dutch Shell PLC, A                                United Kingdom                1,813,808               51,881,446
          Total SA, B                                                 France                      548,419               32,581,120
                                                                                                                   ---------------
                                                                                                                       151,211,503
                                                                                                                   ---------------
          PAPER & FOREST PRODUCTS 3.0%
      (a) Domtar Corp.                                             United States                  304,139               10,711,775
          International Paper Co.                                  United States                1,793,772               39,875,552
          MeadWestvaco Corp.                                       United States                1,553,006               34,647,564
          Weyerhaeuser Co.                                         United States                1,407,287               51,577,069
                                                                                                                   ---------------
                                                                                                                       136,811,960
                                                                                                                   ---------------
          PHARMACEUTICALS 6.3%
          Novartis AG                                               Switzerland                   681,230               34,074,644
          Schering-Plough Corp.                                    United States                3,391,212               95,801,739
          Wyeth                                                    United States                3,234,000              157,107,720
                                                                                                                   ---------------
                                                                                                                       286,984,103
                                                                                                                   ---------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) 0.7%
          Alexander's Inc.                                         United States                   49,326               14,594,577
          The Link REIT                                              Hong Kong                  8,630,556               18,998,359
          Ventas Inc.                                              United States                      689                   26,527
                                                                                                                   ---------------
                                                                                                                        33,619,463
                                                                                                                   ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
    (a,d) Canary Wharf Group PLC                                  United Kingdom                1,535,898                5,743,034
      (a) Forestar Real Estate Group                               United States                  330,463                5,677,354
      (a) The St. Joe Co.                                          United States                  314,282                9,151,892
                                                                                                                   ---------------
                                                                                                                        20,572,280
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
      (a) LSI Corp.                                                United States                7,019,253               38,535,699

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          Maxim Integrated Products Inc.                           United States                1,234,198          $    22,388,352
                                                                                                                   ---------------
                                                                                                                        60,924,051
                                                                                                                   ---------------
          SOFTWARE 2.0%
          Microsoft Corp.                                          United States                3,461,693               89,623,232
                                                                                                                   ---------------
          TOBACCO 9.2%
          Altria Group Inc.                                        United States                3,945,924               70,276,906
          British American Tobacco PLC                            United Kingdom                4,320,987              135,539,679
          British American Tobacco PLC, ADR                       United Kingdom                    4,218                  266,789
          Imperial Tobacco Group PLC                              United Kingdom                3,149,559               90,993,709
          Japan Tobacco Inc.                                           Japan                        8,960               30,746,811
          KT&G Corp.                                                South Korea                   554,296               33,639,383
          Lorillard Inc.                                           United States                  216,690               16,100,067
          Philip Morris International Inc.                         United States                  455,680               22,209,843
          Reynolds American Inc.                                   United States                  490,131               21,820,632
                                                                                                                   ---------------
                                                                                                                       421,593,819
                                                                                                                   ---------------
          TRANSPORTATION INFRASTRUCTURE 0.0%(b)
          Groupe Eurotunnel SA                                        France                       10,609                  108,514
                                                                                                                   ---------------
          WIRELESS TELECOMMUNICATION SERVICES 0.5%
          Vodafone Group PLC                                      United Kingdom               10,480,000               23,478,616
                                                                                                                   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY
             INTERESTS (COST $3,833,951,266)                                                                         3,835,617,416
                                                                                                                   ---------------
          PREFERRED STOCKS 0.2%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(b)
    (a,e) PTV Inc, 10.00%, pfd, A                                 United Kingdom                   17,300                    2,249
                                                                                                                   ---------------
          MACHINERY 0.2%
  (e,f,g) Motor Coach Industries International Inc., pfd.          United States                   16,316               10,068,134
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $16,326,666)                                                                     10,070,383
                                                                                                                   ---------------
          OPTIONS PURCHASED (COST $13,157,787) 0.0%(b)
          PUT OPTIONS 0.0%(b)
      (a) S&P 500 Index, exercise price $775,
             expiration date 12/19/09, contracts                   United States                    2,229                  646,410
                                                                                                                   ---------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT(h)
                                                                                          ---------------
          Corporate Bonds and Notes 4.3%
          American General Finance Corp.,
             5.85%, 6/01/13                                        United States                1,430,000                1,097,883
          seniornote, J, 6.90%, 12/15/17                           United States               20,010,000               14,094,542
      (i) Boston Generating LLC, FRN,
             Revolver, 0.158%, 12/21/13                            United States                  469,092                  344,050
             Synthetic Letter of Credit, 0.158%, 12/21/13          United States                1,675,285                1,228,718
             Term Loan B, 2.533%, 12/21/13                         United States                7,363,903                5,400,966
      (i) Calpine Corp., Exit Term Loan, FRN, 3.165%, 3/29/14      United States               31,649,753               28,931,830
    (e,j) Cerberus CG Investor I LLC, 12.00%, 7/31/14              United States                7,173,000                1,362,870
    (e,j) Cerberus CG Investor II LLC, 12.00%, 7/31/14             United States                7,173,000                1,362,870
    (e,j) Cerberus CG Investor III LLC, 12.00%, 7/31/14            United States                3,586,500                  681,435
    (e,j) Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13      United States               23,696,793                1,931,289
          CIT Group Inc.,
             (i) FRN, 13.00%, 1/20/12                              United States                6,821,000                7,017,104
             senior bond, 6.00%, 4/01/36                           United States                4,256,000                2,468,480
             senior note, 4.75%, 12/15/10                          United States                2,594,000                1,792,431
             senior note, 5.60%, 4/27/11                           United States                2,733,000                1,861,531
             senior note, 5.40%, 2/13/12                           United States                3,253,000                2,136,187
             senior note, 7.625%, 11/30/12                         United States                7,484,000                4,878,647
             senior note, 5.80%, 10/01/36                          United States               10,642,000                6,393,182
             (i) senior note, FRN, 0.773%, 11/03/10                United States                1,910,000                1,319,709

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          DecisionOne Corp.,
             (e) senior secured note, 15.00%, 11/30/13             United States                  142,694          $       169,559
             (d) Term Loan B, 15.00%, 8/29/13                      United States                   24,958                   29,657
          Exterran Holding Inc., senior note, cvt.,
             4.25%, 6/15/14                                        United States                4,517,000                5,646,250
      (i) First Data Corp., Term Loan, FRN
             B-1, 2.996%, 9/24/14                                  United States               22,377,989               19,350,739
             B-2, 3.036%, 9/24/14                                  United States               13,411,832               11,580,594
             B-3, 3.036%, 9/24/14                                  United States                1,470,396                1,268,609
          Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
             T3, 3.00%, 7/28/10                                       France                    2,425,100     EUR        4,790,021
             T3, 3.00%, 7/28/10                                       France                    1,688,564     GBP        4,317,185
  (d,f,l) International Automotive Components Group NA
             Inc., Revolver, FRN, 6.25%, 1/18/14                   United States                  959,420                  959,420
  (e,f,j) International Automotive Components Group
             NA LLC, 9.00%, 4/01/17                                United States                1,456,500                1,251,710
          Realogy Corp.,
          (i,k) Delayed Draw Term B Loan, FRN, 3.254%,
                10/10/13                                           United States               18,092,619               15,459,491
          (i,k) Initial Term Loan B, FRN, 3.254%,
                10/10/13                                           United States               13,751,947               11,750,544
          (i) Revolver, FRN, 2.504%, 4/10/13                       United States                       --                       --
             Second Lien Tranche A Term Loan, 13.50%,
                10/15/17                                           United States                1,642,000                1,713,838
          (i,k) Synthetic Letter of Credit, FRN, 0.161%,
                10/10/13                                           United States                3,702,462                3,163,621
    (i,k) Spectrum Brands Inc., FRN,
             Dollar Term Loan B, 8.00%, 6/20/12                    United States                  924,032                  883,605
             Euro Term Loan, 4.90%, 6/20/12                        United States                2,906,445     EUR        4,049,367
             Letter of Credit Commitment, 8.75%,
                6/20/12                                            United States                   47,217                   45,152
      (i) Texas Competitive Electric Holdings Co. LLC,
             FRN,
             Initial Tranche B-1 Term Loan, 3.754%,
                10/10/14                                           United States               18,723,939               14,866,808
             Tranche B-2 Term Loan, 3.754%, 10/10/14               United States                2,952,473                2,345,001
             Tranche B-3 Term Loan, 3.754%, 10/10/14               United States               10,440,334                8,247,864
    (d,l) TVMAX Holdings Inc., PIK,
             11.50%, 12/31/09                                      United States                   76,018                   19,112
             14.00%, 12/31/09                                      United States                  229,260                   53,723
                                                                                                                   ---------------
          TOTAL CORPORATE BONDS AND NOTES
             (COST $214,338,238)                                                                                       196,265,594
                                                                                                                   ---------------
          CORPORATE BONDS AND NOTES IN REORGANIZATION 0.6%
      (i) Charter Communications Operating LLC, FRN,
             Incremental Term Loan, 9.25%, 3/06/14                 United States                4,489,026                4,546,261
             Term Loan B, 6.25%, 3/06/14                           United States               25,735,783               24,647,365
    (d,j) Safety Kleen Services, senior sub. note,
             9.25%, 6/01/08                                        United States                    5,000                       25
    (f,j) Wimar OPCO LLC/Finance Corp., senior sub.
             note, 9.625%, 12/15/14                                United States               18,305,000                   22,881
                                                                                                                   ---------------
          TOTAL CORPORATE BONDS AND NOTES IN
             REORGANIZATION (COST $34,364,642)                                                                          29,216,532
                                                                                                                   ---------------
          COMPANIES IN LIQUIDATION 0.0%
      (d) Peregrine Investments Holdings Ltd., 6.70%,
             1/15/98                                                 Hong Kong                  5,000,000     JPY               --
      (d) PIV Investment Finance (Cayman) Ltd., 4.50%,
             12/01/00                                                Hong Kong                 12,200,000                       --
                                                                                                                   ---------------
          TOTAL COMPANIES IN LIQUIDATION (COST $--)                                                                             --
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM
             INVESTMENTS (COST $4,112,138,599)                                                                       4,071,816,335
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS 10.7%
          CORPORATE BONDS (COST $635,880) 0.0%(b)
      (i) Lyondell Chemical Co., DIP Delayed Draw Term
             Loan, FRN, 13.00%, 2/03/10                            United States                  623,229                  651,119
                                                                                                                   ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 9.3%
      (m) FHLB, 10/01/09 - 12/04/09                                United States               70,000,000               69,998,480
    (m,n) U.S. Treasury Bills, 10/08/09 - 4/01/10                  United States              355,000,000              354,886,960
                                                                                                                   ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $424,679,704)                                                                                       424,885,440
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          TOTAL INVESTMENTS BEFORE REPURCHASE
             AGREEMENTS (COST $4,537,454,183)                                                                        4,497,352,894
                                                                                                                   ---------------
          REPURCHASE AGREEMENTS (COST $63,400,000) 1.4%
      (o) Credit Suisse Securities (USA) LLC, 0.03%,
             10/01/09 (Maturity Value $63,400,053)
                (m) Collateralized by U.S. Treasury
                   Bills, 4/01/10                                  United States               63,400,000               63,400,000
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $4,600,854,183) 99.4%                                                              4,560,752,894
          SECURITIES SOLD SHORT (2.2)%                                                                                (101,399,042)
          OTHER ASSETS, LESS LIABILITIES 2.8%                                                                          127,981,158
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 4,587,335,010
                                                                                                                   ===============

                                                                                              SHARES
                                                                                          ---------------
          SECURITIES SOLD SHORT 2.2%
          PHARMACEUTICALS 2.2%
          Merck & Co. Inc.                                         United States                1,955,711          $    61,859,139
          Pfizer Inc.                                              United States                2,389,118               39,539,903
                                                                                                                   ---------------
          TOTAL SECURITIES SOLD SHORT (PROCEEDS $85,448,866)                                                       $   101,399,042
                                                                                                                   ---------------

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2009, the aggregate value of these securities was $6,839,266, representing 0.15% of net assets.

(e)  See Note 5 regarding restricted securities.

(f)  See Note 8 regarding other considerations.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)  The coupon rate shown represents the rate at period end.

(j) Defaulted security or security for which income has been deemed uncollectible.

(k) A portion or all of the security purchased on a when-issued or delayed delivery basis,

(l)  Income may be received in additional securities and/or cash.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) Security or a portion of the security has been segregated as collateral for securities sold short. At September 30, 2009, the value of securities and/or cash pledged imounted to $128,328,974.

(o) At September 30, 2009, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                         CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY           COUNTERPARTY  TYPE     QUANTITY        AMOUNT        DATE     APPRECIATION  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
British Pound          BZWS      Sell      12,600,000  $ 20,449,800   10/13/09    $   316,820  $         --
British Pound          DBAB      Sell       8,400,000    13,650,000   10/13/09        228,014            --
British Pound          SSBT      Sell      18,912,412    31,341,650   10/13/09      1,122,347            --
Euro                   BZWS      Sell      50,980,000    71,485,108   10/13/09             --    (3,103,132)
Euro                   DBAB      Sell      26,407,012    37,646,217   10/13/09             --      (989,573)
Euro                   BOFA      Sell       5,140,000     7,291,885   10/13/09             --      (228,389)
Euro                   SSBT      Sell       1,719,089     2,441,726   10/13/09             --       (73,453)
Euro                   SSBT      Buy        1,300,328     1,911,860   10/13/09             --        (9,365)
South Korean Won       BOFA      Sell  18,928,687,500    15,085,000   10/13/09             --    (1,001,316)
South Korean Won       BZWS      Sell   4,519,625,000     3,562,500   10/13/09             --      (278,449)
Japanese Yen           SSBT      Sell   1,666,613,242    16,884,830   10/20/09             --    (1,686,132)
Japanese Yen           FBCO      Sell     141,040,037     1,470,000   10/20/09             --      (101,600)
Japanese Yen           HSBC      Sell     178,457,860     1,900,000   10/20/09             --       (88,544)
Japanese Yen           BZWS      Sell     201,650,520     2,160,000   10/20/09             --       (86,979)
Japanese Yen           DBAB      Sell      65,367,150       690,000   10/20/09             --       (38,382)
Japanese Yen           BOFA      Sell      34,392,600       360,000   10/20/09             --       (23,234)
Japanese Yen           SSBT      Buy      110,000,000     1,117,387   10/20/09        108,336            --
Japanese Yen           BOFA      Buy      170,482,300     1,795,000   10/20/09        104,673            --
Japanese Yen           DBAB      Buy       65,569,920       710,000   10/20/09         20,641            --
Danish Krone           HAND      Sell      92,083,045    16,301,072   10/23/09             --    (1,792,478)
Danish Krone           BOFA      Sell      14,623,853     2,588,110   10/23/09             --      (285,355)
Danish Krone           BZWS      Sell       6,137,496     1,120,000   10/23/09             --       (85,967)
Danish Krone           SSBT      Sell         470,000        84,548   10/23/09             --        (7,804)
Danish Krone           HAND      Buy        8,523,789     1,505,093   10/23/09        169,760            --
Danish Krone           BZWS      Buy        1,745,370       330,000   10/23/09         12,951            --
Canadian Dollar        SSBT      Sell       1,145,252     1,058,067   10/30/09             --       (12,268)
Canadian Dollar        SSBT      Buy          139,576       131,056   10/30/09             --          (610)
Euro                   SSBT      Sell      74,950,000   109,245,236   10/30/09             --      (412,085)
Euro                   DBAB      Sell       6,360,000     9,307,422   10/30/09          2,278            --
Euro                   BOFA      Sell       2,120,000     3,106,436   10/30/09          4,721            --
Euro                   BZWS      Sell       7,220,000    10,577,186   10/30/09         13,799            --
British Pound          SSBT      Sell      10,235,569    16,723,180   11/12/09        370,003            --
British Pound          DBAB      Sell      50,100,000    82,998,662   11/12/09      2,954,827            --
British Pound          HAND      Sell         800,000     1,323,812   11/12/09         45,667            --
British Pound          BOFA      Sell       8,375,002    13,661,786   11/12/09        283,935            --
Euro                   BOFA      Sell      33,261,474    42,840,778   11/13/09             --    (5,822,441)
Euro                   SSBT      Sell      68,324,285    96,516,983   11/13/09             --    (3,444,905)
Euro                   HSBC      Sell       2,090,000     2,804,146   11/13/09             --      (253,630)
Euro                   HAND      Sell         860,000     1,218,615   11/13/09             --       (39,609)
Euro                   DBAB      Sell         860,000     1,223,802   11/13/09             --       (34,422)
Euro                   SSBT      Buy        1,790,961     2,622,985   11/13/09             --        (2,719)
Norwegian Krone        HAND      Sell     129,263,264    21,680,201   11/16/09             --      (658,023)
Norwegian Krone        BZWS      Sell     117,647,822    19,744,537   11/16/09             --      (586,401)
Norwegian Krone        DBAB      Sell       9,118,725     1,550,000   11/16/09             --       (25,824)
Australian Dollar      SSBT      Sell       9,799,668     8,368,916   11/17/09             --      (240,344)

Franklin Templeton Variable Insurance Products Trust

MUTUAL SHARES SECURITES FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Australian Dollar      BOFA      Buy          298,430       257,345   11/17/09          4,833            --
Euro                   BZWS      Sell      72,911,889   103,375,083   11/30/09             --    (3,296,580)
Euro                   BONY      Sell       2,990,000     4,150,419   11/30/09             --      (224,015)
Euro                   SSBT      Sell      60,000,000    87,445,800    1/14/10             --      (325,227)
Euro                   BZWS      Sell       5,500,000     8,073,775    1/14/10         28,098            --
Euro                   DBAB      Sell         730,000     1,076,677    1/14/10          8,796            --
British Pound          BZWS      Sell       1,580,000     2,615,836    2/10/10         91,818            --
British Pound          DBAB      Sell      55,125,000    91,050,102    2/10/10      2,989,030            --
British Pound          SSBT      Sell      52,410,714    87,279,562    3/15/10      3,557,332            --
Singapore Dollar       SSBT      Sell      15,515,021    10,973,055    3/24/10             --       (31,168)
Singapore Dollar       BOFA      Sell         535,952       380,000    3/24/10             --          (131)
Swiss Franc            DBAB      Sell      33,402,789    31,448,824    5/10/10             --      (850,633)
Swiss Franc            SSBT      Sell      31,200,000    29,378,531    5/10/10             --      (790,898)
Swiss Franc            BZWS      Sell      20,154,503    19,020,690    5/10/10             --      (468,088)
Swiss Franc            BOFA      Sell      13,819,517    13,080,230    5/10/10             --      (282,813)
Swiss Franc            FBCO      Sell         201,959       195,000    5/10/10             --          (288)
                                                                                  -------------------------
   Unrealized appreciation (depreciation)                                          12,438,679   (27,683,274)
                                                                                  -------------------------
      Net unrealized appreciation (depreciation)                                               $(15,244,595)
                                                                                               ============

ABBREVIATIONS

COUNTERPARTY
BOFA   Bank of America N.A.
BONY   Bank of New York Mellon
BZWS   Barclays Bank PLC
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HAND   Svenska Handelsbanken
HSBC   HSBC Bank USA
SSBT   State Street Bank and Trust Co., N.A.

CURRENCY
EUR    Euro
GBP    British Pound
JPY    Japanese Yen

SELECTED PORTFOLIO
ADR    American Depository Receipt
FHLB   Federal Home Loan Bank
FRN    Floating Rate Note
PIK    Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                     INDUSTRY                  SHARES                   VALUE
                                                         -------------------------------  ---------------          ---------------
          COMMON STOCKS 84.4%
          ARGENTINA 0.4%
          Tenaris SA, ADR                                  Energy Equipment & Services             84,900          $     3,024,138
                                                                                                                   ---------------
          AUSTRIA 2.7%
          Erste Group Bank AG                                    Commercial Banks                  98,130                4,384,750
      (a) IMMOEAST AG                                        Real Estate Management &
                                                                   Development                    385,391                2,379,513
          OMV AG                                           Oil, Gas & Consumable Fuels            205,986                8,308,994
          Raiffeisen International Bank Holding AG               Commercial Banks                  42,518                2,771,992
      (a) Wienerberger AG                                       Building Products                 130,355                2,689,186
                                                                                                                   ---------------
                                                                                                                        20,534,435
                                                                                                                   ---------------
          BRAZIL 7.8%
          AES Tiete SA                                    Independent Power Producers &
                                                                  Energy Traders                  729,394                7,676,532
          Companhia de Bebidas das Americas (AmBev)                 Beverages                     209,474               14,953,563
          Itau Unibanco Holding SA, ADR                          Commercial Banks                 889,774               17,928,946
          Natura Cosmeticos SA                                  Personal Products                 688,648               12,416,299
          Souza Cruz SA                                              Tobacco                      199,070                6,988,598
                                                                                                                   ---------------
                                                                                                                        59,963,938
                                                                                                                   ---------------
          CHINA 11.1%
      (a) Aluminum Corp. of China Ltd., H                        Metals & Mining                7,701,000                8,406,511
          Angang Steel Co. Ltd., H                               Metals & Mining                2,156,000                4,050,498
          China Coal Energy Co., H                         Oil, Gas & Consumable Fuels          6,513,000                8,521,525
          China Mobile Ltd.                                Wireless Telecommunication
                                                                     Services                   1,068,000               10,418,168
          China Molybdenum Co. Ltd., H                           Metals & Mining                3,393,391                2,719,092
          China Petroleum and Chemical Corp., H            Oil, Gas & Consumable Fuels          1,212,000                1,030,591
          China Shipping Development Co. Ltd., H                      Marine                    2,614,000                3,305,445
          CNOOC Ltd.                                       Oil, Gas & Consumable Fuels          3,077,000                4,137,076
          Denway Motors Ltd.                                       Automobiles                 12,353,959                5,499,504
      (a) Hidili Industry International Development Ltd.         Metals & Mining                8,689,000                8,128,419
          Lonking Holdings Ltd.                                     Machinery                   4,468,000                2,559,732
          PetroChina Co. Ltd., H                           Oil, Gas S Consumable Fuels         23,000,000               25,997,419
          Soho China Ltd.                                   Real Estate Management &
                                                                   Development                  2,660,500                1,424,655
                                                                                                                   ---------------
                                                                                                                        86,198,635
                                                                                                                   ---------------
          HONG KONG 1.6%
          Dairy Farm International Holdings Ltd.             Food & Staples Retailing           1,014,733                6,068,103
      (a) GOME Electrical Appliances Holdings Ltd.               Specialty Retail               9,247,000                2,469,844
          VTech Holdings Ltd.                                Communications Equipment             456,000                3,927,484
                                                                                                                   ---------------
                                                                                                                        12,465,431
                                                                                                                   ---------------
          HUNGARY 2.9%
      (a) MOL Hungarian Oil and Gas Nyrt.                  Oil, Gas & Consumable Fuels             39,364                3,286,481
      (a) OTP Bank Ltd.                                          Commercial Banks                 677,397               19,325,289
                                                                                                                   ---------------
                                                                                                                        22,611,770
                                                                                                                   ---------------
          INDIA 9.6%
          GAIL India Ltd.                                         Gas Utilities                   955,643                7,183,088
          Grasim Industries Ltd.                              Construction Materials               17,818                1,033,339
          Hindalco Industries Ltd.                               Metals & Mining                3,054,291                8,244,378
          Infosys Technologies Ltd.                                IT Services                    135,890                6,571,456
          National Aluminium Co. Ltd.                            Metals & Mining                  225,935                1,646,886
          Oil & Natural Gas Corp. Ltd.                     Oil, Gas & Consumable Fuels            579,806               14,227,019
    (a,b) Oil India Ltd., Reg S                            Oil, Gas & Consumable Fuels              6,377                  152,368
          Sesa Goa Ltd.                                          Metals & Mining                2,120,897               11,783,008
          Steel Authority of India Ltd.                          Metals & Mining                  973,892                3,483,651
      (c) Tata Chemicals Ltd.                                       Chemicals                     646,672                3,806,742
          Tata Consultancy Services Ltd.                           IT Services                  1,252,657               16,252,920
                                                                                                                   ---------------
                                                                                                                        74,384,855
                                                                                                                   ---------------
          INDONESIA 2.5%
          PT Astra International Tbk                               Automobiles                  2,815,500                9,735,296

                                              Quarterly Statement of Investments

                                          See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          PT Bank Central Asia Tbk                               Commercial Banks               9,120,500          $     4,373,490
          PT Telekomunikasi Indonesia, B                  Diversified Telecommunication
                                                                     Services                   5,711,000                5,121,840
                                                                                                                   ---------------
                                                                                                                        19,230,626
                                                                                                                   ---------------
          ISRAEL 0.6%
      (a) Taro Pharmaceutical Industries Ltd.                    Pharmaceuticals                  543,219                4,997,615
                                                                                                                   ---------------
          KUWAIT 0.1%
          National Mobile Telecommunications Co.            Wireless Telecommunication
                                                                     Services                     127,500                  676,086
                                                                                                                   ---------------
          MEXICO 4.9%
          America Movil SAB de CV, L, ADR                   Wireless Telecommunication
                                                                     Services                     349,558               15,321,127
          Grupo Televisa SA                                           Media                     2,118,675                7,839,125
          Kimberly Clark de Mexico SAB de CV, A                 Household Products              2,024,792                8,402,349
          Telefonos de Mexico SAB de CV, L, ADR           Diversified Telecommunication
                                                                     Services                     105,464                1,839,292
          Wal-Mart de Mexico SAB de CV, V                    Food & Staples Retailing           1,225,108                4,247,906
                                                                                                                   ---------------
                                                                                                                        37,649,799
                                                                                                                   ---------------
          PAKISTAN 1.7%
      (a) Faysal Bank Ltd.                                       Commercial Banks                  35,000                    5,512
          MCB Bank Ltd.                                          Commercial Banks               2,265,271                6,006,407
          Oil & Gas Development Co. Ltd.                   Oil, Gas & Consumable Fuels          4,074,200                5,241,721
          Pakistan Telecommunications Corp., A            Diversified Telecommunication
                                                                     Services                   8,881,808                2,142,099
                                                                                                                   ---------------
                                                                                                                        13,395,739
                                                                                                                   ---------------
          PERU 0.3%
          Credicorp Ltd.                                         Commercial Banks                  30,700                2,387,232
                                                                                                                   ---------------
          POLAND 0.1%
      (a) Polnord SA                                        Construction & Engineering             51,274                  656,705
                                                                                                                   ---------------
          QATAR 0.4%
          Commercial Bank of Qatar                               Commercial Banks                  19,723                  433,306
          Qatar National Bank                                    Commercial Banks                  62,134                2,578,252
                                                                                                                   ---------------
                                                                                                                         3,011,558
                                                                                                                   ---------------
          RUSSIA 12.7%
          Gazprom, ADR                                     Oil, Gas & Consumable Fuels            678,000               16,027,920
          Gazprom, ADR (London Exchange)                   Oil, Gas & Consumable Fuels            235,100                5,468,426
          LUKOIL Holdings, ADR                             Oil, Gas & Consumable Fuels             65,808                3,609,569
          LUKOIL Holdings, ADR (London Exchange)           Oil, Gas & Consumable Fuels            317,168               17,190,506
      (a) Mining and Metallurgical Co. Norilsk Nickel,
             ADR                                                 Metals & Mining                  870,600               10,882,500
          Mobile TeleSystems                                Wireless Telecommunication
                                                                     Services                     617,683                4,175,799
          Mobile TeleSystems, ADR                           Wireless Telecommunication
                                                                     Services                     209,000               10,088,430
          Rosneft Oil Co., GDR                             Oil, Gas & Consumable Fuels            495,550                3,731,492
      (a) RusHydro                                              Electric Utilities             62,231,442                2,161,584
      (a) RusHydro, ADR                                         Electric Utilities                151,000                  517,930
          Sberbank RF                                            Commercial Banks               5,005,590                9,961,124
          Sibirtelecom                                    Diversified Telecommunication
                                                                     Services                  14,110,000                  480,237
          TNK-BP                                           Oil, Gas & Consumable Fuels          4,531,950                7,455,058
    (a,b) Uralkali, GDR, Reg S                                      Chemicals                     220,500                4,167,450
          Vsmpo-Avisma Corp.                                     Metals & Mining                    3,700                  272,058
      (a) Wimm-Bill-Dann Foods                                    Food Products                    44,628                1,692,813
                                                                                                                   ---------------
                                                                                                                        97,882,896
                                                                                                                   ---------------
          SINGAPORE 0.4%
          Fraser and Neave Ltd.                              Industrial Conglomerates           1,139,041                3,210,388
                                                                                                                   ---------------
          SOUTH AFRICA 4.6%
          Lewis Group Ltd.                                       Specialty Retail                 455,123                3,362,596
          MTN Group Ltd.                                    Wireless Telecommunication
                                                                     Services                     359,217                5,842,268

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          Naspers Ltd., N                                             Media                       218,591          $     7,470,309
          Pretoria Portland Cement Co. Ltd.                   Construction Materials               49,508                  223,463
          Remgro Ltd.                                     Diversified Financial Services          465,961                5,496,857
          Standard Bank Group Ltd.                               Commercial Banks                 710,861                9,195,146
          Tiger Brands Ltd.                                       Food Products                   192,059                3,848,596
                                                                                                                   ---------------
                                                                                                                        35,439,235
                                                                                                                   ---------------
          SOUTH KOREA 6.9%
          CJ Internet Corp.                                           Media                        92,827                1,025,713
          GS Engineering & Construction Corp.               Construction & Engineering            106,518                8,347,607
          GS Holdings Corp.                                Oil, Gas & Consumable Fuels            103,531                2,873,172
          Hyundai Development Co.                           Construction & Engineering            121,970                4,437,158
          Kangwon Land Inc.                               Hotels, Restaurants & Leisure           512,665                7,582,126
          Samsung Electronics Co. Ltd.                    Semiconductors & Semiconductor
                                                                    Equipment                      15,392               10,662,541
      (a) Shinhan Financial Group Co. Ltd.                       Commercial Banks                 221,655                8,854,896
          SK Energy Co. Ltd.                               Oil, Gas & Consumable Fuels             87,734                9,396,076
                                                                                                                   ---------------
                                                                                                                        53,179,289
                                                                                                                   ---------------
          SWEDEN 1.0%
          Oriflame Cosmetics SA, SDR                            Personal Products                 149,765                7,669,075
                                                                                                                   ---------------
          TAIWAN 2.3%
          MediaTek Inc.                                   Semiconductors & Semiconductor
                                                                    Equipment                     162,624                2,724,378
          President Chain Store Corp.                        Food & Staples Retailing           4,251,075               10,469,908
          Siliconware Precision Industries Co.            Semiconductors & Semiconductor
                                                                    Equipment                     700,000                  993,280
          Taiwan Semiconductor Manufacturing Co. Ltd.     Semiconductors & Semiconductor
                                                                    Equipment                   1,843,169                3,715,718
                                                                                                                   ---------------
                                                                                                                        17,903,284
                                                                                                                   ---------------
          THAILAND 2.3%
          Kasikornbank Public Co. Ltd., fgn.                     Commercial Banks                 752,200                1,979,474
          PTT Exploration and Production Public Co.
             Ltd., fgn.                                    Oil, Gas & Consumable Fuels            665,700                2,876,604
          PTT Public Co. Ltd., fgn.                        Oil, Gas & Consumable Fuels          1,064,000                8,336,364
          Thai Beverages Co. Ltd., fgn.                             Beverages                  27,472,000                4,875,936
                                                                                                                   ---------------
                                                                                                                        18,068,378
                                                                                                                   ---------------
          TURKEY 3.8%
          Akbank TAS                                             Commercial Banks               2,034,234               11,777,180
          Anadolu Efes Biracilik Ve Malt Sanayii AS                 Beverages                     290,431                3,167,379
          Tupras-Turkiye Petrol Rafinerileri AS            Oil, Gas & Consumable Fuels            521,504                8,636,439
          Turkcell lletisim Hizmetleri AS                   Wireless Telecommunication
                                                                     Services                     786,337                5,611,210
                                                                                                                   ---------------
                                                                                                                        29,192,208
                                                                                                                   ---------------
          UNITED ARAB EMIRATES 0.6%
      (a) Emaar Properties PJSC                              Real Estate Management &
                                                                   Development                  3,641,870                4,015,620
      (a) National Bank of Abu Dhabi                             Commercial Banks                 220,000                  811,587
                                                                                                                   ---------------
                                                                                                                         4,827,207
                                                                                                                   ---------------
          UNITED KINGDOM 3.1%
      (a) Anglo American PLC                                     Metals & Mining                  441,920               14,044,001
          Antofagasta PLC                                        Metals & Mining                  704,479                8,538,603
          HSBC Holdings PLC                                      Commercial Banks                 108,609                1,259,864
                                                                                                                   ---------------
                                                                                                                        23,842,468
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $475,926,069)                                                                      652,402,990
                                                                                                                   ---------------
          PREFERRED STOCKS 9.6%
          BRAZIL 9.1%
          Banco Bradesco SA, ADR, pfd.                           Commercial Banks                 429,613                8,545,002
          Itausa - Investimentos Itau SA, pfd.                   Commercial Banks               1,011,868                6,121,286
          Petroleo Brasileiro SA, ADR, pfd.                Oil, Gas & Consumable Fuels            755,488               29,698,233

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          Vale SA, ADR, pfd., A                                  Metals & Mining                1,255,825          $    25,756,971
                                                                                                                   ---------------
                                                                                                                        70,121,492
                                                                                                                   ---------------
          CHILE 0.5%
          Embotelladora Andina SA, pfd., A                          Beverages                   1,482,049                3,720,287
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $32,299,043)                                                                     73,841,779
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM
             INVESTMENTS (COST $508,225,112)                                                                           726,244,769
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS
             (COST $43,462,886) 5.6%
          MONEY MARKET FUNDS 5.6%
      (d) Institutional Fiduciary Trust Money Market
             Portfolio, 0.00%                                                                  43,462,886               43,462,886
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $551,687,998) 99.6%                                                                  769,707,655
          OTHER ASSETS, LESS LIABILITIES 0.4%                                                                            3,150,564
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $   772,858,219
                                                                                                                   ===============

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $4,319,818, representing 0.56% of net assets.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR  American Depository Receipt
GDR  Global Depository Receipt
SDR  Swedish Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                     COUNTRY                SHARES/UNITS                VALUE
                                                         -------------------------------  ---------------          ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 95.3%
          AEROSPACE & DEFENSE 0.6%
      (a) Embraer-Empresa Brasileira de Aeronautica
             SA, ADR                                                 Brazil                       700,030          $    16,058,688
                                                                                                                   ---------------
          AIR FREIGHT & LOGISTICS 0.8%
          Deutsche Post AG                                           Germany                    1,087,912               20,405,902
                                                                                                                   ---------------
          AUTO COMPONENTS 0.5%
          Compagnie Generale des Etablissements
             Michelin, B                                             France                       154,990               12,156,918
                                                                                                                   ---------------
          AUTOMOBILES 1.9%
          Bayerische Motoren Werke AG                                Germany                      354,040               17,047,245
          Toyota Motor Corp., ADR                                     Japan                       380,380               29,886,457
                                                                                                                   ---------------
                                                                                                                        46,933,702
                                                                                                                   ---------------
          CAPITAL MARKETS 1.0%
          Invesco Ltd.                                            United States                   599,927               13,654,338
      (a) KKR Private Equity Investors LP                         United States                 1,155,000               10,799,250
                                                                                                                   ---------------
                                                                                                                        24,453,588
                                                                                                                   ---------------
          COMMERCIAL BANKS 2.9%
          DBS Group Holdings Ltd.                                   Singapore                   2,585,520               24,376,632
      (a) KB Financial Group Inc., ADR                             South Korea                    793,291               40,830,688
          Mitsubishi UFJ Financial Group Inc.                         Japan                     1,571,600                8,439,766
                                                                                                                   ---------------
                                                                                                                        73,647,086
                                                                                                                   ---------------
          COMMERCIAL SERVICES & SUPPLIES 0.7%
          Brambles Ltd.                                             Australia                   2,375,538               16,929,415
                                                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 1.2%
          Telefonaktiebolaget LM Ericsson, B, ADR                    Sweden                     2,929,600               29,354,592
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 1.8%
          Compal Electronics Inc.                                    Taiwan                    12,981,833               15,195,175
          Lite-On Technology Corp.                                   Taiwan                    22,930,764               30,208,836
                                                                                                                   ---------------
                                                                                                                        45,404,011
                                                                                                                   ---------------
          DIVERSIFIED FINANCIAL SERVICES 1.4%
      (a) ING Groep NV                                             Netherlands                  2,046,888               36,536,581
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 10.6%
          China Telecom Corp. Ltd., H                                 China                    73,292,357               34,612,906
          Chunghwa Telecom Co. Ltd., ADR                             Taiwan                       641,569               11,573,905
          France Telecom SA                                          France                     1,868,953               49,780,936
          Singapore Telecommunications Ltd.                         Singapore                  20,278,000               46,788,186
          Telefonica SA, ADR                                          Spain                       666,284               55,241,607
          Telekom Austria AG                                         Austria                      727,240               13,108,786
      (a) Telenor ASA                                                Norway                     4,844,334               56,089,641
                                                                                                                   ---------------
                                                                                                                       267,195,967
                                                                                                                   ---------------
          ELECTRIC UTILITIES 1.5%
          E.ON AG                                                    Germany                      519,730               22,112,925
          Iberdrola SA                                                Spain                     1,670,703               16,389,739
                                                                                                                   ---------------
                                                                                                                        38,502,664
                                                                                                                   ---------------
          ELECTRICAL EQUIPMENT 0.4%
          Shanghai Electric Group Co. Ltd.                            China                    22,524,000               10,869,647
                                                                                                                   ---------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.8%
      (a) Flextronics International Ltd.                            Singapore                   6,034,760               45,019,310
                                                                                                                   ---------------

                                              Quarterly Statement of Investments

                                          See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          ENERGY EQUIPMENT & SERVICES 0.6%
          Aker Solutions ASA                                          Norway                    1,386,290          $    15,607,159
                                                                                                                   ---------------
          FOOD PRODUCTS 3.1%
          Nestle SA                                                 Switzerland                 1,035,090               44,095,673
          Unilever PLC                                            United Kingdom                1,170,483               33,255,238
                                                                                                                   ---------------
                                                                                                                        77,350,911
                                                                                                                   ---------------
          HEALTH CARE PROVIDERS & SERVICES 0.5%
          Celesio AG                                                  Germany                     440,310               12,188,596
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 0.7%
      (a) Autogrill SpA                                                Italy                    1,429,290               17,273,264
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 3.2%
          Hutchison Whampoa Ltd.                                     Hong Kong                  3,276,709               23,655,725
          Siemens AG                                                  Germany                     598,694               55,833,000
                                                                                                                   ---------------
                                                                                                                        79,488,725
                                                                                                                   ---------------
          INSURANCE 8.2%
          ACE Ltd.                                                 United States                  351,869               18,810,917
          Aviva PLC                                               United Kingdom                4,658,581               33,342,481
          AXA SA                                                      France                    1,616,269               43,748,118
          Muenchener Rueckversicherungs-Gesellschaft AG               Germany                     215,170               34,409,303
          Old Mutual PLC                                          United Kingdom               17,239,256               27,547,469
          Partnerre Ltd.                                              Bermuda                     169,680               13,055,179
          Swiss Reinsurance Co.                                     Switzerland                   792,220               35,751,545
                                                                                                                   ---------------
                                                                                                                       206,665,012
                                                                                                                   ---------------
          IT SERVICES 1.0%
          Cap Gemini                                                  France                      492,960               25,817,135
                                                                                                                   ---------------
          LIFE SCIENCES TOOLS & SERVICES 0.8%
          Lonza Group AG                                            Switzerland                   175,440               19,124,754
                                                                                                                   ---------------
          MEDIA 4.7%
          British Sky Broadcasting Group PLC                      United Kingdom                2,941,216               26,860,021
          Pearson PLC                                             United Kingdom                3,409,246               42,002,574
          Reed Elsevier NV                                          Netherlands                 1,742,483               19,656,081
          Vivendi SA                                                  France                      980,449               30,332,395
                                                                                                                   ---------------
                                                                                                                       118,851,071
                                                                                                                   ---------------
          METALS & MINING 1.0%
          Barrick Gold Corp.                                          Canada                      663,561               25,139,725
                                                                                                                   ---------------
          MULTI-UTILITIES 1.1%
          GDF Suez                                                    France                      602,301               26,740,820
                                                                                                                   ---------------
          MULTILINE RETAIL 0.5%
          Marks & Spencer Group PLC                               United Kingdom                2,029,740               11,744,435
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 11.2%
          BP PLC                                                   United Kingdom                5,675,445               50,151,998
          Gazprom, ADR                                                Russia                    1,132,600               26,774,664
      (a) Reliance Industries Ltd.                                     India                      700,577               32,305,648
          Royal Dutch Shell PLC, B                                United Kingdom                  869,313               24,115,101
          Sasol, ADR                                               South Africa                   971,480               37,032,818
          StatoilHydro ASA                                            Norway                    2,120,780               47,679,010
          Talisman Energy Inc.                                        Canada                      752,500               13,101,327
          Total SA, B                                                 France                      846,266               50,275,964
                                                                                                                   ---------------
                                                                                                                       281,436,530
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          PAPER & FOREST PRODUCTS 0.7%                                Finland                   1,477,599          $    17,727,375
          UPM-Kymmene OYJ
                                                                                                                   ---------------
          PHARMACEUTICALS 8.5%
          GlaxoSmithKline PLC                                     United Kingdom                2,685,335               52,779,683
          Merck KGaA                                                  Germany                     276,540               27,497,001
          Novartis AG                                               Switzerland                   825,010               41,266,418
          Roche Holding AG                                          Switzerland                   152,830               24,695,181
          Sanofi-Aventis                                              France                      697,965               51,212,807
          Takeda Pharmaceutical Co. Ltd.                               Japan                      421,454               17,561,561
                                                                                                                   ---------------
                                                                                                                       215,012,651
                                                                                                                   ---------------
          PROFESSIONAL SERVICES 4.1%
          Adecco SA                                                 Switzerland                   956,590               50,847,105
          Hays PLC                                                United Kingdom                7,465,570               12,442,581
      (a) Randstad Holding NV                                       Netherlands                   931,390               40,220,582
                                                                                                                   ---------------
                                                                                                                       103,510,268
                                                                                                                   ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 1.3%
          Cheung Kong (Holdings) Ltd.                                Hong Kong                  2,483,922               31,521,771
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.9%
      (a) Infineon Technologies AG                                    Germany                   4,811,535               27,384,653
          Samsung Electronics Co. Ltd.                              South Korea                    83,750               58,016,362
          Taiwan Semiconductor Manufacturing Co. Ltd.                 Taiwan                   30,677,526               61,844,052
                                                                                                                   ---------------
                                                                                                                       147,245,067
                                                                                                                   ---------------
          SOFTWARE 4.0%
      (a) Check Point Software Technologies Ltd.                      Israel                      991,831               28,118,409
          Nintendo Co. Ltd.                                            Japan                       65,900               16,887,082
          The Sage Group PLC                                      United Kingdom                2,045,770                7,636,473
          SAP AG, ADR                                                 Germany                   1,002,230               48,978,980
                                                                                                                   ---------------
                                                                                                                       101,620,944
                                                                                                                   ---------------
          SPECIALTY RETAIL 2.0%
          Kingfisher PLC                                          United Kingdom               13,244,366               45,057,805
          USS Co. Ltd.                                                 Japan                       79,700                4,750,654
                                                                                                                   ---------------
                                                                                                                        49,808,459
                                                                                                                   ---------------
          TEXTILES, APPAREL & LUXURY GOODS 0.4%
          Yue Yuen Industrial Holdings Ltd.                          Hong Kong                  3,874,500               10,748,613
                                                                                                                   ---------------
          WIRELESS TELECOMMUNICATION SERVICES 4.7%
          Mobile TeleSystems, ADR                                     Russia                      316,030               15,254,768
          Turkcell lletisim Hizmetleri AS, ADR                        Turkey                    1,669,150               29,827,711
          Vodafone Group PLC, ADR                                 United Kingdom                3,266,090               73,487,025
                                                                                                                   ---------------
                                                                                                                       118,569,504
                                                                                                                   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY
             INTERESTS (COST $2,302,537,864)                                                                         2,396,660,860
                                                                                                                   ---------------
          PREFERRED STOCKS (COST $5,545,354) 1.3%
          METALS & MINING 1.3%
          Vale SA, ADR, pfd., A                                       Brazil                    1,548,762               31,765,109
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM
             INVESTMENTS (COST $2,308,083,218)                                                                       2,428,425,969
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS (COST $56,701,590) 2.3%
          MONEY MARKET FUNDS 2.3%
      (b) Institutional Fiduciary Trust Money Market
             Portfolio, 0.00%                                      United States               56,701,590               56,701,590
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          TOTAL INVESTMENTS (COST $2,364,784,808) 98.9%                                                              2,485,127,559
          OTHER ASSETS, LESS LIABILITIES 1.1%                                                                           28,543,197
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 2,513,670,756
                                                                                                                   ---------------

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR-American Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                              SHARES/
                                                               COUNTRY/ORGANIZATION           WARRANTS                  VALUE
                                                         -------------------------------  ---------------          ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 60.3%
          AEROSPACE & DEFENSE 1.4%
          BAE Systems PLC                                         United Kingdom                  117,072          $       653,454
      (a) Raytheon Co., wts., 6/16/11                             United States                        63                      721
      (a) Rolls-Royce Group PLC                                   United Kingdom                   83,152                  625,831
                                                                                                                   ---------------
                                                                                                                         1,280,006
                                                                                                                   ---------------
          AIR FREIGHT & LOGISTICS 1.5%
          Deutsche Post AG                                           Germany                       44,767                  839,692
          United Parcel Service Inc., B                           United States                     9,570                  540,418
                                                                                                                   ---------------
                                                                                                                         1,380,110
                                                                                                                   ---------------
          AUTOMOBILES 1.2%
          Bayerische Motoren Werke AG                                Germany                       17,098                  823,280
          Toyota Motor Corp., ADR                                     Japan                         3,590                  282,066
                                                                                                                   ---------------
                                                                                                                         1,105,346
                                                                                                                   ---------------
          BEVERAGES 1.2%
      (a) Dr. Pepper Snapple Group Inc.                           United States                    38,290                1,100,837
                                                                                                                   ---------------
          BIOTECHNOLOGY 1.1%
      (a) Amgen Inc.                                              United States                    16,290                  981,147
                                                                                                                   ---------------
          CAPITAL MARKETS 0.5%
          The Bank of New York Mellon Corp.                       United States                    15,410                  446,736
          Nomura Holdings Inc.                                        Japan                             6                       37
                                                                                                                   ---------------
                                                                                                                           446,773
                                                                                                                   ---------------
          COMMERCIAL BANKS 2.8%
          DBS Group Holdings Ltd.                                   Singapore                      89,229                  841,263
          HSBC Holdings PLC                                       United Kingdom                   22,723                  263,587
      (a) Intesa Sanpaolo SpA                                         Italy                       111,770                  494,271
      (a) KB Financial Group Inc., ADR                             South Korea                     11,131                  572,913
          Mitsubishi UFJ Financial Group Inc.                         Japan                        36,000                  193,326
          Sumitomo Mitsui Financial Group Inc.                        Japan                         4,800                  167,389
                                                                                                                   ---------------
                                                                                                                         2,532,749
                                                                                                                   ---------------
          COMMERCIAL SERVICES & SUPPLIES 0.6%
          G4S PLC                                                 United Kingdom                  151,608                  534,672
                                                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 0.9%
      (a) Cisco Systems Inc.                                      United States                    35,880                  844,615
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 1.4%
          Lite-On Technology Corp.                                    Taiwan                      426,050                  561,275
          Seagate Technology                                      United States                    50,128                  762,447
                                                                                                                   ---------------
                                                                                                                         1,323,722
                                                                                                                   ---------------
          CONSTRUCTION MATERIALS 0.2%
          CRH PLC                                                    Ireland                        7,908                  218,734
                                                                                                                   ---------------
          CONSUMER FINANCE 0.0%(b)
          Aiful Corp.                                                 Japan                            49                       57
                                                                                                                   ---------------

                                              Quarterly Statement of Investments

                                          See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          DIVERSIFIED FINANCIAL SERVICES 0.7%
      (a) ING Groep NV                                              Netherlands                    36,961          $       659,747
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 6.1%
          China Telecom Corp. Ltd., H                                 China                       657,000                  310,274
          Chunghwa Telecom Co. Ltd., ADR                              Taiwan                       14,408                  259,920
          France Telecom SA, ADR                                      France                       47,413                1,276,358
          Singapore Telecommunications Ltd.                         Singapore                     403,525                  931,068
          Telefonica SA, ADR                                          Spain                        17,573                1,456,978
          Telekom Austria AG, ADR                                    Austria                       12,980                  464,684
      (a) Telenor ASA                                                 Norway                       74,594                  863,679
                                                                                                                   ---------------
                                                                                                                         5,562,961
                                                                                                                   ---------------
          ELECTRIC UTILITIES 0.8%
          E.ON AG                                                    Germany                       17,130                  728,829
                                                                                                                   ---------------
          ELECTRICAL EQUIPMENT 0.3%
      (a) Vestas Wind Systems AS                                     Denmark                        4,342                  313,868
                                                                                                                   ---------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.7%
          FUJIFILM Holdings Corp.                                     Japan                        15,011                  449,887
          Tyco Electronics Ltd.                                   United States                     8,326                  185,503
                                                                                                                   ---------------
                                                                                                                           635,390
                                                                                                                   ---------------
          FOOD PRODUCTS 1.0%
          Unilever PLC                                            United Kingdom                   30,710                  872,519
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
          Covidien PLC                                            United States                     8,326                  360,183
                                                                                                                   ---------------
          HEALTH CARE PROVIDERS & SERVICES 0.8%
          Quest Diagnostics Inc.                                  United States                    13,890                  724,919
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 0.5%
          Compass Group PLC                                       United Kingdom                   71,608                  437,107
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 2.5%
          General Electric Co.                                    United States                    23,450                  385,049
          Koninklijke Philips Electronics NV                       Netherlands                     21,170                  515,404
          Siemens AG, ADR                                            Germany                       12,220                1,135,971
          Tyco International Ltd.                                 United States                     8,326                  287,081
                                                                                                                   ---------------
                                                                                                                         2,323,505
                                                                                                                   ---------------
          INSURANCE 3.8%
          ACE Ltd.                                                United States                    17,838                  953,619
          Aviva PLC                                               United Kingdom                   62,828                  449,674
          AXA SA                                                      France                       36,961                1,000,436
      (a) Progressive Corp.                                       United States                    34,660                  574,663
          Swiss Reinsurance Co.                                    Switzerland                      5,310                  239,631
          Torchmark Corp.                                         United States                     6,350                  275,781
                                                                                                                   ---------------
                                                                                                                         3,493,804
                                                                                                                   ---------------
          IT SERVICES 0.9%
          Accenture PLC, A                                        United States                    22,100                  823,667
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          MEDIA 5.7%
          British Sky Broadcasting Group PLC                      United Kingdom                   35,591          $       325,027
          Comcast Corp., A                                        United States                    53,133                  854,379
          News Corp., A                                           United States                    64,570                  774,195
          Pearson PLC                                             United Kingdom                   63,912                  787,408
          Reed Elsevier NV                                          Netherlands                    37,947                  428,061
          Time Warner Cable Inc.                                  United States                     5,057                  217,906
          Time Warner Inc.                                        United States                    20,149                  579,888
      (a) Viacom Inc., B                                          United States                    28,204                  790,840
          Vivendi SA                                                  France                       16,213                  501,586
                                                                                                                   ---------------
                                                                                                                         5,259,290
                                                                                                                   ---------------
          MULTI-UTILITIES 0.7%
          PG&E Corp.                                              United States                    15,830                  640,957
                                                                                                                   ---------------
          MULTILINE RETAIL 1.0%
          Target Corp.                                            United States                    18,767                  876,044
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 4.8%
          BP PLC                                                  United Kingdom                  130,321                1,151,603
          Chevron Corp.                                           United States                     5,790                  407,790
          Eni SpA                                                     Italy                        24,592                  614,548
          Royal Dutch Shell PLC, B                                United Kingdom                   38,652                1,072,222
          StatoilHydro ASA                                            Norway                       18,900                  424,907
          Total SA, B                                                 France                       12,240                  727,168
                                                                                                                   ---------------
                                                                                                                         4,398,238
                                                                                                                   ---------------
          PHARMACEUTICALS 8.0%
          Abbott Laboratories                                     United States                     9,627                  476,248
          Bristol-Myers Squibb Co.                                United States                    23,584                  531,112
          GlaxoSmithKline PLC                                     United Kingdom                   30,757                  604,522
          Merck & Co. Inc.                                        United States                    24,820                  785,057
          Merck KGaA                                                 Germany                        4,760                  473,298
          Novartis AG                                              Switzerland                     11,760                  588,227
          Pfizer Inc.                                             United States                    60,304                  998,031
          Roche Holding AG                                         Switzerland                      1,610                  260,153
          Sanofi-Aventis                                              France                       13,311                  976,687
          Takeda Pharmaceutical Co. Ltd.                              Japan                        14,786                  616,118
      (a) Watson Pharmaceuticals Inc.                             United States                    29,652                1,086,449
                                                                                                                   ---------------
                                                                                                                         7,395,902
                                                                                                                   ---------------
          PROFESSIONAL SERVICES 0.4%
          Adecco SA                                                Switzerland                      6,810                  361,982
                                                                                                                   ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
          Cheung Kong (Holdings) Ltd.                                Hong Kong                     37,748                  479,034
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
          Samsung Electronics Co. Ltd.                             South Korea                      2,200                1,524,012
          Taiwan Semiconductor Manufacturing Co. Ltd.                 Taiwan                       90,449                  182,340
                                                                                                                   ---------------
                                                                                                                         1,706,352
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          SOFTWARE 4.4%
      (a) Check Point Software Technologies Ltd.                      Israel                       27,306          $       774,125
          Microsoft Corp.                                         United States                    39,012                1,010,021
          Nintendo Co. Ltd.                                           Japan                         2,341                  599,889
          Oracle Corp.                                            United States                    61,267                1,276,804
          SAP AG, ADR                                                Germany                        7,470                  365,059
                                                                                                                   ---------------
                                                                                                                         4,025,898
                                                                                                                   ---------------
          SPECIALTY RETAIL 0.1%
          The Home Depot Inc.                                     United States                     5,020                  133,733
                                                                                                                   ---------------
          TRADING COMPANIES & DISTRIBUTORS 0.3%
      (a) Wolseley PLC                                            United Kingdom                   11,609                  279,743
                                                                                                                   ---------------
          WIRELESS TELECOMMUNICATION SERVICES 1.2%
          Vodafone Group PLC, ADR                                 United Kingdom                   50,593                1,138,342
                                                                                                                   ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $51,127,634)                                             55,380,782
                                                                                                                   ---------------
          PREFERRED STOCKS 1.0%
          METALS & MINING 0.7%
          Vale SA, ADR, pfd.,A                                        Brazil                       33,728                  691,761
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 0.3%
          Petroleo Brasileiro SA, ADR, pfd.                           Brazil                        6,070                  238,612
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $194,930)                                                                           930,373
                                                                                                                   ---------------

                                                                                                PRINCIPAL(C)
                                                                                                   AMOUNT
                                                                                          -----------------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 34.4%
          European Investment Bank, senior note,
             1612/37, 6.50%, 9/10/14                             Supranational(d)                 291,000     NZD          216,740
    (e,f) Government of Argentina, senior bond, FRN,
             0.943%, 8/03/12                                        Argentina                   1,334,000                  405,536
          Government of Indonesia,
             FR31, 11.00%, 11/15/20                                 Indonesia              12,000,000,000     IDR        1,312,597
             FR37, 12.00%, 9/15/26                                  Indonesia               3,140,000,000     IDR          357,299
             FR40, 11.00%, 9/15/25                                  Indonesia               9,900,000,000     IDR        1,049,020
          Government of Malaysia,
             3.756%, 4/28/11                                         Malaysia                  13,480,000     MYR        3,979,763
             3.833%, 9/28/11                                         Malaysia                      35,000     MYR           10,367
             3.461%, 7/31/13                                         Malaysia                   1,340,000     MYR          389,593
             3.814%, 2/15/17                                         Malaysia                   6,640,000     MYR        1,901,547
          Government of Mexico, M 20, 10.00%, 12/05/24               Mexico                       142,000 (g) MXN        1,216,225
          Government of Poland,
             4.75%, 4/25/12                                           Poland                   10,050,000     PLN        3,470,724
             5.75%, 9/23/22                                           Poland                    4,075,000     PLN        1,356,876
          Government of Sweden,
             5.25%, 3/15/11                                           Sweden                   22,030,000     SEK        3,360,850
             5.50%, 10/08/12                                          Sweden                    8,620,000     SEK        1,359,338
          KfW Bankengruppe, senior note, 6.50%, 11/15/11             Germany                      250,000     NZD          185,832
          Korea Treasury Bond,
             0400-1206, 4.00%, 6/10/12                             South Korea              1,679,600,000     KRW        1,413,482
             0475-1112, 4.75%, 12/10/11                            South Korea              1,029,770,000     KRW          881,877
             0525-1209, 5.25%, 9/10/12                             South Korea              1,840,000,000     KRW        1,591,978
             0525-1303, 5.25%, 3/10/13                             South Korea                 79,210,000     KRW           68,466
             0550-1106, 5.50%, 6/10/11                             South Korea                800,240,000     KRW          693,280
             0550-1709, 5.50%, 9/10/17                             South Korea                547,680,000     KRW          470,252
          New South Wales Treasury Corp., 6.00%, 5/01/12            Australia                   1,025,000     AUD          921,951

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          Nota Do Tesouro Nacional,
             9.609%, 1/01/12                                          Brazil                        1,900 (h) BRL  $     1,040,541
      (i)    Index Linked, 6.00%, 5/15/15                             Brazil                        1,885 (h) BRL        1,932,645
      (i)    Index Linked, 6.00%, 5/15/45                             Brazil                        1,430 (h) BRL        1,432,850
             Province of Ontario, 6.25%, 6/16/15                      Canada                       64,000     NZD           46,333
             Queensland Treasury Corp., 11, 6.00%,
                6/14/11                                               Australia                   510,000     AUD          459,429
             Svensk Exportkredit AB, senior note, 7.625%,
                6/30/14                                               Sweden                       85,000     NZD           64,566
                                                                                                                   ---------------
             TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $30,767,926)                                          31,589,957
                                                                                                                   ---------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $82,090,490)                                         87,901,112
                                                                                                                   ---------------

                                                                                              SHARES
                                                                                          ---------------
             SHORT TERM INVESTMENTS (COST $3,791,070) 4.1%
             MONEY MARKET FUNDS 4.1%
      (j)    Institutional Fiduciary Trust Money Market
                Portfolio, 0.00%                                  United States                 3,791,070                3,791,070
                                                                                                                   ---------------
             TOTAL INVESTMENTS (COST $85,881,560) 99.8%                                                                 91,692,182
             OTHER ASSETS, LESS LIABILITIES 0.2%                                                                           191,619
                                                                                                                   ---------------
             NET ASSETS 100.0%                                                                                     $    91,883,801
                                                                                                                   ---------------

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) A supranational organization is an entity formed by two or more central governments through international treaties.

(e)  The coupon rate shown represents the rate at period end.

(f) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(g)  Principal amount is stated in 100 Mexican Peso Units.

(h)  Principal amount is stated in 1,000 Brazilian Real Units.

(i)  Redemption price at maturity is adjusted for inflation.

(j) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                         CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY            COUNTERPARTY  TYPE    QUANTITY       AMOUNT*        DATE     APPRECIATION  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
Japanese Yen            UBSW      Sell   156,783,181  1,177,758 EUR   10/15/09      $     --    $   (23,804)
Japanese Yen            UBSW      Buy    156,783,181  1,201,956 EUR   10/15/09            --        (11,600)
Chinese Yuan            HSBC      Buy        205,268     29,676       10/23/09           409             --
Chinese Yuan            HSBC      Buy        351,200     50,502       10/26/09           974             --
Chinese Yuan            HSBC      Buy        213,420     30,467       10/27/09           815             --
New Zealand Dollar      UBSW      Sell       264,563    162,349       11/30/09            --        (27,878)
New Zealand Dollar      DBAB      Sell       262,969    161,818       11/30/09            --        (27,263)
New Zealand Dollar      CITI      Sell       149,669     91,993       11/30/09            --        (15,623)
Mexican Peso            CITI      Sell     1,088,000     80,310        12/1/09           398             --
New Zealand Dollar      BZWS      Sell       438,596    271,052        12/2/09            --        (44,266)
New Zealand Dollar      DBAB      Sell       113,427     68,994        12/2/09            --        (12,551)
New Zealand Dollar      FBCO      Sell        37,431     23,150        12/2/09            --         (3,760)
Chinese Yuan            HSBC      Buy        277,000     30,076 EUR    12/4/09            --         (3,334)
Chinese Yuan            HSBC      Buy        220,000     30,096        12/4/09         2,203             --
Mexican Peso            DBAB      Buy     15,131,805  1,068,819       12/22/09        39,019             --
Mexican Peso            DBAB      Sell    15,131,805  1,115,981       12/22/09         8,142             --
Mexican Peso            DBAB      Buy      6,284,207    445,341       12/23/09        14,671             --
Mexican Peso            DBAB      Sell     6,284,207    463,844       12/23/09         3,832             --
Mexican Peso            DBAB      Buy     10,076,041    712,546       12/24/09        24,921             --
Mexican Peso            DBAB      Sell    10,076,041    741,049       12/24/09         3,582             --
Euro                    DBAB      Sell       329,000    456,323        1/11/10            --        (24,959)
Euro                    JPHQ      Sell       144,000    200,318        1/13/10            --        (10,333)
Chilean Peso            DBAB      Buy     51,350,000     81,301        1/28/10        12,942             --
Chilean Peso            JPHQ      Buy     15,570,000     24,793        1/29/10         3,784             --
Chilean Peso            DBAB      Buy    118,180,000    188,366        1/29/10        28,540             --
Mexican Peso            CITI      Sell     1,099,000     80,619        1/29/10           605             --
Mexican Peso            DBAB      Sell     3,500,000    256,856        1/29/10         2,034             --
New Zealand Dollar      UBSW      Sell       177,046    115,239        1/29/10            --        (11,531)
Chilean Peso            DBAB      Buy     24,790,000     39,664         2/2/10         5,843             --
New Zealand Dollar      DBAB      Sell       892,571    451,230         2/2/10            --       (187,698)
Chilean Peso            DBAB      Buy     46,510,000     74,357         2/3/10        11,024             --
Chinese Yuan            DBAB      Buy      2,351,000    333,322         2/3/10        11,667             --
Chilean Peso            DBAB      Buy     24,390,000     39,659        2/12/10         5,132             --
Chilean Peso            DBAB      Buy     60,030,000     99,141        2/16/10        11,117             --
Chilean Peso            DBAB      Buy     59,930,000     99,717        2/17/10        10,362             --
Chilean Peso            CITI      Buy    102,710,000    169,521        2/26/10        19,204             --
Chilean Peso            DBAB      Buy     30,220,000     49,852        2/26/10         5,676             --
New Zealand Dollar      DBAB      Sell     2,625,063  1,316,469        2/26/10            --       (559,430)
Chilean Peso            DBAB      Buy     30,070,000     49,851         3/3/10         5,413             --
Chilean Peso            DBAB      Buy     48,850,000     79,768         3/4/10        10,013             --
Chilean Peso            DBAB      Buy     30,610,000     49,853         3/5/10         6,407             --
Chilean Peso            DBAB      Buy     28,870,000     46,926         3/8/10         6,143             --
Chilean Peso            DBAB      Buy     30,670,000     49,850         3/9/10         6,530             --
Indian Rupee            DBAB      Buy      3,875,000     74,888         4/9/10         5,008             --
Indian Rupee            DBAB      Buy      8,310,000    160,487        4/12/10        10,801             --
Indian Rupee            JPHQ      Buy      5,581,000    106,977        4/13/10         8,049             --
Indian Rupee            JPHQ      Buy      5,479,000    106,991        4/15/10         5,910             --
Indian Rupee            JPHQ      Buy      2,737,000     53,646        4/19/10         2,731             --
Indian Rupee            DBAB      Buy      1,921,000     37,446        4/19/10         2,122             --
Chilean Peso            CITI      Buy     58,723,000    100,090        4/23/10         7,965             --
Chilean Peso            CITI      Buy     57,341,000     97,825        4/26/10         7,690             --
Indian Rupee            DBAB      Buy      3,892,000     75,104        4/26/10         5,008             --

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Chilean Peso            CITI      Buy     45,505,000     77,488        4/27/10         6,247             --
Chilean Peso            JPHQ      Buy     45,343,000     77,490        4/27/10         5,948             --
Indian Rupee            JPHQ      Buy        555,000     10,725        4/27/10           698             --
Chilean Peso            UBSW      Buy      9,151,000     15,497        4/28/10         1,342             --
Chilean Peso            CITI      Buy     73,088,000    123,983        4/28/10        10,510             --
Indian Rupee            JPHQ      Buy      2,755,000     53,651        4/28/10         3,046             --
Indian Rupee            JPHQ      Buy      2,757,000     53,638        4/30/10         3,089             --
Indian Rupee            DBAB      Buy      5,273,000    107,439         6/1/10           714             --
Indian Rupee            HSBC      Buy        156,000      3,216         6/2/10            --            (17)
Indian Rupee            HSBC      Buy        774,000     16,125         6/3/10            --           (253)
Indian Rupee            HSBC      Buy      5,163,000    107,428         6/4/10            --         (1,563)
Indian Rupee            DBAB      Buy      2,582,000     53,725         6/7/10            --           (797)
Indian Rupee            DBAB      Buy      1,302,000     27,012         6/8/10            --           (326)
Indian Rupee            HSBC      Buy      1,037,000     21,492         6/8/10            --           (237)
Indian Rupee            DBAB      Buy      1,051,000     21,603        6/10/10            --            (66)
Indian Rupee            BZWS      Buy      1,572,000     32,412        6/11/10            --           (201)
Indian Rupee            HSBC      Buy      1,054,000     21,621        6/11/10            --            (24)
Indian Rupee            DBAB      Buy      2,632,000     54,034        6/16/10            --           (130)
Indian Rupee            DBAB      Buy      2,397,000     48,621        6/21/10           447             --
Indian Rupee            JPHQ      Buy      2,756,000     55,903        6/22/10           508             --
Indian Rupee            DBAB      Buy      4,171,000     83,864        6/24/10         1,492             --
Indian Rupee            HSBC      Buy      2,801,000     55,908        6/25/10         1,407             --
Malaysian Ringgit       JPHQ      Buy      1,685,000    474,849        6/29/10         7,735             --
Indian Rupee            DBAB      Buy      2,769,000     55,906         7/9/10           687             --
Indian Rupee            JPHQ      Buy      2,771,000     55,901         7/9/10           733             --
Indian Rupee            DBAB      Buy      1,399,000     27,952        7/12/10           633             --
Indian Rupee            JPHQ      Buy      1,683,000     33,554        7/12/10           834             --
New Zealand Dollar      DBAB      Sell       439,116    282,571        7/30/10            --        (27,509)
New Zealand Dollar      DBAB      Sell       437,445    280,993         8/3/10            --        (27,804)
New Zealand Dollar      BZWS      Sell       171,242    109,937         8/3/10            --        (10,944)
New Zealand Dollar      DBAB      Sell       173,312    110,729         8/4/10            --        (11,603)
New Zealand Dollar      BZWS      Sell        86,282     55,393         8/4/10            --         (5,509)
New Zealand Dollar      HSBC      Sell       705,000    455,994         8/5/10            --        (41,588)
New Zealand Dollar      CITI      Sell       434,419    283,687         8/5/10            --        (22,922)
New Zealand Dollar      DBAB      Sell       128,871     83,998         8/5/10            --         (6,958)
New Zealand Dollar      CITI      Sell       170,128    111,181         8/6/10            --         (8,883)
New Zealand Dollar      FBCO      Sell        84,907     55,295         8/6/10            --         (4,626)
New Zealand Dollar      CITI      Sell       167,867    110,366         8/9/10            --         (8,073)
New Zealand Dollar      DBAB      Sell       168,625    110,921         8/9/10            --         (8,052)
New Zealand Dollar      FBCO      Sell       165,953    109,355         8/9/10            --         (7,734)
New Zealand Dollar      FBCO      Sell       166,244    110,408        8/11/10            --         (6,867)
New Zealand Dollar      DBAB      Sell       156,084    101,954        8/12/10            --         (8,144)
Brazilian Real          DBAB      Buy        118,000  5,730,906 JPY    8/17/10            --         (1,477)
Japanese Yen            UBSW      Sell    16,359,000    172,461        8/17/10            --        (10,559)
Brazilian Real          DBAB      Buy         87,000  4,189,050 JPY    8/18/10            --           (694)
Japanese Yen            JPHQ      Sell     8,129,000     86,231        8/18/10            --         (4,717)
Brazilian Real          DBAB      Buy        131,000  6,157,786 JPY    8/19/10           615             --
Japanese Yen            HSBC      Sell     8,091,000     86,001        8/19/10            --         (4,524)
Japanese Yen            DBAB      Sell     8,122,000     86,004        8/20/10            --         (4,871)
Japanese Yen            BZWS      Sell     8,112,000     86,135        8/20/10            --         (4,628)
Japanese Yen            CITI      Sell    16,207,000    172,264        8/23/10            --         (9,086)
Japanese Yen            FBCO      Sell    16,088,000    172,262        8/23/10            --         (7,756)
Japanese Yen            JPHQ      Sell    16,172,000    172,258        8/24/10            --         (8,705)
Japanese Yen            BZWS      Sell    16,118,000    172,256        8/24/10            --         (8,103)
New Zealand Dollar      FBCO      Sell       152,518    100,567        8/24/10            --         (6,907)
Japanese Yen            DBAB      Sell     8,016,000     86,129        8/25/10            --         (3,572)

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

New Zealand Dollar      DBAB      Sell       152,000    101,612        8/27/10            --         (5,470)
Brazilian Real          DBAB      Buy         87,000  4,064,901 JPY    8/31/10           550             --
Japanese Yen            JPHQ      Sell     8,034,000     86,127         9/1/10            --         (3,792)
Brazilian Real          DBAB      Buy        131,000  6,057,047 JPY     9/2/10         1,507             --
Japanese Yen            HSBC      Sell     7,950,000     86,129         9/2/10            --         (2,853)
Japanese Yen            HSBC      Sell    11,973,000    129,189         9/9/10            --         (4,847)
Japanese Yen            HSBC      Sell    11,932,000    129,190        9/10/10            --         (4,391)
Japanese Yen            DBAB      Sell    10,480,000    114,166        9/10/10            --         (3,159)
Japanese Yen            UBSW      Sell     8,706,000     95,143        9/13/10            --         (2,330)
Brazilian Real          DBAB      Buy        196,000  9,138,950 JPY    9/15/10         1,075             --
Japanese Yen            HSBC      Sell     6,926,000     76,108        9/15/10            --         (1,440)
Japanese Yen            UBSW      Sell    10,316,000    114,164        9/15/10            --         (1,341)
Japanese Yen            BZWS      Sell     6,850,000     76,115        9/15/10            --           (582)
Japanese Yen            HSBC      Sell    10,274,000    114,168        9/16/10            --           (870)
Japanese Yen            DBAB      Sell     3,444,000     38,055        9/16/10            --           (507)
Japanese Yen            JPHQ      Sell     6,888,000     76,111        9/21/10            --         (1,025)
Japanese Yen            HSBC      Sell     3,415,000     38,054        9/21/10            --           (189)
Swedish Krona           UBSW      Buy      3,000,000    295,069 EUR    9/23/10            --           (658)
Japanese Yen            JPHQ      Sell     5,861,000     64,766        9/24/10            --           (874)
Japanese Yen            JPHQ      Sell       583,000      6,479        9/27/10            --            (51)
Japanese Yen            JPHQ      Sell     2,180,000     24,225        9/28/10            --           (193)
Japanese Yen            JPHQ      Sell     3,634,000     40,382        9/29/10            --           (322)
                                                                                    -----------------------
   Unrealized appreciation (depreciation)                                            366,503     (1,285,353)
                                                                                    -----------------------
      Net unrealized appreciation (depreciation)                                    $     --    $  (918,850)
                                                                                    =======================

*    In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

COUNTERPARTY

BZWS   Barclays Bank Plc
CITI   Citibank N.A.
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HSBC   HSBC Bank USA
JPHQ   JP Morgan Chase Bank, N.A.
UBSW   UBS AG

CURRENCY

AUD    Australian Dollar
BRL    Brazilian Real
IDR    Indonesian Rupiah
EUR    Euro
JPY    Japanese Yen
KRW    South Korean Won
MXN    Mexican Peso
MYR    Malaysian Ringgit
NZD    New Zealand Dollar
PLN    Polish Zloty
SEK    Swedish Krona

SELECTED PORTFOLIO

ADR    American Depository Receipt
FRN    Floating Rate Note

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                           PRINCIPAL(a)
                                                                                               AMOUNT                   VALUE
                                                                                          ---------------          --------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 91.4%
          ARGENTINA 2.1%
    (b,c) Government of Argentina, senior bond, FRN,
             0.943%, 8/03/12                                                                  107,485,000          $    32,675,440
                                                                                                                   ---------------
          AUSTRALIA 5.5%
          New South Wales Treasury Corp.,
             6.00%, 5/01/12                                                                    13,180,000     AUD       11,854,942
             senior note, 5.50%, 3/01/17                                                       32,225,000     AUD       27,850,535
          Queensland Treasury Corp.,
             11, 6.00%, 6/14/11                                                                 3,050,000     AUD        2,747,569
             13, 6.00%, 8/14/13                                                                 6,580,000     AUD        5,907,183
             17, 6.00%, 9/14/17                                                                13,160,000     AUD       11,722,333
             (d)144A, 7.125%, 9/18/17                                                          33,340,000     NZD       25,063,471
                                                                                                                   ---------------
                                                                                                                        85,146,033
                                                                                                                   ---------------
          AUSTRIA 0.0%(e)
      (d) Government of Austria, senior bond, 144A,
             5.00%, 7/15/12                                                                       400,000     EUR          634,360
                                                                                                                   ---------------
          BRAZIL 4.7%
          Nota Do Tesouro Nacional,
             (f)9.609%, 1/01/12                                                                    32,545 (g) BRL       17,823,381
             9.609%, 1/01/14                                                                        7,100 (g) BRL        3,718,262
             9.609%, 1/01/17                                                                       22,490 (g) BRL       11,127,628
             (h)Index Linked, 6.00%, 5/15/11                                                        2,055 (g) BRL        2,151,062
             (h)index Linked, 6.00%, 5/15/15                                                       27,735 (g) BRL       28,436,030
             (h)index Linked, 6.00%, 5/15/45                                                       10,825 (g) BRL       10,846,574
                                                                                                                   ---------------
                                                                                                                        74,102,937
                                                                                                                   ---------------
          CANADA 2.7%
          Province of Manitoba, 6.375%, 9/01/15                                                39,310,000     NZD       28,131,318
          Province of Ontario, 6.25%, 6/16/15                                                  20,165,000     NZD       14,598,443
                                                                                                                   ---------------
                                                                                                                        42,729,761
                                                                                                                   ---------------
          FRANCE 2.9%
          Government of France,
             4.00%, 10/25/09                                                                      195,000     EUR          285,676
             4.25%, 10/25/17                                                                   27,650,000     EUR       43,312,233
             4.25%, 4/25/19                                                                     1,520,000     EUR        2,365,502
                                                                                                                   ---------------
                                                                                                                        45,963,411
                                                                                                                   ---------------
          GERMANY 1.1%
          KfW Bankengruppe, senior note, 6.375%,
             2/17/15                                                                            8,730,000     NZD        6,374,688
          Landwirtschaftliche Rentenbank, senior note,
             8.50%, 2/22/16                                                                   137,707,000     MXN       10,077,105
                                                                                                                   ---------------
                                                                                                                        16,451,793
                                                                                                                   ---------------
          HUNGARY 2.1%
          Government of Hungary,
             3.50%, 7/18/16                                                                     1,055,000     EUR        1,387,284
             4.375%, 7/04/17                                                                    5,380,000     EUR        7,378,330
             5.75%, 6/11/18                                                                    13,795,000     EUR       20,822,472
             senior note, 3.875%, 2/24/20                                                       3,120,000     EUR        3,885,218
                                                                                                                   ---------------
                                                                                                                        33,473,304
                                                                                                                   ---------------
          INDONESIA 9.5%
          Government of Indonesia,
             FR20, 14.275%, 12/15/13                                                       14,267,000,000     IDR        1,749,168
             FR31, 11.00%, 11/15/20                                                       167,351,000,000     IDR       18,305,371
             FR34, 12.80%, 6/15/21                                                        207,810,000,000     IDR       25,133,269
             FR35, 12.90%, 6/15/22                                                         66,582,000,000     IDR        8,076,823
             FR36, 11.50%, 9/15/19                                                         30,075,000,000     IDR        3,430,015
             FR37, 12.00%, 9/15/26                                                          8,230,000,000     IDR          936,488
             FR39, 11.75%, 8/15/23                                                          5,491,000,000     IDR          617,702
             FR40, 11.00%, 9/15/25                                                         61,856,000,000     IDR        6,554,361
             FFR42, 10.25%, 7/15/27                                                        88,574,000,000     IDR        8,816,071
             FR43, 10.25%, 7/15/22                                                         68,340,000,000     IDR        6,961,543

       Quarterly Statement of Investments See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             FR44, 10.00%, 9/15/24                                                          4,454,000,000     IDR  $       441,013
             FR46, 9.50%, 7/15/23                                                         226,780,000,000     IDR       21,749,245
             FR47, 10.00%, 2/15/28                                                         61,737,000,000     IDR        5,984,871
             FR48, 9.00%, 9/15/18                                                          16,920,000,000     IDR        1,670,948
             FR49, 9.00%, 9/15/13                                                          35,030,000,000     IDR        3,650,094
             (d)senior bond, 144A, 8.50%, 10/12/35                                              9,119,000               11,070,896
             (d)senior bond, 144A, 6.625%, 2/17/37                                              2,240,000                2,192,404
             (d)senior bond, 144A, 7.75%, 1/17/38                                              10,980,000               12,188,624
             (d)senior note, 144A, 11.625%, 3/04/19                                             6,410,000                9,047,257
                                                                                                                   ---------------
                                                                                                                       148,576,163
                                                                                                                   ---------------
          IRAQ 0.4%
          Government of Iraq,
             (d)144A, 5.80%, 1/15/28                                                            5,055,000                3,819,052
             (i)Reg S, 5.80%, 1/15/28                                                           3,440,000                2,598,920
                                                                                                                   ---------------
                                                                                                                         6,417,972
                                                                                                                   ---------------
          ISRAEL 0.8%
          Government of Israel, 2680, 7.00%, 04/29/11                                          44,440,000     ILS       12,665,822
                                                                                                                   ---------------
          MALAYSIA 3.5%
          Government of Malaysia,
             3.869%, 4/13/10                                                                    1,690,000     MYR          493,111
             3.756%, 4/28/11                                                                  106,560,000     MYR       31,460,200
             3.833%, 9/28/11                                                                    3,660,000     MYR        1,084,059
             3.461%, 7/31/13                                                                   12,600,000     MYR        3,663,342
             3.814%, 2/15/17                                                                   18,885,000     MYR        5,408,242
             4.24%, 2/07/18                                                                    44,360,000     MYR       12,991,071
                                                                                                                   ---------------
                                                                                                                        55,100,025
                                                                                                                   ---------------
          MEXICO 8.8%
          Government of Mexico,
             7.25%, 12/15/16                                                                      250,000 (j) MXN        1,807,495
             (d)144A, 7.50%, 3/08/10                                                              450,000     EUR          675,316
             MI10, 9.00%, 12/20/12                                                                265,000 (j) MXN        2,094,301
             MI10, 8.00%, 12/19/13                                                                794,500 (j) MXN        6,052,718
             M 10, 8.00%, 12/17/15                                                                726,000 (j) MXN        5,487,986
             M 10, 7.75%, 12/14/17                                                              4,473,000 (j) MXN       33,003,934
             M 20, 10.00%, 12/05/24                                                             8,569,800 (j) MXN       73,400,015
             M 30, 10.00%, 11/20/36                                                             1,755,000 (j) MXN       14,778,323
                                                                                                                   ---------------
                                                                                                                       137,300,088
                                                                                                                   ---------------
          NETHERLANDS 1.3%
          Government of the Netherlands, 4.50%, 7/15/17                                        12,280,000     EUR       19,506,826
                                                                                                                   ---------------
          NORWAY 3.3%
          Government of Norway,
             (f)6.00%, 5/16/11                                                                230,250,000     NOK       41,917,614
             6.50%, 5/15/13                                                                    49,400,000     NOK        9,427,723
                                                                                                                   ---------------
                                                                                                                        51,345,337
                                                                                                                   ---------------
          PERU 0.3%
          Government of Peru,
             7.84%, 8/12/20                                                                     4,945,000     PEN        2,032,631
             Series 7, 8.60%, 8/12/17                                                           6,185,000     PEN        2,662,360
                                                                                                                   ---------------
                                                                                                                         4,694,991
                                                                                                                   ---------------
          PHILIPPINES 0.0%(e)
          (i)Government of the Philippines, Reg S, 9.125%, 2/22/10                                330,000     EUR          496,978
                                                                                                                   ---------------
          POLAND 7.1%
          Government of Poland,
             4.75%, 4/25/12                                                                    44,940,000     PLN       15,519,834
             5.75%, 4/25/14                                                                    92,590,000     PLN       32,247,117
             6.25%, 10/24/15                                                                   44,730,000     PLN       15,873,799
             5.75%, 9/23/22                                                                    48,750,000     PLN       16,232,567

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

             senior note, 6.375%, 7/15/19                                                      27,200,000          $    30,438,378
                                                                                                                   ---------------
                                                                                                                       110,311,695
                                                                                                                   ---------------
          QATAR 0.9%
      (d) Government of Qatar, senior note, 144A, 6.55%, 4/09/19                               12,060,000               13,484,286
                                                                                                                   ---------------
          RUSSIA 4.7%
          Government of Russia,
             (d)144A, 7.50%, 3/31/30                                                           61,590,680               67,186,193
             (i)senior bond, Reg S, 7.50%, 3/31/30                                              4,996,100                5,449,996
                                                                                                                   ---------------
                                                                                                                        72,636,189
                                                                                                                   ---------------
          SOUTH AFRICA 2.3%
          Government of South Africa,
             5.25%, 5/16/13                                                                     3,590,000     EUR        5,481,014
             4.50%, 4/05/16                                                                     1,874,000     EUR        2,697,300
             6.875%, 5/27/19                                                                   21,215,000               23,813,838
             senior note, 6.50%, 6/02/14                                                          805,000                  886,361
             senior note, 5.875%, 5/30/22                                                       3,485,000                3,606,975
                                                                                                                   ---------------
                                                                                                                        36,485,488
                                                                                                                   ---------------
          SOUTH KOREA 13.7%
          The Export-Import Bank of Korea,
             5.125%, 3/16/15                                                                      350,000                  359,240
             4.625%, 2/20/17                                                                      230,000     EUR          325,790
             (i)Reg S, 5.25%, 2/10/14                                                             345,000                  357,289
             senior note, 8.125%, 1/21/14                                                       1,170,000                1,341,693
          Government of Korea, senior bond, 5.625%, 11/03/25                                      730,000                  735,969
          Korea Deposit Insurance Corp.,
             07-1, 5.57%, 9/14/12                                                           6,600,000,000     KRW        5,709,618
             08-1, 5.28%, 2/15/13                                                             880,000,000     KRW          754,414
          Korea Development Bank, senior note, 8.00%, 1/23/14                                   3,875,000                4,433,659
          Korea Treasury Bond,
             (f)0400-1206, 4.00%, 6/10/12                                                  65,085,680,000     KRW       54,773,440
             0475-1112,4.75%, 12/10/11                                                     77,103,490,000     KRW       66,030,056
             0500-1609, 5.00%, 9/10/16                                                      2,806,000,000     KRW        2,357,382
             0525-1209, 5.25%, 9/10/12                                                     28,539,000,000     KRW       24,692,094
             0525-1303, 5.25%, 3/10/13                                                      1,940,790,000     KRW        1,677,535
             0550-1106, 5.50%, 6/10/11                                                     19,791,570,000     KRW       17,146,244
             0550-1709, 5.50%, 9/10/17                                                     13,552,710,000     KRW       11,636,716
             senior note, 7.125%, 4/16/19                                                      18,370,000               21,628,728
                                                                                                                   ---------------
                                                                                                                       213,959,867
                                                                                                                   ---------------
          SRI LANKA 1.9%
          Government of Sri Lanka, A,
             8.50%, 1/15/13                                                                   694,400,000     LKR        5,614,008
             13.50%, 2/01/13                                                                  674,300,000     LKR        6,245,631
             11.25%, 7/15/14                                                                  773,000,000     LKR        6,731,867
             11.00%, 8/01/15                                                                1,349,700,000     LKR       11,596,926
                                                                                                                   ---------------
                                                                                                                        30,188,432
                                                                                                                   ---------------
      (k) SUPRANATIONAL 2.3%
          Corporacion Andina De Fomento, 8.125%, 6/04/19                                        9,880,000               11,623,326
          European Investment Bank, senior note,
             4.50%, 5/15/13                                                                    33,700,000     NOK        5,973,554
             1612/37, 6.50%, 9/10/14                                                            7,850,000     NZD        5,846,761
          Inter-American Development Bank,
             6.00%, 12/15/17                                                                      575,000     NZD          416,080
             senior note, 7.50%, 12/05/24                                                     200,000,000     MXN       12,329,919
                                                                                                                   ---------------
                                                                                                                        36,189,640
                                                                                                                   ---------------
          SWEDEN 7.0%
          Government of Sweden, 5.25%, 3/15/11                                                712,870,000     SEK      108,753,921
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          UNITED ARAB EMIRATES 0.9%
      (d) Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                                           11,840,000               13,273,765
                                                                                                                   ---------------
          VENEZUELA 1.6%
          Government of Venezuela,
             10.75%, 9/19/13                                                                   13,570,000               13,502,150
             (i)senior bond, Reg S, 5.375%, 8/07/10                                            11,235,000               10,979,404
                                                                                                                   ---------------
                                                                                                                        24,481,554
                                                                                                                   ---------------
                TOTAL FOREIGN GOVERNMENT AND AGENCY
                   SECURITIES (COST $1,346,717,960)                                                                  1,427,046,078
                                                                                                                   ---------------
          MUNICIPAL BONDS 3.7%
          UNITED STATES AND U.S. TERRITORIES 3.7%
          Alabama Public Housing Authorities Capital
             Program Revenue, Series B, FSA Insured,
             4.45%, 1/01/24                                                                       330,000                  335,907
          Alabama State University Revenue, General
             Tuition and Fee, Assured Guaranty,
             5.00%, 9/01/29                                                                       175,000                  186,975
             5.75%, 9/01/39                                                                       175,000                  194,093
          Bay Area Toll Authority Toll Bridge Revenue,
             San Francisco Bay Area, Refunding,
             Series F1,
             5.00%, 4/01/39                                                                     1,330,000                1,418,033
             5.50%, 4/01/43                                                                     2,810,000                3,100,217
          Bexar County Hospital District GO,
             Certificates of Obligation, 5.00%, 2/15/32                                         1,615,000                1,672,946
          Bexar County Revenue, Venue Project,
             Refunding, Series A, BHAC Insured, 5.25%,
             8/15/47                                                                            1,450,000                1,521,108
          California State GO,
             Refunding, 5.13%, 4/01/33                                                          4,725,000                4,794,788
             Refunding, 5.00%, 4/01/38                                                          1,985,000                1,990,439
             Various Purpose, 6.00%, 4/01/38                                                   11,650,000               12,789,254
          Florida State Hurricane Catastrophe Fund
             Finance Corp. Revenue, Series A, 4.25%,
             7/01/14                                                                            4,545,000                4,783,794
          Hamilton County Sales Tax Revenue, sub. bond,
             Refunding, Series A, FSA Insured, 5.00%,
             12/01/32                                                                           3,650,000                3,801,183
          Illinois Municipal Electricity Agency Power
             Supply Revenue, Series A, BHAC Insured,
             5.00%, 2/01/35                                                                     2,155,000                2,251,522
          Las Vegas Valley Water District GO,
             Refunding, Series A, NATL Insured, 5.00%,
             6/01/26                                                                              860,000                  896,464
          Lewisville ISD, GO, School Building, 5.00%,
             8/15/26                                                                            1,200,000                1,334,472
          Los Angeles USD, GO, Series I, 5.00%,
             7/01/26                                                                              400,000                  434,332
             7/01/27                                                                              425,000                  458,622
          Minneapolis Health Care System Revenue,
             Fairview Health Services, Series B,
             Assured Guaranty, 6.50%, 11/15/38                                                  1,790,000                2,046,435
          MTA Revenue,
             Series B, Assured Guaranty, 5.25%,
                11/15/20                                                                          950,000                1,084,045
             Transportation, Series A, FSA Insured,
                5.50%, 11/15/21                                                                   900,000                1,065,654
          North Carolina Eastern Municipal Power Agency
             Power System Revenue, Refunding, Series A,
             Assured Guaranty, 5.25%, 1/01/19                                                   2,400,000                2,676,408
          Palomar Pomerado Health GO, Election of 2004,
             Series A, NATL Insured, 5.125%, 8/01/37                                            4,570,000                4,635,808
          Philadelphia GO, Refunding, Series A, Assured
             Guaranty, 5.00%, 8/01/24                                                             500,000                  528,590
          Puerto Rico Commonwealth GO, Public
             Improvement, Refunding, Series A, NATL
             Insured, 5.50%, 7/01/21                                                              875,000                  940,809
          Regional Transportation District Sales Tax
             Revenue, Fastracks Project, Series A,
             AMBAC Insured, 5.00%, 11/01/27                                                     1,290,000                1,395,986
          Tarrant County Cultural Education Facilities
             Finance Corp. Revenue, Christus Health,
             Refunding, Series A, Assured Guaranty,
             6.25%, 7/01/28                                                                     1,500,000                1,709,910
                                                                                                                   ---------------
          TOTAL MUNICIPAL BONDS (COST $53,457,764)                                                                      58,047,794
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,400,175,724)                                      1,485,093,872
                                                                                                                   ---------------
          SHORT TERM INVESTMENTS 5.5%
          FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $11,796,921) 0.8%
          NORWAY 0.8%
      (i) Norway Treasury Bill, 3/17/10                                                        76,400,000     NOK       13,118,110
                                                                                                                   ---------------

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $ 1,411,972,645)                                      1,498,211,982
                                                                                                                   ---------------
          REPURCHASE AGREEMENTS (COST $73,180,107) 4.7%
      (m) Joint Repurchase Agreement, 0.029%, 10/01/09                                    $    73,180,107          $    73,180,107
             (Maturity Value $73,180,166)
          Banc of America Securities LLC
             (Maturity Value $9,228,019)
          Barclays Capital Inc. (Maturity Value
             $10,842,373)
          BNP Paribas Securities Corp. (Maturity Value
             $18,455,307)
          Credit Suisse Securities (USA) LLC (Maturity
             Value $11,534,658)
          Deutsche Bank Securities Inc. (Maturity
             Value $6,971,874)
          HSBC Securities (USA) Inc. (Maturity Value
             $6,920,648)
          Morgan Stanley & Co. Inc. (Maturity Value
             $6,920,648)
          UBS Securities LLC (Maturity Value $2,306,639)
          Collateralized by U.S. Government Agency
             Securities, 0.50%- 5.00%, 3/19/10-2/13/17;
          (i)U.S. Government Agency Discount Notes,
             12/31/09 - 4/26/10;
          (i)U.S. Treasury Bills, 6/10/20; and U.S.
             Treasury Notes, 1.50% - 4.125%,
             7/15/10-8/31/14
                                                                                                                   ---------------
          Total Investments (Cost $1,485,152,752) 100.6%                                                             1,571,392,089
          Other Assets, less Liabilities (0.6)%                                                                         (9,003,662)
                                                                                                                   ---------------
          Net Assets 100.0%                                                                                        $ 1,562,388,427
                                                                                                                   ===============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $158,635,624, representing 10.15% of net assets.

(e)  Rounds to less than 0.1% of net assets.

(f)  A portion or all of the security purchased on a delayed delivery basis.

(g)  Principal amount is stated in 1,000 Brazilian Real Units.

(h)  Redemption price at maturity is adjusted for inflation.

(i) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $19,882,587, representing 1.27% of net assets.

(j)  Principal amount is stated in 100 Mexican Peso Units.

(k) A supranational organization is an entity formed by two or more central governments through international treaties.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2009, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

At September 30, 2009, the fund had the following forward exchange contracts outstanding. See Note 3.

                                                             CONTRACT      SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY              COUNTERPARTY  TYPE     QUANTITY         AMOUNT*         DATE     APPRECIATION  DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Russian Ruble             DBAB      Buy       52,371,914   22,711,151 MXN    2-Oct-09   $    61,136  $         --
Russian Ruble             DBAB      Buy       53,312,773   23,225,918 MXN    6-Oct-09        53,654            --
Vietnamese Dong           HSBC      Buy   44,923,725,686    3,648,005 AUD    7-Oct-09            --      (700,668)
Malaysian Ringgit         DBAB      Buy       11,434,805    3,221,526        9-Oct-09        81,045            --
Chinese Yuan              HSBC      Buy       14,831,631    3,204,553 AUD   13-Oct-09            --      (650,153)
Kazakhstan Tenge          CITI      Buy      361,308,750    2,795,426       13-Oct-09            --      (403,563)
Malaysian Ringgit         DBAB      Buy        4,934,783    1,389,884       13-Oct-09        35,112            --
Chinese Yuan              HSBC      Buy       35,001,331    3,714,063 EUR   15-Oct-09            --      (304,994)
Chinese Yuan              HSBC      Buy       35,172,030    3,761,574 EUR   16-Oct-09            --      (349,378)
Chinese Yuan              HSBC      Buy       25,132,672    5,336,806 AUD   19-Oct-09            --    (1,016,649)
Chinese Yuan              HSBC      Buy       47,143,455    5,062,450 EUR   19-Oct-09            --      (497,914)
Chinese Yuan              HSBC      Buy       29,130,000    4,208,017       21-Oct-09        61,166            --
Russian Ruble             DBAB      Buy       92,110,000    3,050,000       22-Oct-09         1,601            --
Chinese Yuan              HSBC      Buy       36,599,833    5,291,287       23-Oct-09        72,877            --
Chilean Peso              CITI      Buy      921,291,798    1,395,897       26-Oct-09       285,242            --
Chinese Yuan              HSBC      Buy       62,115,025    8,932,101       26-Oct-09       172,221            --
Chinese Yuan              HSBC      Buy       37,116,032    5,298,506       27-Oct-09       141,782            --
Russian Ruble             DBAB      Buy       89,097,000    2,663,587       27-Oct-09       284,720            --
Chilean Peso              CITI      Buy      597,827,644      872,435       28-Oct-09       218,723            --
Swiss Franc               DBAB      Buy        3,423,000    2,343,397 EUR    5-Nov-09            --      (125,478)
Indonesian Rupiah         HSBC      Buy    3,465,000,000      275,000        9-Nov-09        81,414            --
Vietnamese Dong           DBAB      Buy   25,294,025,000    1,315,000        9-Nov-09        93,042            --
Indonesian Rupiah         JPHQ      Buy   34,531,000,000    2,746,004       10-Nov-09       805,155            --
Russian Ruble             DBAB      Buy       92,000,000    2,870,694       10-Nov-09       164,169            --
Indonesian Rupiah         JPHQ      Buy    6,870,000,000      549,161       12-NOV-09       157,053            --
Japanese Yen              UBSW      Sell   1,250,000,000   12,460,749       12-Nov-09            --    (1,469,940)
Japanese Yen              UBSW      Buy    1,250,000,000   10,198,254 EUR   12-Nov-09            --      (989,890)
Japanese Yen              UBSW      Buy    1,250,000,000   12,938,619       12-Nov-09       992,069            --
Japanese Yen              UBSW      Sell   1,250,000,000    9,758,916 EUR   12-Nov-09       347,115            --
Indonesian Rupiah         JPHQ      Buy   36,430,000,000    2,746,325       16-Nov-09       995,433            --
Indonesian Rupiah         JPHQ      Buy    7,386,000,000      523,088       17-Nov-09       235,376            --
Euro                      DBAB      Sell       6,223,000  753,263,035 JPY   18-Nov-09            --      (709,434)
Euro                      DBAB      Buy        6,223,000  800,744,525 JPY   18-Nov-09       180,255            --
Indonesian Rupiah         JPHQ      Buy   35,999,000,000    2,613,358       18-Nov-09     1,082,588            --
United States Dollar      JPHQ      Buy        7,050,000  706,656,750 JPY   18-NOV-09            --      (825,656)
United States Dollar      JPHQ      Sell       7,050,000  670,455,000 JPY   18-Nov-09       422,189            --
Euro                      DBAB      Sell         265,338      335,865       19-Nov-09            --       (52,336)
Euro                      UBSW      Sell       2,876,071    3,620,686       20-Nov-09            --      (587,120)
Russian Ruble             JPHQ      Buy       29,201,000      653,339 EUR   20-Nov-09         5,297            --
Indonesian Rupiah         HSBC      Buy   40,074,000,000    2,613,408       23-Nov-09     1,496,619            --
Euro                      UBSW      Sell       1,918,356    2,390,367       24-Nov-09            --      (416,251)
Euro                      DBAB      Sell         668,538      836,676       25-Nov-09            --      (141,417)
Euro                      DBAB      Sell       1,300,570    1,697,244       30-Nov-09            --      (205,518)
New Zealand Dollar        UBSW      Sell      11,305,079    6,937,362       30-Nov-09            --    (1,191,258)

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

New Zealand Dollar        DBAB      Sell      11,236,978    6,914,674       30-NOV-09            --    (1,164,979)
New Zealand Dollar        CITI      Sell       6,395,559    3,930,960       30-NOV-09            --      (667,599)
Mexican Peso              CITI      Sell      53,811,000    3,972,024        1-Dec-09        19,673            --
New Zealand Dollar        BZWS      Sell      18,741,737   11,582,393        2-Dec-09            --    (1,891,533)
New Zealand Dollar        DBAB      Sell       4,846,894    2,948,220        2-Dec-09            --      (536,339)
New Zealand Dollar        FBCO      Sell       1,599,481      989,231        2-Dec-09            --      (160,678)
Chinese Yuan              HSBC      Buy       18,870,000    2,048,829 EUR    4-Dec-09            --      (227,137)
Chinese Yuan              HSBC      Buy       14,977,000    2,048,837        4-Dec-09       149,944            --
Euro                      UBSW      Sell       1,343,551    1,698,853        8-Dec-09            --      (266,753)
Chinese Yuan              JPHQ      Buy       11,237,841    1,594,020       14-Dec-09        56,540            --
Chinese Yuan              HSBC      Buy       22,539,443    3,188,040       14-Dec-09       122,446            --
Chinese Yuan              JPHQ      Buy       22,548,910    3,198,427       15-Dec-09       113,595            --
Chinese Yuan              HSBC      Buy       22,626,632    3,198,427       15-Dec-09       125,011            --
Chinese Yuan              HSBC      Buy       26,468,158    3,761,017       16-Dec-09       126,842            --
Malaysian Ringgit         JPHQ      Buy       13,361,013    3,761,017       16-Dec-09        87,040            --
Chinese Yuan              HSBC      Buy       24,500,148    3,465,367       17-Dec-09       133,573            --
Malaysian Ringgit         JPHQ      Buy       12,406,016    3,465,368       17-Dec-09       107,506            --
Chinese Yuan              HSBC      Buy       73,686,535   10,396,103       18-Dec-09       428,532            --
Chinese Yuan              HSBC      Buy       20,029,614    2,857,292       21-Dec-09        85,470            --
Malaysian Ringgit         JPHQ      Buy       14,845,634    4,158,441       21-Dec-09       116,366            --
Malaysian Ringgit         HSBC      Buy        7,615,404    2,142,969       21-Dec-09        49,890            --
Chinese Yuan              HSBC      Buy       23,558,279    3,384,810       22-Dec-09        76,538            --
Malaysian Ringgit         HSBC      Buy       12,127,039    3,466,651       22-Dec-09        25,199            --
Mexican Peso              DBAB      Buy      160,558,056   11,340,848       22-Dec-09       414,018            --
Mexican Peso              DBAB      Sell     160,558,056   11,841,263       22-Dec-09        86,397            --
Malaysian Ringgit         HSBC      Buy        9,639,266    2,772,294       23-Dec-09         3,121            --
Mexican Peso              DBAB      Buy       66,679,470    4,725,354       23-Dec-09       155,673            --
Mexican Peso              DBAB      Sell      66,679,470    4,921,684       23-Dec-09        40,657            --
Mexican Peso              HSBC      Sell      26,553,000    1,939,421       24-Dec-09            --        (3,997)
Mexican Peso              DBAB      Buy      106,913,202    7,560,566       24-Dec-09       264,427            --
Mexican Peso              DBAB      Sell     106,913,202    7,862,999       24-Dec-09        38,007            --
Malaysian Ringgit         HSBC      Buy       10,905,927    3,118,831       28-Dec-09        20,681            --
Mexican Peso              DBAB      Sell      27,554,000    2,019,496       28-Dec-09         4,049            --
Mexican Peso              DBAB      Sell      28,091,000    2,060,062       29-Dec-09         5,650            --
Malaysian Ringgit         JPHQ      Buy       56,089,316   16,085,264        4-Jan-10        57,528            --
Swedish Krona             DBAB      Buy      136,332,733   12,649,755 EUR    5-Jan-10     1,064,102            --
Euro                      UBSW      Sell      13,846,000   19,140,433       11-Jan-10            --    (1,114,374)
Euro                      DBAB      Sell       9,460,000   13,121,020       11-Jan-10            --      (717,668)
Euro                      BOFA      Sell       2,800,000    3,881,080       11-Jan-10            --      (214,938)
Euro                      CITI      Sell       2,240,000    3,113,130       11-Jan-10            --      (163,685)
Euro                      FBCO      Sell       1,726,000    2,391,805       11-Jan-10            --      (133,098)
Malaysian Ringgit         DBAB      Buy       11,434,805    3,219,258       11-Jan-10        70,993            --
Euro                      JPHQ      Sell         937,000    1,303,461       13-Jan-10            --       (67,234)
Mexican Peso              DBAB      Sell      92,844,000    6,676,302       13-Jan-10            --       (99,004)
Euro                      DBAB      Sell       4,856,000    6,783,201       15-Jan-10            --      (320,380)
Mexican Peso              DBAB      Buy       15,775,146    1,063,374       20-Jan-10        86,654            --
Mexican Peso              DBAB      Sell      15,775,146    1,158,021       20-Jan-10         7,994            --
Mexican Peso              HSBC      Buy      234,622,679   15,950,603       21-Jan-10     1,151,197            --

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Mexican Peso              HSBC      Sell     234,622,679   17,218,370       21-Jan-10       116,571            --
Euro                      CITI      Sell       4,998,400    7,136,815       27-Jan-10            --      (174,814)
Mexican Peso              DBAB      Sell      14,600,000    1,079,187       27-Jan-10        15,907            --
Chilean Peso              DBAB      Buy    2,227,910,000    3,527,407       28-Jan-10       561,502            --
New Zealand Dollar        BZWS      Sell      12,970,535    6,582,546       28-Jan-10            --    (2,705,439)
Chilean Peso              DBAB      Buy    5,127,860,000    8,173,239       29-Jan-10     1,238,360            --
Chilean Peso              JPHQ      Buy      675,370,000    1,075,430       29-Jan-10       164,134            --
Euro                      DBAB      Sell      31,205,000   44,106,083       29-Jan-10            --    (1,540,132)
Euro                      UBSW      Sell       5,540,000    7,774,005       29-Jan-10            --      (329,825)
Mexican Peso              CITI      Sell      54,328,000    3,985,329       29-Jan-10        29,906            --
New Zealand Dollar        UBSW      Sell       7,565,376    4,924,303       29-Jan-10            --      (492,753)
Singapore Dollar          HSBC      Sell      53,093,000   35,406,213       29-Jan-10            --    (2,260,678)
Singapore Dollar          BZWS      Sell      13,275,000    8,821,800       29-Jan-10            --      (596,165)
Singapore Dollar          UBSW      Sell      13,281,000    8,826,989       29-Jan-10            --      (595,232)
Chilean Peso              DBAB      Buy    1,075,430,000    1,720,688        2-Feb-10       253,458            --
New Zealand Dollar        DBAB      Sell       9,712,629    4,910,123        2-Feb-10            --    (2,042,461)
Singapore Dollar          HSBC      Sell      13,298,000    8,849,581        2-Feb-10            --      (584,515)
Singapore Dollar          BZWS      Sell       5,320,000    3,539,587        2-Feb-10            --      (234,618)
Chilean Peso              DBAB      Buy    2,018,040,000    3,226,283        3-Feb-10       478,344            --
Chinese Yuan              DBAB      Buy      102,053,000   14,468,949        3-Feb-10       506,428            --
New Zealand Dollar        DBAB      Sell      12,744,985    6,363,571        3-Feb-10            --    (2,759,014)
Singapore Dollar          HSBC      Sell      16,660,000   11,062,490        3-Feb-10            --      (756,675)
Indian Rupee              JPHQ      Buy       21,500,000      423,228        4-Feb-10        22,569            --
Singapore Dollar          HSBC      Sell      16,752,000   11,062,099        4-Feb-10            --      (822,276)
Mexican Peso              DBAB      Sell      46,717,000    3,472,092        5-Feb-10        74,238            --
Singapore Dollar          HSBC      Sell      13,362,000    8,849,886        5-Feb-10            --      (629,474)
Euro                      HSBC      Sell       1,200,000    1,728,792        8-Feb-10            --       (26,498)
Euro                      JPHQ      Sell         300,000      431,850        8-Feb-10            --        (6,973)
Mexican Peso              DBAB      Buy       81,332,000    5,299,365        8-Feb-10       613,570            --
Mexican Peso              DBAB      Sell      81,332,000    5,956,199        8-Feb-10        43,265            --
Singapore Dollar          JPHQ      Sell      10,525,000    6,991,033        8-Feb-10            --      (475,573)
Singapore Dollar          JPHQ      Sell      13,338,000    8,857,750        9-Feb-10            --      (604,397)
Singapore Dollar          BZWS      Sell       5,284,900    3,543,037       11-Feb-10            --      (206,102)
Chilean Peso              DBAB      Buy    1,058,220,000    1,720,683       12-Feb-10       222,654            --
Malaysian Ringgit         DBAB      Buy       97,443,480   26,843,934       12-Feb-10     1,165,517            --
New Zealand Dollar        HSBC      Sell       2,945,715    1,530,005       12-Feb-10            --      (577,128)
South Korean Won          HSBC      Buy   16,244,000,000   11,944,118       12-Feb-10     1,831,907            --
Chilean Peso              DBAB      Buy    2,604,680,000    4,301,701       16-Feb-10       482,359            --
Chilean Peso              DBAB      Buy    2,600,220,000    4,326,489       17-Feb-10       449,571            --
Malaysian Ringgit         HSBC      Buy        4,899,000    1,343,480       17-Feb-10        64,476            --
New Zealand Dollar        HSBC      Sell       3,931,416    1,966,495       22-Feb-10            --      (843,737)
Chilean Peso              CITI      Buy    4,456,290,000    7,355,035       26-Feb-10       833,209            --
Chilean Peso              DBAB      Buy    1,311,360,000    2,163,246       26-Feb-10       246,322            --
New Zealand Dollar        DBAB      Sell       2,852,731    1,430,644       26-Feb-10            --      (607,949)
Chilean Peso              DBAB      Buy    1,304,870,000    2,163,246        3-Mar-10       234,881            --
Chilean Peso              DBAB      Buy    2,119,640,000    3,461,202        4-Mar-10       434,489            --
Chilean Peso              DBAB      Buy    1,328,230,000    2,163,241        5-Mar-10       278,014            --
Chilean Peso              DBAB      Buy    1,252,750,000    2,036,230        8-Mar-10       266,573            --

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Chilean Peso              DBAB      Buy    1,330,940,000    2,163,251        9-Mar-10       283,380            --
New Zealand Dollar        DBAB      Sell      11,084,376    5,470,140       12-Mar-10            --    (2,443,025)
New Zealand Dollar        DBAB      Sell      11,089,511    5,596,876       16-Mar-10            --    (2,317,712)
Singapore Dollar          JPHQ      Sell       8,859,000    5,757,083       17-Mar-10            --      (526,489)
Singapore Dollar          DBAB      Sell       8,849,000    5,756,683       17-Mar-10            --      (519,797)
Mexican Peso              CITI      Sell      65,351,230    4,831,766       22-Mar-10       109,292            --
Australian Dollar         BZWS      Sell       4,356,970    2,963,393       24-Mar-10            --      (815,072)
Indian Rupee              DBAB      Buy      159,915,000    3,090,503        9-Apr-10       206,689            --
Indian Rupee              DBAB      Buy      342,913,000    6,622,499       12-Apr-10       445,718            --
Indian Rupee              JPHQ      Buy      230,330,000    4,414,989       13-Apr-10       332,166            --
Indian Rupee              JPHQ      Buy      226,092,000    4,414,997       15-Apr-10       243,889            --
Indian Rupee              JPHQ      Buy      112,941,000    2,213,661       19-Apr-10       112,697            --
Indian Rupee              DBAB      Buy       79,271,000    1,545,244       19-Apr-10        87,580            --
Malaysian Ringgit         JPHQ      Buy        4,069,213    1,123,999       19-Apr-10        43,386            --
Malaysian Ringgit         JPHQ      Buy       11,659,000    3,246,999       20-Apr-10        97,682            --
Chilean Peso              CITI      Buy    1,945,145,000    3,315,400       23-Apr-10       263,835            --
Chilean Peso              CITI      Buy    1,899,362,000    3,240,347       26-Apr-10       254,718            --
Indian Rupee              DBAB      Buy      160,601,000    3,099,125       26-Apr-10       206,643            --
Chilean Peso              CITI      Buy    1,507,329,000    2,566,759       27-Apr-10       206,936            --
Chilean Peso              JPHQ      Buy    1,501,938,000    2,566,757       27-Apr-10       197,017            --
Indian Rupee              JPHQ      Buy       22,911,000      442,725       27-Apr-10        28,823            --
Chilean Peso              UBSW      Buy      303,134,000      513,351       28-Apr-10        44,461            --
Chilean Peso              CITI      Buy    2,420,966,000    4,106,813       28-Apr-10       348,133            --
Indian Rupee              JPHQ      Buy      113,671,000    2,213,651       28-Apr-10       125,659            --
Indian Rupee              DBAB      Buy       71,377,981    1,394,101       28-Apr-10        74,833            --
New Zealand Dollar        DBAB      Sell       2,329,569    1,274,973       28-Apr-10            --      (382,267)
Peruvian Nuevo Sol        DBAB      Buy       32,777,510   10,568,277       29-Apr-10       792,530            --
Indian Rupee              JPHQ      Buy      113,782,000    2,213,658       30-Apr-10       127,474            --
Swedish Krona             BZWS      Buy      122,773,200   11,484,864 EUR   30-Apr-10       836,316            --
Peruvian Nuevo Sol        DBAB      Buy        1,998,991      665,222        7-May-10        27,624            --
Peruvian Nuevo Sol        DBAB      Buy        5,300,000    1,771,983       10-May-10        64,974            --
Chilean Peso              DBAB      Buy      420,740,000      733,840       18-May-10        40,496            --
Peruvian Nuevo Sol        DBAB      Buy       19,235,857    6,268,181       18-May-10       398,770            --
Chilean Peso              CITI      Buy       41,560,000       74,480       26-May-10         2,012            --
Chilean Peso              DBAB      Buy      145,512,000      260,681       26-May-10         7,137            --
Chilean Peso              DBAB      Buy      187,450,000      331,770       28-May-10        13,241            --
Chilean Peso              CITI      Buy      187,520,000      331,776       28-May-10        13,363            --
Chilean Peso              CITI      Buy       74,780,000      132,706        1-Jun-10         4,934            --
Indian Rupee              DBAB      Buy      217,594,000    4,433,546        1-Jun-10        29,458            --
Indian Rupee              HSBC      Buy        6,451,000      133,010        2-Jun-10            --          (709)
Indian Rupee              HSBC      Buy       31,921,000      665,021        3-Jun-10            --       (10,428)
Indian Rupee              HSBC      Buy      213,076,000    4,433,541        4-Jun-10            --       (64,497)
Poland Zloty              DBAB      Buy       15,778,000    3,468,378 EUR    4-Jun-10       318,526            --
Indian Rupee              DBAB      Buy      106,538,000    2,216,771        7-Jun-10            --       (32,894)
Poland Zloty              DBAB      Buy       14,926,000    3,251,639 EUR    7-Jun-10       343,411            --
Indian Rupee              DBAB      Buy       53,739,000    1,114,917        8-Jun-10            --       (13,453)
Indian Rupee              HSBC      Buy       42,784,000      886,715        8-Jun-10            --        (9,791)
Poland Zloty              CITI      Buy        5,990,000    1,300,545 EUR    8-Jun-10       144,089            --

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Mexican Peso              DBAB      Sell     266,049,641   19,073,710        9-Jun-10        65,072            --
Indian Rupee              DBAB      Buy       43,392,000      891,922       10-Jun-10            --        (2,711)
Indian Rupee              BZWS      Buy       64,888,000    1,337,897       11-Jun-10            --        (8,310)
Indian Rupee              HSBC      Buy       43,481,000      891,918       11-Jun-10            --          (971)
Indian Rupee              DBAB      Buy      108,614,000    2,229,809       16-Jun-10            --        (5,349)
Indian Rupee              DBAB      Buy       98,937,000    2,006,836       21-Jun-10        18,438            --
Indian Rupee              JPHQ      Buy       79,054,000    1,603,529       22-Jun-10        14,574            --
Indian Rupee              DBAB      Buy      119,627,000    2,405,288       24-Jun-10        42,795            --
Indian Rupee              HSBC      Buy       80,337,000    1,603,533       25-Jun-10        40,346            --
Peruvian Nuevo Sol        DBAB      Buy        6,318,000    2,063,020       28-Jun-10       126,508            --
Swedish Krona             UBSW      Buy       60,129,000    5,405,923 EUR   28-Jun-10       730,729            --
Malaysian Ringgit         JPHQ      Buy       14,772,000    4,162,886       29-Jun-10        67,813            --
Swedish Krona             UBSW      Buy       43,662,000    3,940,258 EUR   29-Jun-10       508,950            --
Indian Rupee              DBAB      Buy       79,423,000    1,603,533        9-Jul-10        19,707            --
Indian Rupee              JPHQ      Buy       79,487,000    1,603,530        9-Jul-10        21,018            --
Malaysian Ringgit         DBAB      Buy        9,014,572    2,535,531        9-Jul-10        45,789            --
Indian Rupee              JPHQ      Buy       48,258,000      962,120       12-Jul-10        23,928            --
Indian Rupee              DBAB      Buy       40,128,000      801,758       12-Jul-10        18,171            --
Malaysian Ringgit         DBAB      Buy       18,006,622    5,046,935       12-Jul-10       108,985            --
Malaysian Ringgit         JPHQ      Buy        4,594,000    1,279,844       13-Jul-10        35,555            --
Malaysian Ringgit         DBAB      Buy       11,455,000    2,280,737 EUR   16-Jul-10            --       (55,451)
Malaysian Ringgit         DBAB      Buy        2,637,000      732,907       16-Jul-10        22,105            --
Indian Rupee              CITI      Buy       19,711,000      394,220       19-Jul-10         8,298            --
Indian Rupee              JPHQ      Buy       19,711,000      394,220       20-Jul-10         8,265            --
Malaysian Ringgit         DBAB      Buy       12,933,000    2,569,998 EUR   20-Jul-10            --       (55,520)
Malaysian Ringgit         DBAB      Buy        4,160,000    1,165,005       20-Jul-10        25,981            --
Malaysian Ringgit         DBAB      Buy       16,628,000    3,304,189 EUR   23-Jul-10            --       (71,525)
Malaysian Ringgit         DBAB      Buy        5,058,000    1,428,410       23-Jul-10        19,592            --
Malaysian Ringgit         JPHQ      Buy       16,628,000    3,293,913 EUR   27-Jul-10            --       (56,816)
Malaysian Ringgit         JPHQ      Buy        5,318,000    1,498,028       27-Jul-10        24,300            --
Malaysian Ringgit         HSBC      Buy        3,005,000      852,168       30-Jul-10         7,997            --
New Zealand Dollar        DBAB      Sell      18,763,956   12,074,605       30-Jul-10            --    (1,175,509)
New Zealand Dollar        DBAB      Sell      18,692,571   12,007,173        3-Aug-10            --    (1,188,087)
New Zealand Dollar        BZWS      Sell       7,317,361    4,697,746        3-Aug-10            --      (467,648)
New Zealand Dollar        DBAB      Sell       7,405,811    4,731,573        4-Aug-10            --      (495,818)
New Zealand Dollar        BZWS      Sell       3,686,939    2,367,015        4-Aug-10            --      (235,411)
New Zealand Dollar        CITI      Sell      18,563,255   12,122,269        5-Aug-10            --      (979,499)
New Zealand Dollar        DBAB      Sell       5,506,806    3,589,336        5-Aug-10            --      (297,315)
Malaysian Ringgit         HSBC      Buy        6,100,000    1,743,854        6-Aug-10         2,024            --
New Zealand Dollar        CITI      Sell       7,269,764    4,750,900        6-Aug-10            --      (379,598)
New Zealand Dollar        FBCO      Sell       3,628,158    2,362,838        6-Aug-10            --      (197,666)
Malaysian Ringgit         JPHQ      Buy        1,100,000      313,837        9-Aug-10           977            --
New Zealand Dollar        CITI      Sell       7,173,180    4,716,079        9-Aug-10            --      (344,979)
New Zealand Dollar        DBAB      Sell       7,205,549    4,739,810        9-Aug-10            --      (344,086)
New Zealand Dollar        FBCO      Sell       7,091,362    4,672,853        9-Aug-10            --      (330,478)
New Zealand Dollar        FBCO      Sell       7,103,800    4,717,847       11-Aug-10            --      (293,416)
Poland Zloty              DBAB      Buy       59,155,000   14,078,825 EUR   11-Aug-10            --      (463,525)
New Zealand Dollar        DBAB      Sell      24,938,679   16,238,792       12-Aug-10            --    (1,352,323)

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

New Zealand Dollar        DBAB      Sell       8,453,000    5,486,842       13-Aug-10            --      (475,189)
New Zealand Dollar        DBAB      Sell       8,915,000    5,884,792       16-Aug-10            --      (401,509)
Brazilian Real            DBAB      Buy        5,465,000  265,418,655 JPY   17-Aug-10            --       (68,400)
Israeli Shekel            CITI      Buy       14,794,000    3,904,048       17-Aug-10        19,190            --
Japanese Yen              UBSW      Sell     758,781,000    7,999,294       17-Aug-10            --      (489,744)
Brazilian Real            DBAB      Buy        4,037,000  194,381,550 JPY   18-Aug-10            --       (32,213)
Japanese Yen              JPHQ      Sell     377,047,000    3,999,650       18-Aug-10            --      (218,767)
Brazilian Real            DBAB      Buy        6,056,000  284,668,336 JPY   19-Aug-10        28,410            --
Israeli Shekel            CITI      Buy       14,802,000    3,899,631       19-Aug-10        25,641            --
Israeli Shekel            DBAB      Buy        1,482,000      390,411       19-Aug-10         2,594            --
Japanese Yen              HSBC      Sell     375,298,000    3,989,137       19-Aug-10            --      (209,829)
Euro                      UBSW      Sell       6,270,000    8,838,506       20-Aug-10            --      (330,040)
Indian Rupee              DBAB      Buy      143,891,000    2,881,278       20-Aug-10        49,352            --
Israeli Shekel            CITI      Buy        5,678,400    1,485,675       20-Aug-10        20,136            --
Japanese Yen              DBAB      Sell     376,727,000    3,989,146       20-Aug-10            --      (225,924)
Japanese Yen              BZWS      Sell     376,247,000    3,995,063       20-Aug-10            --      (214,638)
Euro                      UBSW      Sell       6,274,000    8,874,322       23-Aug-10            --      (300,051)
Indian Rupee              DBAB      Buy      124,700,000    2,497,112       23-Aug-10        42,026            --
Israeli Shekel            CITI      Buy        9,690,400    2,541,278       23-Aug-10        28,360            --
Japanese Yen              CITI      Sell     751,731,000    7,990,126       23-Aug-10            --      (421,437)
Japanese Yen              FBCO      Sell     746,218,000    7,990,128       23-Aug-10            --      (359,747)
Japanese Yen              JPHQ      Sell     750,133,000    7,990,126       24-Aug-10            --      (403,789)
Japanese Yen              BZWS      Sell     747,636,000    7,990,125       24-Aug-10            --      (375,848)
New Zealand Dollar        FBCO      Sell       6,517,276    4,297,361       24-Aug-10            --      (295,124)
Japanese Yen              DBAB      Sell     371,821,000    3,995,068       25-Aug-10            --      (165,688)
New Zealand Dollar        DBAB      Sell       6,486,000    4,335,891       27-Aug-10            --      (233,403)
Brazilian Real            DBAB      Buy        4,043,000  188,901,089 JPY   31-Aug-10        25,558            --
Indian Rupee              DBAB      Buy       88,183,000    1,767,194        1-Sep-10        27,052            --
Japanese Yen              JPHQ      Sell     372,662,000    3,995,069        1-Sep-10            --      (175,908)
Brazilian Real            DBAB      Buy        6,065,000  280,427,405 JPY    2-Sep-10        69,783            --
Japanese Yen              HSBC      Sell     368,756,000    3,995,060        2-Sep-10            --      (132,314)
Euro                      BZWS      Sell       6,230,000    8,874,012        7-Sep-10            --      (235,913)
Euro                      HSBC      Sell       8,279,000   11,790,952        8-Sep-10            --      (315,149)
United States Dollar      JPHQ      Buy       11,099,031    7,817,044 EUR    8-Sep-10            --      (331,569)
Japanese Yen              HSBC      Sell     555,382,000    5,992,598        9-Sep-10            --      (224,830)
Japanese Yen              HSBC      Sell     553,476,000    5,992,594       10-Sep-10            --      (203,668)
Japanese Yen              DBAB      Sell     516,285,000    5,624,265       10-Sep-10            --      (155,638)
Japanese Yen              UBSW      Sell     428,870,000    4,686,899       13-Sep-10            --      (114,777)
Brazilian Real            DBAB      Buy        9,097,000  424,168,548 JPY   15-Sep-10        49,876            --
Japanese Yen              HSBC      Sell     341,214,000    3,749,522       15-Sep-10            --       (70,960)
Japanese Yen              UBSW      Sell     508,216,000    5,624,285       15-Sep-10            --       (66,073)
Japanese Yen              BZWS      Sell     337,439,000    3,749,531       15-Sep-10            --       (28,683)
United States Dollar      UBSW      Buy        7,760,297    5,315,636 EUR   15-Sep-10            --       (12,535)
Japanese Yen              HSBC      Sell     506,130,000    5,624,292       16-Sep-10            --       (42,867)
Japanese Yen              DBAB      Sell     169,665,000    1,874,751       16-Sep-10            --       (24,995)
New Zealand Dollar        DBAB      Sell      17,768,247   12,117,945       16-Sep-10            --      (378,528)
United States Dollar      CITI      Buy        7,760,297    5,328,410 EUR   16-Sep-10            --       (31,208)
United States Dollar      HSBC      Buy       14,772,566   10,076,784 EUR   17-Sep-10        37,730            --

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Euro                      BZWS      Sell       1,426,600    2,100,455       20-Sep-10        14,405            --
United States Dollar      UBSW      Buy        9,232,854    6,293,268 EUR   20-Sep-10        30,508            --
Japanese Yen              JPHQ      Sell     339,332,000    3,749,525       21-Sep-10            --       (50,517)
Japanese Yen              HSBC      Sell     168,241,000    1,874,760       21-Sep-10            --        (9,303)
Euro                      UBSW      Sell       9,307,428   13,646,830       23-Sep-10        37,054            --
Swedish Krona             UBSW      Buy       30,000,000    2,950,694 EUR   23-Sep-10            --        (6,578)
Euro                      JPHQ      Sell       4,095,317    6,063,526       24-Sep-10        75,158            --
Japanese Yen              JPHQ      Sell     281,276,000    3,108,194       24-Sep-10            --       (41,965)
Indian Rupee              DBAB      Buy       25,000,000      725,900 NZD   27-Sep-10            --        (2,475)
Japanese Yen              JPHQ      Sell      27,971,000      310,823       27-Sep-10            --        (2,465)
Japanese Yen              JPHQ      Sell     103,324,000    1,148,172       28-Sep-10            --        (9,136)
Malaysian Ringgit         JPHQ      Buy        8,340,000    1,635,968 EUR   28-Sep-10            --        (7,406)
Japanese Yen              JPHQ      Sell     172,207,000    1,913,624       29-Sep-10            --       (15,281)
Euro                      UBSW      Sell       6,370,000    9,309,118        4-0ct-10        62,410            --
                                                                                        -------------------------
   Unrealized appreciation (depreciation)                                                33,981,642   (62,109,667)
                                                                                        -------------------------
      Net unrealized appreciation (depreciation)                                        $        --  $(28,128,025)
                                                                                        =========================

*    In U.S. dollars unless otherwise indicated.

At September 30, 2009, the Fund had the following interest rate swap contracts outstanding. See Note 3.

               PAY/RECEIVE   FIXED                                      EXPIRATION   UNREALIZED    UNREALIZED
COUNTERPARTY  FLOATING RATE   RATE  FLOATING RATE    NOTIONAL AMOUNT       DATE     APPRECIATION  DEPRECIATION
-------------------------------------------------------------------------------------------------------------
MLCO          Pay            7.094%   0.5198553%    7,950,000,000 CLP    6/16/18    $2,176,811        $--
MLCO          Pay             7.40%   0.4302953%      765,000,000 CLP    7/30/18       232,396
MLCO          Pay             7.40%   0.4318948%      765,000,000 CLP    8/06/18       231,575
MLCO          Pay             7.51%   0.4333754%      765,000,000 CLP    8/07/18       242,872
                                                                                    ---------------------
   Unrealized appreciation (depreciation)                                            2,883,654         --
                                                                                    ---------------------
      Net unrealized appreciation (depreciation)                                     2,883,654        $--
                                                                                    =====================

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

BOFA    Bank of America N.A.
BZWS    Barclays Bank PLC
CITI    Citibank N.A.
DBAB    Deutsche Bank AG
FBCO    Credit Suisse International
HSBC    HSBC Bank USA
JPHQ    JPMorgan Chase Bank, N.A.
MLCO    Merrill Lynch Capital Services, Inc.
UBSW    UBS AG

CURRENCY

AUD     Australian Dollar
BRL     Brazilian Real
EUR     Euro
IDR     Indonesian Rupiah
ILS     New Israeli Shekel
KRW     South Korean Won
LKR     Sri Lankan Rupee
MXN     Mexican Peso
MYR     Malaysian Ringgit
NOK     Norwegian Krone
NZD     New Zealand Dollar
PEN     Peruvian Nuevo Sol
PLN     Polish Zloty
SEK     Swedish Krona

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
FRN     Floating Rate Note
FSA     Financial Security Assurance Inc.
GO      General Obligation
ISD     Independent School District
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
USD     Unified/Union School District

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                      COUNTRY                  SHARES                   VALUE
                                                         -------------------------------  ---------------          --------------
          COMMON STOCKS 95.5%
          AEROSPACE & DEFENSE 0.3%
          BAE Systems PLC                                          United Kingdom               1,273,800          $     7,109,892
      (a) BAE Systems PLC, 144A                                    United Kingdom                     369                    2,060
                                                                                                                   ---------------
                                                                                                                         7,111,952
                                                                                                                   ---------------
          AIR FREIGHT & LOGISTICS 3.1%
          Deutsche Post AG                                             Germany                  1,087,062               20,389,958
          FedEx Corp.                                               United States                 243,460               18,313,061
          United Parcel Service Inc., B                             United States                 657,270               37,116,037
                                                                                                                   ---------------
                                                                                                                        75,819,056
                                                                                                                   ---------------
          AIRLINES 0.5%
      (b) British Airways PLC                                      United Kingdom               1,690,910                5,960,589
          Qantas Airways Ltd.                                         Australia                 2,761,530                6,966,015
                                                                                                                   ---------------
                                                                                                                        12,926,604
                                                                                                                   ---------------
          AUTO COMPONENTS 0.8%
          Compagnie Generale des Etablissements
             Michelin, B                                               France                     180,850               14,185,293
          Sumitomo Rubber Industries Ltd.                               Japan                     663,000                6,256,599
                                                                                                                   ---------------
                                                                                                                        20,441,892
                                                                                                                   ---------------
          AUTOMOBILES 3.2%
          Bayerische Motoren Werke AG                                  Germany                    540,077               26,005,042
          Harley-Davidson Inc.                                      United States                 299,480                6,888,040
          Hyundai Motor Co. Ltd.                                     South Korea                  268,950               25,489,099
          Toyota Motor Corp.                                            Japan                     514,400               20,460,231
                                                                                                                   ---------------
                                                                                                                        78,842,412
                                                                                                                   ---------------
          BIOTECHNOLOGY 2.5%
      (b) Amgen Inc.                                                United States               1,032,850               62,208,556
                                                                                                                   ---------------
          CAPITAL MARKETS 0.7%                                      United States                 133,400                3,867,266
          The Bank of New York Mellon Corp.
      (b) UBS AG                                                     Switzerland                  725,948               13,285,003
                                                                                                                   ---------------
                                                                                                                        17,152,269
                                                                                                                   ---------------
          COMMERCIAL BANKS 4.8%                                       Singapore                   784,000                7,391,658
          DBS Group Holdings Ltd.
          HSBC Holdings PLC                                        United Kingdom               2,158,925               25,043,530
          ICICI Bank Ltd., ADR                                          India                     174,110                6,713,681
      (b) Intesa Sanpaolo SpA                                           Italy                   5,720,440               25,297,042
      (b) KB Financial Group Inc.                                    South Korea                  459,244               23,616,032
          Mitsubishi UFJ Financial Group Inc.                           Japan                   1,535,570                8,246,279
      (b) UniCredit SpA                                                 Italy                   5,673,777               22,164,479
                                                                                                                   ---------------
                                                                                                                       118,472,701
                                                                                                                   ---------------
          COMMERCIAL SERVICES & SUPPLIES 0.5%
          Brambles Ltd.                                               Australia                 1,886,750               13,446,038
                                                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 1.5%
      (b) Cisco Systems Inc.                                        United States               1,108,480               26,093,619
          Telefonaktiebolaget LM Ericsson, B                           Sweden                     952,704                9,565,782
                                                                                                                   ---------------
                                                                                                                        35,659,401
                                                                                                                   ---------------
          COMPUTERS & PERIPHERALS 1.5%
      (b) Dell Inc.                                                 United States                 724,720               11,059,227
          Seagate Technology                                        United States               1,658,008               25,218,302
                                                                                                                   ---------------
                                                                                                                        36,277,529
                                                                                                                   ---------------
          CONSTRUCTION MATERIALS 0.6%
          CRH PLC                                                      Ireland                    494,122               13,667,367
                                                                                                                   ---------------

                                              Quarterly Statement of Investments

                                          See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          CONSUMER FINANCE 0.5%
          American Express Co.                                     United States                  359,270          $    12,179,253
                                                                                                                   ---------------
          DIVERSIFIED FINANCIAL SERVICES 0.9%
      (b) ING Groep NV                                              Netherlands                 1,279,530               22,839,380
                                                                                                                   ---------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 6.1%
          AT&T Inc.                                                United States                  358,660                9,687,407
          Belgacom                                                    Belgium                      79,766                3,106,704
          France Telecom SA                                           France                    1,547,880               41,228,921
          KT Corp., ADR                                             South Korea                   862,201               14,985,053
          Singapore Telecommunications Ltd.                          Singapore                 15,434,000               35,611,444
          Telefonica SA                                                Spain                      990,090               27,313,365
          Telekom Austria AG                                          Austria                     526,010                9,481,536
      (b) Telenor ASA                                                 Norway                      682,327                7,900,256
                                                                                                                   ---------------
                                                                                                                       149,314,686
                                                                                                                   ---------------
          ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.0%
      (b) Flextronics International Ltd.                             Singapore                  1,843,660               13,753,704
          FUJIFILM Holdings Corp.                                      Japan                      428,310               12,836,654
          Tyco Electronics Ltd.                                    United States                  967,238               21,550,063
                                                                                                                   ---------------
                                                                                                                        48,140,421
                                                                                                                   ---------------
          ENERGY EQUIPMENT & SERVICES 1.3%
          Aker Solutions ASA                                          Norway                      559,800                6,302,352
          Halliburton Co.                                          United States                  755,990               20,502,449
          SBM Offshore NV                                           Netherlands                   250,484                5,325,000
                                                                                                                   ---------------
                                                                                                                        32,129,801
                                                                                                                   ---------------
          FOOD & STAPLES RETAILING 0.4%
          CVS Caremark Corp.                                       United States                  165,290                5,907,465
          Tesco PLC                                               United Kingdom                  651,305                4,158,848
                                                                                                                   ---------------
                                                                                                                        10,066,313
                                                                                                                   ---------------
          FOOD PRODUCTS 1.4%
          Nestle SA                                                 Switzerland                   480,840               20,484,174
          Unilever NV                                               Netherlands                   462,727               13,333,827
                                                                                                                   ---------------
                                                                                                                        33,818,001
                                                                                                                   ---------------
          HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
      (b) Boston Scientific Corp.                                  United States                1,957,720               20,732,255
          Covidien PLC                                             United States                  594,418               25,714,523
          Olympus Corp.                                                Japan                          800                   21,213
                                                                                                                   ---------------
                                                                                                                        46,467,991
                                                                                                                   ---------------
          HEALTH CARE PROVIDERS & SERVICES 0.6%
          Quest Diagnostics Inc.                                   United States                  265,060               13,833,481
                                                                                                                   ---------------
          HOTELS, RESTAURANTS & LEISURE 1.2%
          Accor SA                                                    France                      248,007               13,803,158
          Compass Group PLC                                       United Kingdom                2,415,126               14,742,337
                                                                                                                   ---------------
                                                                                                                        28,545,495
                                                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 4.4%
          General Electric Co.                                     United States                  974,050               15,993,901
          Koninklijke Philips Electronics NV                        Netherlands                   660,198               16,073,169
          Siemens AG                                                  Germany                     518,594               48,363,035
          Tyco International Ltd.                                  United States                  775,748               26,747,791
                                                                                                                   ---------------
                                                                                                                       107,177,896
                                                                                                                   ---------------
          INSURANCE 3.9%
          ACE Ltd.                                                 United States                  207,800               11,108,988
          Aviva PLC                                               United Kingdom                3,808,161               27,255,839
          Muenchener Rueckversicherungs-Gesellschaft AG              Germany                      132,810               21,238,554
      (b) Progressive Corp.                                        United States                1,285,020               21,305,631
          Standard Life PLC                                       United Kingdom                1,947,262                6,814,464

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          Torchmark Corp.                                          United States                  183,507          $     7,969,709
                                                                                                                   ---------------
                                                                                                                        95,693,185
                                                                                                                   ---------------
          INTERNET & CATALOG RETAIL 0.7%
      (b) Expedia Inc.                                             United States                  694,780               16,639,981
                                                                                                                   ---------------
          IT SERVICES 2.3%
          Accenture PLC, A                                         United States                1,524,537               56,819,494
                                                                                                                   ---------------
          MEDIA 9.4%
          Comcast Corp., A                                         United States                2,085,382               33,532,943
          News Corp., A                                            United States                3,614,422               43,336,920
          Pearson PLC                                             United Kingdom                1,647,248               20,294,416
          Reed Elsevier NV                                          Netherlands                    14,589                  164,571
          Time Warner Cable Inc.                                   United States                  330,550               14,243,399
          Time Warner Inc.                                         United States                1,091,790               31,421,716
      (b) Viacom Inc., B                                           United States                1,325,938               37,179,302
          Vivendi SA                                                  France                    1,363,265               42,175,668
          The Walt Disney Co.                                      United States                  267,720                7,351,591
                                                                                                                   ---------------
                                                                                                                       229,700,526
                                                                                                                   ---------------
          METALS & MINING 0.8%
          Alcoa Inc.                                               United States                1,488,820               19,533,318
                                                                                                                   ---------------
          MULTILINE RETAIL 0.3%
          Target Corp.                                             United States                  157,530                7,353,500
                                                                                                                   ---------------
          OFFICE ELECTRONICS 0.7%
          Konica Minolta Holdings Ltd.                                 Japan                    1,733,800               16,438,792
                                                                                                                   ---------------
          OIL, GAS & CONSUMABLE FUELS 8.3%
          BG Group PLC                                            United Kingdom                  538,800                9,350,194
          BP PLC                                                  United Kingdom                4,893,895               43,245,704
          Chevron Corp.                                            United States                   76,870                5,413,954
          El Paso Corp.                                            United States                2,309,384               23,832,843
          Eni SpA                                                      Italy                    1,110,817               27,759,036
          Gazprom, ADR                                                Russia                      475,980               11,252,167
          Royal Dutch Shell PLC, B                                United Kingdom                1,245,697               34,556,148
          StatoilHydro ASA                                            Norway                      291,950                6,563,570
          Total SA, B                                                 France                      703,120               41,771,778
                                                                                                                   ---------------
                                                                                                                       203,745,394
                                                                                                                   ---------------
          PAPER & FOREST PRODUCTS 1.0%
          Svenska Cellulosa AB, B                                     Sweden                      999,463               13,547,618
          UPM-Kymmene OYJ                                             Finland                     980,942               11,768,773
                                                                                                                   ---------------
                                                                                                                        25,316,391
                                                                                                                   ---------------
          PHARMACEUTICALS 10.7%
          Bristol-Myers Squibb Co.                                 United States                  282,710                6,366,629
          GlaxoSmithKline PLC                                     United Kingdom                2,156,543               42,386,390
          Merck & Co. Inc.                                         United States                  770,771               24,379,487
          Merck KGaA                                                  Germany                     234,690               23,335,760
          Novartis AG                                               Switzerland                   762,074               38,118,403
          Pfizer Inc.                                              United States                3,358,463               55,582,563
          Roche Holding AG                                          Switzerland                   154,210               24,918,170
          Sanofi-Aventis                                              France                      640,537               46,999,058
                                                                                                                   ---------------
                                                                                                                       262,086,460
                                                                                                                   ---------------
          PROFESSIONAL SERVICES 1.2%
          Adecco SA                                                 Switzerland                   261,060               13,876,525
      (b) Randstad Holding NV                                       Netherlands                   339,150               14,645,649
                                                                                                                   ---------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%                                                                     28,522,174
                                                                                                                   ---------------
          Cheung Kong (Holdings) Ltd.                                Hong Kong                  1,199,833               15,226,268

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

          Swire Pacific Ltd., A                                      Hong Kong                    580,046          $     6,818,347
                                                                                                                   ---------------
                                                                                                                        22,044,615
                                                                                                                   ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
          Samsung Electronics Co. Ltd.                              South Korea                    80,600               55,834,254
          Taiwan Semiconductor Manufacturing Co. Ltd.                 Taiwan                    8,716,625               17,572,193
                                                                                                                   ---------------
                                                                                                                        73,406,447
                                                                                                                   ---------------
          SOFTWARE 6.7%
          Microsoft Corp.                                          United States                2,836,279               73,431,263
          Oracle Corp.                                             United States                3,116,770               64,953,487
          SAP AG                                                      Germany                     497,760               24,433,547
                                                                                                                   ---------------
                                                                                                                       162,818,297
                                                                                                                   ---------------
          SPECIALTY RETAIL 1.7%
          The Home Depot Inc.                                      United States                  297,450                7,924,068
          Inditex SA                                                   Spain                      101,730                5,836,062
          Kingfisher PLC                                          United Kingdom                7,853,356               26,717,397
                                                                                                                   ---------------
                                                                                                                        40,477,527
                                                                                                                   ---------------
         TRADING COMPANIES & DISTRIBUTORS 0.2%
      (b) Wolseley PLC                                            United Kingdom                  205,324                4,947,710
                                                                                                                   ---------------
          WIRELESS TELECOMMUNICATION SERVICES 3.0%
      (b) Sprint Nextel Corp.                                      United States                3,471,890               13,713,965
          Turkcell lletisim Hizmetleri AS                             Turkey                      465,865                3,324,359
          Turkcell lletisim Hizmetleri AS, ADR                        Turkey                      536,560                9,588,327
          Vodafone Group PLC                                      United Kingdom               21,285,754               47,687,027
                                                                                                                   ---------------
                                                                                                                        74,313,678
                                                                                                                   ---------------
          TOTAL COMMON STOCKS (COST $2,497,989,546)                                                                  2,336,395,984
                                                                                                                   ---------------
          PREFERRED STOCKS 0.6%
          METALS & MINING 0.4%
          Vale SA, ADR, pfd.,A                                        Brazil                      421,400                8,642,914
          OIL, GAS & CONSUMABLE FUELS 0.2%
          Petroleo Brasileiro SA, ADR, pfd.                           Brazil                      145,750                5,729,433
                                                                                                                   ---------------
          TOTAL PREFERRED STOCKS (COST $11,946,016)                                                                     14,372,347
                                                                                                                   ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM
             INVESTMENTS (COST $2,509,935,562)                                                                       2,350,768,331
                                                                                                                   ---------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          ---------------
          Short Term Investments 3.8%
          TIME DEPOSITS (COST $18,000,000) 0.7%
          Paribas Corp., 0.08%, 10/01/09                           United States          $    18,000,000               18,000,000
                                                                                                                   ---------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 3.1%
      (c) FHLB, 11/10/09-4/14/10                                   United States               21,000,000               20,998,655
      (c) FHLMC, 11/09/09                                          United States               15,000,000               14,999,595
      (c) FHLMC, 1/21/10                                           United States               25,000,000               24,994,175
      (c) FNMA, 12/21/09-1/15/10                                   United States               15,000,000               14,998,335
                                                                                                                   ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $75,973,953)                                                                                         75,990,760
                                                                                                                   ---------------
          TOTAL INVESTMENTS (COST $2,603,909,515) 99.9%                                                              2,444,759,091
          OTHER ASSETS, LESS LIABILITIES 0.1%                                                                            1,639,541
                                                                                                                   ---------------
          NET ASSETS 100.0%                                                                                        $ 2,446,398,632
                                                                                                                   ===============

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $2,060, representing less than 0.01% of net assets.

(b)  Non-income producing.

(c)  The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR     American Depository Receipt
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Notes to Statements of Investments (unaudited)

1.   ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-two separate funds (Funds). Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Franklin Zero Coupon Fund - 2010 matures on December 17, 2010.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds).

Effective May 1, 2009, the following name changes occurred:

FORMER NAME                               NEW NAME
---------------------------------------   ----------------------------------------
Templeton Global Income Securities Fund   Templeton Global Bond Securities Fund
Mutual Discovery Securities Fund          Mutual Global Discovery Securities Fund

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money funds are valued at the closing net asset value. Certificates of deposit, joint repurchase agreements, and repurchase agreements are valued at cost.

Corporate debt securities, government securities, municipal securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3.   DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the fund's independent pricing services and the fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

Certain funds enter into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the funds' investment objectives.

Certain funds purchase or write option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN           FRANKLIN GLOBAL         FRANKLIN GROWTH        FRANKLIN HIGH
                                               FLEX CAP GROWTH         REAL ESTATE             AND INCOME              INCOME
                                               SECURITIES FUND       SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                             ------------------   ---------------------   --------------------   ------------------
Cost of investments                            $   381,166,714        $  376,180,979         $  292,305,548        $  243,731,530
                                               ===============        ==============         ==============        ==============
Unrealized appreciation                        $    41,841,916        $   70,174,999         $   40,430,630        $   12,424,267
Unrealized depreciation                            (13,375,168)          (61,481,061)           (25,296,753)          (13,234,667)
                                               ---------------        --------------         --------------        --------------
Net unrealized appreciation (depreciation)     $    28,466,748        $    8,693,938         $   15,133,877        $     (810,400)
                                               ===============        ==============         ==============        ==============

                                                                    FRANKLIN LARGE CAP     FRANKLIN LARGE CAP      FRANKLIN RISING
                                               FRANKLIN INCOME      GROWTH SECURITIES       VALUE SECURITIES          DIVIDENDS
                                               SECURITIES FUND             FUND                   FUND             SECURITIES FUND
                                             ------------------   ---------------------   --------------------   ------------------
Cost of investments                            $ 7,363,683,014        $  351,090,189         $   35,904,138        $1,236,176,372
                                               ===============        ==============         ==============        ==============
Unrealized appreciation                        $   546,443,819        $   92,145,099         $    3,852,360        $  334,703,621
Unrealized depreciation                         (1,074,787,271)          (17,827,677)            (5,318,102)          (95,435,280)
                                               ---------------        --------------         --------------        --------------
Net unrealized appreciation (depreciation)     $  (528,343,452)       $   74,317,422         $   (1,465,742)       $  239,268,341
                                               ===============        ==============         ==============        ==============

                                             FRANKLIN SMALL CAP     FRANKLIN SMALL-MID     FRANKLIN STRATEGIC    FRANKLIN TEMPLETON
                                              VALUE SECURITIES    CAP GROWTH SECURITIES     INCOME SECURITIES    VIP FOUNDING FUNDS
                                                    FUND                   FUND                   FUND             ALLOCATION FUND
                                             ------------------   ---------------------   --------------------   ------------------
Cost of investments                            $ 1,187,848,545        $  722,294,436         $1,310,504,073        $1,526,819,672
                                               ===============        ==============         ==============        ==============
Unrealized appreciation                        $   204,657,398        $  200,563,923         $   82,808,549        $   42,642,834
Unrealized depreciation                           (195,980,022)          (56,815,349)           (39,789,706)          (76,213,088)
                                               ---------------        --------------         --------------        --------------
Net unrealized appreciation (depreciation)     $     8,677,376        $  143,748,574         $   43,018,843        $  (33,570,254)
                                               ===============        ==============         ==============        ==============

                                                                                              MUTUAL GLOBAL            MUTUAL
                                                FRANKLIN U.S.         FRANKLIN ZERO       DISCOVERY SECURITIES      INTERNATIONAL
                                               GOVERNMENT FUND      COUPON FUND - 2010            FUND             SECURITIES FUND
                                             ------------------   ---------------------   --------------------   ------------------
Cost of investments                            $   663,622,680        $  113,715,216         $1,268,415,954        $    1,936,087
                                               ===============        ==============         ==============        ==============
Unrealized appreciation                        $    29,629,510        $    6,622,464         $  241,115,136        $      405,219
Unrealized depreciation                               (574,975)              (54,779)           (91,715,447)              (14,316)
                                               ---------------        --------------         --------------        --------------
Net unrealized appreciation (depreciation)     $    29,054,535        $    6,567,685         $  149,399,689        $      390,903
                                               ===============        ==============         ==============        ==============

                                                                        TEMPLETON                                 TEMPLETON GLOBAL
                                                MUTUAL SHARES       DEVELOPING MARKETS      TEMPLETON FOREIGN     ASSET ALLOCATION
                                               SECURITIES FUND       SECURITIES FUND         SECURITIES FUND            FUND
                                             ------------------   ---------------------   --------------------   ------------------
Cost of investment                             $ 4,622,957,856        $  565,304,874         $2,365,826,117        $   85,986,871
                                               ===============        ==============         ==============        ==============

Unrealized appreciation                        $   549,325,608        $  225,947,494         $  386,623,428        $   13,107,483
Unrealized depreciation                           (611,530,570)          (21,544,713)          (267,321,986)           (7,402,172)
                                               ---------------        --------------         --------------        --------------
Net unrealized appreciation (depreciation)     $   (62,204,962)       $  204,402,781         $  119,301,442        $    5,705,311
                                               ===============        ==============         ==============        ==============

                                              TEMPLETON GLOBAL
                                               BOND SECURITIES       TEMPLETON GROWTH
                                                     FUND            SECURITIES FUND
                                             ------------------   ---------------------
Cost of investments                            $ 1,489,998,110        $2,611,808,529
                                               ===============        ==============
Unrealized appreciation                        $   139,480,129        $  232,157,834
Unrealized depreciation                            (58,086,150)         (399,207,272)
                                               ---------------        --------------
Net unrealized appreciation (depreciation)     $    81,393,979        $ (167,049,438)
                                               ===============        ==============

5. RESTRICTED SECURITIES

At September 30, 2009, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL
AMOUNT/
SHARES/
WARRANTS/
CONTRACTS      ISSUER                                                 ACQUISITION DATES         COST              VALUE
---------      -----------------------------------------------------  -----------------  -----------------  -----------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
    36,827     AboveNet Inc.                                          10/02/01-9/08/09   $         910,432  $       1,795,685
        23     AboveNet Inc., stock grant, grant price $10,475,
                  expiration date 9/09/13                              4/17/06-9/08/06                  --              3,522
         5     AboveNet Inc., stock grant, grant price $30,
               expiration date 9/07/18                                     9/08/09                      --                375
       739     AboveNet Inc., wts., 9/08/10                           10/02/01 -9/07/07             76,964             51,730
   800,000     The Bankshares Inc.                                         3/22/07               8,000,000          2,989,317
 2,161,828     Cerberus CG Investor I LLC                              7/26/07-6/17/08           2,154,424            410,747
 1,897,400     Cerberus CG Investor I LLC, 12.00%, 7/31/14                 7/26/07               1,897,400            360,506
 2,161,828     Cerberus CG Investor II LLC                             7/26/07-6/17/08           2,154,424            410,747
 1,897,400     Cerberus CG Investor II LLC, 12.00%, 7/31/14                7/26/07               1,897,400            360,506
 1,080,914     Cerberus CG Investor III LLC                            7/26/07-6/17/08           1,077,212            205,374
   948,700     Cerberus CG Investor III LLC, 12.00%, 7/31/14               7/26/07                 948,700            180,253
 2,077,368     Cerberus FIM Investors Holdco LLC                       10/20/06-6/02/09          2,077,368            169,306
 6,148,028     Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13         11/21/06              6,148,028            501,064
    21,716 (a) DecisionOne Corp.                                      9/28/99 - 7/18/00             16,482             28,014
    28,632     DecisionOne Corp., senior secured note, 15.00%,
           (a)    11/30/13                                             6/01/09-7/16/09              28,632             34,023
    11,923 (a) DecisionOne Corp., wts., 6/08/17                            7/09/07                      --                 --
     1,903     Elephant Capital Holdings Ltd.                          8/23/04-3/10/08             221,298                 --
    47,271     IACNA Investor LLC                                          7/24/08                  15,599                473
   451,787     Imagine Group Holdings Ltd.                                 8/31/04               4,626,977          4,303,994
   424,073     International Automotive Components Group Brazil LLC   4/13/06 -12/26/08            282,148            452,304
    74,174     International Automotive Components Group Japan LLC    9/26/06 - 3/27/07            643,935            246,385

 1,512,200 (b) International Automotive Components Group LLC           1/12/06-10/16/06          1,512,594            485,567
   407,500     International Automotive Components Group NA LLC,
                  9.00%, 4/01/17                                           3/30/07                 413,613            350,204
 1,353,608     International Automotive Components Group NA LLC, A     3/30/07-10/10/07          1,268,161             11,370
       383     Motor Coach Industries International Inc.                   4/17/09                 440,952                 --
     2,813     Motor Coach Industries International Inc., pfd.         4/17/09-7/01/09           2,812,710          1,735,667
 1,460,000     MPF Corp. Ltd.                                              5/08/06               7,500,856                 --
     9,306     NCB Warrant Holdings Ltd., A                            12/16/05-3/10/08             97,943                 --
     2,140     Olympus Re Holdings Ltd.                                    12/19/01                206,942              4,667
     4,289     PTV Inc, 10.00%, pfd., A                               12/07/01 -3/06/02              2,702                558
                                                                                                            -----------------
                  TOTAL RESTRICTED SECURITIES (1.06% of Net Assets)                                         $      15,092,358
                                                                                                            -----------------

(a) The Fund also invests in unrestricted securities of the issuer, valued at $5,951 as of September 30, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $268,430 as of September 30, 2009.

 MUTUAL SHARES SECURITIES FUND
   124,923     AboveNet Inc.                                          10/02/01-9/08/09   $       3,452,748  $       6,091,245
        78     AboveNet Inc., stock grant, grant price $10,475,
               expiration date 9/09/13                                 4/17/06-9/08/06                  --             11,945
        17     AboveNet Inc., stock grant, grant price $30,
                  expiration date 9/07/18                                  9/08/09                      --              1,276
     2,995     AboveNet Inc., wts., 9/08/10                           10/02/01-9/07/07             315,092            209,650
 6,400,507     CB FIM Coinvestors LLC                                  1/15/09-6/02/09           6,400,507         16,321,294
 8,172,654     Cerberus CG Investor I LLC                              7/26/07-6/17/08           8,144,664          1,552,804
 7,173,000     Cerberus CG Investor I LLC, 12.00%, 7/31/14                 7/26/07               7,173,000          1,362,870
 8,172,654     Cerberus CG Investor II LLC                             7/26/07-6/17/08           8,144,664          1,552,804
 7,173,000     Cerberus CG Investor II LLC, 12.00%, 7/31/14                7/26/07               7,173,000          1,362,870
 4,086,327     Cerberus CG Investor III LLC                            7/26/07-6/17/08           4,072,332            776,402
 3,586,500     Cerberus CG Investor III LLC, 12.00%, 7/31/14               7/26/07               3,586,500            681,435
 8,006,950     Cerberus FIM Investors Holdco LLC                       11/20/06-6/02/09          8,006,950            652,566
23,696,793     Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13         11/21/06             23,696,794          1,931,289
   108,227 (a) DecisionOne Corp.                                       3/12/99-7/18/00              76,619            139,613
   142,694 (a) DecisionOne Corp., senior secured note, 15.00%,
                  11/30/13                                              6/1/09-7/16/09             142,694            169,559
    59,425 (a) DecisionOne Corp., wts., 6/08/17                             7/09/07                      -                  -
    11,728     Elephant Capital Holdings Ltd.                          8/29/03-3/10/08           1,364,048                  -
 5,565,600     GLCP Harrah's Investment LP                                 1/15/08               5,565,600                  -
   168,957     IACNA Investor LLC                                          7/24/08                  55,751              1,690
 1,730,515     International Automotive Components Group Brazil LLC   4/13/06-12/26/08           1,151,359          1,845,719
   269,643     International Automotive Components Group Japan LLC    9/26/06-3/27/07            2,340,891            895,676
 6,170,474 (b) International Automotive Components Group LLC           1/12/06-10/16/06          6,172,073          1,981,339
 1,456,500     International Automotive Components Group NA LLC,
                  9.00%, 4/01/17                                           3/30/07               1,478,348          1,251,710
 4,838,053     International Automotive Components Group NA LLC, A     3/30/07-10/10/07          4,789,127             40,640
     2,219     Motor Coach Industries International Inc.                   4/17/09               2,554,757                  -
    16,316     Motor Coach Industries International Inc., pfd.          4/17/09-7/1/09          16,315,767         10,068,134
    57,295     NCB Warrant Holdings Ltd., A                            12/16/05-3/10/08            603,247                  -
    16,280     Olympus Re Holdings Ltd.                                    12/19/01              1,574,304             35,505
    17,300     PTV Inc, 10.00%, pfd., A                                 12/7/01-3/6/02               10,899              2,249

   433,000     State Bank and Trust Co.                                    7/24/09               4,330,000          4,416,438
               TOTAL RESTRICTED SECURITIES (1.16% of Net Assets)                                            $      53,356,722

(a) The Fund also invests in unrestricted securities of the issuer, valued at $29,657 as of September 30, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $959,420 as of September 30, 2009.

6.   HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the following funds for the nine months ended September 30, 2009, were as shown below:

                                                  NUMBER OF                         NUMBER OF
                                                    SHARES                            SHARES
                                                   HELD AT                           HELD AT    VALUE AT                 REALIZED
                                                  BEGINNING    GROSS      GROSS        END         END      INVESTMENT    CAPITAL
NAME OF ISSUER                                    OF PERIOD  ADDITIONS  REDUCTIONS  OF PERIOD   OF PERIOD     INCOME    GAIN (LOSS)
--------------                                    ---------  ---------  ----------  ---------  -----------  ----------  -----------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
NON-CONTROLLED AFFILIATES
Hooker Furniture Corp.                              555,100         --          --    555,100  $ 7,493,850   $166,530     $     --
                                                                                               -----------   --------     --------
   TOTAL AFFILIATED SECURITIES (0.63% of
      Net Assets)
MUTUAL GLOBAL DISCOVERY
SECURITIES FUND
NON-CONTROLLED AFFILIATES
The Bankshares Inc.                                 800,000         --          --    800,000  $ 2,989,317  $             $     --
                                                                                               -----------   --------     --------
   TOTAL AFFILIATED SECURITIES (0.21 % of
      Net Assets)
MUTUAL SHARES SECURITIES FUND
NON-CONTROLLED AFFILIATES
CB FIM Coinvestors LLC                                   --  6,400,507          --  6,400,507  $16,321,293   $     --     $     --
GLCP Harrah's Investment LP                       5,565,600         --          --  5,565,600           --         --
Motor Coach Industries International Inc.                --      2,219          --      2,219           --         --           --
Motor Coach Industries International Inc., pfd.          --     16,316          --     16,316   10,068,133    392,767           --
                                                                                               -----------   --------     --------
   TOTAL AFFILIATED SECURITIES (0.58% of
      Net Assets)                                                                              $26,389,426   $392,767     $     --
                                                                                               ===========   ========     ========

7.   INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by affiliates of the fund's administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising management or control. At September 30, 2009, the fund held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

NAME OF ISSUER                                          % OF SHARES HELD
--------------                                          ----------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
Templeton Growth Securities Fund                             20.18%
Mutual Shares Securities Fund                                10.75%
Franklin Income Securities Fund                               7.08%

 8. OTHER CONSIDERATIONS

Officers, directors or employees of the Mutual Global Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, may serve from time to time as members of official creditors' committees or boards of directors of companies in which the funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the fund's policies and the requirements of applicable securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

From time to time, officers, directors or employees of the Franklin High Income Securities Fund's, the Franklin Income Securities Fund's, and the Franklin Strategic Income Securities Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Funds' policies and requirements of applicable securities laws, could prevent the Funds from trading in the securities of such company for limited or extended periods of time.

9. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009, in valuing the funds' assets and liabilities carried at fair value:

                                                           LEVEL 1         LEVEL 2       LEVEL 3           TOTAL
                                                       --------------  --------------  -----------    --------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                            $  391,930,667  $           --  $        --    $  391,930,667
      Short Term Investments                               17,702,795              --           --        17,702,795
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $  409,633,462  $           --  $        --    $  409,633,462
                                                       --------------  --------------  -----------    --------------

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                            $  377,493,998  $           --  $        --    $  377,493,998
      Short Term Investments                                       --       7,380,919           --         7,380,919
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $  377,493,998  $    7,380,919  $        --    $  384,874,917
                                                       --------------  --------------  -----------    --------------

FRANKLIN GROWTH AND INCOME SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Health Care                                   $   25,648,951  $   12,941,450  $        --    $   38,590,401
         Consumer Discretionary                            10,392,632       8,098,752           --        18,491,384
         Energy                                            30,701,332       4,164,660           --        34,865,992
         Utilities                                         15,627,662       6,309,000           --        21,936,662
         All Other Equity Investments(a)                  151,278,398              --           --       151,278,398
      Convertible Bonds                                            --      22,927,775           --        22,927,775

      Corporate Bonds                                              --      19,280,851           --        19,280,851
      Short Term Investments                                       --          67,962           --            67,962
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $  233,648,975  $   73,790,450  $        --    $  307,439,425
                                                       --------------  --------------  -----------    --------------

FRANKLIN HIGH INCOME SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a,c)                          $           --  $      351,283  $        --    $      351,283
      Senior Floating Rate Interests                               --       4,350,306           --         4,350,306
      Corporate Bonds & Notes                                      --     226,987,665          191       226,987,856
      Short Term Investments                                       --      11,231,685           --        11,231,685
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $           --  $  242,920,939  $       191    $  242,921,130
                                                       --------------  --------------  -----------    --------------

FRANKLIN INCOME SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(b)
         Consumer Discretionary                        $    4,550,000  $    8,406,061  $        --    $   12,956,061
         Energy                                           177,440,555      94,446,718           --       271,887,273
         Financials                                       520,507,262      27,311,459           --       547,818,721
         Health Care                                      141,318,000      13,837,500           --       155,155,500
         Information Technology                           104,060,000       6,301,400           --       110,361,400
         Materials                                         59,688,880      40,361,000           --       100,049,880
         All Other Equity Investments(a)                  929,147,704              --           --       929,147,704
      Senior Floating Rate Interests                               --     397,185,951           --       397,185,951
      Corporate Bonds                                              --   3,800,801,546           --     3,800,801,546
      Convertible Bonds                                            --     161,910,700           --       161,910,700
      Short Term Investments                                       --     348,064,826           --       348,064,826
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $1,936,712,401  $4,898,627,161  $        --    $6,835,339,562
                                                       --------------  --------------  -----------    --------------

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
ASSETS:
   Investments in Securities
      Equity Investments(a,e)                          $  407,606,399  $           --  $        --    $  407,606,399
      Short Term Investments                                       --      17,801,212           --        17,801,212
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $  407,606,399  $   17,801,212  $        --    $  425,407,611
                                                       --------------  --------------  -----------    --------------

FRANKLIN LARGE CAP VALUE SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                            $   32,970,692  $           --  $        --    $   32,970,692
      Short Term Investments                                1,467,704              --           --         1,467,704
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $   34,438,396  $           --  $        --    $   34,438,396
                                                       --------------  --------------  -----------    --------------

FRANKLIN RISING DIVIDENDS SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a,b)                          $1,415,255,108  $           --  $        --    $1,415,255,108
      Short Term Investments                               59,683,824         505,781           --        60,189,605
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $1,474,938,932  $      505,781  $        --    $1,475,444,713
                                                       --------------  --------------  -----------    --------------

FRANKLIN SMALL CAP VALUE SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a,b)                          $1,075,687,776  $           --  $        --    $1,075,687,776
      Corporate Bonds                                              --       1,355,805           --         1,355,805
      Short Term Investments                              116,198,829       3,283,511           --       119,482,340
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $1,191,886,605  $    4,639,316  $        --    $1,196,525,921
                                                       --------------  --------------  -----------    --------------

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a)                            $  854,171,335  $           --  $        --    $  854,171,335
      Convertible Bonds                                            --       1,132,450           --         1,132,450
      Short Term Investments                               10,739,225              --           --        10,739,225
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $  864,910,560  $    1,132,450  $        --    $  866,043,010
                                                       --------------  --------------  -----------    --------------

FRANKLIN STRATEGIC INCOME SECURITIES FUND
ASSETS:
   Investments in Securities
      Equity Investments:(c)
         Banks                                         $      126,700  $      105,600  $        --    $      232,300
         Diversified Financials                                    --         467,601           --           467,601
      Senior Floating Rate Interests                               --     162,504,832           --       162,504,832
      Corporate Bonds                                              --     583,307,170           --       583,307,170
      Convertible Bonds                                            --       1,967,500           --         1,967,500
      Asset-Backed Securities and Commercial
         Mortgage-Backed Securities                                --      89,719,734           --        89,719,734
      Mortgage-Backed Securities                                   --      95,191,667           --        95,191,667
      U.S. Government and Agency Securities                        --      81,142,989           --        81,142,989
      Foreign Government and Agency Securities                     --     270,841,831           --       270,841,831
      Municipal Bonds                                              --      33,632,865           --        33,632,865
      Short Term Investments                               34,514,427              --           --        34,514,427
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $   34,641,127  $1,318,881,789  $        --    $1,353,522,916
                                                       --------------  --------------  -----------    --------------
      Forward Exchange Contracts                                   --       1,050,985           --         1,050,985

LIABILITIES
      Forward Exchange Contracts                                   --       6,838,810           --         6,838,810

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
ASSETS:
   Investments in Underlying Funds                     $1,493,249,418  $           --           --    $1,493,249,418

FRANKLIN U.S. GOVERNMENT FUND
ASSETS:
   Investments in Securities:
      Mortgage-Backed Securities                       $           --  $  439,164,521  $        --    $  439,164,521
      U.S. Government and Agency Securities                        --     220,533,126           --       220,533,126
      Short Term Investments                                       --      32,979,568           --        32,979,568
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $           --  $  692,677,215  $        --    $  692,677,215
                                                       --------------  --------------  -----------    --------------

FRANKLIN ZERO COUPON FUND - 2010
ASSETS:
   Investments in Securities:
      U.S. Government and Agency Securities            $           --  $  118,051,304  $        --    $  118,051,304
      Short Term Investments                                       --       2,231,597           --         2,231,597
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $           --  $  120,282,901  $        --    $  120,282,901
                                                       --------------  --------------  -----------    --------------

MUTUAL GLOBAL DISCOVERY SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Airlines                                      $      307,616  $        4,900  $        --    $      312,516
         Auto Components                                           --              --    1,198,286         1,198,286
         Chemicals                                         16,721,599              --           --(d)     16,721,599
         Commercial Banks                                  52,279,499              --    2,989,317(d)     55,268,816
         Commercial Services & Supplies                           363              --           --(d)            363
         Computers & Peripherals                           19,887,439              --       28,014(d)     19,915,453
         Consumer Finance                                          --              --    1,196,174         1,196,174
         Diversified Financial Services                    21,959,774              --           --(d)     21,959,774
         Diversified Telecommunication Services            18,059,659          51,730           --(d)     18,111,389
         Energy Equipment & Services                       59,913,309              --           --(d)     59,913,309
         Insurance                                         41,894,903              --    4,308,661        46,203,564
         Machinery                                         21,220,437              --    1,735,667(d)     22,956,104
         Media                                             37,853,062         213,778           --(d)     38,066,840
         Multi-Utilities                                      550,761              --           --(d)        550,761
         Real Estate Management & Development              19,670,367              --      695,118        20,365,485
         All Other Equity Investments(a)                  747,996,720              --           --       747,996,720
      Options Purchased                                       278,240         850,241           --         1,128,481
      Corporate Bonds and Notes                                    --      46,377,707    2,085,380        48,463,087
      Corporate Bonds and Notes in Reorganization                  --         429,316           15           429,331
      Short Term Investments                              250,239,428      46,818,163           --       297,057,591
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $1,308,833,176  $   94,745,835  $14,236,632    $1,417,815,643
                                                       --------------  --------------  -----------    --------------
   Forward Exchange Contracts                                      --       5,497,063           --         5,497,063

LIABILITIES:
   Options Written                                                 --       4,477,635           --         4,477,635
   Securities Sold Short                                   53,676,716              --           --        53,676,716
   Forward Exchange Contracts                                      --      18,000,197           --        18,000,197
   Unfunded Loan Commitments                                       --           2,043           --             2,043

MUTUAL INTERNATIONAL SECURITIES FUND
ASSETS:
   Investments in Securities
      Equity Investments(a,b)                          $    2,311,029  $           --  $        --    $    2,311,029
      Corporate Bonds & Notes                                      --          15,961           --            15,961
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $    2,311,029  $       15,961  $        --    $    2,326,990
                                                       --------------  --------------  -----------    --------------
   Forward Exchange Contracts                                      --           9,258           --             9,258

LIABILITIES:
   Securities Sold Short                                        9,241              --           --             9,241
   Forward Exchange Contracts                                      --          33,200           --            33,200

MUTUAL SHARES SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(b)
         Airlines                                      $    1,032,147  $       16,602  $        --    $    1,048,749
         Auto Components                                    3,592,376              --    4,774,358(d)      8,366,734
         Chemicals                                         53,354,420              --       25,000        53,379,420
         Commercial Banks                                  65,516,090              --    4,416,438(d)     69,932,528
         Commercial Services & Supplies                         1,483              --           --(d)          1,483
         Computers & Peripherals                           68,884,035              --      139,613(d)     69,023,648
         Consumer Finance                                          --              --   20,855,870        20,855,870
         Diversified Financial Services                    46,894,959              --           --(d)     46,894,959
         Diversified Telecommunication Services           155,306,944         209,650           --(d)    155,516,594

         Hotels, Restaurants & Leisure                      2,961,129              --           --(d)      2,961,129
         Insurance                                        266,300,461              --       35,505       266,335,966
         Machinery                                          6,693,322              --   10,068,134(d)     16,761,456
         Media                                            225,705,900       1,132,952           --(d)    226,838,852
         Multi-Utilities                                   33,139,471              --           --(d)     33,139,471
         Real Estate Management & Development              14,829,246              --    5,743,034        20,572,280
         Tobacco                                          390,847,008      30,746,811           --       421,593,819
         All Other Equity Investments(a)                2,432,464,841              --           --     2,432,464,841
      Options Purchased                                       646,410              --           --           646,410
      Corporate Bonds and Notes                                    --     188,443,949    7,821,645       196,265,594
      Corporate Bonds and Notes in Reorganization                  --      29,216,507           25        29,216,532
      Companies in Liquidation                                     --              --           --(d)            --
      Short Term Investments                              324,889,000     164,047,559           --       488,936,559
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $4,093,059,242  $  413,814,030  $53,879,622    $4,560,752,894
                                                       --------------  --------------  -----------    --------------
   Forward Exchange Contracts                                      --      12,438,679           --        12,438,679
   Unfunded Loan Commitments                                                  512,219                        512,219

LIABILITIES:
   Securities Sold Short                                  101,399,042              --           --       101,399,042
   Forward Exchange Contracts                                      --      27,683,274           --        27,683,274

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Russia                                        $   97,610,838  $      272,058  $        --    $   97,882,896
         All Other Equity Investments(b,f)                628,361,873              --           --       628,361,873
      Short Term Investments                               43,462,886              --           --        43,462,886
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $  769,435,597  $      272,058  $        --    $  769,707,655
                                                       --------------  --------------  -----------    --------------

TEMPLETON FOREIGN SECURITIES FUND
ASSETS:
   Investments in Securities
      Equity Investments(a,b)                          $2,428,425,969  $           --  $        --    $2,428,425,969
      Short Term Investments                               56,701,590              --           --        56,701,590
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $2,485,127,559  $           --  $        --    $2,485,127,559
                                                       --------------  --------------  -----------    --------------

TEMPLETON GLOBAL ASSET ALLOCATION FUND
ASSETS:
   Investments in Securities
      Equity Investments(a,b)                          $   56,311,155  $           --  $        --    $   56,311,155
      Foreign Government and Agency Securities                     --      31,589,957           --        31,589,957
      Short Term Investments                                3,791,070              --           --         3,791,070
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $   60,102,225  $   31,589,957  $        --    $   91,692,182
                                                       --------------  --------------  -----------    --------------
   Forward Exchange Contracts                                      --         366,503           --           366,503

LIABILITIES:
   Forward Exchange Contracts                                      --       1,285,353           --         1,285,353

TEMPLETON GLOBAL BOND SECURITIES FUND
ASSETS:
   Investments in Securities:
      Foreign Government and Agency Securities         $           --  $1,427,046,078  $        --    $1,427,046,078
      Municipal Bonds                                              --      58,047,794           --        58,047,794
      Short Term Investments                                       --      86,298,217           --        86,298,217
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $           --  $1,571,392,089  $        --    $1,571,392,089
                                                       --------------  --------------  -----------    --------------
   Swaps                                                           --       2,883,654           --         2,883,654
   Forward Exchange Contracts                                      --      33,981,642           --        33,981,642

LIABILITIES:
   Forward Exchange Contracts                                      --      62,109,667           --        62,109,667

TEMPLETON GROWTH SECURITIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments(a,b)                          $2,350,768,331  $           --  $        --    $2,350,768,331
      Short Term Investments                                       --      93,990,760           --        93,990,760
                                                       --------------  --------------  -----------    --------------
         Total Investments in Securities               $2,350,768,331    $ 93,990,760  $        --    $2,444,759,091
                                                       --------------  --------------  -----------    --------------

(a) For detailed industry descriptions, see the accompanying Statements of Investments.

(b)  Includes common and preferred stock as well as other equity investments.

(c)  Includes preferred stock.

(d)  Includes securities determined to have no value at September 30, 2009.

(e) Includes common and convertible preferred stock as well as other equity investments.

(f) For detailed country descriptions, see the accompanying Statements of Investments.

At September 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the funds' fair value, were as follows:

                                                                                                                      NET CHANGE IN
                                                                                                                        UNREALIZED
                                                           NET CHANGE IN                                              APPRECIATION
                               BALANCE AT                   UNREALIZED         NET       TRANSFER IN                  (DEPRECIATION)
                              BEGINNING OF  NET REALIZED   APPRECIATION     PURCHASES       (OUT)       BALANCE AT   ON ASSETS HELD
                                 PERIOD      GAIN (LOSS)  (DEPRECIATION)     (SALES)     OF LEVEL 3   END OF PERIOD  AT PERIOD END
                              ------------  ------------  --------------  ------------  ------------  -------------  ---------------
FRANKLIN HIGH INCOME
   SECURITIES FUND
      ASSETS
      Equity Investments:
         Diversified
            Financials         $   214,420  $         --    $        --   $         --  $   (214,420) $        --      $        --
      Corporate Bonds
         & Notes                       466    (2,561,864)     2,618,308        (56,719)           --          191               --
                               -----------  ------------    -----------   ------------  ------------  -----------      -----------
   Total                       $   214,886  $ (2,561,864)   $ 2,618,308   $    (56,719) $   (214,420) $       191      $        --
                               -----------  ------------    -----------   ------------  ------------  -----------      -----------
FRANKLIN INCOME
   SECURITIES FUND
   ASSETS
      Equity Investments:
         Financials            $12,874,075  $         --    $        --   $         --  $(12,874,075) $        --      $        --
FRANKLIN STRATEGIC INCOME
   SECURITIES FUND ASSETS
      Equity Investments:
         Diversified
            Financials         $   285,420  $         --  $          --   $         --   $   (285,420) $        --      $        --

MUTUAL GLOBAL DISCOVERY
   SECURITIES FUND ASSETS
   Investments in
      Securities:
      Equity
         Investments:(a)
         Auto Components       $   897,816  $         --    $   346,159   $    (45,689) $         --  $ 1,198,286(b)   $   346,159
         Commercial Banks        5,163,550            --     (2,174,233)            --            --    2,989,317(b)    (2,174,233)
         Computers &
            Peripherals                 --            --         28,014             --            --       28,014(b)        28,014
         Consumer Finance        1,515,047            --       (327,981)         9,108            --    1,196,174         (327,981)
         Diversified
         Telecommunication
            Services               923,558            --        551,290             --    (1,474,848)          --(b)            --
         Food Products               3,714            --           (721)            --        (2,993)          --               --
         Health Care
            Providers &
            Services               865,249            --         41,202             --      (906,451)          --               --
         Insurance               3,705,159            --        603,502             --            --    4,308,661          603,502
         Machinery                      --            --     (1,517,995)     3,253,662            --    1,735,667(b)    (1,517,995)
         Real Estate
            Management
            & Development          716,584            --        (21,466)            --            --      695,118          (21,466)
         Corporate Bonds
            and Notes            8,965,397    (2,663,941)     3,985,669     (8,201,745)           --    2,085,380         (739,761)
         Corporate Bonds
            and Notes in
            Reorganization          63,418    (1,881,500)     2,259,049       (440,952)           --           15               --
                               -----------  ------------    -----------   ------------  ------------  -----------      -----------
   Total                       $22,819,492  $ (4,545,441)   $ 3,772,489   $ (5,425,616) $ (2,384,292) $14,236,632      $(3,803,761)
                               -----------  ------------    -----------   ------------  ------------  -----------      -----------
MUTUAL SHARES SECURITIES
   FUND ASSETS
   Investments in
      Securities:
      Equity Investments:(a)
         Auto Components       $ 3,516,464  $         --    $ 1,429,501   $   (171,607) $         --  $ 4,774,358(b)   $ 1,429,501
         Chemicals                  25,000            --             --             --            --       25,000               --
         Commercial Banks               --            --         86,438      4,330,000            --    4,416,438(b)        86,438
         Computers &
            Peripherals                 --            --        139,613             --            --      139,613(b)       139,613
         Consumer Finance        5,759,632            --      8,659,257      6,436,981            --   20,855,870        8,659,257
         Diversified
         Telecommunication
            Services             3,134,806            --      1,895,935             --    (5,030,741)          --(b)            --
         Health Care
            Providers &
            Services             2,069,470            --         98,546             --    (2,168,016)          --               --
         Hotels, Restaurants
            & Leisure            1,669,680            --     (1,669,680)            --            --           --(b)    (1,669,680)
         Insurance                  38,219            --         (2,714)            --            --       35,505           (2,714)
         Machinery                      --            --     (8,802,391)    18,870,524            --   10,068,134(b)    (8,802,391)
         Real Estate
            Management
            & Development        5,920,384            --       (177,349)            --            --    5,743,035         (177,350)
         Corporate Bonds
            and Notes           30,352,686    (8,593,908)    12,397,485    (26,334,618)           --    7,821,645       (2,837,574)
         Corporate Bonds
            and Notes in
            Reorganization         367,870   (10,919,436)    13,106,348     (2,554,757)           --           25               --
                               -----------  ------------    -----------   ------------  ------------  -----------      -----------
 Total                         $52,854,211  $(19,513,344)   $27,160,989   $    576,523  $ (7,198,757) $53,879,623      $(3,174,900)
                               -----------  ------------    -----------   ------------  ------------  -----------      -----------

(a)  Includes common and preferred stock as well as other equity investments.

(b)  Includes securities determined to have no value at September 30, 2009.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


By /s/LAURA F. FERGERSON
 ----------------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 ----------------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009


By /s/ GASTON GARDEY
 ------------------------------
   Gaston Gardey
   Chief Financial Officer and
    Chief Accounting Officer
     Date  November 25, 2009